UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2007

Item 1. Reports to Stockholders

Fidelity's

Broadly Diversified International Equity

Funds

Fidelity® Global Balanced Fund

Fidelity Diversified International Fund

Fidelity Aggressive International Fund

Fidelity Overseas Fund

Fidelity Worldwide Fund

Semiannual Report

April 30, 2007
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Global Balanced Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Diversified International Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Aggressive International Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Overseas Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Worldwide Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Global Balanced
Actual	$ 1,000.00	$ 1,096.50	$ 6.03
HypotheticalA	$ 1,000.00	$ 1,019.04	$ 5.81
Diversified International
Actual	$ 1,000.00	$ 1,150.40	$ 4.85
HypotheticalA	$ 1,000.00	$ 1,020.28	$ 4.56
Aggressive International
Actual	$ 1,000.00	$ 1,168.50	$ 4.41
HypotheticalA	$ 1,000.00	$ 1,020.73	$ 4.11
Overseas
Actual	$ 1,000.00	$ 1,162.80	$ 4.67
HypotheticalA	$ 1,000.00	$ 1,020.48	$ 4.36
Worldwide
Actual	$ 1,000.00	$ 1,136.40	$ 5.19
HypotheticalA	$ 1,000.00	$ 1,019.93	$ 4.91

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Global Balanced	1.16%
Diversified International	.91%
Aggressive International	.82%
Overseas	.87%
Worldwide	.98%

Semiannual Report

Global Balanced

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
United States of America	34.6%
Japan	17.5%
Germany	9.0%
France	6.4%
United Kingdom	5.7%
Switzerland	3.9%
Australia	3.4%
Netherlands	3.4%
Finland	3.0%
Other	13.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
United States of America	37.3%
Japan	18.6%
France	7.3%
Germany	6.9%
United Kingdom	4.7%
Switzerland	3.6%
Finland	3.0%
Netherlands	2.9%
Austria	2.6%
Other	13.1%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	58.8	56.2
Bonds	36.6	35.7
Convertible Securities	0.0	0.1
Short-Term Investments and Net Other Assets	4.6	8.0
Top Five Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
ABB Ltd. sponsored ADR (Switzerland)	1.1	0.8
Federated Department Stores, Inc. (United States of America)	0.9	0.6
AT&T, Inc. (United States of America)	0.8	0.0
Exxon Mobil Corp. (United States of America)	0.8	1.1
Nestle SA (Switzerland)	0.7	0.2
	4.3
Top Five Bond Issuers as of April 30, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Japan Government	8.2	8.6
German Federal Republic	6.0	4.6
Finnish Government	2.2	2.6
U.S. Treasury Obligations	2.0	4.3
French Republic	1.5	1.4
	19.9
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.7	16.0
Consumer Discretionary	9.2	8.1
Information Technology	7.3	6.0
Industrials	6.9	7.4
Health Care	6.6	6.8
Consumer Staples	5.9	5.6
Materials	5.0	3.4
Energy	4.6	4.5
Utilities	2.1	1.6
Telecommunication Services	1.9	1.8

Semiannual Report

Global Balanced

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 58.1%
	Shares	Value
Argentina - 0.3%
Cresud S.A.C.I.F. y A. sponsored ADR	24,500	$ 594,370
Inversiones y Representaciones SA sponsored GDR (a)	12,000	251,040
TOTAL ARGENTINA		845,410
Australia - 3.4%
AMP Ltd.	90,785	810,468
ASX Ltd.	22,489	896,448
Babcock & Brown Ltd.	17,200	423,513
BHP Billiton Ltd.	30,734	750,524
Computershare Ltd.	92,100	799,262
CSL Ltd.	15,300	1,108,970
Fosters Group Ltd.	114,439	607,279
Macquarie Bank Ltd.	11,700	845,315
McGuigan Simeon Wines Ltd.	122,200	253,702
National Australia Bank Ltd.	34,027	1,210,000
Publishing & Broadcasting Ltd.	46,700	795,031
QBE Insurance Group Ltd.	31,600	809,835
Rinker Group Ltd.	25,300	390,793
United Group Ltd.	60,800	792,714
Woolworths Ltd.	36,400	855,463
TOTAL AUSTRALIA		11,349,317
Austria - 0.5%
Flughafen Wien AG	15,450	1,684,748
Bermuda - 0.6%
Allied World Assurance Co. Holdings Ltd.	8,700	385,584
Endurance Specialty Holdings Ltd.	12,000	449,040
Lazard Ltd. Class A	8,400	454,860
SeaDrill Ltd. (a)	37,500	622,762
TOTAL BERMUDA		1,912,246
Canada - 1.1%
Cameco Corp.	10,500	489,098
Canadian Natural Resources Ltd.	9,100	542,278
European Goldfields Ltd. (a)	113,500	567,551
New Flyer Industries, Inc.	45,600	443,305
Potash Corp. of Saskatchewan, Inc.	3,800	682,176
Suncor Energy, Inc.	5,500	441,279
Western Oil Sands, Inc. Class A (a)	13,300	432,109
TOTAL CANADA		3,597,796
Cayman Islands - 0.2%
Foxconn International Holdings Ltd. (a)	122,000	369,624
GlobalSantaFe Corp.	3,860	246,770
Simcere Pharmaceutical Group sponsored ADR	5,900	97,940
TOTAL CAYMAN ISLANDS		714,334

	Shares	Value
Finland - 0.5%
M-real Oyj (B Shares)	87,877	$ 604,381
UPM-Kymmene Corp. (f)	46,899	1,156,998
TOTAL FINLAND		1,761,379
France - 3.2%
Alcatel-Lucent SA	25,400	336,550
Alcatel-Lucent SA sponsored ADR	100,500	1,331,625
BIC SA	22,729	1,665,559
Compagnie Generale de Geophysique SA (a)	2,800	585,397
Eutelsat Communications	51,700	1,283,301
Icade SA (f)	25,968	1,993,626
Renault SA (f)	15,400	2,011,540
Sanofi-Aventis sponsored ADR	29,915	1,371,902
TOTAL FRANCE		10,579,500
Germany - 2.2%
Bayer AG	27,100	1,853,098
E.ON AG (f)	13,400	2,015,226
Lanxess AG	24,800	1,361,128
RWE AG	12,100	1,281,470
Siemens AG sponsored ADR	5,000	604,850
TOTAL GERMANY		7,115,772
Hong Kong - 0.6%
Hang Seng Bank Ltd.	53,600	755,774
Hong Kong Exchanges & Clearing Ltd.	32,000	308,237
Li & Fung Ltd.	248,000	779,899
TOTAL HONG KONG		1,843,910
India - 0.4%
Bharat Heavy Electricals Ltd.	4,379	265,423
Godrej Consumer Products Ltd.	27,664	94,123
Jain Irrigation Systems Ltd.	31,779	335,675
Larsen & Toubro Ltd.	8,001	331,073
Nagarjuna Construction Co. Ltd.	57,999	253,644
TOTAL INDIA		1,279,938
Italy - 0.2%
Ducati Motor Holding Spa (a)	216,100	425,526
IFIL Finanziaria di Partecipazioni Spa	35,036	387,405
TOTAL ITALY		812,931
Japan - 7.5%
Abc-Mart, Inc.	9,000	200,951
ACOM Co. Ltd.	2,790	100,724
Aeon Mall Co. Ltd.	5,400	180,745
Asahi Glass Co. Ltd.	15,000	201,801
Atlus Co. Ltd. (a)	27,800	153,690
Canon, Inc.	10,600	595,720
Casio Computer Co. Ltd.	12,300	248,319
Chiba Bank Ltd.	15,000	123,996
Chubu Electric Power Co., Inc.	19,200	616,988
Daihen Corp.	28,000	169,231
Common Stocks - continued
	Shares	Value
Japan - continued
Daiichi Sankyo Co. Ltd.	14,100	$ 420,710
Daiwa House Industry Co. Ltd.	12,000	188,124
East Japan Railway Co.	81	656,908
Haseko Corp. (a)	40,000	132,482
Hitachi Software Engineerng Co. Ltd.	7,200	171,887
Japan Securities Finance Co. Ltd.	6,400	90,968
KDDI Corp.	26	204,351
Komatsu Ltd.	18,800	444,933
Konica Minolta Holdings, Inc.	40,500	554,226
Kurita Water Industries Ltd.	6,300	157,285
Lawson, Inc.	15,000	553,227
Leopalace21 Corp.	1,700	55,744
Makita Corp.	4,400	167,435
Mandom Corp.	2,900	74,118
Marui Co. Ltd.	18,700	222,180
Mitsubishi Estate Co. Ltd.	12,000	372,089
Mitsui & Co. Ltd.	46,000	827,259
Mitsui Engineering & Shipbuilding Co.	37,000	165,752
Mitsui Fudosan Co. Ltd.	17,000	496,285
Mitsui O.S.K. Lines Ltd.	83,000	1,046,136
Mizuho Financial Group, Inc.	137	824,533
Murata Manufacturing Co. Ltd.	4,900	361,147
Namco Bandai Holdings, Inc.	11,400	185,277
Nintendo Co. Ltd.	6,000	1,874,473
Nippon Electric Glass Co. Ltd.	50,000	855,839
Nippon Meat Packers, Inc.	28,000	341,085
Nippon Oil Corp.	49,000	376,327
Nippon Paint Co. Ltd.	49,000	286,998
Nippon Suisan Kaisha Co. Ltd.	23,700	152,712
Nomura Holdings, Inc.	12,500	240,750
Nomura Real Estate Office Fund, Inc.	6	74,464
Nomura Real Estate Residential Fund, Inc.	15	117,770
NSK Ltd.	42,000	406,504
NTT DoCoMo, Inc.	459	780,759
Okinawa Cellular Telephone Co.	54	159,150
ORIX Corp.	1,390	370,674
Osaka Securities Exchange Co. Ltd.	40	200,617
Sankei Building Co. Ltd.	37,200	338,936
Sankyo Co. Ltd. (Gunma)	2,300	100,822
Sharp Corp.	24,000	440,486
Shin-Etsu Chemical Co. Ltd.	11,000	710,064
Sony Corp.	5,900	314,234
Sumco Corp.	4,100	178,185
Sumitomo Corp.	19,800	339,160
Sumitomo Electric Industries Ltd.	12,600	178,208
Sumitomo Metal Industries Ltd.	132,000	670,304
Sumitomo Trust & Banking Co. Ltd.	18,000	175,808
Takeda Pharamaceutical Co. Ltd.	13,800	894,731
The Sumitomo Warehouse Co. Ltd.	31,000	239,330
TIS, Inc.	7,500	171,617
Tohokushinsha Film Corp.	8,300	72,619

	Shares	Value
Tokai Carbon Co. Ltd.	33,000	$ 284,134
Tokyo Tomin Bank Ltd.	6,000	207,424
Toyota Motor Corp.	25,500	1,548,105
Uni-Charm Corp.	6,200	365,219
Yamaha Motor Co. Ltd.	2,800	73,976
TOTAL JAPAN		24,506,705
Korea (South) - 0.1%
LG Household & Health Care Ltd.	3,100	412,745
Luxembourg - 0.9%
Acergy SA	50,400	1,079,064
SES SA FDR (France) unit	98,300	1,931,619
TOTAL LUXEMBOURG		3,010,683
Netherlands - 1.7%
Koninklijke Numico NV	8,400	464,925
Koninklijke Philips Electronics NV	47,200	1,937,088
Nutreco Holding NV	22,183	1,647,041
Reed Elsevier NV	77,400	1,458,613
TOTAL NETHERLANDS		5,507,667
Norway - 0.4%
Fred Olsen Energy ASA (a)(f)	11,400	571,025
TGS Nopec Geophysical Co. ASA (a)	29,800	691,241
TOTAL NORWAY		1,262,266
Singapore - 1.2%
DBS Group Holdings Ltd.	47,000	658,965
Keppel Corp. Ltd.	66,000	929,700
Parkway Holdings Ltd.	184,000	479,621
Rickmers Maritime	303,000	313,132
Singapore Exchange Ltd.	168,000	818,325
Singapore Press Holdings Ltd.	245,000	703,133
TOTAL SINGAPORE		3,902,876
South Africa - 0.2%
Gold Fields Ltd. sponsored ADR	36,500	655,905
Sweden - 0.5%
Investor AB (B Shares)	62,700	1,698,591
Switzerland - 3.9%
ABB Ltd. sponsored ADR	172,800	3,449,088
Actelion Ltd. (Reg.) (a)	5,164	1,231,305
Bellevue Group AG	3,240	260,868
Bucher Industries AG	7,292	1,098,766
Julius Baer Holding AG (Bearer)	19,704	1,384,998
Nestle SA:
(Reg.)	4,959	1,970,707
sponsored ADR	4,200	417,270
Pargesa Holding SA	14,759	1,606,829
Syngenta AG (Switzerland)	6,540	1,298,190
TOTAL SWITZERLAND		12,718,021
Turkey - 0.2%
Selcuk Ecza Deposu Tic AS	142,143	612,260
Common Stocks - continued
	Shares	Value
United Kingdom - 3.0%
AstraZeneca PLC (United Kingdom)	29,500	$ 1,602,145
Benfield Group PLC	233,943	1,482,791
Clipper Windpower PLC (a)	9,000	157,907
GlaxoSmithKline PLC	67,100	1,938,519
KKR Private Equity Investors, LP	19,700	480,680
Pearson PLC	80,457	1,385,893
Peter Hambro Mining PLC (a)	41,631	962,244
Tesco PLC	194,700	1,794,640
TOTAL UNITED KINGDOM		9,804,819
United States of America - 25.3%
AES Corp. (a)	36,900	811,431
Agilent Technologies, Inc. (a)	10,400	357,448
Allergan, Inc.	10,600	1,284,720
American International Group, Inc.	21,887	1,530,120
American Superconductor Corp. (a)(f)	7,700	111,188
American Tower Corp. Class A (a)	38,600	1,466,800
Amphenol Corp. Class A	14,000	491,540
Amylin Pharmaceuticals, Inc. (a)	12,300	508,359
Apple, Inc. (a)	21,500	2,145,700
Applied Materials, Inc.	19,500	374,790
Astoria Financial Corp.	8,900	236,384
AT&T, Inc.	70,500	2,729,760
Avon Products, Inc.	39,700	1,580,060
Bank of America Corp.	14,100	717,690
BankUnited Financial Corp. Class A	10,100	218,665
BioMimetic Therapeutics, Inc.	1,400	26,236
Brookdale Senior Living, Inc.	5,100	231,591
C.R. Bard, Inc.	17,700	1,471,401
Casual Male Retail Group, Inc. (a)	75,100	864,401
Celgene Corp. (a)	11,600	709,456
Centex Corp.	5,000	223,850
Cerner Corp. (a)	14,340	763,462
Cisco Systems, Inc. (a)	73,250	1,958,705
Coach, Inc. (a)	12,100	590,843
Cognizant Technology Solutions Corp. Class A (a)	26,400	2,360,160
Collagenex Pharmaceuticals, Inc. (a)	16,500	226,215
Commerce Bancorp, Inc.	14,100	471,504
Constellation Energy Group, Inc.	4,100	365,392
Countrywide Financial Corp.	7,600	281,808
CyberSource Corp. (a)	45,100	573,221
DynCorp International, Inc. Class A	29,700	445,500
Estee Lauder Companies, Inc. Class A	12,100	622,182
Exelixis, Inc. (a)	16,900	181,506
Exxon Mobil Corp.	32,500	2,579,850
Federated Department Stores, Inc.	64,050	2,813,076
FormFactor, Inc. (a)	17,900	739,091
FPL Group, Inc.	19,700	1,268,089
Fuel Tech, Inc. (a)	19,800	497,772
General Dynamics Corp.	25,600	2,009,600

	Shares	Value
General Growth Properties, Inc.	10,240	$ 653,824
Gilead Sciences, Inc. (a)	8,700	710,964
Google, Inc. Class A (sub. vtg.) (a)	4,600	2,168,348
Granite Construction, Inc.	4,200	253,008
Green Mountain Coffee Roasters, Inc. (a)	3,400	207,808
Greenhill & Co., Inc.	5,400	341,550
Health Net, Inc. (a)	8,000	432,480
Hittite Microwave Corp. (a)	5,300	239,454
Hudson City Bancorp, Inc.	120,700	1,607,724
Inverness Medical Innovations, Inc. (a)	30,900	1,237,545
Janus Capital Group, Inc.	45,100	1,128,402
JCPenney Co., Inc.	17,750	1,403,848
KB Home	5,500	242,605
Kroger Co.	21,100	622,661
Lennar Corp. Class A	8,000	341,680
Mastercard, Inc. Class A	5,000	558,400
Merck & Co., Inc.	45,000	2,314,800
Molson Coors Brewing Co. Class B	6,200	584,536
Monsanto Co.	29,150	1,719,559
Morgan Stanley	16,800	1,411,368
National Oilwell Varco, Inc. (a)	12,500	1,060,625
Nautilus, Inc. (f)	50,600	698,786
Northern Trust Corp.	23,600	1,485,620
Peabody Energy Corp.	10,800	518,184
PepsiCo, Inc.	27,190	1,796,987
Petrohawk Energy Corp. (a)	30,700	443,615
Procter & Gamble Co.	29,800	1,916,438
Quanta Services, Inc. (a)	20,800	571,792
Quicksilver Resources, Inc. (a)	6,350	265,811
Ralcorp Holdings, Inc. (a)	8,500	559,385
Raytheon Co. warrants 6/16/11 (a)	112	2,048
Ryland Group, Inc.	4,500	199,350
Safeway, Inc.	22,700	824,010
Service Corp. International	75,100	912,465
St. Jude Medical, Inc. (a)	11,000	470,690
State Street Corp.	16,200	1,115,694
Sun Microsystems, Inc. (a)	435,900	2,275,398
Sunpower Corp. Class A (a)	4,600	279,128
Synthes, Inc.	12,879	1,690,046
Time Warner, Inc.	53,800	1,109,894
Titanium Metals Corp.	43,200	1,491,696
Tyson Foods, Inc. Class A	17,700	370,992
U.S. Bancorp, Delaware	17,600	604,560
UDR, Inc.	14,700	441,588
Under Armour, Inc. Class A (sub. vtg.) (a)	4,400	222,200
Unisys Corp. (a)	47,900	375,536
URS Corp. (a)	8,600	375,820
Valero Energy Corp.	21,700	1,523,991
ValueClick, Inc. (a)	14,660	419,276
Virgin Media, Inc.	54,665	1,379,198
Wachovia Corp.	5,600	311,024
Washington Group International, Inc. (a)	5,900	394,828
Weight Watchers International, Inc.	20,000	959,800
Wells Fargo & Co.	17,100	613,719
Common Stocks - continued
	Shares	Value
United States of America - continued
Wendy's International, Inc.	7,400	$ 278,980
Zoltek Companies, Inc. (a)	5,200	158,288
TOTAL UNITED STATES OF AMERICA		83,137,592
TOTAL COMMON STOCKS (Cost $161,265,973)		190,727,411
Nonconvertible Preferred Stocks - 0.7%

Italy - 0.7%
Istituto Finanziario Industriale Spa (IFI) (a) (Cost $1,244,820)	57,200	2,283,112
Nonconvertible Bonds - 9.3%
		Principal Amount (d)
Australia - 0.0%
QBE Capital Funding II LP 6.797% (g)(h)		$ 130,000	131,325
Bermuda - 0.1%
Sea Production Ltd. 9.61% 2/14/12 (g)(h)		100,000	101,500
SeaDrill Ltd. 5.37% 1/23/08 (g)(h)	NOK	1,500,000	252,131
TOTAL BERMUDA			353,631
British Virgin Islands - 0.0%
CEMEX SAB de CV 6.196% (h)		100,000	101,055
Cayman Islands - 0.2%
Finans Capital Finance Ltd. (Reg. S) 9% 10/7/14 (e)		160,000	170,646
MUFG Capital Finance 5 Ltd. 6.299% (h)	GBP	100,000	199,891
PetroProd Ltd. 11.355% 1/12/12 (g)(h)		100,000	102,000
SMFG Finance Ltd. 6.164% (h)	GBP	75,000	146,391
Vale Overseas Ltd. 6.875% 11/21/36		200,000	212,140
TOTAL CAYMAN ISLANDS			831,068
Cyprus - 0.0%
Mizuho Capital Investment Europe 1 Ltd. 5.02% (h)	EUR	100,000	136,433
France - 1.4%
Caisse d'Amort de la Dette Societe 4.125% 4/25/17	EUR	1,700,000	2,290,266
Compagnie de St. Gobain 4.196% 4/11/12 (h)	EUR	175,000	238,460

		Principal Amount (d)	Value
Credit Agricole SA 3.934% 9/30/08 (h)	EUR	1,500,000	$ 2,046,286
France Telecom SA 4.375% 2/21/12	EUR	100,000	135,134
TOTAL FRANCE			4,710,146
Germany - 0.3%
Bayer AG 4.044% 4/10/10 (h)	EUR	200,000	272,661
BayernLB Capital Trust I 6.2032% 3/29/49 (h)		250,000	251,303
Cognis GmbH (Reg. S) 12.876% 1/15/15 pay-in-kind (h)	EUR	100,000	144,648
Wuerttembergische Lebens AG 5.375% 6/1/26 (h)	EUR	100,000	130,647
TOTAL GERMANY			799,259
Hong Kong - 0.2%
Chong Hing Bank Ltd. 6.28% 12/16/16 (h)		175,000	174,988
Dah Sing Bank Ltd. 6.0975% 6/3/16 (h)		250,000	251,528
Wing Hang Bank Ltd. 6% (h)		260,000	259,061
TOTAL HONG KONG			685,577
India - 0.0%
ICICI Bank Ltd. (Reg. S) 5.895% 1/12/10 (h)		125,000	125,075
Ireland - 0.7%
Ardagh Glass Group plc 10.75% 3/1/15 pay-in-kind	EUR	90,000	120,665
DEPFA ACS Bank 3.875% 11/14/16	EUR	700,000	922,265
JSC Vneshtorgbank 7% 4/13/09 (Issued by Dali Capital PLC for JSC Vneshtorgbank)	RUB	7,000,000	275,386
ROSBANK (OJSC JSCB) 8% 9/30/09 (Issued by Dali Capital PLC for ROSBANK (OJSC JSCB))	RUB	3,800,000	149,199
TransCapitalInvest Ltd. (Reg. S) 5.67% 3/5/14		400,000	397,200
VTB24 Capital PLC 6.15% 12/7/09 (h)		270,000	270,351
TOTAL IRELAND			2,135,066
Japan - 0.0%
Aiful Corp. 6% 12/12/11		120,000	122,125
Kazakhstan - 0.1%
JSC Alliance Bank 9% 6/27/08		360,000	364,140
Korea (South) - 0.2%
Hyundai Capital Services, Inc. 5.625% 1/24/12		200,000	200,400
Woori Bank (Reg. S) 6.208% 5/2/67 (h)		300,000	300,090
TOTAL KOREA (SOUTH)			500,490
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Liberia - 0.1%
Royal Caribbean Cruises Ltd. 5.625% 1/27/14	EUR	125,000	$ 169,756
Luxembourg - 0.7%
BTA Finance Luxembourg 8.25% (h)		100,000	93,094
Fiat Finance & Trade Ltd. 5.625% 11/15/11	EUR	300,000	422,071
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	150,000	208,374
6.5% 2/27/19	GBP	100,000	197,756
8%		250,000	257,075
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (h)		500,000	502,560
Lux-Development SA 6.1% 10/31/16 (e)	EUR	200,000	277,014
Sitronics Finance SA 7.875% 3/2/09		200,000	202,420
TNK-BP Finance SA 7.5% 7/18/16		250,000	265,350
TOTAL LUXEMBOURG			2,425,714
Multi-National - 0.1%
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	200,000	259,820
Netherlands - 1.4%
ALB Finance BV 8.75% 4/20/11		200,000	194,300
Asset Repackaging Trust Five BV 0% 12/21/11 pay-in-kind (h)	EUR	100,000	138,848
BOATS Investments (Netherlands) BV 11% 3/31/17 pay-in-kind	EUR	260,000	356,570
CRR BV 9% 9/21/07		200,000	200,480
Deutsche Telekom International Finance BV 4.5% 10/25/13	EUR	115,000	154,810
Eureko BV 5.125% (h)	EUR	200,000	270,846
Media Nusantara Citra BV 10.75% 9/12/11		175,000	190,575
Rabobank Nederland 4.25% 1/16/17	EUR	1,700,000	2,287,343
SABIC Europe BV 4.5% 11/28/13	EUR	200,000	264,869
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (h)	GBP	150,000	294,849
TuranAlem Finance BV 6.25% 9/27/11	EUR	250,000	336,203
TOTAL NETHERLANDS			4,689,693
Norway - 0.3%
DDI Holding AS:
9.3% 1/19/12 (i)		100,000	103,118
10.08% 3/15/12 (g)(h)		100,000	103,000
DP Producer AS 11.3475% 12/5/11 (g)(h)		100,000	101,500
MPF Corp. (Norway) AS 12.1% 9/20/11 (g)(h)		100,000	99,750

		Principal Amount (d)	Value
OffRig Drilling ASA 9.75% 4/27/11 (g)		$ 100,000	$ 104,000
ProdJack AS:
11.25% 2/22/13 (g)		100,000	100,500
11.25% 3/8/13 (g)		100,000	100,250
Sevan Marine ASA 9.25% 12/20/11 (g)		100,000	103,250
Sinvest ASA 10% 12/22/09 (g)(h)	NOK	1,500,000	262,216
TOTAL NORWAY			1,077,584
Russia - 0.2%
Bank St. Petersburg 9.501% 11/25/09 (Issued by BSPB Finance PLC for Bank St. Petersburg)		250,000	251,500
Promsvyazbank 8.75% 10/20/11 (Issued by PSB Finance SA for Promsvyazbank)		250,000	252,267
Tyumen Oil Co. 11% 11/6/07		175,000	179,323
TOTAL RUSSIA			683,090
Spain - 0.1%
Telefonica Emisiones SAU 5.888% 1/31/14	GBP	100,000	196,274
United Arab Emirates - 0.1%
Abu Dhabi National Energy Co. Pjsc 6.5% 10/27/36		200,000	205,110
United Kingdom - 1.0%
Amlin PLC 6.5% 12/19/26 (h)	GBP	125,000	238,534
Getin Finance PLC 0% 5/13/09 (h)	EUR	100,000	136,460
HBOS Treasury Services PLC 5% 11/21/11		1,900,000	1,905,700
ICICI Bank UK PLC 5.98% 2/27/12 (h)		125,000	125,021
Novae Group plc 8.375% 4/27/17 (h)	GBP	50,000	100,322
Old Mutual plc 4.5% 1/18/17 (h)	EUR	150,000	201,886
OTE PLC 4.625% 5/20/16	EUR	200,000	266,643
Vodafone Group PLC 5.64% 2/27/12 (h)		160,000	160,222
TOTAL UNITED KINGDOM			3,134,788
United States of America - 2.1%
BA Covered Bond 4.125% 4/5/12	EUR	1,700,000	2,297,672
Banca Popolare di Lodi Investor Trust III 6.742% (h)	EUR	200,000	294,126
BSP Finance BV 10.75% 11/1/11		100,000	105,500
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	250,000	339,407
EB Holdings, Inc. (Reg. S) 10% 2/15/15 pay-in-kind	EUR	289,406	402,822
Embarq Corp. 7.082% 6/1/16		200,000	206,628
Goldman Sachs Group, Inc. 4.085% 2/4/13 (h)	EUR	430,000	586,719
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
United States of America - continued
Morgan Stanley 4.279% 7/20/12 (h)	EUR	430,000	$ 586,209
Pemex Project Funding Master Trust (Reg. S) 5.5% 2/24/25	EUR	500,000	681,277
Residential Capital Corp. 6.375% 5/17/13	GBP	250,000	479,713
SLM Corp.:
4.039% 6/15/09 (h)	EUR	100,000	134,099
4.089% 12/15/10 (h)	EUR	100,000	131,616
UniCredito Italiano Capital Trust I 4.028% (h)	EUR	420,000	529,689
TOTAL UNITED STATES OF AMERICA			6,775,477
TOTAL NONCONVERTIBLE BONDS (Cost $29,646,574)			30,612,696
Government Obligations - 27.2%

Austria - 0.3%
Austrian Republic 5.625% 7/15/07	EUR	775,000	1,060,082
Canada - 0.7%
Canadian Government 5.25% 6/1/12	CAD	2,250,000	2,132,016
Finland - 2.5%
Finnish Government:
3.875% 9/15/17	EUR	5,350,000	7,107,874
5% 7/4/07	EUR	775,000	1,059,151
TOTAL FINLAND			8,167,025
France - 1.8%
French Republic:
OAT 5.5% 4/25/29	EUR	2,500,000	3,961,263
3.75% 4/25/17	EUR	630,000	829,058
3.76% 6/14/07	EUR	775,000	1,052,829
TOTAL FRANCE			5,843,150
Germany - 6.6%
German Federal Republic:
3.7325% 6/13/07	EUR	775,000	1,052,817
3.75% 12/12/08	EUR	12,100,000	16,412,585
4% 4/13/12	EUR	1,000,000	1,357,272
4% 7/4/16	EUR	1,425,000	1,922,193
6% 7/4/07	EUR	775,000	1,060,738
TOTAL GERMANY			21,805,605
Japan - 10.0%
Japan Government:
0.1% 6/20/07	JPY	600,000,000	5,020,725
0.5702% 7/30/07	JPY	100,000,000	835,928

		Principal Amount (d)	Value
1% 11/20/20 (h)	JPY	125,000,000	$ 1,006,529
1.3% 12/20/11	JPY	410,000,000	3,451,670
1.3% 3/20/15	JPY	900,000,000	7,437,675
1.5% 3/20/14	JPY	300,000,000	2,531,581
1.8% 3/20/16	JPY	660,000,000	5,640,854
2.5% 9/20/36	JPY	250,000,000	2,185,088
Real Return Bond 1.1% 12/10/16	JPY	572,000,000	4,743,773
TOTAL JAPAN			32,853,823
Netherlands - 0.3%
Dutch Government 3% 7/15/07	EUR	775,000	1,055,344
United Kingdom - 1.3%
United Kingdom, Great Britain & Northern Ireland:
4.25% 6/7/32	GBP	900,000	1,709,926
5% 3/7/25	GBP	20,000	40,965
8.75% 8/25/17	GBP	980,000	2,541,970
TOTAL UNITED KINGDOM			4,292,861
United States of America - 3.7%
U.S. Treasury Inflation-Indexed Notes 2% 7/15/14		2,158,800	2,140,917
U.S. Treasury Notes:
3.375% 12/15/08		765,000	749,461
3.5% 5/31/07		5,450,000	5,443,188
4.25% 1/15/11		1,000,000	991,367
4.375% 8/15/12		185,000	184,046
4.625% 12/31/11		375,000	376,597
4.625% 2/29/12		375,000	376,699
4.875% 5/31/11		1,375,000	1,393,531
5.125% 6/30/11		580,000	593,390
TOTAL UNITED STATES OF AMERICA			12,249,196
TOTAL GOVERNMENT OBLIGATIONS (Cost $88,692,654)			89,459,102
Asset-Backed Securities - 0.6%

Affinity PLC Series 2002-A CLass C, 6.9356% 5/15/09 (h)	GBP	110,000	219,980
Bosphorus Financial Services Ltd. (Reg. S) 7.16% 2/15/12 (h)		250,000	253,750
Clock Finance BV Series 2007-1 Class B2, 4.017% 2/25/15 (h)	EUR	100,000	136,460
Holmes Master Issuer PLC Series 2006-1A Class 1C, 5.5956% 7/15/40 (g)(h)		200,000	200,000
Preferred Term Securities XII Ltd. 0% 12/24/33 (g)(h)		400,000	407,040
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Preferred Term Securities XXIII Ltd. 5.5549% 12/22/36 (g)(h)		$ 400,000	$ 400,000
Promise K 2006-1 GmbH Series I 2006-1 Class D, 4.038% 3/20/17 (h)	EUR	100,000	136,501
Provide Bricks Series 2007-1 Class B, 4.365% 1/30/40 (h)	EUR	200,000	272,920
TOTAL ASSET-BACKED SECURITIES (Cost $1,982,579)			2,026,651
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.1%
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 5.7556% 7/17/42 (h) (Cost $400,000)		400,000	399,984
Commercial Mortgage Securities - 0.3%

Ireland - 0.2%
European Property Capital Series 4 Class C, 5.9494% 7/20/14 (h)	GBP	62,000	123,964
German Residential Asset Note Distributor PLC Series 1 Class A, 4.219% 7/20/16 (h)	EUR	189,132	258,838
Rivoli Pan Europe PLC Series 2006-1 Class B 4.065% 8/3/18 (h)	EUR	100,000	136,501
TOTAL IRELAND			519,303
United Kingdom - 0.1%
Broadgate PLC 6.435% 10/5/25 (h)	GBP	47,750	94,901
Canary Wharf Finance II plc Series 3MUK Class C2, 6.2244% 10/22/37 (h)	GBP	150,000	299,828
TOTAL UNITED KINGDOM			394,729
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $869,882)			914,032
Commercial Paper - 0.1%

Ireland - 0.1%
GPB Finance Public Ltd. 4.4% 6/5/07 (Cost $261,798)	EUR	200,000	271,777
Preferred Securities - 0.1%

Cayman Island - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (h) (Cost $175,000)		175,000	183,156
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	10,516,532	$ 10,516,532
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	6,441,740	6,441,740
TOTAL MONEY MARKET FUNDS (Cost $16,958,272)		16,958,272
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $301,497,552)		333,836,193
NET OTHER ASSETS - (1.7)%		(5,477,824)
NET ASSETS - 100%		$ 328,358,369
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NOK	-	Norwegian krone
RUB	-	Russian ruble
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,568,462 or 0.8% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $103,118 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DDI Holding AS 9.3% 1/19/12	3/22/07	$ 103,375
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 321,685
Fidelity Securities Lending Cash Central Fund	29,361
Total	$ 351,046
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	3.7%
AAA,AA,A	27.4%
BBB	2.9%
BB	0.6%
B	0.2%
CCC,CC,C	0.1%
Not Rated	1.7%
Equities	58.8%
Short-Term Investments and Net Other Assets	4.6%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Global Balanced

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,098,034) - See accompanying schedule: Unaffiliated issuers (cost $284,539,280)	$ 316,877,921
Fidelity Central Funds (cost $16,958,272)	16,958,272
Total Investments (cost $301,497,552)		$ 333,836,193
Cash		179,293
Foreign currency held at value (cost $320,120)		320,079
Receivable for investments sold		3,609,087
Receivable for fund shares sold		991,287
Dividends receivable		510,195
Interest receivable		1,458,175
Distributions receivable from Fidelity Central Funds		42,968
Prepaid expenses		764
Other receivables		35,363
Total assets		340,983,404

Liabilities
Payable for investments purchased	$ 5,260,931
Payable for fund shares redeemed	573,210
Accrued management fee	190,755
Other affiliated payables	75,492
Other payables and accrued expenses	82,907
Collateral on securities loaned, at value	6,441,740
Total liabilities		12,625,035

Net Assets		$ 328,358,369
Net Assets consist of:
Paid in capital		$ 283,643,369
Undistributed net investment income		1,961,569
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,385,850
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,367,581
Net Assets, for 14,360,825 shares outstanding		$ 328,358,369
Net Asset Value, offering price and redemption price per share ($328,358,369 ÷ 14,360,825 shares)		$ 22.86

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 1,535,781
Interest		1,862,246
Income from Fidelity Central Funds (including $29,361 from security lending)		351,046
		3,749,073
Less foreign taxes withheld		(96,951)
Total income		3,652,122

Expenses
Management fee	$ 1,040,403
Transfer agent fees	350,902
Accounting and security lending fees	75,139
Custodian fees and expenses	125,572
Independent trustees' compensation	454
Registration fees	44,655
Audit	46,443
Legal	10,008
Miscellaneous	896
Total expenses before reductions	1,694,472
Expense reductions	(34,344)	1,660,128
Net investment income (loss)		1,991,994
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,546)	11,354,134
Foreign currency transactions	96,370
Total net realized gain (loss)		11,450,504
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $3,759)	13,450,894
Assets and liabilities in foreign currencies	16,903
Total change in net unrealized appreciation (depreciation)		13,467,797
Net gain (loss)		24,918,301
Net increase (decrease) in net assets resulting from operations		$ 26,910,295

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Global Balanced
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,991,994	$ 2,891,675
Net realized gain (loss)	11,450,504	27,388,723
Change in net unrealized appreciation (depreciation)	13,467,797	(1,208,311)
Net increase (decrease) in net assets resulting from operations	26,910,295	29,072,087
Distributions to shareholders from net investment income	(2,296,243)	(1,257,249)
Distributions to shareholders from net realized gain	(24,110,533)	(15,002,921)
Total distributions	(26,406,776)	(16,260,170)
Share transactions Proceeds from sales of shares	84,110,712	103,989,584
Reinvestment of distributions	25,322,315	15,532,156
Cost of shares redeemed	(41,729,306)	(63,446,357)
Net increase (decrease) in net assets resulting from share transactions	67,703,721	56,075,383
Redemption fees	7,196	9,915
Total increase (decrease) in net assets	68,214,436	68,897,215

Net Assets
Beginning of period	260,143,933	191,246,718
End of period (including undistributed net investment income of $1,961,569 and undistributed net investment income of $2,652,173, respectively)	$ 328,358,369	$ 260,143,933
Other Information Shares
Sold	3,797,235	4,699,494
Issued in reinvestment of distributions	1,178,330	741,039
Redeemed	(1,883,750)	(2,883,798)
Net increase (decrease)	3,091,815	2,556,735

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 23.08	$ 21.95	$ 19.69	$ 18.06	$ 14.84	$ 15.36
Income from Investment Operations
Net investment income (loss) D	.15	.28	.17 G	.10 H	.15	.17
Net realized and unrealized gain (loss)	1.93	2.66	2.54	1.85	3.29	(.66)
Total from investment operations	2.08	2.94	2.71	1.95	3.44	(.49)
Distributions from net investment income	(.20)	(.14)	(.13)	(.32)	(.22)	(.03)
Distributions from net realized gain	(2.10)	(1.67)	(.32)	-	-	-
Total distributions	(2.30)	(1.81)	(.45)	(.32)	(.22)	(.03)
Redemption fees added to paid in capital D	- J	- J	- J	- J	- J	- J
Net asset value, end of period	$ 22.86	$ 23.08	$ 21.95	$ 19.69	$ 18.06	$ 14.84
Total Return B, C	9.65%	14.23%	13.92%	10.93%	23.49%	(3.20)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.16% A	1.18%	1.17%	1.20%	1.29%	1.29%
Expenses net of fee waivers, if any	1.16% A	1.18%	1.17%	1.20%	1.29%	1.29%
Expenses net of all reductions	1.14% A	1.14%	1.15%	1.19%	1.28%	1.27%
Net investment income (loss)	1.36% A	1.27%	.80% G	.54% H	.98%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$ 328,358	$ 260,144	$ 191,247	$ 137,619	$ 115,864	$ 88,263
Portfolio turnover rate F	151% A	208%	95%	94%	113%	126%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .66%. H Net investment income per share includes approximately $.05 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .26%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Diversified International

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan	14.3%
United Kingdom	14.0%
Switzerland	10.6%
France	9.8%
United States of America	8.7%
Germany	7.9%
Canada	5.1%
Italy	4.0%
Netherlands	3.8%
Other	21.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan	15.9%
United Kingdom	11.9%
United States of America	10.5%
Switzerland	10.1%
France	8.9%
Germany	7.5%
Canada	6.1%
Spain	3.9%
Netherlands	3.6%
Other	21.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	94.5	92.4
Bonds	0.0	0.6
Short-Term Investments and Net Other Assets	5.5	7.0
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9	1.8
Fiat Spa (Italy, Automobiles)	1.6	1.0
Tesco PLC (United Kingdom, Food & Staples Retailing)	1.6	1.1
Bayer AG (Germany, Chemicals)	1.5	0.9
Vodafone Group PLC sponsored ADR (United Kingdom, Wireless Telecommunication Services)	1.4	0.6
Nestle SA (Reg.) (Switzerland, Food Products)	1.3	1.0
Toyota Motor Corp. sponsored ADR (Japan, Automobiles)	1.3	1.3
Unicredito Italiano Spa (Italy, Commercial Banks)	1.2	1.0
Vinci SA (France, Construction & Engineering)	1.2	0.8
Canadian Natural Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	1.1	0.8
	14.1
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.1	23.0
Industrials	12.9	11.4
Consumer Discretionary	11.6	11.7
Consumer Staples	9.3	8.4
Information Technology	8.4	7.9
Health Care	8.4	7.6
Materials	7.5	8.3
Energy	6.7	7.7
Telecommunication Services	4.8	3.5
Utilities	3.8	2.9

Semiannual Report

Diversified International

Investments April 30, 2007 (Audited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Australia - 3.1%
Aristocrat Leisure Ltd.	3,750,000	$ 51,695,512
Australia & New Zealand Banking Group Ltd.	6,825,000	173,435,330
Australia & New Zealand Banking Group Ltd. ADR	16,000	2,026,400
Brambles Ltd. (a)	13,500,000	147,874,079
Brambles Ltd. unit (a)	7,500,000	82,027,436
Cochlear Ltd.	636,458	33,536,278
Commonwealth Bank of Australia	1,000,000	43,814,542
Computershare Ltd.	24,000,000	208,276,859
CSL Ltd.	5,000,000	362,408,379
National Australia Bank Ltd.	6,550,000	232,918,000
QBE Insurance Group Ltd.	9,500,000	243,463,026
Toll Holdings Ltd.	1,356,606	24,841,386
TOTAL AUSTRALIA		1,606,317,227
Belgium - 0.5%
InBev SA (e)	3,038,200	237,976,250
Bermuda - 0.2%
Clear Media Ltd. (a)(f)	27,000,000	28,475,369
Genesis Lease Ltd. ADR	269,800	7,284,600
Willis Group Holdings Ltd.	1,700,000	69,734,000
TOTAL BERMUDA		105,493,969
Brazil - 0.6%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	1,000,000	38,580,000
Banco Nossa Caixa SA	1,650,000	25,716,392
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	139,000	5,978,390
Cosan SA Industria E Comercio (a)	2,000,000	40,035,377
Cyrela Brazil Realty SA	2,600,000	27,977,594
Petroleo Brasileiro SA Petrobras sponsored ADR	38,000	3,846,740
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,300,000	126,178,000
Vivo Participacoes SA (PN) sponsored ADR	12,000,000	54,720,000
TOTAL BRAZIL		323,032,493
Canada - 5.1%
Brookfield Asset Management, Inc. Class A (e)	3,300,000	191,952,428
Canadian National Railway Co.	1,825,000	91,439,094
Canadian Natural Resources Ltd.	9,800,000	583,991,350
EnCana Corp.	6,500,000	340,255,879
Flint Energy Services Ltd. (a)	1,800,000	44,695,919
Meridian Gold, Inc. (a)	661,700	16,707,928
Nexen, Inc.	1,000,000	59,509,866
Niko Resources Ltd. (f)	3,313,600	264,216,236
OZ Optics Ltd. unit (a)(h)	102,000	1,504,500
Potash Corp. of Saskatchewan, Inc.	900,000	161,568,002
Power Corp. of Canada (sub. vtg.)	3,800,000	129,245,878

	Shares	Value
Rogers Communications, Inc. Class B (non-vtg.)	3,000,000	$ 115,010,361
Shoppers Drug Mart Corp.	1,500,000	68,371,024
SNC-Lavalin Group, Inc.	202,900	5,813,335
Suncor Energy, Inc.	1,800,000	144,418,416
Tenke Mining Corp. (a)	500,000	10,811,785
TransCanada Corp.	5,000,000	178,259,303
Ultra Petroleum Corp. (a)	800,000	45,376,000
Western Oil Sands, Inc. Class A (a)	6,400,000	207,932,246
TOTAL CANADA		2,661,079,550
Cayman Islands - 0.2%
Foxconn International Holdings Ltd. (a)	5,000,000	15,148,513
GlobalSantaFe Corp.	1,200,000	76,716,000
TOTAL CAYMAN ISLANDS		91,864,513
China - 0.1%
BYD Co. Ltd. (H Shares) (a)	1,500,000	9,338,387
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(e)	2,920,300	23,654,430
Global Bio-Chem Technology Group Co. Ltd.	49,999,600	21,476,201
TOTAL CHINA		54,469,018
Czech Republic - 0.5%
Ceske Energeticke Zavody AS	5,900,000	288,403,831
Denmark - 0.4%
DSV de Sammensluttede Vognmaend AS	100,000	20,733,360
Novo Nordisk AS Series B	34,800	3,422,763
Novozymes AS Series B	2,000,000	210,996,740
TOTAL DENMARK		235,152,863
Finland - 0.7%
Neste Oil Oyj	700,000	25,045,868
Nokia Corp. sponsored ADR	14,000,000	353,500,000
TOTAL FINLAND		378,545,868
France - 9.8%
Accor SA	1,100,000	104,293,648
Air France KLM (Reg.)	1,000,000	51,281,668
Alcatel-Lucent SA sponsored ADR	34,000,000	450,500,000
Alstom SA (a)	1,400,000	210,148,399
AXA SA sponsored ADR	6,681,000	307,726,860
bioMerieux SA	200,000	16,893,748
BNP Paribas SA	1,900,000	222,068,180
Bouygues SA (e)	3,000,000	240,224,183
Cap Gemini SA (e)	623,700	47,525,481
CNP Assurances (e)	900,000	115,383,753
Dassault Aviation SA	36,265	34,635,610
Electricite de France	2,049,500	179,271,527
Essilor International SA (e)	1,200,000	145,084,271
Financiere Marc de Lacharriere SA (Fimalac)	1,401,759	151,114,386
Groupe Danone (e)	661,400	109,343,501
Common Stocks - continued
	Shares	Value
France - continued
Ipsen SA	500,000	$ 26,575,585
Ipsos SA (f)	2,226,664	86,141,636
L'Oreal SA (e)	1,200,000	144,298,262
Louis Vuitton Moet Hennessy (LVMH) (e)	1,400,000	164,240,526
Neopost SA	1,500,000	218,629,388
Pernod Ricard SA	1,100,000	235,291,154
Peugeot Citroen SA	400,000	32,635,773
Pinault Printemps-Redoute SA	600,000	104,752,154
Renault SA	1,520,900	198,659,215
Schneider Electric SA (e)	1,400,000	198,819,490
Schneider Electric SA (New)	82,352	11,250,115
Soitec SA (a)(e)	620,101	14,706,779
Societe Generale Series A	809,920	172,966,434
Sodexho Alliance SA	1,123,796	89,726,958
Suez SA (France) (e)	200,000	11,457,182
Total SA Series B	55,300	4,075,057
Vallourec SA	100,000	27,564,920
Veolia Environnement (e)	4,206,300	349,560,943
Vinci SA (e)	3,850,000	622,827,318
TOTAL FRANCE		5,099,674,104
Germany - 7.7%
Adidas-Salomon AG	123,800	7,407,908
Allianz AG:
(Reg.)	18,960	4,312,998
sponsored ADR (e)	21,000,000	466,620,000
BASF AG (e)	25,800	3,065,298
Bayer AG (e)	11,563,610	790,719,652
Bayerische Motoren Werke AG (BMW)	2,250,000	139,148,262
Celesio AG (e)	1,650,000	118,636,277
Continental AG (e)	1,054,923	147,524,871
DaimlerChrysler AG	1,800,000	144,918,000
Deutsche Postbank AG	750,000	73,596,289
E.ON AG	21,080	3,170,221
E.ON AG sponsored ADR	10,000,000	501,300,000
Fresenius AG	2,300,000	191,955,552
GEA Group AG	2,000,000	58,950,720
GFK AG	1,600,000	73,797,568
Henkel KGaA	300,000	42,207,078
K&S AG	21,700	2,855,172
KarstadtQuelle AG (a)(e)	2,600,000	100,407,268
Linde AG	2,020,986	227,080,339
MAN AG	600,000	80,590,547
MTU Aero Engines Holding AG (e)	1,000,000	58,677,800
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (e)	1,171,500	209,564,262
RWE AG	1,650,000	174,745,899
SAP AG sponsored ADR	800,000	38,400,000
Siemens AG:
(Reg.)	29,300	3,544,421

	Shares	Value
sponsored ADR	2,600,000	$ 314,522,000
Wacker Chemie AG	100,000	18,299,286
TOTAL GERMANY		3,996,017,688
Hong Kong - 0.6%
China Mobile (Hong Kong) Ltd. sponsored ADR	2,000,000	90,020,000
CNOOC Ltd. sponsored ADR (e)	44,000	3,765,080
Cosco Pacific Ltd.	9,000,000	21,974,931
Esprit Holdings Ltd.	11,810,000	144,179,967
Techtronic Industries Co. Ltd.	34,000,000	45,463,436
Television Broadcasts Ltd.	4,281,000	28,375,638
TOTAL HONG KONG		333,779,052
India - 2.0%
Bajaj Auto Ltd.	1,100,000	65,591,301
Bharti Airtel Ltd. (a)	3,600,000	71,292,846
Infosys Technologies Ltd.	4,700,000	234,839,684
Reliance Industries Ltd.	9,000,000	342,293,817
Satyam Computer Services Ltd.	15,000,000	172,950,417
State Bank of India	4,000,000	131,725,080
TOTAL INDIA		1,018,693,145
Ireland - 1.5%
CRH PLC	4,250,000	187,035,487
IAWS Group PLC (Ireland)	4,000,000	99,342,880
Ryanair Holdings PLC sponsored ADR (a)(e)	7,984,500	372,636,615
Smurfit Kappa Group plc	4,475,558	122,757,663
TOTAL IRELAND		781,772,645
Italy - 3.7%
AEM SpA	12,000,000	47,258,827
Banca Popolare di Milano	69,400	1,177,919
Enel S.p.A. ADR	71,000	4,040,610
ENI Spa	105,600	3,497,472
Fiat Spa (e)	28,102,400	834,847,605
Impregilo Spa (a)	279,000	2,280,152
Intesa Sanpaolo Spa	40,478,464	341,364,115
Mediobanca Spa	53,700	1,250,873
Prysmian SPA	1,542,100	31,565,245
Unicredito Italiano Spa	62,499,500	646,474,076
TOTAL ITALY		1,913,756,894
Japan - 14.1%
Aeon Co. Ltd.	8,200,000	150,002,710
Aeon Mall Co. Ltd. (e)	1,000,000	33,471,293
Aiful Corp.	100,000	2,489,776
Asahi Glass Co. Ltd.	1,000,000	13,453,413
Brother Industries Ltd.	1,000,000	13,590,646
Canon, Inc. sponsored ADR	9,390,000	527,718,000
Common Stocks - continued
	Shares	Value
Japan - continued
Casio Computer Co. Ltd.	2,500,000	$ 50,471,293
Chugai Pharmaceutical Co. Ltd.	8,000,000	204,019,742
Credit Saison Co. Ltd.	700,000	19,904,756
Daiwa Securities Group, Inc.	10,000,000	111,393,831
East Japan Railway Co.	17,000	137,869,613
Fanuc Ltd.	2,500,000	244,849,371
Hirose Electric Co. Ltd.	1,000,000	121,513,509
Hitachi Ltd.	4,000,000	30,375,999
Honda Motor Co. Ltd. sponsored ADR	3,700,000	127,391,000
Hoya Corp.	6,400,000	196,691,047
Japan Tobacco, Inc.	85,000	415,216,644
JSR Corp.	5,000,000	111,860,127
KDDI Corp.	11,500	90,385,833
Keyence Corp.	920,000	204,531,963
Komatsu Ltd.	4,000,000	94,666,553
Kubota Corp.	11,000,000	103,974,473
Leopalace21 Corp.	250,000	8,197,656
Makita Corp. sponsored ADR	125,000	4,812,500
Mitsubishi Estate Co. Ltd.	7,900,000	244,958,469
Mitsubishi UFJ Financial Group, Inc.	5,000	52,249,999
Mitsui & Co. Ltd.	13,000,000	233,790,646
Mitsui Fudosan Co. Ltd.	5,000,000	145,966,268
Mizuho Financial Group, Inc.	54,500	328,007,673
Murata Manufacturing Co. Ltd.	2,300,000	169,517,966
Namco Bandai Holdings, Inc.	2,000,000	32,504,789
Nidec Corp.	600,000	37,857,862
Nintendo Co. Ltd.	1,850,000	577,962,406
Nippon Electric Glass Co. Ltd.	3,750,000	64,187,928
Nitto Denko Corp.	400,300	17,669,267
NTT DoCoMo, Inc.	85,811	145,964,508
ORIX Corp.	2,000,000	533,344,404
Shin-Etsu Chemical Co. Ltd.	4,500,000	290,480,651
Shinsei Bank Ltd.	2,000,000	8,625,212
Sony Corp.	2,500,000	133,149,997
Stanley Electric Co. Ltd.	1,500,000	29,799,464
Sumco Corp.	2,000,000	86,919,725
Sumitomo Metal Industries Ltd.	5,000,000	25,390,290
Sumitomo Mitsui Financial Group, Inc.	16,550	144,600,143
Sumitomo Trust & Banking Co. Ltd.	9,000,000	87,903,934
T&D Holdings, Inc.	2,700,000	171,016,855
Tokai Carbon Co. Ltd.	2,500,000	21,525,284
Tokuyama Corp.	3,000,000	44,983,329
Tokyo Tatemono Co. Ltd.	3,000,000	41,935,502
Toyota Motor Corp. sponsored ADR	5,400,000	655,668,000
TOTAL JAPAN		7,344,832,319
Korea (South) - 1.8%
Amorepacific Corp.	210,000	135,357,602
Kookmin Bank sponsored ADR (e)	2,200,000	197,604,000
Korean Reinsurance Co.	1,973,460	25,106,801
LG Household & Health Care Ltd.	519,530	69,172,097
NHN Corp.	800,000	125,133,080

	Shares	Value
Samsung Fire & Marine Insurance Co. Ltd.	400,000	$ 70,905,155
Shinhan Financial Group Co. Ltd.	3,500,000	196,279,956
SK Corp.	1,000,000	108,926,268
TOTAL KOREA (SOUTH)		928,484,959
Luxembourg - 0.3%
SES SA FDR (France) unit	6,916,322	135,907,387
Mexico - 0.8%
America Movil SA de CV Series L sponsored ADR	5,458,000	286,708,740
Fomento Economico Mexicano SA de CV sponsored ADR	1,400,000	150,766,000
TOTAL MEXICO		437,474,740
Netherlands - 3.8%
ABN-AMRO Holding NV sponsored ADR (e)	7,000,000	339,150,000
Arcelor Mittal	3,400,000	181,628,000
Chicago Bridge & Iron Co. NV (NY Shares)	2,000,000	69,260,000
CNH Global NV	700,000	30,303,000
Heineken NV (Bearer)	500,000	26,550,000
ING Groep NV:
(Certificaten Van Aandelen)	36,400	1,660,204
sponsored ADR (e)	5,800,000	264,538,000
Koninklijke Ahold NV sponsored ADR (a)	1,000,000	12,710,000
Koninklijke Numico NV (e)	6,224,612	344,520,919
Koninklijke Philips Electronics NV (NY Shares)	5,750,000	235,980,000
Nutreco Holding NV	244,200	18,131,334
OPG Groep NV (A Shares)(Certificaten Van Aandelen) unit	2,094,400	76,194,766
Reed Elsevier NV	101,200	1,907,127
Reed Elsevier NV sponsored ADR	10,000,000	376,400,000
TOTAL NETHERLANDS		1,978,933,350
Netherlands Antilles - 0.6%
Schlumberger Ltd. (NY Shares)	4,100,000	302,703,000
Norway - 0.9%
DnB Nor ASA (e)	10,800,000	155,211,538
Marine Harvest ASA (a)	40,000,000	43,299,212
Statoil ASA sponsored ADR	69,000	1,936,830
Telenor ASA	14,089,400	263,467,257
TOTAL NORWAY		463,914,837
Russia - 0.3%
JSC MMC 'Norilsk Nickel' sponsored ADR	105,800	20,445,850
Magma OJSC sponsored GDR (a)(g)	1,900,000	24,035,000
OAO Gazprom sponsored ADR	2,000,000	78,600,000
Common Stocks - continued
	Shares	Value
Russia - continued
Rostelecom sponsored ADR (e)	91,000	$ 4,809,350
Sberbank (Savings Bank of the Russian Federation) GDR	10,000	5,267,356
TOTAL RUSSIA		133,157,556
South Africa - 0.7%
Gold Fields Ltd. sponsored ADR	12,700,000	228,219,000
Highveld Steel & Vanadium Corp. Ltd. ADR	378,000	4,876,200
Impala Platinum Holdings Ltd.	4,000,000	130,620,590
MTN Group Ltd.	1,000,000	14,730,311
Sasol Ltd. sponsored ADR	54,000	1,845,180
TOTAL SOUTH AFRICA		380,291,281
Spain - 3.6%
Actividades de Construccion y Servicios SA (ACS)	4,200,000	262,207,889
Altadis SA (Spain)	1,022,700	67,336,562
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (e)	23,390,000	559,956,600
Banco Santander Central Hispano SA	138,700	2,496,472
Banco Santander Central Hispano SA sponsored ADR	9,500,000	168,055,000
Enagas SA	4,199,649	102,295,512
Inditex SA	4,900,000	303,435,184
Red Electrica de Espana SA	1,600,000	73,841,235
Telefonica SA	5,143,600	115,988,180
Telefonica SA sponsored ADR	3,100,000	209,715,000
TOTAL SPAIN		1,865,327,634
Sweden - 2.0%
AB Volvo sponsored ADR	53,000	5,155,310
Assa Abloy AB (B Shares) (e)	10,000,000	226,129,529
Atlas Copco AB (A Shares) (e)	2,400,000	92,422,049
Modern Times Group AB (MTG) (B Shares)	850,800	50,097,855
Scania AB (B Shares) (e)	1,320,300	127,109,199
Skandinaviska Enskilda Banken AB (A Shares) (e)	2,522,000	93,355,822
Svenska Cellulosa AB (SCA) (B Shares) (e)	3,300,000	171,164,381
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	7,000,000	267,190,000
TOTAL SWEDEN		1,032,624,145
Switzerland - 10.6%
ABB Ltd. (Reg.)	24,800,000	503,042,596
Actelion Ltd. (Reg.) (a)	900,000	214,596,183
Alcon, Inc.	1,300,000	175,409,000
Barry Callebaut AG	17,944	14,811,581
Compagnie Financiere Richemont unit	3,021,195	183,470,343
Credit Suisse Group (Reg.) (e)	1,900,000	149,150,000
Julius Baer Holding AG (Bearer)	1,800,000	126,522,333

	Shares	Value
Kuehne & Nagel International AG (e)	1,000,000	$ 91,816,037
Lonza Group AG (e)	915,671	89,986,462
Nestle SA (Reg.) (e)	1,694,060	673,219,444
Nobel Biocare Holding AG (Switzerland)	369,782	133,940,162
Novartis AG sponsored ADR	6,250,000	363,062,500
Phonak Holding AG	450,000	40,050,503
Roche Holding AG (participation certificate)	5,316,000	1,002,065,987
Schindler Holding AG (Reg.)	1,400,000	91,219,936
Sika AG (Bearer)	1,059	2,074,425
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	212,353	271,275,969
Swiss Life Holding	393,358	102,096,894
Swiss Reinsurance Co. (Reg.) (e)	2,900,352	274,222,957
Tecan Group AG (f)	1,100,000	81,963,820
The Swatch Group AG (Reg.)	3,600,000	210,572,505
UBS AG:
(NY Shares)	8,975,000	582,477,500
(Reg.) (e)	44,648	2,897,655
Zurich Financial Services AG (Reg.) (e)	500,000	146,127,417
TOTAL SWITZERLAND		5,526,072,209
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,000,000	13,297,114
PixArt Imaging, Inc.	1,000,000	12,156,504
Siliconware Precision Industries Co. Ltd.	20,434,000	39,254,282
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,900,000	28,130,000
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,000,000	52,700,000
TOTAL TAIWAN		145,537,900
Turkey - 0.1%
Acibadem Saglik Hizmetleri AS	2,617,050	32,098,149
United Kingdom - 13.4%
Anglo American PLC (United Kingdom)	5,900,000	314,855,390
Associated British Foods PLC	1,000,000	18,524,904
AstraZeneca PLC sponsored ADR	1,032,000	56,047,920
Autonomy Corp. PLC (a)	1,550,000	23,414,059
Aviva PLC	1,000,000	15,805,652
BAE Systems PLC	20,000,000	182,749,729
Barclays PLC	21,500,000	311,965,000
BG Group PLC	5,000,000	72,530,048
BG Group PLC sponsored ADR	27,000	1,942,110
British American Tobacco PLC	97,000	3,019,610
British American Tobacco PLC sponsored ADR	4,830,000	300,715,800
Bunzl PLC ADR	67,000	4,850,800
Burberry Group PLC	8,000,000	111,169,420
Cadbury Schweppes PLC sponsored ADR	41,000	2,175,050
Capita Group PLC	21,500,000	304,356,278
Diageo PLC sponsored ADR	23,000	1,941,200
easyJet PLC (a)	10,500,000	149,373,910
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Experian Group Ltd.	13,000,000	$ 147,769,352
Group 4 Securicor PLC (United Kingdom)	20,000,000	92,374,590
Hanson PLC ADR	79,000	6,705,520
HSBC Holdings PLC sponsored ADR	3,100,000	286,316,000
Imperial Tobacco Group PLC sponsored ADR	131,500	11,494,415
Informa PLC	15,000,000	178,150,994
International Power PLC	17,736,300	156,125,175
International Power PLC sponsored ADR	90,000	7,945,200
Investec PLC	1,000,000	14,286,070
KKR Private Equity Investors, LP	1,000,557	24,413,591
Man Group plc	2,000,000	22,593,785
Marks & Spencer Group PLC	1,000,000	14,835,919
National Grid PLC	5,219,700	82,083,302
Next PLC	600,000	28,180,248
Old Mutual plc	25,000,000	89,525,373
Pearson PLC	10,000,000	172,252,617
Pearson PLC sponsored ADR	300,000	5,118,000
Punch Taverns Ltd.	3,500,000	91,254,898
Reckitt Benckiser PLC	10,437,400	574,107,822
Reed Elsevier PLC sponsored ADR	39,000	1,971,060
Rexam PLC sponsored ADR	34,000	1,803,020
Rolls-Royce Group PLC	20,408,708	195,767,701
Royal Bank of Scotland Group PLC	12,000,000	463,072,618
Royal Dutch Shell PLC Class A sponsored ADR	347,800	24,119,930
Serco Group PLC	3,000,000	29,646,845
Shire PLC sponsored ADR	2,500,000	174,725,000
Smith & Nephew PLC	6,300,000	78,561,000
Standard Chartered PLC (United Kingdom)	6,500,300	202,363,676
Tesco PLC	87,342,100	805,072,703
United Utilities PLC sponsored ADR	170,000	5,101,700
Vodafone Group PLC sponsored ADR	26,000,000	746,980,000
Wolseley PLC ADR (e)	170,000	4,136,100
WPP Group plc	3,500,000	51,982,000
Xstrata PLC	6,000,000	316,832,846
TOTAL UNITED KINGDOM		6,983,105,950
United States of America - 3.9%
Allegheny Technologies, Inc.	1,150,000	126,017,000
Autoliv, Inc.	400,000	23,260,000
C.R. Bard, Inc.	800,000	66,504,000
Flowserve Corp.	2,050,000	125,070,500
Genentech, Inc. (a)	1,150,000	91,988,500
Henry Schein, Inc. (a)	1,050,000	54,736,500

	Shares	Value
Marathon Oil Corp.	500,000	$ 50,775,000
Merck & Co., Inc.	3,400,000	174,896,000
NII Holdings, Inc. (a)	550,000	42,212,500
Peabody Energy Corp.	1,409,700	67,637,406
RTI International Metals, Inc. (a)(f)	1,300,000	122,551,000
Synthes, Inc.	3,000,000	393,674,711
Tim Hortons, Inc.	1,600,000	50,448,000
Titanium Metals Corp.	3,631,500	125,395,695
Transocean, Inc. (a)	1,550,000	133,610,000
Valero Energy Corp.	4,800,000	337,104,000
Zimmer Holdings, Inc. (a)	600,000	54,288,000
TOTAL UNITED STATES OF AMERICA		2,040,168,812
TOTAL COMMON STOCKS (Cost $33,399,825,732)		48,856,663,338
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(h)	198,000	2
Nonconvertible Preferred Stocks - 0.6%
Germany - 0.2%
Porsche AG (non-vtg.)	54,829	92,305,006
Italy - 0.3%
Intesa Sanpaolo Spa	17,859,700	144,814,541
United Kingdom - 0.1%
European Capital Ltd. preference shares (a)(h)	4,900,000	66,865,400
Rolls-Royce Group PLC Series B	1,208,195,513	2,415,727
TOTAL UNITED KINGDOM		69,281,127
TOTAL NONCONVERTIBLE PREFERRED STOCKS		306,400,674
TOTAL PREFERRED STOCKS (Cost $221,083,321)		306,400,676
Government Obligations - 0.7%
		Principal Amount (d)
Japan - 0.2%
Japan Government 0.5852% to 0.5852% 5/28/07 to 6/4/07	JPY	11,760,000,000	98,379,876
United Kingdom - 0.5%
United Kingdom, Great Britain & Northern Ireland 5.33% 5/29/07	GBP	126,500,000	251,880,813
TOTAL GOVERNMENT OBLIGATIONS (Cost $342,778,763)			350,260,689
Money Market Funds - 15.5%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	2,397,244,342	$ 2,397,244,342
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	5,653,673,364	5,653,673,364
TOTAL MONEY MARKET FUNDS (Cost $8,050,917,706)		8,050,917,706
TOTAL INVESTMENT PORTFOLIO - 110.7% (Cost $42,014,605,522)		57,564,242,409
NET OTHER ASSETS - (10.7)%		(5,540,731,482)
NET ASSETS - 100%		$ 52,023,510,927
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/(Depreciation)
Contracts to Buy
1,756,883,652 AUD	May 2007	$ 1,457,741,655	$ 7,741,655
154,179,362 EUR	May 2007	210,672,029	672,029
		$ 1,668,413,684	$ 8,413,684

(Payable Amount $1,660,000,000)

The value of contracts to buy as a percentage of net assets - 3.2%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,035,000 or 0.0% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $68,369,902 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
European Capital Ltd. preference shares	8/22/05 - 8/29/05	$ 59,927,350
MetroPhotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,927,780
Fidelity Securities Lending Cash Central Fund	13,897,871
Total	$ 83,825,651
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acibadem Saglik Hizmetleri AS	$ 26,724,309	$ 4,072,561	$ 2,271,978	$ -	$ -
Clear Media Ltd.	37,841,382	-	-	-	28,475,369
Ipsos SA	84,893,943	-	-	-	86,141,636
Neopost SA	201,760,549	-	19,084,386	-	-
Niko Resources Ltd.	121,141,941	94,453,726	-	115,545	264,216,236
RTI International Metals, Inc.	73,584,000	55,021,757	53,077,826	-	122,551,000
Tecan Group AG	42,888,719	21,186,706	-	719,294	81,963,820
Techem AG	127,767,640	-	144,513,953	-	-
Total	$ 716,602,483	$ 174,734,750	$ 218,948,143	$ 834,839	$ 583,348,061

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Diversified International

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Audited)
Assets
Investment in securities, at value (including securities loaned of $5,378,147,651) - See accompanying schedule: Unaffiliated issuers (cost $33,573,986,871)	$ 48,929,976,642
Fidelity Central Funds (cost $8,050,917,706)	8,050,917,706
Other affiliated issuers (cost $389,700,945)	583,348,061
Total Investments (cost $42,014,605,522)		$ 57,564,242,409
Foreign currency held at value (cost $1,353,061)		1,353,273
Receivable for investments sold		330,504,034
Unrealized appreciation on foreign currency contracts		8,413,684
Receivable for fund shares sold		71,465,821
Dividends receivable		201,044,903
Distributions receivable from Fidelity Central Funds		10,100,866
Prepaid expenses		127,706
Other receivables		11,814,651
Total assets		58,199,067,347

Liabilities
Payable for investments purchased	$ 376,580,326
Payable for fund shares redeemed	76,418,146
Accrued management fee	28,321,140
Other affiliated payables	8,696,985
Other payables and accrued expenses	31,866,459
Collateral on securities loaned, at value	5,653,673,364
Total liabilities		6,175,556,420

Net Assets		$ 52,023,510,927
Net Assets consist of:
Paid in capital		$ 34,354,666,048
Undistributed net investment income		307,879,052
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,830,923,483
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		15,530,042,344
Net Assets, for 1,298,471,175 shares outstanding		$ 52,023,510,927
Net Asset Value, offering price and redemption price per share ($52,023,510,927 ÷ 1,298,471,175 shares)		$ 40.07

Statement of Operations

	Six months ended April 30, 2007 (Audited)
Investment Income
Dividends (including $834,839 earned from other affiliated issuers)		$ 486,338,042
Interest		8,084,688
Income from Fidelity Central Funds (including $13,897,871 from security lending)		83,825,651
		578,248,381
Less foreign taxes withheld		(47,424,571)
Total income		530,823,810

Expenses
Management fee Basic fee	$ 170,690,629
Performance adjustment	(10,668,900)
Transfer agent fees	49,865,394
Accounting and security lending fees	1,483,540
Custodian fees and expenses	4,951,029
Independent trustees' compensation	69,654
Appreciation in deferred trustee compensation account	102
Registration fees	384,306
Audit	178,710
Legal	299,314
Miscellaneous	142,425
Total expenses before reductions	217,396,203
Expense reductions	(7,622,804)	209,773,399
Net investment income (loss)		321,050,411
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,052,883,183
Other affiliated issuers	67,944,280
Investment not meeting investment restrictions	(875)
Foreign currency transactions	23,926,132
Payment from investment advisor for loss on investment not meeting investment restrictions	875
Total net realized gain (loss)		2,144,753,595
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $3,611,935)	4,248,685,382
Assets and liabilities in foreign currencies	7,735,607
Total change in net unrealized appreciation (depreciation)		4,256,420,989
Net gain (loss)		6,401,174,584
Net increase (decrease) in net assets resulting from operations		$ 6,722,224,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Diversified International
Financial Statements - continued

Statement of Changes in Net Assets (Audited)

	Six months ended April 30, 2007	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 321,050,411	$ 502,990,237
Net realized gain (loss)	2,144,753,595	3,136,092,270
Change in net unrealized appreciation (depreciation)	4,256,420,989	4,490,328,944
Net increase (decrease) in net assets resulting from operations	6,722,224,995	8,129,411,451
Distributions to shareholders from net investment income	(425,826,024)	(273,726,595)
Distributions to shareholders from net realized gain	(2,968,963,794)	(713,589,701)
Total distributions	(3,394,789,818)	(987,316,296)
Share transactions Proceeds from sales of shares	6,371,123,935	13,118,280,110
Reinvestment of distributions	3,274,077,868	945,934,875
Cost of shares redeemed	(4,914,945,768)	(6,879,921,320)
Net increase (decrease) in net assets resulting from share transactions	4,730,256,035	7,184,293,665
Redemption fees	630,597	1,607,319
Total increase (decrease) in net assets	8,058,321,809	14,327,996,139

Net Assets
Beginning of period	43,965,189,118	29,637,192,979
End of period (including undistributed net investment income of $307,879,052 and undistributed net investment income of $447,691,136, respectively)	$ 52,023,510,927	$ 43,965,189,118
Other Information Shares
Sold	169,063,960	376,717,133
Issued in reinvestment of distributions	90,046,154	29,746,334
Redeemed	(130,603,868)	(198,599,068)
Net increase (decrease)	128,506,246	207,864,399

Financial Highlights (Audited)

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 37.58	$ 30.80	$ 26.08	$ 22.35	$ 16.90	$ 18.06
Income from Investment Operations
Net investment income (loss) D	.25	.46	.30	.16	.18	.14
Net realized and unrealized gain (loss)	5.11	7.33	4.63	3.87	5.40	(1.29)
Total from investment operations	5.36	7.79	4.93	4.03	5.58	(1.15)
Distributions from net investment income	(.36)	(.28)	(.15)	(.30)	(.13)	(.01)
Distributions from net realized gain	(2.51)	(.73)	(.06)	-	-	-
Total distributions	(2.87)	(1.01)	(.21)	(.30)	(.13)	(.01)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	- H
Net asset value, end of period	$ 40.07	$ 37.58	$ 30.80	$ 26.08	$ 22.35	$ 16.90
Total Return B ,C	15.04%	25.89%	19.01%	18.20%	33.26%	(6.37)%
Ratios to Average Net Assets E, G
Expenses before reductions	.91% A	1.01%	1.10%	1.15%	1.24%	1.22%
Expenses net of fee waivers, if any	.91% A	1.01%	1.10%	1.15%	1.24%	1.22%
Expenses net of all reductions	.88% A	.97%	1.07%	1.12%	1.22%	1.19%
Net investment income (loss)	1.34% A	1.32%	1.02%	.66%	.96%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,023,511	$ 43,965,189	$ 29,637,193	$ 19,902,063	$ 11,542,386	$ 6,735,472
Portfolio turnover rate F	61% A	59%	41%	55%	51%	55%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Aggressive International

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
United States of America	23.0%
Canada	18.2%
Japan	17.0%
Netherlands	8.3%
South Africa	4.9%
Germany	4.7%
United Kingdom	3.9%
Italy	3.6%
Argentina	3.4%
Other	13.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
United States of America	21.9%
France	12.8%
Netherlands	9.7%
United Kingdom	9.7%
Canada	9.3%
Germany	9.1%
Italy	5.3%
Japan	5.0%
Luxembourg	3.5%
Other	13.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	86.6	93.2
Bonds	1.0	0.0
Short-Term Investments and Net Other Assets	12.4	6.8
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Gold Fields Ltd. sponsored ADR (South Africa, Metals & Mining)	4.3	2.1
Abitibi-Consolidated, Inc. (Canada, Paper & Forest Products)	3.9	0.9
Fiat Spa (Italy, Automobiles)	3.6	2.8
CNH Global NV (Netherlands, Machinery)	3.3	0.0
Synthes, Inc. (United States of America, Health Care Equipment & Supplies)	3.2	3.5
Renault SA (France, Automobiles)	3.1	2.5
Deere & Co. (United States of America, Machinery)	3.0	3.0
Koninklijke Philips Electronics NV (Netherlands, Household Durables)	2.7	2.0
Canadian Natural Resources Ltd. (Canada, Oil, Gas & Consumable Fuels)	2.6	2.7
Catalyst Paper Corp. (Canada, Paper & Forest Products)	2.5	0.1
	32.2
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	20.3	14.6
Consumer Discretionary	13.5	21.9
Consumer Staples	12.1	10.6
Industrials	9.4	7.6
Financials	9.3	12.8
Energy	9.0	11.9
Health Care	7.5	6.9
Information Technology	2.9	4.4
Utilities	2.4	2.5
Telecommunication Services	0.2	0.0

Semiannual Report

Aggressive International

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.6%
	Shares	Value
Argentina - 3.4%
Cresud S.A.C.I.F. y A. sponsored ADR (e)	326,800	$ 7,928,168
Inversiones y Representaciones SA sponsored GDR (a)(e)	249,200	5,213,264
Pampa Holding SA (a)	5,314,142	4,781,782
Pampa Holding SA unit (a)(f)	11,400	256,449
TOTAL ARGENTINA		18,179,663
Brazil - 0.6%
BrasilAgro - Compania Brasileira de Propriedades Agricolas	5,000	3,191,333
Canada - 18.2%
Abitibi-Consolidated, Inc.	7,965,600	20,884,671
Absolut Resources Corp. (a)	936,000	446,959
Agricore United (ltd. vtg.)	31,000	567,826
Aquiline Resources, Inc. (a)	189,200	1,384,182
Aquiline Resources, Inc. (a)(f)	494,600	3,618,481
Canadian Natural Resources Ltd.	228,600	13,622,492
Canfor Corp. New (a)	84,200	905,801
Catalyst Paper Corp. (a)	4,249,900	13,248,630
IAMGOLD Corp.	480,300	3,894,675
Meridian Gold, Inc. (a)	127,800	3,226,951
NuVista Energy Ltd. (a)	315,300	4,283,921
ProEx Energy Ltd. (a)	414,700	5,264,549
Saskatchewan Wheat Pool, Inc.:
rights 5/31/07 (a)(f)	962,400	7,023,552
rights 5/31/07 (a)(f)	705,800	5,125,460
subscription receipt:
rights 5/31/07 (a)	10,600	77,358
rights 5/31/07 (a)(f)	566,000	4,130,642
Suncor Energy, Inc.	105,100	8,432,431
TOTAL CANADA		96,138,581
Cayman Islands - 1.9%
GlobalSantaFe Corp.	160,000	10,228,800
Czech Republic - 2.0%
Philip Morris CR AS	21,400	10,393,427
France - 3.1%
Renault SA (e)	125,800	16,431,935
Germany - 4.7%
E.ON AG (e)	85,100	12,798,189
Lanxess AG	220,000	12,074,527
TOTAL GERMANY		24,872,716
Italy - 3.6%
Fiat Spa (e)	642,000	19,072,113
Japan - 17.0%
Advantest Corp.	34,000	1,505,033
Aiful Corp.	194,900	4,852,574
Canon, Inc.	144,500	8,120,900
Credit Saison Co. Ltd.	29,500	838,843
CSK Holdings Corp.	36,500	1,410,387

	Shares	Value
Dowa Holdings Co. Ltd.	133,000	$ 1,248,401
Eisai Co. Ltd.	28,100	1,334,764
Fanuc Ltd.	20,100	1,968,589
Fast Retailing Co. Ltd.	18,000	1,236,598
Honda Motor Co. Ltd.	43,700	1,504,591
Kao Corp.	51,000	1,400,106
Kose Corp. (e)	415,100	11,568,244
Kubota Corp.	1,055,400	9,975,878
Kuraray Co. Ltd.	222,500	2,472,847
Kyocera Corp.	18,400	1,794,000
Marui Co. Ltd.	97,300	1,156,048
Millea Holdings, Inc.	171,309	6,348,515
Mitsubishi Corp.	71,700	1,528,572
Nissin Healthcare Food Service Co.	6,700	85,885
Odakyu Electric Railway Co. Ltd.	218,000	1,524,437
SFCG Co. Ltd.	47,290	8,317,123
Shin-Etsu Chemical Co. Ltd.	23,400	1,510,499
Softbank Corp. (e)	49,300	1,059,941
Sony Corp.	24,300	1,294,218
Sumitomo Realty & Development Co. Ltd.	29,500	1,089,012
Takeda Pharamaceutical Co. Ltd.	22,300	1,445,834
Takefuji Corp.	226,980	7,629,552
TDK Corp.	18,800	1,621,532
Tokyo Electron Ltd.	18,500	1,283,147
Toyota Motor Corp.	21,000	1,274,910
Toyota Tsusho Corp.	46,200	1,122,386
TOTAL JAPAN		89,523,366
Luxembourg - 1.7%
SES SA FDR unit	454,706	8,935,082
Netherlands - 8.3%
CNH Global NV	404,900	17,528,121
Koninklijke Philips Electronics NV	349,000	14,322,960
Nutreco Holding NV (e)	162,300	12,050,432
TOTAL NETHERLANDS		43,901,513
Philippines - 1.1%
DMCI Holdings, Inc.	15,608,000	2,336,921
Semirara Mining Corp.	5,956,400	3,265,846
TOTAL PHILIPPINES		5,602,767
South Africa - 4.9%
Gold Fields Ltd.	163,900	2,945,283
Gold Fields Ltd. sponsored ADR	1,269,200	22,807,523
TOTAL SOUTH AFRICA		25,752,806
Switzerland - 1.6%
Actelion Ltd. (Reg.) (a)	34,528	8,232,863
United Kingdom - 3.9%
AstraZeneca PLC (United Kingdom)	208,300	11,312,773
Benfield Group PLC	1,466,100	9,292,518
TOTAL UNITED KINGDOM		20,605,291
Common Stocks - continued
	Shares	Value
United States of America - 10.6%
Deere & Co.	145,500	$ 15,917,700
Monsanto Co.	173,800	10,252,462
Newmont Mining Corp.	158,000	6,588,600
Synthes, Inc.	127,776	16,767,393
Virgin Media, Inc.	261,400	6,595,122
TOTAL UNITED STATES OF AMERICA		56,121,277
TOTAL COMMON STOCKS (Cost $401,827,830)		457,183,533
Government Obligations - 1.0%
Principal Amount (d)
Finland - 1.0%
Finnish Government 0.3% 10/18/07 (Cost $5,302,791)	JPY	634,000,000	5,302,791
Money Market Funds - 29.8%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	87,160,737	87,160,737
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	70,148,111	70,148,111
TOTAL MONEY MARKET FUNDS (Cost $157,308,848)		157,308,848
TOTAL INVESTMENT PORTFOLIO - 117.4% (Cost $564,439,469)		619,795,172
NET OTHER ASSETS - (17.4)%		(91,883,740)
NET ASSETS - 100%		$ 527,911,432
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
2,663,954 AUD	May 2007	$ 2,211,384	$ 11,384
3,032,500 CHF	May 2007	2,514,056	14,056
10,151,306 EUR	May 2007	13,861,243	161,243
4,546,639 GBP	May 2007	9,090,357	90,357
1,030,802,100 JPY	May 2007	8,646,059	(53,941)
		$ 36,323,099	$ 223,099

(Payable Amount $36,100,000)

The value of contracts to buy as a percentage of net assets - 6.9%
Currency Abbreviations
AUD	-	Australian dollar
CHF	-	Swiss franc
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,154,584 or 3.8% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,064,199
Fidelity Securities Lending Cash Central Fund	339,009
Total	$ 1,403,208

See accompanying notes which are an integral part of the financial statements.

Aggressive International

Aggressive International

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $66,627,615) - See accompanying schedule: Unaffiliated issuers (cost $407,130,621)	$ 462,486,324
Fidelity Central Funds (cost $157,308,848)	157,308,848
Total Investments (cost $564,439,469)		$ 619,795,172
Foreign currency held at value (cost $76,843)		76,842
Receivable for investments sold		2,916,477
Unrealized appreciation on foreign currency contracts		277,040
Receivable for fund shares sold		958,322
Dividends receivable		1,748,912
Interest receivable		8,800
Distributions receivable from Fidelity Central Funds		378,805
Prepaid expenses		1,528
Other receivables		199,507
Total assets		626,361,405

Liabilities
Payable for investments purchased	$ 26,473,356
Unrealized depreciation on foreign currency contracts	53,941
Payable for fund shares redeemed	1,386,119
Accrued management fee	203,426
Other affiliated payables	126,937
Other payables and accrued expenses	58,083
Collateral on securities loaned, at value	70,148,111
Total liabilities		98,449,973

Net Assets		$ 527,911,432
Net Assets consist of:
Paid in capital		$ 428,124,949
Undistributed net investment income		2,382,494
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		41,853,769
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		55,550,220
Net Assets, for 29,215,980 shares outstanding		$ 527,911,432
Net Asset Value, offering price and redemption price per share ($527,911,432 ÷ 29,215,980 shares)		$ 18.07

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 3,303,188
Interest		20,924
Income from Fidelity Central Funds (including $339,009 from security lending)		1,403,208
		4,727,320
Less foreign taxes withheld		(353,647)
Total income		4,373,673

Expenses
Management fee Basic fee	$ 1,691,717
Performance adjustment	(629,116)
Transfer agent fees	618,732
Accounting and security lending fees	125,073
Custodian fees and expenses	69,766
Independent trustees' compensation	707
Registration fees	24,522
Audit	42,748
Legal	11,683
Miscellaneous	1,702
Total expenses before reductions	1,957,534
Expense reductions	(274,041)	1,683,493
Net investment income (loss)		2,690,180
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	43,017,403
Foreign currency transactions	280,495
Total net realized gain (loss)		43,297,898
Change in net unrealized appreciation (depreciation) on: Investment securities	27,568,025
Assets and liabilities in foreign currencies	190,147
Total change in net unrealized appreciation (depreciation)		27,758,172
Net gain (loss)		71,056,070
Net increase (decrease) in net assets resulting from operations		$ 73,746,250

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Aggressive International
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,690,180	$ 7,666,044
Net realized gain (loss)	43,297,898	96,103,715
Change in net unrealized appreciation (depreciation)	27,758,172	(5,719,610)
Net increase (decrease) in net assets resulting from operations	73,746,250	98,050,149
Distributions to shareholders from net investment income	(5,378,123)	(7,891,662)
Distributions to shareholders from net realized gain	(70,991,187)	(60,750,944)
Total distributions	(76,369,310)	(68,642,606)
Share transactions Proceeds from sales of shares	145,935,896	173,391,281
Reinvestment of distributions	73,093,150	62,343,713
Cost of shares redeemed	(164,658,630)	(484,972,865)
Net increase (decrease) in net assets resulting from share transactions	54,370,416	(249,237,871)
Redemption fees	16,952	263,134
Total increase (decrease) in net assets	51,764,308	(219,567,194)

Net Assets
Beginning of period	476,147,124	695,714,318
End of period (including undistributed net investment income of $2,382,494 and undistributed net investment income of $6,915,455, respectively)	$ 527,911,432	$ 476,147,124
Other Information Shares
Sold	8,310,293	9,840,640
Issued in reinvestment of distributions	4,454,183	3,762,445
Redeemed	(9,791,705)	(27,820,456)
Net increase (decrease)	2,972,771	(14,217,371)

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 18.14	$ 17.19	$ 15.21	$ 14.36	$ 10.78	$ 10.78
Income from Investment Operations
Net investment income (loss) D	.10	.24	.20	.04	.06	.02
Net realized and unrealized gain (loss)	2.67	2.70	1.83	.91	3.53	.04
Total from investment operations	2.77	2.94	2.03	.95	3.59	.06
Distributions from net investment income	(.20)	(.23)	(.05)	(.10)	(.01)	(.06)
Distributions from net realized gain	(2.64)	(1.77)	-	-	-	-
Total distributions	(2.84)	(2.00)	(.05)	(.10)	(.01)	(.06)
Redemption fees added to paid in capital D	- H	.01	-H	-H	-H	-H
Net asset value, end of period	$ 18.07	$ 18.14	$ 17.19	$ 15.21	$ 14.36	$ 10.78
Total Return B, C	16.85%	18.26%	13.37%	6.65%	33.33%	.50%
Ratios to Average Net Assets E, G
Expenses before reductions	.82% A	.87%	.97%	1.24%	1.23%	1.54%
Expenses net of fee waivers, if any	.82% A	.87%	.97%	1.24%	1.23%	1.54%
Expenses net of all reductions	.71% A	.75%	.84%	1.16%	1.16%	1.40%
Net investment income (loss)	1.13% A	1.36%	1.20%	.27%	.50%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 527,911	$ 476,147	$ 695,714	$ 721,144	$ 554,853	$ 298,478
Portfolio turnover rate F	143% A	176%	185%	161%	212%	188%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
France	14.6%
Japan	14.1%
United Kingdom	11.1%
Switzerland	9.8%
Germany	7.6%
United States of America	7.3%
Australia	4.4%
Italy	4.3%
Spain	3.4%
Other	23.4%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan	16.3%
United Kingdom	16.1%
France	12.8%
United States of America	11.1%
Germany	5.8%
Switzerland	5.6%
Italy	5.1%
Spain	3.2%
Netherlands	2.8%
Other	21.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.3	92.3
Short-Term Investments and Net Other Assets	2.7	7.7
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Pernod Ricard SA (France, Beverages)	5.0	4.0
Credit Suisse Group (Reg.) (Switzerland, Capital Markets)	2.8	1.5
Aker Kvaerner ASA (Norway, Energy Equipment & Services)	2.6	1.0
Nintendo Co. Ltd. (Japan, Software)	2.2	1.9
China Unicom Ltd. sponsored ADR (Hong Kong, Wireless Telecommunication Services)	2.2	0.0
Veolia Environnement (France, Multi-Utilities)	1.8	0.9
Fluor Corp. (United States of America, Construction & Engineering)	1.7	0.0
Schlumberger Ltd. (NY Shares) (Netherlands Antilles, Energy Equipment & Services)	1.6	1.0
AXA SA (France, Insurance)	1.4	0.7
Banco Bilbao Vizcaya Argentaria SA (Spain, Commercial Banks)	1.3	1.8
	22.6
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.6	28.7
Industrials	11.9	6.2
Consumer Discretionary	11.0	11.1
Information Technology	10.2	11.3
Consumer Staples	8.0	6.6
Energy	7.1	9.6
Materials	6.1	7.0
Telecommunication Services	5.6	2.8
Utilities	4.7	3.6
Health Care	4.1	5.4

Semiannual Report

Overseas

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 4.4%
Computershare Ltd.	10,269,163	$ 89,117,876
CSL Ltd.	933,100	67,632,652
Macquarie Bank Ltd.	1,003,200	72,480,347
National Australia Bank Ltd.	2,473,000	87,939,880
Westfield Group unit	3,000,000	52,318,350
TOTAL AUSTRALIA		369,489,105
Brazil - 2.0%
Banco Nossa Caixa SA	1,078,000	16,801,376
Petroleo Brasileiro SA Petrobras sponsored ADR	611,000	61,851,530
Uniao de Bancos Brasileiros SA (Unibanco) GDR	215,600	20,926,136
Vivo Participacoes SA (PN) sponsored ADR (d)	15,810,000	72,093,600
TOTAL BRAZIL		171,672,642
Canada - 0.9%
Aber Diamond Corp.	893,200	32,278,811
Cameco Corp.	984,200	45,844,797
TOTAL CANADA		78,123,608
Cayman Islands - 1.1%
Foxconn International Holdings Ltd. (a)	10,888,000	32,987,402
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	1,613,400	58,534,152
TOTAL CAYMAN ISLANDS		91,521,554
China - 0.6%
Global Bio-Chem Technology Group Co. Ltd.	114,978,000	49,386,208
Denmark - 1.3%
DSV de Sammensluttede Vognmaend AS (d)	175,450	36,376,680
Vestas Wind Systems AS (a)	1,049,900	69,034,415
TOTAL DENMARK		105,411,095
Finland - 1.4%
Neste Oil Oyj	1,685,622	60,311,238
Nokia Corp. sponsored ADR	2,189,800	55,292,450
TOTAL FINLAND		115,603,688
France - 14.6%
Alcatel-Lucent SA sponsored ADR	4,290,000	56,842,500
AXA SA	2,543,360	117,147,162
Carrefour SA (d)	698,700	53,993,648
Electricite de France (d)	982,900	85,975,108
L'Oreal SA (d)	480,116	57,733,254
Pernod Ricard SA	1,946,742	416,410,151
Pinault Printemps-Redoute SA	292,000	50,979,382
Renault SA (d)	344,400	44,985,360
Societe Generale Series A	446,610	95,377,987
Sodexho Alliance SA ADR	576,700	45,674,640

	Shares	Value
Veolia Environnement (d)	1,804,300	$ 149,944,799
Vinci SA (d)	308,300	49,874,717
TOTAL FRANCE		1,224,938,708
Germany - 7.0%
Bayer AG (d)	1,633,900	111,726,082
DaimlerChrysler AG	790,600	63,651,206
E.ON AG (d)	651,791	98,022,848
Hochtief AG	353,600	37,395,498
Linde AG	496,500	55,787,318
MLP AG (d)	2,006,200	50,181,317
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	383,376	68,580,374
SAP AG sponsored ADR (d)	590,400	28,339,200
Siemens AG (Reg.)	647,100	78,279,687
TOTAL GERMANY		591,963,530
Hong Kong - 2.7%
China Unicom Ltd. sponsored ADR	12,674,000	183,646,260
Shanghai Industrial Holdings Ltd. (H Shares)	16,352,000	42,957,041
Television Broadcasts Ltd.	186,000	1,232,859
TOTAL HONG KONG		227,836,160
India - 1.9%
Allahabad Bank	10,885,323	21,226,480
Bank of Baroda	3,860,000	25,190,391
Gammon India Ltd.	143,811	1,228,586
Satyam Computer Services Ltd.	5,509,009	63,519,027
State Bank of India	1,493,012	49,166,781
TOTAL INDIA		160,331,265
Ireland - 0.4%
Ryanair Holdings PLC sponsored ADR (a)	718,600	33,537,062
Italy - 4.3%
Assicurazioni Generali Spa	570,200	26,400,761
FASTWEB Spa	867,040	55,372,018
Impregilo Spa (a)	8,458,700	69,129,482
Lottomatica Spa	1,487,952	61,360,480
Safilo Group Spa	6,000,000	37,474,645
Unicredito Italiano Spa	10,697,100	110,647,251
TOTAL ITALY		360,384,637
Japan - 14.1%
Canon, Inc.	1,197,700	67,310,739
Chugai Pharmaceutical Co. Ltd.	1,554,100	39,633,385
Citizen Holdings Co. Ltd. (d)	10,270,100	91,690,274
Fanuc Ltd.	534,000	52,299,826
Honda Motor Co. Ltd. sponsored ADR (d)	1,276,900	43,963,667
Konica Minolta Holdings, Inc.	4,197,000	57,434,273
Kubota Corp.	6,803,000	64,303,486
Kurita Water Industries Ltd.	1,590,500	39,708,225
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Estate Co. Ltd.	2,734,000	$ 84,774,235
Mitsui Fudosan Co. Ltd.	2,192,000	63,991,612
Mizuho Financial Group, Inc.	9,307	56,014,081
Murata Manufacturing Co. Ltd.	647,600	47,730,363
Nidec Corp. (d)	288,500	18,203,322
Nintendo Co. Ltd.	602,600	188,259,538
Nissan Motor Co. Ltd.	4,002,500	40,345,199
Nomura Holdings, Inc.	2,960,800	57,025,007
Omron Corp.	1,864,700	49,961,753
Sumitomo Mitsui Financial Group, Inc.	4,206	36,748,532
T&D Holdings, Inc.	677,500	42,912,563
Tokuyama Corp.	2,553,000	38,280,813
TOTAL JAPAN		1,180,590,893
Luxembourg - 0.6%
Acergy SA sponsored ADR (a)	2,168,500	46,427,585
Netherlands - 2.2%
Arcelor Mittal	1,922,200	102,683,924
ING Groep NV (Certificaten Van Aandelen)	1,861,114	84,885,409
TOTAL NETHERLANDS		187,569,333
Netherlands Antilles - 1.6%
Schlumberger Ltd. (NY Shares)	1,834,200	135,418,986
Norway - 2.6%
Aker Kvaerner ASA	9,269,800	220,865,337
Philippines - 0.1%
Metropolitan Bank & Trust Co.	7,032,500	9,268,900
South Africa - 1.5%
Impala Platinum Holdings Ltd.	2,139,990	69,881,689
Steinhoff International Holdings Ltd.	15,215,826	54,116,173
TOTAL SOUTH AFRICA		123,997,862
Spain - 3.4%
Banco Bilbao Vizcaya Argentaria SA	4,714,800	112,872,312
Banco Santander Central Hispano SA	5,582,200	100,474,431
Telefonica SA sponsored ADR	1,098,900	74,340,585
TOTAL SPAIN		287,687,328
Sweden - 1.3%
OMX AB (d)	4,543,500	109,523,598
Switzerland - 9.8%
Actelion Ltd. (Reg.) (a)	426,531	101,702,139
Compagnie Financiere Richemont unit	1,620,099	98,384,950
Credit Suisse Group (Reg.)	2,986,035	234,403,748
EFG International	324,790	14,655,011
Nestle SA (Reg.)	224,402	89,177,355
Novartis AG (Reg.)	793,012	46,066,067

	Shares	Value
Roche Holding AG (participation certificate)	473,409	$ 89,237,597
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	27,903	35,645,427
UBS AG (NY Shares)	1,696,400	110,096,360
TOTAL SWITZERLAND		819,368,654
Turkey - 1.2%
Turkiye Garanti Bankasi AS	12,550,000	61,387,114
Yapi ve Kredi Bankasi AS	17,924,711	39,258,356
TOTAL TURKEY		100,645,470
United Kingdom - 11.1%
3i Group plc	2,741,800	63,482,625
BAE Systems PLC	7,904,300	72,225,434
Barclays PLC	4,599,600	66,740,196
British Land Co. PLC	1,297,900	38,225,619
Burberry Group PLC	624,412	8,676,940
HSBC Holdings PLC sponsored ADR (d)	593,600	54,824,896
Land Securities Group PLC	1,778,500	69,769,148
Marks & Spencer Group PLC	4,988,400	74,007,498
Next PLC	802,900	37,709,869
Prudential PLC	3,379,900	50,616,978
Reuters Group PLC	9,085,400	86,735,286
Rolls-Royce Group PLC	6,358,829	60,996,185
Standard Chartered PLC (United Kingdom)	957,900	29,820,803
The Weir Group PLC	4,760,800	61,730,595
Vodafone Group PLC sponsored ADR	2,682,900	77,079,717
Xstrata PLC	1,504,400	79,440,555
TOTAL UNITED KINGDOM		932,082,344
United States of America - 4.6%
AES Corp. (a)	2,749,800	60,468,102
Fluor Corp.	1,518,600	145,208,532
Global Industries Ltd. (a)	1,723,400	35,777,784
Starwood Hotels & Resorts Worldwide, Inc.	826,300	55,378,626
Titanium Metals Corp.	924,000	31,905,720
Zale Corp. (a)	2,171,400	60,603,774
TOTAL UNITED STATES OF AMERICA		389,342,538
TOTAL COMMON STOCKS (Cost $6,465,735,547)		8,122,988,090
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Porsche AG (non-vtg.)	27,800	46,801,495
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	326,868,596	653,557
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $37,128,919)		47,455,052
Money Market Funds - 13.7%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	262,604,822	$ 262,604,822
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	884,119,499	884,119,499
TOTAL MONEY MARKET FUNDS (Cost $1,146,724,321)		1,146,724,321
TOTAL INVESTMENT PORTFOLIO - 111.0% (Cost $7,649,588,787)		9,317,167,463
NET OTHER ASSETS - (11.0)%		(919,871,437)
NET ASSETS - 100%		$ 8,397,296,026
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,881,759
Fidelity Securities Lending Cash Central Fund	3,552,087
Total	$ 14,433,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $842,877,630) - See accompanying schedule: Unaffiliated issuers (cost $6,502,864,466)	$ 8,170,443,142
Fidelity Central Funds (cost $1,146,724,321)	1,146,724,321
Total Investments (cost $7,649,588,787)		$ 9,317,167,463
Receivable for investments sold		107,477,780
Receivable for fund shares sold		12,488,545
Dividends receivable		20,508,706
Distributions receivable from Fidelity Central Funds		1,587,282
Prepaid expenses		20,776
Other receivables		3,550,536
Total assets		9,462,801,088

Liabilities
Payable for investments purchased	$ 72,957,340
Payable for fund shares redeemed	99,713,027
Accrued management fee	4,172,127
Other affiliated payables	1,682,425
Other payables and accrued expenses	2,860,644
Collateral on securities loaned, at value	884,119,499
Total liabilities		1,065,505,062

Net Assets		$ 8,397,296,026
Net Assets consist of:
Paid in capital		$ 6,289,003,899
Undistributed net investment income		38,887,893
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		403,905,759
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,665,498,475
Net Assets, for 171,667,052 shares outstanding		$ 8,397,296,026
Net Asset Value, offering price and redemption price per share ($8,397,296,026 ÷ 171,667,052 shares)		$ 48.92

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 76,770,638
Interest		95,496
Income from Fidelity Central Funds (including $3,552,087 from security lending)		14,433,846
		91,299,980
Less foreign taxes withheld		(8,293,620)
Total income		83,006,360

Expenses
Management fee Basic fee	$ 27,729,151
Performance adjustment	(5,156,889)
Transfer agent fees	9,079,892
Accounting and security lending fees	852,554
Custodian fees and expenses	1,081,176
Independent trustees' compensation	11,323
Appreciation in deferred trustee compensation account	846
Registration fees	87,936
Audit	62,473
Legal	55,704
Miscellaneous	23,194
Total expenses before reductions	33,827,360
Expense reductions	(2,474,252)	31,353,108
Net investment income (loss)		51,653,252
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $5,834)	426,054,541
Foreign currency transactions	(1,752,953)
Total net realized gain (loss)		424,301,588
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $402,856)	708,985,376
Assets and liabilities in foreign currencies	(212,714)
Total change in net unrealized appreciation (depreciation)		708,772,662
Net gain (loss)		1,133,074,250
Net increase (decrease) in net assets resulting from operations		$ 1,184,727,502

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Overseas
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,653,252	$ 88,135,211
Net realized gain (loss)	424,301,588	865,971,702
Change in net unrealized appreciation (depreciation)	708,772,662	392,508,226
Net increase (decrease) in net assets resulting from operations	1,184,727,502	1,346,615,139
Distributions to shareholders from net investment income	(85,344,408)	(51,835,782)
Distributions to shareholders from net realized gain	(719,995,848)	(20,228,519)
Total distributions	(805,340,256)	(72,064,301)
Share transactions Proceeds from sales of shares	966,971,229	2,352,534,453
Reinvestment of distributions	797,168,085	71,154,819
Cost of shares redeemed	(963,625,364)	(1,215,037,539)
Net increase (decrease) in net assets resulting from share transactions	800,513,950	1,208,651,733
Redemption fees	108,121	287,325
Total increase (decrease) in net assets	1,180,009,317	2,483,489,896

Net Assets
Beginning of period	7,217,286,709	4,733,796,813
End of period (including undistributed net investment income of $38,887,893 and undistributed net investment income of $82,749,519, respectively)	$ 8,397,296,026	$ 7,217,286,709
Other Information Shares
Sold	21,069,784	53,641,186
Issued in reinvestment of distributions	18,292,063	1,782,435
Redeemed	(20,993,177)	(27,857,412)
Net increase (decrease)	18,368,670	27,566,209

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 47.08	$ 37.65	$ 32.21	$ 29.19	$ 22.34	$ 25.98
Income from Investment Operations
Net investment income (loss) D	.30	.63	.39	.17 G	.18	.11
Net realized and unrealized gain (loss)	6.73	9.37	5.35	3.15	6.76	(3.75)
Total from investment operations	7.03	10.00	5.74	3.32	6.94	(3.64)
Distributions from net investment income	(.55)	(.41)	(.19)	(.30)	(.09)	-
Distributions from net realized gain	(4.64)	(.16)	(.11)	-	-	-
Total distributions	(5.19)	(.57)	(.30)	(.30)	(.09)	-
Redemption fees added to paid in capital D	- I	-I	-I	-I	-I	-I
Net asset value, end of period	$ 48.92	$ 47.08	$ 37.65	$ 32.21	$ 29.19	$ 22.34
Total Return B, C	16.28%	26.83%	17.90%	11.45%	31.18%	(14.01)%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	1.00%	.93%	1.05%	1.04%	1.21%
Expenses net of fee waivers, if any	.87% A	1.00%	.93%	1.05%	1.04%	1.21%
Expenses net of all reductions	.81% A	.90%	.86%	1.01%	1.00%	1.16%
Net investment income (loss)	1.33% A	1.43%	1.11%	.55% G	.75%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,397,296	$ 7,217,287	$ 4,733,797	$ 4,182,103	$ 3,500,394	$ 2,862,101
Portfolio turnover rate F	90% A	132%	87%	79%	104%	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .52%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannnual Report

Worldwide

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
United States of America	42.1%
Japan	8.7%
United Kingdom	8.4%
Switzerland	7.8%
Germany	5.7%
France	5.6%
Australia	3.8%
Netherlands	1.9%
Canada	1.8%
Other	14.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
United States of America	44.8%
Japan	10.1%
United Kingdom	8.4%
Switzerland	6.9%
France	6.5%
Germany	5.2%
Australia	2.8%
Italy	1.7%
Spain	1.6%
Other	12.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.5	97.7
Short-Term Investments and Net Other Assets	0.5	2.3
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
ABB Ltd. (Switzerland, Electrical Equipment)	2.2	1.8
Exxon Mobil Corp. (United States of America, Oil, Gas & Consumable Fuels)	1.5	2.0
Federated Department Stores, Inc. (United States of America, Multiline Retail)	1.5	0.9
AT&T, Inc. (United States of America, Diversified Telecommunication Services)	1.5	0.0
Cognizant Technology Solutions Corp. Class A (United States of America, IT Services)	1.3	0.7
Merck & Co., Inc. (United States of America, Pharmaceuticals)	1.2	1.4
Apple, Inc. (United States of America, Computers & Peripherals)	1.2	1.2
Sun Microsystems, Inc. (United States of America, Computers & Peripherals)	1.1	0.0
Google, Inc. Class A (sub. vtg.) (United States of America, Internet Software & Services)	1.1	1.2
General Dynamics Corp. (United States of America, Aerospace & Defense)	1.1	1.1
	13.7
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.5	23.8
Consumer Discretionary	13.5	12.2
Industrials	12.8	9.8
Information Technology	12.7	12.0
Health Care	9.8	10.1
Consumer Staples	8.8	10.6
Energy	7.6	7.1
Materials	5.5	3.8
Utilities	4.4	4.3
Telecommunication Services	3.9	4.0

Semiannual Report

Worldwide

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Argentina - 0.1%
Inversiones y Representaciones SA sponsored GDR (a)	92,200	$ 1,928,824
Australia - 3.8%
AMP Ltd.	146,900	1,311,426
Aristocrat Leisure Ltd.	169,300	2,333,880
AXA Asia Pacific Holdings Ltd.	251,900	1,545,917
Babcock & Brown Japan Property Trust	987,600	1,599,297
Babcock & Brown Ltd.	118,200	2,910,420
Billabong International Ltd.	19,100	261,716
Brambles Ltd. (a)	239,100	2,619,014
Cochlear Ltd.	48,300	2,545,026
Computershare Ltd.	412,100	3,576,287
CSL Ltd.	176,000	12,756,775
Downer EDI Ltd.	265,479	1,651,298
Energy Resources of Australia Ltd.	91,200	1,910,088
Macquarie Bank Ltd.	26,600	1,921,827
Macquarie Goodman Group unit	314,600	1,857,556
Mortgage Choice Ltd.	216,600	566,608
National Australia Bank Ltd.	143,800	5,113,528
Oxiana Ltd.	431,474	1,089,285
QBE Insurance Group Ltd.	127,400	3,264,967
Seek Ltd.	131,500	807,019
Woolworths Ltd.	153,603	3,609,937
WorleyParsons Ltd.	80,800	1,845,260
TOTAL AUSTRALIA		55,097,131
Austria - 0.1%
Austriamicrosystems AG (a)	11,400	781,016
Belgium - 0.1%
InBev SA	23,800	1,864,207
Bermuda - 1.1%
Allied World Assurance Co. Holdings Ltd.	71,100	3,151,152
Aquarius Platinum Ltd. (United Kingdom)	96,600	2,897,203
Endurance Specialty Holdings Ltd.	118,100	4,419,302
Lazard Ltd. Class A	70,400	3,812,160
Ports Design Ltd.	445,000	1,251,510
TOTAL BERMUDA		15,531,327
Brazil - 0.2%
Submarino SA	100,500	3,638,878
Canada - 1.8%
Cameco Corp.	88,200	4,108,424
Canadian Natural Resources Ltd.	78,200	4,660,013
Niko Resources Ltd.	14,900	1,188,080
Potash Corp. of Saskatchewan, Inc.	43,000	7,719,360
Suncor Energy, Inc.	46,800	3,754,879
Tenke Mining Corp. (a)	43,200	934,138
Western Oil Sands, Inc. Class A (a)	115,600	3,755,776
TOTAL CANADA		26,120,670

	Shares	Value
Cayman Islands - 0.6%
Foxconn International Holdings Ltd. (a)	528,100	$ 1,599,986
GlobalSantaFe Corp.	32,200	2,058,546
Lee & Man Paper Manufacturing Ltd.	815,500	2,303,923
Simcere Pharmaceutical Group sponsored ADR	13,800	229,080
Subsea 7, Inc. (a)	55,100	1,129,914
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	53,300	1,933,724
TOTAL CAYMAN ISLANDS		9,255,173
China - 0.4%
Focus Media Holding Ltd. ADR (a)	42,400	1,568,800
Jiangsu Expressway Co. Ltd. (H Shares)	1,708,000	1,460,715
Mindray Medical International Ltd. sponsored ADR	60,800	1,399,008
Nine Dragons Paper (Holdings) Ltd.	697,000	1,420,276
TOTAL CHINA		5,848,799
Cyprus - 0.1%
Marfin Popular Bank Public Co.	166,249	1,910,190
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	38,900	1,901,510
Denmark - 0.5%
Novo Nordisk AS Series B	19,100	1,878,585
Vestas Wind Systems AS (a)	74,000	4,865,746
TOTAL DENMARK		6,744,331
Finland - 0.5%
Citycon Oyj	54,200	436,372
Nokia Corp. sponsored ADR	183,100	4,623,275
Wartsila Corp. (B Shares)	28,500	1,923,943
TOTAL FINLAND		6,983,590
France - 5.6%
Air France KLM (Reg.)	37,200	1,907,678
Alcatel-Lucent SA	75,500	1,000,375
Alstom SA (a)	24,500	3,677,597
April Group (d)	9,400	497,697
AXA SA	101,100	4,656,666
BNP Paribas SA	26,882	3,141,914
Business Objects SA sponsored ADR (a)	29,300	1,099,043
Cap Gemini SA (d)	29,000	2,209,779
CNP Assurances (d)	13,900	1,782,038
Electricite de France	42,300	3,700,017
Gaz de France	51,800	2,445,745
Geodis SA	4,900	1,124,743
Groupe Danone	15,300	2,529,416
Icade SA (d)	37,200	2,855,933
L'Oreal SA	16,100	1,936,002
Louis Vuitton Moet Hennessy (LVMH)	22,700	2,663,043
Neopost SA	16,700	2,434,074
Neuf Cegetel	41,800	1,711,208
Orpea (a)	18,000	1,857,930
Common Stocks - continued
	Shares	Value
France - continued
Pinault Printemps-Redoute SA	10,100	$ 1,763,328
Remy Cointreau SA	20,700	1,518,288
Renault SA	25,500	3,330,798
Schneider Electric SA	12,700	1,803,577
Schneider Electric SA (New)	782	106,829
Sechilienne-Sidec	12,200	764,981
Societe Generale Series A	11,985	2,559,515
Suez SA (France) (d)	61,300	3,511,626
Total SA Series B	115,796	8,533,007
Vallourec SA	5,500	1,516,071
Veolia Environnement	46,100	3,831,101
Vinci SA	41,400	6,697,416
Vivendi Universal SA (d)	70,196	2,910,084
TOTAL FRANCE		82,077,519
GEORGIA - 0.0%
Bank of Georgia unit (a)	15,100	520,950
Germany - 5.0%
Allianz AG (Reg.) (d)	37,900	8,621,447
Bayer AG	109,900	7,514,962
Bilfinger Berger AG	16,500	1,565,080
Continental AG	15,000	2,097,663
DaimlerChrysler AG (Reg.)	30,700	2,471,657
Deutsche Boerse AG	18,500	4,356,042
E.ON AG	64,400	9,685,116
Hochtief AG	28,700	3,035,212
KarstadtQuelle AG (a)(d)	77,400	2,989,047
Linde AG	25,614	2,878,019
MAN AG	15,000	2,014,764
MTU Aero Engines Holding AG	22,200	1,302,647
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	23,800	4,257,473
Q-Cells AG	30,200	2,196,542
SGL Carbon AG (a)	41,600	1,633,197
Siemens AG:
(Reg.)	59,300	7,173,521
sponsored ADR	40,500	4,899,285
SolarWorld AG	34,400	2,917,930
Wincor Nixdorf AG	16,600	1,635,047
TOTAL GERMANY		73,244,651
Greece - 0.1%
EFG Eurobank Ergasias SA	25,900	1,085,034
Hong Kong - 0.7%
Chaoda Modern Agriculture (Holdings) Ltd.	858,000	712,939
Esprit Holdings Ltd.	430,600	5,256,892
Li & Fung Ltd.	720,100	2,264,538
Television Broadcasts Ltd.	214,000	1,418,450
TOTAL HONG KONG		9,652,819

	Shares	Value
India - 1.2%
Bharat Heavy Electricals Ltd.	33,257	$ 2,015,798
Bharti Airtel Ltd. (a)	82,847	1,640,666
Infosys Technologies Ltd.	63,538	3,174,733
IVRCL Infrastructures & Projects Ltd.	35,500	277,418
Jain Irrigation Systems Ltd.	234,810	2,480,250
Larsen & Toubro Ltd.	78,953	3,266,994
Nagarjuna Construction Co. Ltd.	439,252	1,920,958
Pantaloon Retail India Ltd.	33,537	344,914
Satyam Computer Services Ltd.	199,900	2,304,853
TOTAL INDIA		17,426,584
Indonesia - 0.1%
PT Perusahaan Gas Negara Tbk Series B	1,091,000	1,260,999
Ireland - 0.4%
Allied Irish Banks PLC	81,700	2,479,187
Paddy Power PLC (Ireland)	43,200	1,206,721
Ryanair Holdings PLC sponsored ADR (a)	62,500	2,916,875
TOTAL IRELAND		6,602,783
Israel - 0.2%
Israel Chemicals Ltd.	260,900	2,007,272
Nice Systems Ltd. sponsored ADR	44,200	1,619,930
TOTAL ISRAEL		3,627,202
Italy - 1.4%
AEM SpA	477,500	1,880,507
Edison Spa	626,500	1,890,232
ENI Spa	71,051	2,353,209
Fiat Spa	164,900	4,898,741
Impregilo Spa (a)	226,300	1,849,457
Pirelli & C. Real Estate Spa	15,000	1,147,287
Prysmian SPA	43,900	898,589
Unicredito Italiano Spa	587,300	6,074,836
TOTAL ITALY		20,992,858
Japan - 8.7%
Aeon Mall Co. Ltd. (d)	54,000	1,807,450
Asahi Glass Co. Ltd.	128,000	1,722,037
Asics Corp.	154,000	1,939,407
Bank of Yokohama Ltd.	176,000	1,288,663
Canon, Inc.	141,350	7,943,870
Casio Computer Co. Ltd.	61,800	1,247,650
Chiba Bank Ltd.	150,000	1,239,960
Chugai Pharmaceutical Co. Ltd.	105,300	2,685,410
East Japan Railway Co.	205	1,662,545
Fanuc Ltd.	12,600	1,234,041
Fujifilm Holdings Corp.	53,900	2,203,971
Honda Motor Co. Ltd.	97,800	3,367,254
Japan Tobacco, Inc.	532	2,598,768
Kawasaki Kisen Kaisha Ltd.	149,000	1,618,464
Keyence Corp.	5,400	1,200,514
Konica Minolta Holdings, Inc.	69,000	944,238
Kubota Corp.	218,000	2,060,585
Common Stocks - continued
	Shares	Value
Japan - continued
Leopalace21 Corp.	22,400	$ 734,510
Mitsubishi Estate Co. Ltd.	127,600	3,956,544
Mitsubishi UFJ Financial Group, Inc.	76	794,200
Mitsui & Co. Ltd.	167,000	3,003,311
Mitsui Fudosan Co. Ltd.	145,000	4,233,022
Mizuho Financial Group, Inc.	699	4,206,924
Murata Manufacturing Co. Ltd.	41,700	3,073,434
Namco Bandai Holdings, Inc.	119,400	1,940,536
NGK Insulators Ltd.	127,000	2,772,235
Nintendo Co. Ltd.	41,400	12,933,861
Nippon Building Fund, Inc.	100	1,616,626
Nippon Electric Glass Co. Ltd.	55,000	941,423
Nippon Steel Corp.	300,000	1,935,728
Nomura Holdings, Inc.	184,200	3,547,692
NSK Ltd.	245,000	2,371,271
NTT DoCoMo, Inc.	1,555	2,645,055
ORIX Corp.	28,000	7,466,822
Sony Corp. sponsored ADR	51,400	2,737,564
Sumco Corp.	56,800	2,468,520
Sumitomo Corp.	120,000	2,055,517
Sumitomo Electric Industries Ltd.	118,800	1,680,245
Sumitomo Metal Industries Ltd.	272,100	1,381,740
Sumitomo Mitsui Financial Group, Inc.	120	1,048,460
Sumitomo Trust & Banking Co. Ltd.	163,200	1,593,991
T&D Holdings, Inc.	33,200	2,102,874
Takeda Pharamaceutical Co. Ltd.	58,500	3,792,882
The Sumitomo Warehouse Co. Ltd.	27,000	208,449
Tokuyama Corp.	223,300	3,348,259
Toyo Tanso Co. Ltd. (d)	6,900	732,420
Toyota Motor Corp.	170,300	10,338,913
TOTAL JAPAN		128,427,855
Korea (South) - 1.1%
Korean Reinsurance Co.	62,950	800,864
LG Household & Health Care Ltd.	61,490	8,187,000
NHN Corp.	17,547	2,744,638
Samsung Fire & Marine Insurance Co. Ltd.	13,800	2,446,228
Shinhan Financial Group Co. Ltd.	25,816	1,447,761
TOTAL KOREA (SOUTH)		15,626,491
Luxembourg - 0.3%
Acergy SA	75,000	1,605,750
SES SA FDR unit	106,828	2,099,196
TOTAL LUXEMBOURG		3,704,946
Malaysia - 0.2%
DiGi.com BHD	29,300	174,670
Gamuda BHD	827,400	1,898,039
IJM Corp. BHD	570,700	1,450,932
TOTAL MALAYSIA		3,523,641

	Shares	Value
Mexico - 0.3%
America Movil SA de CV Series L sponsored ADR	70,000	$ 3,677,100
Urbi, Desarrollos Urbanos, SA de CV (a)	277,300	1,158,592
TOTAL MEXICO		4,835,692
Netherlands - 1.9%
ABN-AMRO Holding NV	58,600	2,839,170
Arcelor Mittal	41,500	2,216,930
Arcelor Mittal (Class A)	46,400	2,512,436
CNH Global NV	45,800	1,982,682
Heineken NV (Bearer)	52,300	2,777,130
ING Groep NV (Certificaten Van Aandelen)	91,100	4,155,071
Koninklijke KPN NV	77,900	1,328,779
Koninklijke Numico NV	29,400	1,627,236
Koninklijke Philips Electronics NV	89,900	3,689,496
Nutreco Holding NV	41,700	3,096,137
SBM Offshore NV	45,200	1,632,051
TOTAL NETHERLANDS		27,857,118
Norway - 0.8%
Aker Kvaerner ASA	98,250	2,340,937
Hafslund ASA (B Shares)	45,400	1,117,963
Marine Harvest ASA (a)	2,425,500	2,625,556
ProSafe ASA	51,100	796,223
Renewable Energy Corp. AS	74,000	2,139,411
Telenor ASA	132,500	2,477,707
TOTAL NORWAY		11,497,797
Russia - 0.2%
Magma OJSC sponsored GDR (a)(e)	87,800	1,110,670
OAO Gazprom sponsored ADR	44,600	1,752,780
TOTAL RUSSIA		2,863,450
Singapore - 0.2%
Keppel Corp. Ltd.	76,000	1,070,563
Singapore Exchange Ltd.	376,000	1,831,490
TOTAL SINGAPORE		2,902,053
Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	157,800	3,777,732
Banco Santander Central Hispano SA	343,700	6,186,282
Grupo Ferrovial SA	16,500	1,803,524
Inditex SA	58,600	3,628,837
Sol Melia SA	96,600	2,364,857
Telefonica SA	224,600	5,064,730
TOTAL SPAIN		22,825,962
Sweden - 0.9%
Hennes & Mauritz AB (H&M) (B Shares) (d)	49,400	3,292,252
Modern Times Group AB (MTG) (B Shares)	68,500	4,033,502
Common Stocks - continued
	Shares	Value
Sweden - continued
Scania AB (B Shares) (d)	38,400	$ 3,696,882
Swedbank AB (A Shares) (d)	48,100	1,873,830
TOTAL SWEDEN		12,896,466
Switzerland - 7.8%
ABB Ltd.:
(Reg.)	13,388	271,562
sponsored ADR	1,636,300	32,660,546
Actelion Ltd. (Reg.) (a)	17,472	4,166,027
BB Biotech AG	23,140	1,933,043
Compagnie Financiere Richemont unit	33,452	2,031,464
Credit Suisse Group (Reg.)	87,398	6,860,743
EFG International	25,800	1,164,135
Julius Baer Holding AG (Bearer)	228,170	16,038,112
Lindt & Spruengli AG (participation certificate)	1,255	3,480,772
Nestle SA:
(Reg.)	21,598	8,583,045
sponsored ADR	34,800	3,457,380
Nobel Biocare Holding AG (Switzerland)	4,389	1,589,757
Novartis AG sponsored ADR	46,100	2,677,949
Phonak Holding AG	38,927	3,464,547
Roche Holding AG (participation certificate)	58,892	11,101,142
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	932	1,190,608
Swiss Life Holding	6,341	1,645,820
Tecan Group AG	18,800	1,400,836
The Swatch Group AG (Reg.)	79,346	4,641,135
UBS AG (NY Shares)	63,690	4,133,481
Zurich Financial Services AG (Reg.)	7,185	2,099,851
TOTAL SWITZERLAND		114,591,955
Taiwan - 0.6%
Gemtek Technology Corp.	568,000	1,462,815
Hon Hai Precision Industry Co. Ltd. (Foxconn)	459,614	3,055,770
PixArt Imaging, Inc.	115,000	1,397,998
Shin Kong Financial Holding Co. Ltd.	708,345	659,113
Siliconware Precision Industries Co. Ltd.	817,000	1,569,480
Wistron Corp.	894,000	1,336,351
TOTAL TAIWAN		9,481,527
United Kingdom - 8.4%
Anglo American PLC (United Kingdom)	65,700	3,506,102
AstraZeneca PLC sponsored ADR	35,800	1,944,298
Autonomy Corp. PLC (a)	219,600	3,317,244
Aviva PLC	131,000	2,070,540
BAE Systems PLC	272,500	2,489,965
Barclays PLC	180,500	2,619,055
BG Group PLC	97,500	1,414,336
BG Group PLC sponsored ADR	13,800	992,634
BHP Billiton PLC	280,100	6,322,919
BP PLC	307,175	3,446,504

	Shares	Value
BP PLC sponsored ADR	6,500	$ 437,580
British American Tobacco PLC	146,400	4,557,432
British Land Co. PLC	91,100	2,683,068
Burberry Group PLC	116,100	1,613,346
Capita Group PLC	92,400	1,308,024
Clipper Windpower PLC (a)	201,800	3,540,616
GlaxoSmithKline PLC sponsored ADR	23,000	1,328,940
HBOS plc	143,700	3,111,686
HSBC Holdings PLC (Hong Kong) (Reg.)	93,152	1,720,704
Informa PLC	92,800	1,102,161
International Power PLC	485,900	4,277,173
Investec PLC	196,100	2,801,498
John Wood Group PLC	205,000	1,154,857
KKR Private Equity Investors, LP	149,300	3,642,920
Man Group plc	204,100	2,305,696
Marks & Spencer Group PLC	224,300	3,327,697
N Brown Group PLC	283,700	1,701,732
National Grid PLC	102,900	1,618,172
Next PLC	66,200	3,109,221
Pearson PLC	156,100	2,688,863
Punch Taverns Ltd.	58,700	1,530,475
Reckitt Benckiser PLC	91,600	5,038,446
Renovo Group PLC	764,000	2,749,644
Rio Tinto PLC sponsored ADR	10,200	2,488,800
Rolls-Royce Group PLC	254,026	2,436,709
Royal Bank of Scotland Group PLC	130,400	5,032,056
Royal Dutch Shell PLC Class B	222,800	7,877,094
Shire PLC	137,300	3,198,632
SSL International PLC	143,900	1,253,744
Tesco PLC	772,243	7,118,122
Vodafone Group PLC	1,594,200	4,580,137
Vodafone Group PLC sponsored ADR	56,712	1,629,336
Xstrata PLC	42,700	2,254,794
TOTAL UNITED KINGDOM		123,342,972
United States of America - 41.6%
AES Corp. (a)	313,700	6,898,263
Agilent Technologies, Inc. (a)	90,900	3,124,233
Allergan, Inc.	84,700	10,265,640
American International Group, Inc.	166,300	11,626,033
American Superconductor Corp. (a)(d)	64,700	934,268
American Tower Corp. Class A (a)	283,800	10,784,400
Amphenol Corp. Class A	107,200	3,763,792
Amylin Pharmaceuticals, Inc. (a)	94,200	3,893,286
Apple, Inc. (a)	176,000	17,564,800
Applied Materials, Inc.	173,400	3,332,748
Astoria Financial Corp.	64,700	1,718,432
AT&T, Inc.	556,600	21,551,552
Avon Products, Inc.	300,900	11,975,820
Bank of America Corp.	124,100	6,316,690
BioMimetic Therapeutics, Inc.	6,200	116,188
Brookdale Senior Living, Inc.	28,200	1,280,562
C.R. Bard, Inc.	116,800	9,709,584
Casual Male Retail Group, Inc. (a)	541,200	6,229,212
Common Stocks - continued
	Shares	Value
United States of America - continued
Celgene Corp. (a)	82,500	$ 5,045,700
Centex Corp.	46,200	2,068,374
Cerner Corp. (a)	120,700	6,426,068
Cisco Systems, Inc. (a)	479,400	12,819,156
Coach, Inc. (a)	91,900	4,487,477
Cognizant Technology Solutions Corp. Class A (a)	208,400	18,630,960
Commerce Bancorp, Inc.	114,300	3,822,192
Constellation Energy Group, Inc.	42,600	3,796,512
CyberSource Corp. (a)	417,500	5,306,425
DynCorp International, Inc. Class A	249,600	3,744,000
EOG Resources, Inc.	4,800	352,512
Estee Lauder Companies, Inc. Class A	64,600	3,321,732
Exelixis, Inc. (a)	149,200	1,602,408
Exxon Mobil Corp.	281,900	22,377,222
Federated Department Stores, Inc.	497,700	21,858,984
Fluor Corp.	15,800	1,510,796
FormFactor, Inc. (a)	154,200	6,366,918
FPL Group, Inc.	151,400	9,745,618
Fuel Tech, Inc. (a)	149,800	3,765,972
General Dynamics Corp.	204,600	16,061,100
General Growth Properties, Inc.	65,500	4,182,175
Gilead Sciences, Inc. (a)	71,000	5,802,120
Google, Inc. Class A (sub. vtg.) (a)	34,500	16,262,610
Granite Construction, Inc.	42,000	2,530,080
Greenhill & Co., Inc.	45,900	2,903,175
Health Net, Inc. (a)	66,700	3,605,802
Hittite Microwave Corp. (a)	40,500	1,829,790
Hudson City Bancorp, Inc.	928,500	12,367,620
Inverness Medical Innovations, Inc. (a)	175,001	7,008,790
Janus Capital Group, Inc.	325,800	8,151,516
JCPenney Co., Inc.	156,700	12,393,403
KB Home	40,300	1,777,633
Kroger Co.	161,600	4,768,816
Lennar Corp. Class A	62,150	2,654,427
Macquarie Infrastructure Co. Trust	10,100	430,058
Marathon Oil Corp.	17,600	1,787,280
Mastercard, Inc. Class A	38,800	4,333,184
Merck & Co., Inc.	346,400	17,818,816
Molson Coors Brewing Co. Class B	43,400	4,091,752
Monsanto Co.	221,200	13,048,588
Morgan Stanley	139,800	11,744,598
National Oilwell Varco, Inc. (a)	94,504	8,018,664
Nautilus, Inc. (d)	382,900	5,287,849
Northern Trust Corp.	191,900	12,080,105
Peabody Energy Corp.	74,100	3,555,318
PepsiCo, Inc.	197,800	13,072,602
Petrohawk Energy Corp. (a)	209,500	3,027,275

	Shares	Value
Procter & Gamble Co.	221,800	$ 14,263,958
Quanta Services, Inc. (a)	184,100	5,060,909
Quicksilver Resources, Inc. (a)	56,900	2,381,834
Ralcorp Holdings, Inc. (a)	73,000	4,804,130
Ryland Group, Inc.	36,800	1,630,240
Safeway, Inc.	169,200	6,141,960
Service Corp. International	517,500	6,287,625
St. Jude Medical, Inc. (a)	83,800	3,585,802
State Street Corp.	123,400	8,498,558
Sun Microsystems, Inc. (a)	3,127,600	16,326,072
Sunoco, Inc.	41,100	3,104,283
Sunpower Corp. Class A (a)	34,800	2,111,664
Time Warner, Inc.	363,400	7,496,942
Titanium Metals Corp.	341,640	11,796,829
Tyson Foods, Inc. Class A	86,200	1,806,752
U.S. Bancorp, Delaware	149,800	5,145,630
UDR, Inc.	124,500	3,739,980
Under Armour, Inc. Class A (sub. vtg.) (a)	33,300	1,681,650
URS Corp. (a)	65,800	2,875,460
Valero Energy Corp.	150,100	10,541,523
ValueClick, Inc. (a)	70,300	2,010,580
Wachovia Corp.	50,900	2,826,986
Washington Group International, Inc. (a)	51,600	3,453,072
Weight Watchers International, Inc.	153,600	7,371,264
Wells Fargo & Co.	142,600	5,117,914
Wendy's International, Inc.	55,700	2,099,890
TOTAL UNITED STATES OF AMERICA		610,891,182
TOTAL COMMON STOCKS (Cost $1,158,777,848)		1,449,366,152
Nonconvertible Preferred Stocks - 0.8%

Germany - 0.7%
Fresenius AG (non-vtg.)	36,200	3,065,672
Hugo Boss AG (non-vtg.)	49,000	3,045,719
Porsche AG (non-vtg.)	1,371	2,308,088
ProSiebenSat.1 Media AG	71,700	2,622,161
TOTAL GERMANY		11,041,640
Italy - 0.1%
Intesa Sanpaolo Spa	109,800	890,308
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	16,068,419	32,128
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,240,647)		11,964,076
Government Obligations - 0.0%
	Principal Amount	Value
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.05% to 5.11% 5/3/07 (Cost $104,956)	$ 105,000	$ 104,974
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	8,804,240	8,804,240
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	35,354,730	35,354,730
TOTAL MONEY MARKET FUNDS (Cost $44,158,970)		44,158,970
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,211,282,421)		1,505,594,172
NET OTHER ASSETS - (2.5)%		(36,181,767)
NET ASSETS - 100%		$ 1,469,412,405
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,110,670 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 339,484
Fidelity Securities Lending Cash Central Fund	95,759
Total	$ 435,243

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $33,485,685) - See accompanying schedule: Unaffiliated issuers (cost $1,167,123,451)	$ 1,461,435,202
Fidelity Central Funds (cost $44,158,970)	44,158,970
Total Investments (cost $1,211,282,421)		$ 1,505,594,172
Cash		1,806,664
Foreign currency held at value (cost $2,006)		2,006
Receivable for investments sold		30,620,229
Receivable for fund shares sold		1,721,468
Dividends receivable		3,303,986
Distributions receivable from Fidelity Central Funds		42,111
Prepaid expenses		4,107
Other receivables		320,595
Total assets		1,543,415,338

Liabilities
Payable for investments purchased	$ 31,115,136
Payable for fund shares redeemed	6,249,475
Accrued management fee	846,577
Other affiliated payables	321,141
Other payables and accrued expenses	115,874
Collateral on securities loaned, at value	35,354,730
Total liabilities		74,002,933

Net Assets		$ 1,469,412,405
Net Assets consist of:
Paid in capital		$ 1,101,383,457
Undistributed net investment income		4,185,317
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		69,444,601
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		294,399,030
Net Assets, for 67,711,064 shares outstanding		$ 1,469,412,405
Net Asset Value, offering price and redemption price per share ($1,469,412,405 ÷ 67,711,064 shares)		$ 21.70

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 11,981,248
Interest		3,606
Income from Fidelity Central Funds (including $95,759 from security lending)		435,243
		12,420,097
Less foreign taxes withheld		(652,761)
Total income		11,767,336

Expenses
Management fee Basic fee	$ 4,959,271
Performance adjustment	(305,788)
Transfer agent fees	1,574,008
Accounting and security lending fees	312,060
Custodian fees and expenses	177,291
Independent trustees' compensation	2,189
Registration fees	24,052
Audit	46,460
Legal	17,488
Miscellaneous	4,511
Total expenses before reductions	6,811,542
Expense reductions	(318,398)	6,493,144
Net investment income (loss)		5,274,192
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	72,241,053
Foreign currency transactions	147,404
Futures contracts	(187,513)
Total net realized gain (loss)		72,200,944
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $112,720)	100,505,113
Assets and liabilities in foreign currencies	37,691
Total change in net unrealized appreciation (depreciation)		100,542,804
Net gain (loss)		172,743,748
Net increase (decrease) in net assets resulting from operations		$ 178,017,940

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Worldwide
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,274,192	$ 11,004,832
Net realized gain (loss)	72,200,944	190,489,131
Change in net unrealized appreciation (depreciation)	100,542,804	41,357,609
Net increase (decrease) in net assets resulting from operations	178,017,940	242,851,572
Distributions to shareholders from net investment income	(10,242,312)	(6,174,286)
Distributions to shareholders from net realized gain	(160,260,858)	(64,208,386)
Total distributions	(170,503,170)	(70,382,672)
Share transactions Proceeds from sales of shares	121,042,719	204,091,203
Reinvestment of distributions	166,220,804	68,541,602
Cost of shares redeemed	(153,603,074)	(297,960,894)
Net increase (decrease) in net assets resulting from share transactions	133,660,449	(25,328,089)
Redemption fees	18,006	34,454
Total increase (decrease) in net assets	141,193,225	147,175,265

Net Assets
Beginning of period	1,328,219,180	1,181,043,915
End of period (including undistributed net investment income of $4,185,317 and undistributed net investment income of $10,732,638, respectively)	$ 1,469,412,405	$ 1,328,219,180
Other Information Shares
Sold	5,799,853	9,990,392
Issued in reinvestment of distributions	8,382,290	3,551,377
Redeemed	(7,346,469)	(14,660,695)
Net increase (decrease)	6,835,674	(1,118,926)

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 21.82	$ 19.05	$ 16.72	$ 15.30	$ 11.91	$ 13.48
Income from Investment Operations
Net investment income (loss) D	.08	.17	.15 G	.05 H	.04	.03
Net realized and unrealized gain (loss)	2.63	3.74	2.30	1.44	3.37	(1.60)
Total from investment operations	2.71	3.91	2.45	1.49	3.41	(1.57)
Distributions from net investment income	(.17)	(.10)	(.10)	(.07)	(.02)	-
Distributions from net realized gain	(2.66)	(1.04)	(.02)	-	-	-
Total distributions	(2.83)	(1.14)	(.12)	(.07)	(.02)	-
Redemption fees added to paid in capital D	- J	-J	-J	-J	- J	- J
Net asset value, end of period	$ 21.70	$ 21.82	$ 19.05	$ 16.72	$ 15.30	$ 11.91
Total Return B, C	13.64%	21.31%	14.71%	9.77%	28.68%	(11.65)%
Ratios to Average Net Assets E, I
Expenses before reductions	.98% A	1.08%	1.07%	1.23%	1.31%	1.24%
Expenses net of fee waivers, if any	.98% A	1.08%	1.07%	1.23%	1.31%	1.24%
Expenses net of all reductions	.93% A	1.02%	1.01%	1.19%	1.28%	1.20%
Net investment income (loss)	.76% A	.85%	.82% G	.29% H	.28%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,469,412	$ 1,328,219	$ 1,181,044	$ 1,064,162	$ 849,087	$ 647,789
Portfolio turnover rate F	117% A	205%	93%	95%	106%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been ..60%. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .25%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited, except as indicated)

1. Organization.

Fidelity Global Balanced Fund, Fidelity Diversified International Fund, Fidelity Aggressive International Fund, Fidelity Overseas Fund and Fidelity Worldwide Fund (the Funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Fidelity Diversified International Fund is currently closed to most new accounts. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fidelity Diversified International Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited, except as indicated) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Overseas and Diversified International, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Balanced	$ 301,813,642	$ 34,857,811	$ (2,835,260)	$ 32,022,551
Diversified International	42,303,188,406	15,607,687,644	(346,633,641)	15,261,054,003
Aggressive International	565,455,671	62,782,166	(8,442,665)	54,339,501
Overseas	7,652,646,574	1,727,206,520	(62,685,631)	1,664,520,889
Worldwide	1,212,558,269	304,584,783	(11,548,880)	293,035,903

Short-Term Trading (Redemption) Fees. Shares held in the Funds less than 30 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Forward Foreign Currency Contracts. Diversified International Fund and Aggressive International Fund generally use foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Funds' currency exposure. Contracts to sell generally are used to hedge the Funds' investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Funds' Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Funds have committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Funds have acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. Certain Funds may use futures contracts to manage their exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in each applicable fund's Schedule of Investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Global Balanced	251,029,896	197,173,184
Diversified International	15,730,180,127	13,795,277,007
Aggressive International	313,704,850	370,857,303
Overseas	3,672,837,912	3,299,736,679
Worldwide	805,171,948	814,505,917

Diversified International realized a loss on the sale of an investment not meeting the investment restrictions of the fund. The loss was fully reimbursed by the Fund's investment advisor.

Semiannual Report

Notes to Financial Statements (Unaudited, except as indicated) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Diversified International, Aggressive International, Overseas and Worldwide is subject to a performance adjustment (up to a maximum ±20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each Fund's relative investment performance as compared to an appropriate benchmark index. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Global Balanced	.45%	.26%	.71%
Diversified International	.45%	.26%	.67%
Aggressive International	.45%	.26%	.45%
Overseas	.45%	.26%	.58%
Worldwide	.45%	.26%	.67%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Global Balanced	.24%
Diversified International	.21%
Aggressive International	.26%
Overseas	.23%
Worldwide	.23%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Global Balanced	$ 1,102
Diversified International	4,534
Aggressive International	2
Overseas	1,522
Worldwide	4,210

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Global Balanced	$ 343
Diversified International	57,116
Aggressive International	577
Overseas	9,288
Worldwide	1,681

During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction

Global Balanced	$ 22,731	$ -	$ 8,067
Diversified International	5,233,462	40,215	1,754,454
Aggressive International	255,852	1,215	8,119
Overseas	2,026,569	3,653	347,699
Worldwide	256,491	2,307	39,473

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom Funds were the owners of record, in the aggregate of approximately 27% of the total outstanding shares of Overseas.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

On April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fidelity Global Balanced Fund will reorganize into Fidelity Charles Street Trust, effective on or about June 29, 2007. The reorganization will not impact the Fidelity Global Balanced Fund's investment strategies or FMR's management of the Fidelity Global Balanced Fund. All legal and other expenses associated with the reorganization will be paid by FMR.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity Diversified International Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Diversified International Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments as of April 30, 2007, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2007 and for the year ended October 31, 2006, and the financial highlights for the six months ended April 30, 2007 and for each of the five years in the period ended October 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Diversified International Fund as of April 30, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30,2007 and for the year ended October 31, 2006, and the financial highlights for the six months ended April 30, 2007 and for each of the five years in the period ended October 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 15, 2007

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global Balanced Fund

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in July 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited
Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodians

Brown Brothers Harriman & Co.
Boston, MA

Global Balanced Fund

JPMorgan Chase Bank
New York, NY

Aggressive International Fund, Diversified International Fund,
Overseas Fund, Worldwide Fund

Corporate Headquarters

82 Devonshire Street
Boston, MA 02109
1-800-544-8888

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IBD-USAN-0607
1.784910.104

Fidelity's

Targeted International Equity

Funds®

Fidelity® Canada Fund

Fidelity China Region Fund

Fidelity Emerging Markets Fund

Fidelity Europe Fund

Fidelity Europe Capital Appreciation Fund

Fidelity Japan Fund

Fidelity Japan Smaller Companies Fund

Fidelity Latin America Fund

Fidelity Nordic Fund

Fidelity Pacific Basin Fund

Fidelity Southeast Asia Fund

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Note to Shareholders	<Click Here>	An explanation of the changes to the fund
Shareholder Expense Example	<Click Here>	An example of Shareholder Expenses
Canada Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
China Region Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Emerging Markets Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Europe Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Europe Capital Appreciation Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Japan Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Japan Smaller Companies Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Latin America Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Nordic Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Pacific Basin Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Southeast Asia Fund	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes to Financial Statements	<Click Here>	Notes to Financial Statements

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view each fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Note to Shareholders:

Europe and Nordic

The proposal to merge Fidelity Nordic Fund into Fidelity Europe Fund was not approved by shareholders at the shareholder meeting on June 20, 2007. The in-favor votes failed to exceed the 66.67% threshold required to approve the merger. Nordic Fund, which had been closed to new investors pending shareholder consideration of the merger proposal, was reopened on June 21, 2007.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Canada
Actual	$ 1,000.00	$ 1,107.30	$ 5.02
HypotheticalA	$ 1,000.00	$ 1,020.03	$ 4.81
China Region
Actual	$ 1,000.00	$ 1,104.70	$ 5.74
HypotheticalA	$ 1,000.00	$ 1,019.34	$ 5.51
Emerging Markets
Actual	$ 1,000.00	$ 1,215.30	$ 5.88
HypotheticalA	$ 1,000.00	$ 1,019.49	$ 5.36
Europe
Actual	$ 1,000.00	$ 1,160.80	$ 5.79
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.41
Europe Capital Appreciation
Actual	$ 1,000.00	$ 1,192.40	$ 5.54
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.11
Japan
Actual	$ 1,000.00	$ 1,040.90	$ 5.26
HypotheticalA	$ 1,000.00	$ 1,019.64	$ 5.21
Japan Smaller Companies
Actual	$ 1,000.00	$ 929.80	$ 4.93
HypotheticalA	$ 1,000.00	$ 1,019.69	$ 5.16
Latin America
Actual	$ 1,000.00	$ 1,219.50	$ 5.61
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.11
Nordic
Actual	$ 1,000.00	$ 1,276.80	$ 6.10
HypotheticalA	$ 1,000.00	$ 1,019.44	$ 5.41
	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Pacific Basin
Actual	$ 1,000.00	$ 1,183.10	$ 6.50
HypotheticalA	$ 1,000.00	$ 1,018.84	$ 6.01
Southeast Asia
Actual	$ 1,000.00	$ 1,247.00	$ 6.46
HypotheticalA	$ 1,000.00	$ 1,019.04	$ 5.81

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Canada	.96%
China Region	1.10%
Emerging Markets	1.07%
Europe	1.08%
Europe Capital Appreciation	1.02%
Japan	1.04%
Japan Smaller Companies	1.03%
Latin America	1.02%
Nordic	1.08%
Pacific Basin	1.20%
Southeast Asia	1.16%

Semiannual Report

Canada

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Canada	96.5%
United States of America	3.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Canada	96.5%
United States of America	3.3%
Switzerland	0.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.7	96.9
Short-Term Investments and Net Other Assets	2.3	3.1
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Manulife Financial Corp. (Insurance)	5.0	4.5
Royal Bank of Canada (Commercial Banks)	4.7	4.4
Toronto-Dominion Bank (Commercial Banks)	4.5	4.6
Bank of Montreal (Commercial Banks)	3.8	3.5
Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	3.6	3.0
EnCana Corp. (Oil, Gas & Consumable Fuels)	3.2	2.7
Rogers Communications, Inc. Class B (non-vtg.) (Wireless Telecommunication Services)	3.1	2.8
Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3.1	2.7
TELUS Corp. (non-vtg.) (Diversified Telecommunication Services)	3.1	3.6
Canadian Imperial Bank of Commerce (Commercial Banks)	2.8	2.6
	36.9
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.7	28.7
Energy	26.8	26.7
Materials	9.5	8.7
Industrials	8.0	7.6
Consumer Discretionary	7.6	7.6
Telecommunication Services	6.6	6.4
Information Technology	5.9	7.3
Consumer Staples	3.6	3.7
Health Care	0.0	0.2

Semiannual Report

Canada

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.6%
Hotels, Restaurants & Leisure - 1.0%
Great Canadian Gaming Corp. (a)	750,000	$ 8,933,237
Tim Hortons, Inc.	750,000	23,647,500
		32,580,737
Media - 3.4%
Aeroplan Income Fund (e)	745,216	13,092,812
Aeroplan Income Fund (f)	31,800	558,699
Astral Media, Inc. Class A (non-vtg.)	200,000	7,802,505
Corus Entertainment, Inc. Class B (non-vtg.)	550,000	23,052,527
Quebecor, Inc. Class B (sub. vtg.)	900,000	32,427,246
Yellow Pages Income Fund (e)	2,600,000	32,936,301
		109,870,090
Multiline Retail - 0.6%
Canadian Tire Corp. Ltd. Class A (non-vtg.)	260,000	17,730,787
Specialty Retail - 0.2%
RONA, Inc. (a)	350,000	7,599,784
Textiles, Apparel & Luxury Goods - 2.4%
Gildan Activewear, Inc. Class A (a)	1,200,000	76,114,965
TOTAL CONSUMER DISCRETIONARY		243,896,363
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 3.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,550,000	33,097,576
Metro, Inc. Class A (sub. vtg.)	775,000	27,057,618
Shoppers Drug Mart Corp.	975,000	44,441,166
		104,596,360
Food Products - 0.3%
Saskatchewan Wheat Pool, Inc. rights 5/31/07 (a)(f)	1,273,500	9,248,049
TOTAL CONSUMER STAPLES		113,844,409
ENERGY - 26.8%
Energy Equipment & Services - 1.0%
CCS Income Trust (e)	540,000	17,685,377
CCS Income Trust (f)	135,000	4,476,830
CHC Helicopter Corp. Class A (sub. vtg.)	305,000	6,361,609
Savanna Energy Services Corp. (a)	140,000	2,743,490
		31,267,306
Oil, Gas & Consumable Fuels - 25.8%
AltaGas Income Trust	600,000	14,433,733
Cameco Corp.	1,700,000	79,187,314
Canadian Natural Resources Ltd.	1,660,000	98,920,984
Canadian Oil Sands Trust unit	800,000	21,738,895
Duvernay Oil Corp. (a)	325,000	11,566,357
EnCana Corp.	1,930,300	101,045,527
Galleon Energy, Inc. (a)(f)	100,000	1,459,591
Galleon Energy, Inc. Class A (a)	700,000	10,217,137

	Shares	Value
Highpine Oil & Gas Ltd. (a)	375,000	$ 4,459,861
Husky Energy, Inc.	700,000	53,387,693
Keyera Facilities Income Fund (e)	1,000,000	17,163,708
Nexen, Inc.	700,000	41,656,906
Niko Resources Ltd.	250,000	19,934,228
Niko Resources Ltd. (f)	20,000	1,594,738
Petro-Canada	550,000	24,454,906
Suncor Energy, Inc.	1,425,000	114,331,246
Talisman Energy, Inc.	3,700,000	70,206,325
TransCanada Corp.	2,150,000	76,651,500
Valero Energy Corp.	250,000	17,557,500
Western Oil Sands, Inc. Class A (a)	1,450,000	47,109,649
		827,077,798
TOTAL ENERGY		858,345,104
FINANCIALS - 29.7%
Capital Markets - 0.9%
Addenda Capital, Inc.	247,000	5,189,693
CI Financial Income Fund (e)	950,000	24,394,090
		29,583,783
Commercial Banks - 16.8%
Bank of Montreal	1,925,000	120,470,763
Canadian Imperial Bank of Commerce	1,000,000	88,025,948
National Bank of Canada	600,000	33,494,910
Royal Bank of Canada	2,917,500	151,986,530
Toronto-Dominion Bank	2,375,000	145,080,638
		539,058,789
Diversified Financial Services - 0.6%
TSX Group, Inc.	415,000	17,648,437
Insurance - 9.0%
ING Canada, Inc.	850,000	37,334,445
Manulife Financial Corp.	4,470,000	161,538,604
Power Corp. of Canada (sub. vtg.)	1,200,000	40,814,488
Sun Life Financial, Inc.	1,000,000	47,391,657
		287,079,194
Real Estate Management & Development - 2.4%
Brookfield Asset Management, Inc. Class A	975,000	56,713,217
Brookfield Properties Corp.	500,000	20,535,003
		77,248,220
TOTAL FINANCIALS		950,618,423
INDUSTRIALS - 8.0%
Aerospace & Defense - 2.1%
Bombardier, Inc. Class B (sub. vtg.)	7,307,100	30,086,897
CAE, Inc.	3,200,000	37,163,708
		67,250,605
Airlines - 0.1%
WestJet Airlines Ltd. (a)	193,200	2,894,780
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
Garda World Security Corp. (a)	440,000	$ 8,923,687
Construction & Engineering - 1.3%
SNC-Lavalin Group, Inc.	1,538,700	44,085,647
Road & Rail - 3.1%
Canadian National Railway Co.	1,750,000	87,681,323
TransForce Income Fund (e)	861,237	10,840,149
		98,521,472
Trading Companies & Distributors - 1.1%
Finning International, Inc.	700,000	34,687,810
TOTAL INDUSTRIALS		256,364,001
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 2.6%
Research In Motion Ltd. (a)	645,000	84,869,105
Electronic Equipment & Instruments - 0.2%
Miranda Technologies, Inc. (a)	513,700	4,855,134
Miranda Technologies, Inc. (a)(f)	186,300	1,760,778
		6,615,912
Internet Software & Services - 1.4%
Google, Inc. Class A (sub. vtg.) (a)	95,000	44,781,100
IT Services - 0.6%
CGI Group, Inc. Class A (sub. vtg.) (a)	1,300,000	11,595,639
Emergis, Inc. (a)	1,100,000	6,333,003
		17,928,642
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp. Class A (a)	325,000	10,578,750
Tundra Semiconductor Corp. Ltd. (a)	200,000	1,731,688
Tundra Semiconductor Corp. Ltd. (a)(f)	4,300	37,231
		12,347,669
Software - 0.7%
Cognos, Inc. (a)	200,000	8,622,000
MacDonald Dettwiler & Associates Ltd. (a)	300,000	13,384,990
		22,006,990
TOTAL INFORMATION TECHNOLOGY		188,549,418
MATERIALS - 9.5%
Chemicals - 2.5%
Potash Corp. of Saskatchewan, Inc.	440,000	78,988,801
Metals & Mining - 7.0%
Aber Diamond Corp.	400,000	14,455,356
Alcan, Inc.	1,300,000	76,542,932
Eldorado Gold Corp. (a)	1,300,000	7,531,309
Goldcorp, Inc.	700,000	16,990,720
IPSCO, Inc.	315,000	46,572,751
Meridian Gold, Inc. (a)	625,000	15,781,253
Shore Gold, Inc. (a)	2,000,000	9,928,822
Teck Cominco Ltd. Class B (sub. vtg.)	375,000	28,411,343

	Shares	Value
US Gold Corp. (a)	1,111,300	$ 6,556,670
US Gold Corp. warrants 2/22/11 (a)(g)	200,000	495,542
		223,266,698
TOTAL MATERIALS		302,255,499
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 3.5%
BCE, Inc.	384,900	12,966,403
TELUS Corp. (non-vtg.)	1,850,000	98,842,238
		111,808,641
Wireless Telecommunication Services - 3.1%
Rogers Communications, Inc. Class B (non-vtg.)	2,600,000	99,675,646
TOTAL TELECOMMUNICATION SERVICES		211,484,287
TOTAL COMMON STOCKS (Cost $2,166,568,244)		3,125,357,504
Government Obligations - 1.9%
Principal Amount (d)
Canadian Government Treasury Bills 4.1587% to 4.1809% 5/3/07 to 7/26/07 (Cost $57,820,148)	CAD	$ 67,900,000	60,999,758
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	13,450,431	13,450,431
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	150,016,250	150,016,250
TOTAL MONEY MARKET FUNDS (Cost $163,466,681)		163,466,681
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $2,387,855,073)		3,349,823,943
NET OTHER ASSETS - (4.7)%		(149,575,227)
NET ASSETS - 100%		$ 3,200,248,716
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,135,916 or 0.6% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $495,542 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 98,359
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 441,411
Fidelity Securities Lending Cash Central Fund	2,119,284
Total	$ 2,560,695
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
WestJet Airlines Ltd.	$ 3,582,328	$ 281,310	$ 2,320,094	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $143,393,657) - See accompanying schedule: Unaffiliated issuers (cost $2,224,388,392)	$ 3,186,357,262
Fidelity Central Funds (cost $163,466,681)	163,466,681
Total Investments (cost $2,387,855,073)		$ 3,349,823,943
Cash		32,031
Foreign currency held at value (cost $2,242,459)		2,247,669
Receivable for investments sold Regular delivery		11,568,869
Delayed delivery		278,178
Receivable for fund shares sold		9,560,018
Dividends receivable		2,378,570
Distributions receivable from Fidelity Central Funds		58,946
Prepaid expenses		9,147
Other receivables		397,786
Total assets		3,376,355,157

Liabilities
Payable for investments purchased	$ 17,283,629
Payable for fund shares redeemed	6,357,076
Accrued management fee	1,709,770
Other affiliated payables	656,633
Other payables and accrued expenses	83,083
Collateral on securities loaned, at value	150,016,250
Total liabilities		176,106,441

Net Assets		$ 3,200,248,716
Net Assets consist of:
Paid in capital		$ 2,195,927,746
Undistributed net investment income		9,046,540
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		33,284,408
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		961,990,022
Net Assets, for 60,071,854 shares outstanding		$ 3,200,248,716
Net Asset Value, offering price and redemption price per share ($3,200,248,716 ÷ 60,071,854 shares)		$ 53.27

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 30,629,714
Interest		1,208,029
Income from Fidelity Central Funds (including $2,119,284 from security lending)		2,560,695
		34,398,438
Less foreign taxes withheld		(4,046,969)
Total income		30,351,469

Expenses
Management fee Basic fee	$ 10,886,938
Performance adjustment	(529,473)
Transfer agent fees	3,357,276
Accounting and security lending fees	660,635
Custodian fees and expenses	192,836
Independent trustees' compensation	4,642
Registration fees	44,389
Audit	40,114
Legal	22,396
Interest	22,649
Miscellaneous	9,846
Total expenses before reductions	14,712,248
Expense reductions	(260,836)	14,451,412
Net investment income (loss)		15,900,057
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,803,653
Other affiliated issuers	295,894
Foreign currency transactions	(292,538)
Total net realized gain (loss)		45,807,009
Change in net unrealized appreciation (depreciation) on: Investment securities	243,421,400
Assets and liabilities in foreign currencies	(10,824)
Total change in net unrealized appreciation (depreciation)		243,410,576
Net gain (loss)		289,217,585
Net increase (decrease) in net assets resulting from operations		$ 305,117,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Canada
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,900,057	$ 19,732,045
Net realized gain (loss)	45,807,009	70,228,167
Change in net unrealized appreciation (depreciation)	243,410,576	455,286,136
Net increase (decrease) in net assets resulting from operations	305,117,642	545,246,348
Distributions to shareholders from net investment income	(22,989,617)	(7,430,512)
Distributions to shareholders from net realized gain	(65,775,828)	(464,413)
Total distributions	(88,765,445)	(7,894,925)
Share transactions Proceeds from sales of shares	457,955,424	1,811,356,216
Reinvestment of distributions	85,654,202	7,617,749
Cost of shares redeemed	(696,989,315)	(943,205,518)
Net increase (decrease) in net assets resulting from share transactions	(153,379,689)	875,768,447
Redemption fees	348,955	1,291,008
Total increase (decrease) in net assets	63,321,463	1,414,410,878

Net Assets
Beginning of period	3,136,927,253	1,722,516,375
End of period (including undistributed net investment income of $9,046,540 and undistributed net investment income of $17,032,665, respectively)	$ 3,200,248,716	$ 3,136,927,253
Other Information Shares
Sold	9,202,918	39,925,341
Issued in reinvestment of distributions	1,757,370	181,418
Redeemed	(14,281,632)	(20,723,860)
Net increase (decrease)	(3,321,344)	19,382,899

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 49.48	$ 39.14	$ 31.87	$ 25.13	$ 17.52	$ 17.23
Income from Investment Operations
Net investment income (loss) F	.26	.34	.20	.10	.05	.02
Net realized and unrealized gain (loss)	4.91	10.15	7.12	6.74	7.58	.28
Total from investment operations	5.17	10.49	7.32	6.84	7.63	.30
Distributions from net investment income	(.36)	(.16)	(.08)	(.13)	(.04)	(.03)
Distributions from net realized gain	(1.03)	(.01)	-	-	-	-
Total distributions	(1.39)	(.17)	(.08)	(.13)	(.04)	(.03)
Redemption fees added to paid in capital F	.01	.02	.03	.03	.02	.02
Net asset value, end of period	$ 53.27	$ 49.48	$ 39.14	$ 31.87	$ 25.13	$ 17.52
Total Return B, C, D, E	10.73%	26.93%	23.11%	27.45%	43.75%	1.85%
Ratios to Average Net Assets G, I
Expenses before reductions	.96% A	1.00%	1.08%	1.20%	1.42%	1.52%
Expenses net of fee waivers, if any	.96% A	1.00%	1.08%	1.20%	1.42%	1.52%
Expenses net of all reductions	.95% A	.97%	1.04%	1.15%	1.37%	1.46%
Net investment income (loss)	1.04% A	.74%	.55%	.34%	.26%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,200,249	$ 3,136,927	$ 1,722,516	$ 413,319	$ 167,205	$ 77,251
Portfolio turnover rate H	24% A	50%	24%	47%	52%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Total returns do not include the effect of the former contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Hong Kong	47.4%
Taiwan	31.2%
China	8.2%
United Kingdom	6.6%
Cayman Islands	2.9%
United States of America	1.6%
Singapore	1.0%
Australia	0.6%
Bermuda	0.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Hong Kong	37.0%
Taiwan	27.6%
United States of America	12.0%
United Kingdom	11.7%
China	6.7%
Cayman Islands	3.6%
Singapore	0.8%
Australia	0.4%
Korea (South)	0.2%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	88.0
Short-Term Investments and Net Other Assets	1.6	12.0
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	6.4	5.1
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Electronic Equipment & Instruments)	5.2	4.6
China Mobile (Hong Kong) Ltd. (Wireless Telecommunication Services)	4.5	3.1
Li & Fung Ltd. (Distributors)	4.4	3.1
Cheung Kong Holdings Ltd. (Real Estate Management & Development)	3.9	3.5
Hutchison Whampoa Ltd. (Industrial Conglomerates)	3.7	3.3
HSBC Holdings PLC (Hong Kong) (Reg.) (Commercial Banks)	3.4	9.3
Bank of East Asia Ltd. (Commercial Banks)	3.0	2.4
Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	2.6	1.1
China Mengniu Dairy Co. Ltd. (Food Products)	2.6	1.1
	39.7
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.3	31.8
Information Technology	23.3	25.3
Consumer Discretionary	12.1	7.7
Telecommunication Services	6.5	4.2
Consumer Staples	5.9	3.7
Materials	4.8	2.4
Industrials	4.6	3.9
Energy	3.6	4.8
Utilities	3.3	4.2
Health Care	0.0	0.0

Semiannual Report

China Region

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.4%
Hota Industrial Manufacturing Co. Ltd.	2,332,000	$ 3,289,880
Distributors - 5.2%
China Resources Enterprise Ltd.	2,146,000	7,324,747
Li & Fung Ltd.	13,092,600	41,173,014
		48,497,761
Hotels, Restaurants & Leisure - 3.5%
Cafe de Coral Holdings Ltd.	4,574,000	8,361,493
eLong, Inc. sponsored ADR (a)	198,100	1,927,513
Hong Kong & Shanghai Hotels Ltd.	4,828,709	7,395,023
Mandarin Oriental International Ltd.	2,521,000	5,596,620
Shangri-La Asia Ltd.	4,106,000	10,077,941
		33,358,590
Household Durables - 0.3%
Basso Industry Corp. Ltd.	1,813,160	2,612,348
Leisure Equipment & Products - 0.7%
Li Ning Co. Ltd.	3,334,000	6,563,538
Media - 1.5%
Hong Kong Economic Time Holdings Ltd.	4,572,000	1,566,364
Television Broadcasts Ltd.	1,921,000	12,732,913
		14,299,277
Multiline Retail - 0.1%
Intime Department Store Group Co. Ltd.	1,233,000	1,084,434
Textiles, Apparel & Luxury Goods - 0.4%
Embry Holdings Ltd.	3,064,000	2,925,910
Qualipak International Holdings Ltd.	1,849,000	1,257,477
		4,183,387
TOTAL CONSUMER DISCRETIONARY		113,889,215
CONSUMER STAPLES - 5.9%
Beverages - 0.6%
Dynasty Fine Wines Group Ltd.	1,556,000	638,508
Yantai Changyu Pioneer Wine Co. (B Shares)	981,963	4,732,473
		5,370,981
Food & Staples Retailing - 2.4%
Convenience Retail Asia Ltd.	48,200	19,964
Dairy Farm International Holdings Ltd.	5,581,800	22,550,472
Lianhua Supermarket Holdings Co. (H Shares)	490,000	630,153
		23,200,589
Food Products - 2.9%
China Agri-Industries Holding Ltd.	76,000	62,082
China Huiyuan Juice Group Ltd.	2,018,000	2,412,040
China Mengniu Dairy Co. Ltd.	8,040,000	24,615,758
		27,089,880
TOTAL CONSUMER STAPLES		55,661,450

	Shares	Value
ENERGY - 3.6%
Energy Equipment & Services - 0.3%
China Oilfield Services Ltd. (H Shares)	3,192,000	$ 2,725,781
Oil, Gas & Consumable Fuels - 3.3%
China Shenhua Energy Co. Ltd. (H Shares)	3,700,000	9,242,255
CNOOC Ltd.	10,089,500	8,633,585
PetroChina Co. Ltd. (H Shares)	11,702,000	13,122,623
		30,998,463
TOTAL ENERGY		33,724,244
FINANCIALS - 34.3%
Commercial Banks - 19.3%
Bank of East Asia Ltd.	4,607,707	28,508,992
BOC Hong Kong Holdings Ltd.	7,472,500	18,474,557
Chang Hwa Commercial Bank (a)	6,177,000	3,634,020
China Merchants Bank Co. Ltd. (H Shares)	4,687,000	11,539,922
Dah Sing Banking Group Ltd.	1,602,800	3,622,540
DBS Group Holdings Ltd.	701,000	9,828,397
First Financial Holding Co. Ltd.	2,202,000	1,520,193
Hang Seng Bank Ltd.	1,682,500	23,723,690
HSBC Holdings PLC (Hong Kong) (Reg.)	1,729,221	31,942,170
Standard Chartered PLC:
(Hong Kong)	395,370	12,251,464
(United Kingdom)	558,721	17,393,787
Wing Hang Bank Ltd.	893,000	10,730,772
Wing Lung Bank Ltd.	777,000	8,567,059
		181,737,563
Diversified Financial Services - 1.7%
First Pacific Co. Ltd.	14,276,000	9,307,400
Jardine Matheson Holdings Ltd.	275,600	6,449,040
		15,756,440
Insurance - 2.8%
AXA Asia Pacific Holdings Ltd.	843,950	5,179,343
Cathay Financial Holding Co. Ltd.	6,616,943	13,466,067
Shin Kong Financial Holding Co. Ltd.	8,152,980	7,586,330
		26,231,740
Real Estate Investment Trusts - 0.3%
Champion (REIT)	5,029,000	2,892,982
Real Estate Management & Development - 10.2%
Cheung Kong Holdings Ltd.	2,855,000	37,226,991
Hong Kong Land Holdings Ltd.	1,970,000	9,219,600
Hysan Development Co. Ltd.	575,000	1,532,588
Sun Hung Kai Properties Ltd.	2,098,021	24,647,734
Swire Pacific Ltd. (A Shares)	2,099,000	24,082,332
		96,709,245
TOTAL FINANCIALS		323,327,970
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 4.6%
Electrical Equipment - 0.0%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	4,200	$ 152,376
Industrial Conglomerates - 3.7%
Hutchison Whampoa Ltd.	3,603,500	34,894,647
Machinery - 0.5%
China Infrastructure Machinery Holdings Ltd.	762,000	1,455,316
King Slide Works Co. Ltd.	690,400	3,087,740
		4,543,056
Road & Rail - 0.4%
MTR Corp. Ltd.	1,659,500	4,090,119
Transportation Infrastructure - 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	259,000	225,039
TOTAL INDUSTRIALS		43,905,237
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 1.8%
D-Link Corp.	3,165,000	5,871,051
Foxconn International Holdings Ltd. (a)	3,169,000	9,601,127
ZTE Corp. (H Shares)	319,000	1,494,570
		16,966,748
Computers & Peripherals - 2.0%
Catcher Technology Co. Ltd.	1,285,789	9,880,146
DVN Holdings Ltd. (a)	14,029,000	3,909,623
Foxconn Technology Co. Ltd.	201,000	1,903,483
Wistron Corp.	2,314,655	3,459,946
		19,153,198
Electronic Equipment & Instruments - 7.9%
AU Optronics Corp.	8,309,994	13,145,133
Chroma ATE, Inc.	3,755,714	5,659,133
Everfocus Electronics Co. Ltd.	797,280	1,061,349
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,325,953	48,707,017
Ju Teng International Holdings Ltd. (a)	402,000	95,071
Kingboard Chemical Holdings Ltd.	1,137,800	5,338,062
Yageo Corp. (a)	1,157,000	458,417
		74,464,182
Semiconductors & Semiconductor Equipment - 11.6%
Advanced Semiconductor Engineering, Inc. (a)	9,794,690	11,381,430
King Yuan Electronics Co. Ltd.	2,849,780	2,176,972
MediaTek, Inc.	1,231,200	15,447,513
MJC Probe, Inc.	550,700	1,735,634

	Shares	Value
Siliconware Precision Industries Co. Ltd.	9,416,756	$ 18,089,850
Taiwan Semiconductor Manufacturing Co. Ltd.	29,376,513	60,577,405
		109,408,804
TOTAL INFORMATION TECHNOLOGY		219,992,932
MATERIALS - 4.8%
Chemicals - 3.3%
Formosa Chemicals & Fibre Corp.	3,807,365	7,085,490
Nan Ya Plastics Corp.	6,728,690	12,279,700
Taiwan Fertilizer Co. Ltd.	6,448,000	11,825,511
		31,190,701
Construction Materials - 0.2%
Asia Cement Corp.	1,305,000	1,363,149
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	2,106,000	1,857,630
Metals & Mining - 0.5%
Gloria Material Technology Corp.	3,426,000	5,131,467
Paper & Forest Products - 0.6%
Chung Hwa Pulp Corp.	9,020,000	4,372,529
Nine Dragons Paper (Holdings) Ltd.	569,000	1,159,451
		5,531,980
TOTAL MATERIALS		45,074,927
TELECOMMUNICATION SERVICES - 6.5%
Wireless Telecommunication Services - 6.5%
China Mobile (Hong Kong) Ltd.	4,747,000	42,732,494
Far EasTone Telecommunications Co. Ltd.	10,473,685	11,820,641
SmarTone Telecommunications Holdings Ltd.	1,997,500	2,300,717
Taiwan Cellular Co. Ltd.	4,041,000	4,196,803
		61,050,655
UTILITIES - 3.3%
Electric Utilities - 0.7%
Cheung Kong Infrastructure Holdings Ltd.	1,802,000	6,473,107
Gas Utilities - 1.8%
Hong Kong & China Gas Co. Ltd.	7,139,400	17,030,406
Independent Power Producers & Energy Traders - 0.8%
China Power International Development Ltd.	8,388,000	4,385,644
China Resources Power Holdings Co. Ltd.	1,792,000	3,197,975
		7,583,619
TOTAL UTILITIES		31,087,132
TOTAL COMMON STOCKS (Cost $714,556,371)		927,713,762
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b) (Cost $16,632,842)	16,632,842	$ 16,632,842
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $731,189,213)		944,346,604
NET OTHER ASSETS - (0.2)%		(1,506,960)
NET ASSETS - 100%		$ 942,839,644
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,741,134

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $714,556,371)	$ 927,713,762
Fidelity Central Funds (cost $16,632,842)	16,632,842
Total Investments (cost $731,189,213)		$ 944,346,604
Foreign currency held at value (cost $1,271,497)		1,270,670
Receivable for investments sold		3,231,810
Receivable for fund shares sold		1,276,469
Dividends receivable		3,344,020
Distributions receivable from Fidelity Central Funds		189,423
Prepaid expenses		1,901
Other receivables		226,648
Total assets		953,887,545

Liabilities
Payable for investments purchased	$ 1,795,646
Payable for fund shares redeemed	8,284,880
Accrued management fee	583,675
Other affiliated payables	234,066
Other payables and accrued expenses	149,634
Total liabilities		11,047,901

Net Assets		$ 942,839,644
Net Assets consist of:
Paid in capital		$ 709,996,998
Undistributed net investment income		2,522,186
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		17,165,541
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		213,154,919
Net Assets, for 37,968,116 shares outstanding		$ 942,839,644
Net Asset Value, offering price and redemption price per share ($942,839,644 ÷ 37,968,116 shares)		$ 24.83

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 5,720,201
Interest		431
Income from Fidelity Central Funds		2,741,134
		8,461,766
Less foreign taxes withheld		(10,037)
Total income		8,451,729

Expenses
Management fee	$ 3,361,707
Transfer agent fees	1,145,725
Accounting fees and expenses	219,517
Custodian fees and expenses	350,930
Independent trustees' compensation	1,323
Registration fees	59,289
Audit	33,755
Legal	7,568
Miscellaneous	2,394
Total expenses before reductions	5,182,208
Expense reductions	(351,574)	4,830,634
Net investment income (loss)		3,621,095
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,960,785
Foreign currency transactions	(151,928)
Total net realized gain (loss)		17,808,857
Change in net unrealized appreciation (depreciation) on: Investment securities	57,378,994
Assets and liabilities in foreign currencies	(2,161)
Total change in net unrealized appreciation (depreciation)		57,376,833
Net gain (loss)		75,185,690
Net increase (decrease) in net assets resulting from operations		$ 78,806,785

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

China Region
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,621,095	$ 11,022,425
Net realized gain (loss)	17,808,857	17,130,560
Change in net unrealized appreciation (depreciation)	57,376,833	105,873,701
Net increase (decrease) in net assets resulting from operations	78,806,785	134,026,686
Distributions to shareholders from net investment income	(9,931,797)	(4,953,820)
Distributions to shareholders from net realized gain	(6,849,518)	-
Total distributions	(16,781,315)	(4,953,820)
Share transactions Proceeds from sales of shares	400,486,404	370,937,196
Reinvestment of distributions	16,027,386	4,673,740
Cost of shares redeemed	(271,085,461)	(167,183,904)
Net increase (decrease) in net assets resulting from share transactions	145,428,329	208,427,032
Redemption fees	592,432	388,530
Total increase (decrease) in net assets	208,046,231	337,888,428

Net Assets
Beginning of period	734,793,413	396,904,985
End of period (including undistributed net investment income of $2,522,186 and undistributed net investment income of $10,481,257, respectively)	$ 942,839,644	$ 734,793,413
Other Information Shares
Sold	16,383,492	17,430,982
Issued in reinvestment of distributions	675,406	249,399
Redeemed	(11,119,972)	(8,027,624)
Net increase (decrease)	5,938,926	9,652,757

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.94	$ 17.74	$ 15.88	$ 15.14	$ 11.16	$ 11.27
Income from Investment Operations
Net investment income (loss) E	.09	.42	.36	.25	.25	.19
Net realized and unrealized gain (loss)	2.27	4.99	1.75	.73	3.91	(.15)
Total from investment operations	2.36	5.41	2.11	.98	4.16	.04
Distributions from net investment income	(.29)	(.22)	(.26)	(.26)	(.19)	(.16)
Distributions from net realized gain	(.20)	-	-	-	-	-
Total distributions	(.49)	(.22)	(.26)	(.26)	(.19)	(.16)
Redemption fees added to paid in capital E	.02	.01	.01	.02	.01	.01
Net asset value, end of period	$ 24.83	$ 22.94	$ 17.74	$ 15.88	$ 15.14	$ 11.16
Total Return B, C, D	10.47%	30.83%	13.44%	6.71%	37.91%	.23%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10% A	1.14%	1.16%	1.22%	1.30%	1.32%
Expenses net of fee waivers, if any	1.10%A	1.14%	1.16%	1.22%	1.30%	1.32%
Expenses net of all reductions	1.03%A	1.08%	1.12%	1.22%	1.30%	1.31%
Net investment income (loss)	.77%A	1.99%	2.04%	1.64%	2.07%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 942,840	$ 734,793	$ 396,905	$ 296,004	$ 231,654	$ 110,359
Portfolio turnover rate G	53%A	36%	44%	101%	39%	53%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Korea (South)	14.5%
Brazil	12.5%
Russia	10.8%
South Africa	8.6%
Mexico	6.5%
India	5.6%
Taiwan	5.0%
China	3.8%
Turkey	3.4%
Other	29.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Korea (South)	16.7%
Russia	11.8%
Brazil	11.3%
South Africa	8.4%
Taiwan	8.0%
Mexico	6.8%
India	5.1%
Hong Kong	3.2%
United States of America	2.8%
Other	25.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	98.4	98.3
Short-Term Investments and Net Other Assets	1.6	1.7
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
OAO Gazprom sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	3.3	3.9
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	3.2	4.3
America Movil SA de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	2.9	3.1
Companhia Vale do Rio Doce (PN-A) sponsored ADR (Brazil, Metals & Mining)	2.3	1.1
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	2.0	1.7
Sberbank (Savings Bank of the Russian Federation) GDR (Russia, Commercial Banks)	1.6	0.9
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Instruments)	1.5	1.8
Lukoil Oil Co. sponsored ADR (Russia, Oil, Gas & Consumable Fuels)	1.5	2.2
MTN Group Ltd. (South Africa, Wireless Telecommunication Services)	1.4	1.2
Impala Platinum Holdings Ltd. (South Africa, Metals & Mining)	1.4	1.0
	21.1
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.2	16.9
Energy	14.9	18.6
Materials	14.3	12.0
Information Technology	11.3	15.7
Industrials	11.1	9.4
Consumer Discretionary	9.5	9.3
Telecommunication Services	9.3	9.5
Consumer Staples	4.6	3.1
Utilities	2.0	2.1
Health Care	0.9	1.7

Semiannual Report

Emerging Markets

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Argentina - 0.8%
Banco Macro SA sponsored ADR	343,100	$ 12,420,220
Inversiones y Representaciones SA sponsored GDR (a)(d)	847,900	17,738,068
Pampa Holding SA (a)	2,297,700	2,067,521
TOTAL ARGENTINA		32,225,809
Austria - 0.6%
Raiffeisen International Bank Holding AG	88,000	12,348,320
voestalpine AG	169,100	11,480,004
TOTAL AUSTRIA		23,828,324
Bahamas (Nassau) - 0.1%
Ultrapetrol (Bahamas) Ltd.	178,600	3,750,600
Bermuda - 2.0%
Aquarius Platinum Ltd. (Australia)	902,700	28,404,133
Central European Media Enterprises Ltd. Class A (a)	192,300	17,333,922
China Solar Energy Holding Ltd. (a)	15,220,000	1,070,111
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	246,700	1,707,164
Credicorp Ltd. (NY Shares)	119,700	6,245,946
Dufry South America Ltd. unit	297,930	5,635,960
Emperor Capital Group Ltd.	4,344,800	338,806
Emperor International Holding Ltd.	10,862,000	2,443,848
Ports Design Ltd.	1,342,500	3,775,623
Sinofert Holdings Ltd.	14,044,900	7,217,659
TOTAL BERMUDA		74,173,172
Brazil - 12.4%
All America Latina Logistica SA unit	1,030,800	12,155,660
Banco Bradesco SA (PN)	2,091,400	44,495,686
Banco do Brasil SA	106,200	3,654,800
Bematech Industria e Comercio de Equipamentos Eletronicos SA	547,800	4,384,661
Brascan Residential Properties SA	416,600	3,160,527
BrasilAgro - Compania Brasileira de Propriedades Agricolas	3,800	2,425,413
Companhia de Concessoes Rodoviarias	414,100	6,439,792
Companhia de Saneamento de Minas Gerais	491,800	6,306,987
Companhia Vale do Rio Doce (PN-A) sponsored ADR	2,529,600	86,487,024
CSU Cardsystem SA sponsored ADR (e)	80,000	1,362,028
Cyrela Brazil Realty SA	1,675,300	18,027,255
Duratex SA (PN)	266,000	5,925,924
Eternit SA	657,040	2,824,833
Itausa-Investimentos Itau S.A. rights 6/1/07	7,509	9,962
JBS SA	1,503,100	5,797,629
Localiza Rent a Car SA	1,339,500	13,676,695
Lojas Americanas SA	176,700,900	11,201,823
Lojas Renner SA	638,100	8,788,297

	Shares	Value
LPS Brasil Consultoria de Imoveis SA	268,000	$ 2,762,697
Medial Saude SA	303,900	4,330,336
Net Servicos de Comunicacao SA sponsored ADR (d)	1,158,466	17,295,897
Obrascon Huarte Lain Brasil SA (a)	241,800	3,712,780
Petroleo Brasileiro SA Petrobras:
(PN) (non-vtg.)	1,451,200	32,586,399
(PN) sponsored ADR (non-vtg.)	498,500	44,476,170
sponsored ADR	243,000	24,598,890
Submarino SA	375,600	13,599,629
TAM SA:
(PN) (ltd.-vtg.)	285,000	7,388,267
(PN) sponsored ADR (ltd. vtg.)	48,500	1,247,905
Uniao de Bancos Brasileiros SA (Unibanco):
unit	1,531,000	14,932,365
GDR	226,200	21,954,972
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	556,600	25,981,230
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	687,200	13,730,256
Weg SA (PN)	487,200	4,012,123
TOTAL BRAZIL		469,734,912
British Virgin Islands - 0.1%
Titanium Resources Group Ltd. (a)	2,180,500	2,812,071
Canada - 1.4%
Addax Petroleum, Inc.	152,600	5,946,437
Addax Petroleum, Inc. (a)(e)	20,700	806,627
AUR Resources, Inc.	300,000	6,592,486
Eastern Platinum Ltd. (a)	2,977,300	6,357,511
First Quantum Minerals Ltd.	140,000	9,665,916
Frontera Copper Corp. (a)	1,588,400	7,599,247
Rio Narcea Gold Mines Ltd. (a)	1,302,700	5,927,232
SXR Uranium One, Inc. (South Africa) (a)	564,460	8,655,272
TOTAL CANADA		51,550,728
Cayman Islands - 1.7%
Agile Property Holdings Ltd.	12,450,000	13,146,225
Foxconn International Holdings Ltd. (a)	4,061,100	12,303,925
Gems TV Holdings Ltd.	2,038,000	1,931,754
Integra Group unit	190,000	3,988,100
Intime Department Store Group Co. Ltd.	403,000	354,442
JA Solar Holdings Co. Ltd. ADR	111,400	2,717,046
Lee & Man Paper Manufacturing Ltd.	6,430,000	18,165,815
Shui On Land Ltd.	4,312,500	3,721,213
SinoCom Software Group Ltd.	17,898,000	3,592,161
Trina Solar Ltd. ADR	51,400	2,746,302
TOTAL CAYMAN ISLANDS		62,666,983
China - 3.8%
Bank of China (H Shares)	7,260,000	3,600,974
China Coal Energy Co. Ltd. (H Shares)	6,913,700	6,867,255
China Construction Bank Corp. (H Shares)	40,174,000	24,548,481
Common Stocks - continued
	Shares	Value
China - continued
China Gas Holdings Ltd.	13,903,100	$ 2,825,924
China Hongxing Sports Ltd.	1,032,000	2,445,498
China Molybdenum Co. Ltd. (H Shares)	139,000	221,759
China Petroleum & Chemical Corp. (H Shares)	38,924,800	33,946,318
China Shenhua Energy Co. Ltd. (H Shares)	5,076,800	12,681,373
China Ting Group Holdings Ltd.	4,984,000	1,624,688
Digital China Holdings Ltd. (H Shares)	4,263,000	1,738,432
First Tractor Co. Ltd. (H Shares) (a)	8,104,800	3,957,832
Guangzhou R&F Properties Co. Ltd. (H Shares)	5,078,400	12,256,897
Home Inns & Hotels Management, Inc. ADR (d)	8,200	281,014
Parkson Retail Group Ltd.	1,124,000	8,017,744
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	3,731,000	19,960,544
Shandong Weigao Group Medical Polymer Co. Ltd.	1,086,000	1,913,069
Yantai Changyu Pioneer Wine Co. (B Shares)	1,408,650	6,788,848
TOTAL CHINA		143,676,650
Colombia - 0.2%
BanColombia SA Sponsored ADR	306,800	8,608,808
Cyprus - 0.5%
Bank of Cyprus Public Co. Ltd.	117,800	1,871,129
Mirland Development Corp. PLC	554,500	7,760,865
Urals Energy Public Co. Ltd. (a)	484,530	4,117,372
XXI Century Investments Public Ltd. (a)	290,000	5,073,604
TOTAL CYPRUS		18,822,970
Czech Republic - 0.8%
Ceske Energeticke Zavody AS	583,700	28,532,426
Egypt - 1.8%
Commercial International Bank Ltd. sponsored GDR	897,250	9,376,263
Eastern Tobacco Co.	128,345	9,379,909
Orascom Construction Industries SAE:
GDR	124,312	14,532,073
GDR (e)	16,120	1,884,428
Orascom Hotels & Development (OHD) (a)	1,503,349	12,391,721
Orascom Telecom Holding SAE GDR	312,863	21,055,680
TOTAL EGYPT		68,620,074
Estonia - 0.0%
Olympic Entertainment Group AS	130,400	1,957,382
Finland - 0.2%
YIT-Yhtyma OY (d)	177,050	6,358,976

	Shares	Value
GEORGIA - 0.2%
Bank of Georgia:
ADR (a)	81,200	$ 2,801,400
unit (a)	190,200	6,561,900
TOTAL GEORGIA		9,363,300
Germany - 0.1%
Praktiker Bau- und Heimwerkermaerkte Holding AG	50,000	2,087,838
Hong Kong - 3.2%
Chaoda Modern Agriculture (Holdings) Ltd.	18,968,100	15,761,184
China Grand Frstry Resources Group Ltd. (a)	23,682,000	2,603,565
China Mobile (Hong Kong) Ltd.	8,347,400	75,143,295
China Resources Power Holdings Co. Ltd.	4,869,500	8,690,033
Hopson Development Holdings Ltd.	3,277,900	7,752,095
Kerry Properties Ltd.	2,160,000	10,865,511
REXCAPITAL Financial Holdings Ltd. (a)	24,050,000	2,059,878
TOTAL HONG KONG		122,875,561
Hungary - 0.2%
OTP Bank Ltd. unit	76,800	7,848,960
India - 5.6%
Ambuja Cements Ltd.	2,585,865	7,430,936
Bharat Forge Ltd.	841,802	6,638,843
Bharat Heavy Electricals Ltd.	170,518	10,335,563
Bharti Airtel Ltd. (a)	1,355,638	26,846,470
Federal Bank Ltd.:
GDR	249,942	1,480,295
GDR (a)(e)	337,300	1,997,677
HCL Technologies Ltd.	1,799,042	14,650,500
Indian Overseas Bank	2,102,400	6,158,025
INFO Edge India Ltd.	5,127	97,262
ITC Ltd.	1,500	5,849
IVRCL Infrastructures & Projects Ltd.	818,973	6,399,941
Jaiprakash Associates Ltd.	544,190	8,142,934
Kalpataru Power Transmission Ltd.	71,206	1,998,348
LANCO Infratech Ltd.	447,959	1,738,576
Larsen & Toubro Ltd.	292,798	12,115,681
Nagarjuna Construction Co. Ltd.	1,895,084	8,287,674
Pantaloon Retail India Ltd.	764,041	7,857,846
Parsvnath Developers Ltd.	11,522	91,598
Reliance Industries Ltd.	636,400	24,203,976
Rolta India Ltd.	678,244	6,889,022
Rolta India Ltd. sponsored GDR (e)	242,105	2,360,524
Satyam Computer Services Ltd.	1,208,815	13,937,671
Sintex Industries Ltd.	710,885	3,530,610
Sobha Developers Ltd.	105,767	2,241,992
State Bank of India	443,592	14,608,048
Common Stocks - continued
	Shares	Value
India - continued
UTI Bank Ltd.	459,600	$ 5,242,654
Wipro Ltd.	1,124,180	15,655,531
TOTAL INDIA		210,944,046
Indonesia - 3.0%
PT Aneka Tambang Tbk	13,019,900	22,357,991
PT Astra Agro Lestari Tbk	4,456,000	7,725,494
PT Bakrie & Brothers Tbk (a)	368,481,500	9,734,810
PT Bank Mandiri Persero Tbk	36,626,500	12,397,698
PT Bank Niaga Tbk	50,885,000	4,705,108
PT Bank Rakyat Indonesia Tbk	15,574,500	9,000,652
PT Bumi Resources Tbk	51,640,500	7,844,586
PT International Nickel Indonesia Tbk	269,000	1,800,348
PT Medco Energi International Tbk	22,011,000	8,540,817
PT Perusahaan Gas Negara Tbk Series B	17,267,300	19,957,873
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	16,164,500	11,654,781
TOTAL INDONESIA		115,720,158
Ireland - 0.1%
Dragon Oil plc (a)	876,000	3,021,369
Israel - 1.7%
Africa Israel Investments Ltd.	16,500	2,274,280
Bank Hapoalim BM (Reg.)	3,679,145	19,345,653
Israel Chemicals Ltd.	2,508,800	19,301,815
Ituran Location & Control Ltd.	64,500	879,135
Oil Refineries Ltd.	7,748,700	5,896,168
Orckit Communications Ltd. (a)	369,900	3,887,649
Ormat Industries Ltd.	459,000	5,541,502
Orpak Systems Ltd.	832,800	3,163,770
RADWARE Ltd. (a)	338,200	4,379,690
TOTAL ISRAEL		64,669,662
Kazakhstan - 0.4%
JSC Halyk Bank of Kazakhstan GDR (a)(e)	320,200	7,204,500
Kazkommertsbank JSC:
ADR (a)	65,346	1,372,266
unit (a)	284,000	5,964,000
TOTAL KAZAKHSTAN		14,540,766
Korea (South) - 14.3%
Asia Cement Co. Ltd.	28,743	2,202,281
Celrun Co. Ltd. (a)	638,730	4,552,868
Daegu Bank Co. Ltd.	625,410	10,276,314
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	488,370	19,709,495
Doosan Heavy Industries & Construction Co. Ltd.	49,790	3,897,286
Hanil Cement Co. Ltd.	22,480	2,475,039
Hanjin Heavy Industries & Construction Co. Ltd.	419,810	18,900,880
Hite Brewery Co. Ltd.	83,955	11,805,786

	Shares	Value
Hynix Semiconductor, Inc. (a)	157,470	$ 5,366,383
Hyundai Department Store Co. Ltd.	131,100	13,415,789
Hyundai Engineering & Construction Co. Ltd. (a)	220,120	13,098,605
Hyundai Mipo Dockyard Co. Ltd.	31,453	6,372,775
Industrial Bank of Korea	759,280	15,194,637
Kookmin Bank	43,090	3,856,124
Kyeryong Construction Industrial Co. Ltd.	338,240	15,697,810
LG Engineering & Construction Co. Ltd.	221,190	21,931,528
LG Household & Health Care Ltd.	132,240	17,606,910
Macquarie Korea Infrastructure Fund GDR	1,179,900	9,474,597
MegaStudy Co. Ltd.	91,508	15,441,077
NHN Corp.	159,733	24,984,853
ON*Media Corp.	207,200	1,701,894
Osstem Implant Co. Ltd.	86,500	4,116,392
POSCO	116,870	49,011,491
Samsung Electronics Co. Ltd.	200,827	122,817,579
Samsung Heavy Industries Ltd.	687,750	22,480,056
Shinhan Financial Group Co. Ltd.	606,910	34,035,505
SK Corp.	367,750	40,057,635
Taewoong Co. Ltd.	166,816	7,101,309
Woongjin Thinkbig Co. Ltd.	340,580	6,132,392
Woori Finance Holdings Co. Ltd.	626,380	15,581,553
YBM Sisa.com, Inc.	141,220	3,010,859
TOTAL KOREA (SOUTH)		542,307,702
Lebanon - 0.1%
Solidere GDR	333,800	5,233,984
Luxembourg - 0.8%
Evraz Group SA:
GDR (e)	66,100	2,330,025
GDR	497,300	17,529,825
Tenaris SA sponsored ADR	203,000	9,411,080
TOTAL LUXEMBOURG		29,270,930
Malaysia - 0.9%
DiGi.com BHD	13,300	79,287
Genting BHD	5,183,000	12,874,196
IJM Corp. BHD	2,273,000	5,778,814
Lion Diversified Holdings BHD	2,113,700	5,342,930
Steppe Cement Ltd. (a)	1,058,200	6,167,609
UEM World BHD	3,169,000	3,759,831
TOTAL MALAYSIA		34,002,667
Mauritius - 0.1%
Golden Agri-Resources Ltd.	2,171,000	3,515,442
Mexico - 6.5%
Alsea SAB de CV	3,280,500	5,601,139
America Movil SA de CV Series L sponsored ADR	2,068,400	108,653,052
Banco Compartamos SA de CV	1,260,000	6,358,500
Cemex SA de CV sponsored ADR	264,918	8,609,835
Common Stocks - continued
	Shares	Value
Mexico - continued
Controladora Commercial Mexicana SA unit	1,343,645	$ 3,469,434
Fomento Economico Mexicano SA de CV sponsored ADR	246,300	26,524,047
Grupo Aeroportuario Norte Sab de CV ADR	301,900	8,827,556
Grupo Famsa SA de CV Series A	1,566,600	9,457,702
Grupo Financiero Banorte SA de CV Series O	3,229,300	14,023,128
Grupo Mexico SA de CV Series B	1,990,538	10,630,330
Industrias CH SA de CV (a)	430,000	1,928,508
Urbi, Desarrollos Urbanos, SA de CV (a)	5,928,700	24,770,807
Wal-Mart de Mexico SA de CV Series V	4,556,001	17,866,589
TOTAL MEXICO		246,720,627
Netherlands - 0.4%
AmRest Holdings NV (a)	59,100	2,055,819
Plaza Centers NV	775,400	2,922,454
X5 Retail Group NV unit (a)	333,700	10,177,850
TOTAL NETHERLANDS		15,156,123
Oman - 0.4%
BankMuscat SAOG sponsored:
GDR (e)	406,257	5,037,587
GDR	693,000	8,593,200
TOTAL OMAN		13,630,787
Pakistan - 0.3%
MCB Bank Ltd.	380,190	1,868,348
MCB Bank Ltd. unit (e)	192,395	3,699,756
Oil & Gas Development Co. Ltd.:
ADR (e)	134,300	2,700,773
unit (a)(e)	233,500	4,695,685
TOTAL PAKISTAN		12,964,562
Panama - 0.3%
Copa Holdings SA Class A	190,200	11,579,376
Philippines - 0.8%
Ayala Corp.	459,000	5,807,676
International Container Terminal Services, Inc.	5,614,000	3,314,888
Jollibee Food Corp.	1,648,900	1,721,226
Megaworld Corp.	73,379,000	5,029,138
PNOC Energy Development Corp.	16,937,000	2,000,152
Robinsons Land Corp.	14,515,000	5,586,224
SM Investments Corp.	953,970	7,191,992
TOTAL PHILIPPINES		30,651,296
Poland - 0.3%
Bank Handlowy w Warszawie SA	60,741	2,069,111
Globe Trade Centre SA (a)	615,500	10,960,366
TOTAL POLAND		13,029,477

	Shares	Value
Romania - 0.1%
Banca Transilvania SA	8,506,974	$ 3,768,780
Russia - 10.8%
JSC Chelyabinsk Zinc Plant	27,300	3,385,200
JSC MMC 'Norilsk Nickel' sponsored ADR	238,700	46,128,775
Lukoil Oil Co. sponsored ADR	719,340	55,784,817
Magma OJSC (a)	1,962,300	1,903,431
Mobile TeleSystems OJSC sponsored ADR	406,600	22,403,660
Novolipetsk Iron & Steel Corp. sponsored GDR (e)	574,600	16,088,800
OAO Gazprom sponsored ADR	3,176,206	124,824,889
OAO TatNeft unit	119,800	11,860,200
OAO TMK (a)	1,345,400	12,243,140
OAO TMK unit	104,100	3,799,650
Open Investments (a)	7,100	1,988,000
RBC Information Systems Jsc (a)	189,900	1,804,050
Sberbank (Savings Bank of the Russian Federation)	1,400	5,551,000
Sberbank (Savings Bank of the Russian Federation) GDR	116,100	61,154,003
Sistema-Hals JSC	25,221	7,591,521
Sistema-Hals JSC unit	87,000	1,309,350
Vimpel Communications sponsored ADR (a)	277,700	26,870,252
VSMPO-Avisma Corp.	17,100	5,232,600
TOTAL RUSSIA		409,923,338
Singapore - 0.5%
Keppel Corp. Ltd.	615,900	8,675,790
Olam International Ltd.	2,531,000	5,264,587
Sino-Environment Technology Group Ltd.	1,532,000	3,489,152
Yangzijiang Shipbuilding Holdings Ltd.	955,000	829,779
TOTAL SINGAPORE		18,259,308
South Africa - 8.6%
African Bank Investments Ltd.	3,079,026	14,885,187
African Rainbow Minerals Ltd. (a)	286,366	4,838,294
Bidvest Group Ltd.	1,020,700	21,418,860
Ellerine Holdings Ltd.	353,191	4,813,984
FirstRand Ltd.	9,614,356	34,398,900
Impala Platinum Holdings Ltd.	1,599,428	52,229,557
Imperial Holdings Ltd.	257,600	5,851,802
Investec Ltd.	695,260	9,876,161
JD Group Ltd.	611,900	8,122,989
Lewis Group Ltd.	1,252,973	12,897,441
MTN Group Ltd.	3,566,600	52,537,128
Murray & Roberts Holdings Ltd.	1,711,900	14,789,817
Naspers Ltd. Class N sponsored ADR	790,018	19,545,045
Nedbank Group Ltd.	805,790	17,315,224
Network Healthcare Holdings Ltd.	5,199,600	10,999,679
PSG Group Ltd.	770,437	3,336,267
Raubex Group Ltd.	863,400	2,911,384
Common Stocks - continued
	Shares	Value
South Africa - continued
Sasol Ltd.	323,375	$ 11,207,683
Steinhoff International Holdings Ltd.	2,243,184	7,978,044
Truworths International Ltd.	2,823,573	15,738,855
Wesizwe Platinum Ltd. (a)	234,900	416,886
TOTAL SOUTH AFRICA		326,109,187
Taiwan - 5.0%
Delta Electronics, Inc.	4,653,550	14,596,689
Feng Tay Enterprise Co. Ltd.	2,100,000	1,727,124
Foxconn Technology Co. Ltd.	812,500	7,694,429
Gemtek Technology Corp.	702,000	1,807,915
High Tech Computer Corp.	758,200	11,379,088
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,655,024	57,543,421
Inotera Memories, Inc.	2,911,000	3,280,997
Phoenix Precision Technology Corp.	1,778,000	1,910,594
Powertech Technology, Inc.	3,061,400	11,486,395
Shin Kong Financial Holding Co. Ltd.	16,565,000	15,413,697
Siliconware Precision Industries Co. Ltd.	14,345,045	27,557,230
Taiwan Chi Cheng Enterprise Co. Ltd.	1,046,000	3,390,854
Taiwan Semiconductor Manufacturing Co. Ltd.	15,595,705	32,159,954
TOTAL TAIWAN		189,948,387
Thailand - 1.0%
Bumrungrad Hospital PCL (For. Reg.)	3,186,400	4,398,194
Italian-Thai Development PCL	8,627,000	1,277,615
Minor International PCL (For. Reg.)	27,175,394	8,830,538
PTT Public Co. Ltd. (For. Reg.)	1,750,200	11,072,437
Robinson Department Store PCL (For. Reg.)	11,590,900	3,633,093
Thai Oil PCL (For. Reg.)	5,473,000	10,308,598
TOTAL THAILAND		39,520,475
Turkey - 3.4%
Acibadem Saglik Hizmetleri AS	527,125	6,465,194
Aksigorta AS	417,000	1,963,607
Anadolu Efes Biracilk Ve Malt Sanyii AS	389,829	13,304,987
Asya Katilim Bankasi AS	2,696,000	15,745,939
Atakule Gayrimenkul Yatirim Ortakligi AS	1,692,000	2,137,003
Bagfas Bandirma Gubre Fabrikalari AS	68,000	1,824,421
Dogan Yayin Holding AS (a)	2,127,739	7,922,226
Dogus Otomotiv Servis ve Ticaret AS	1,255,700	5,912,951
Enka Insaat ve Sanayi AS	1,903,163	28,344,242
Migros Turk Ticaret AS	145,300	1,718,460

	Shares	Value
Tofas Turk Otomobil Fabrikasi AS	955,433	$ 4,220,018
Tupras-Turkiye Petrol Rafinerileri AS	760,400	15,543,858
Turkiye Garanti Bankasi AS	5,273,500	25,794,817
TOTAL TURKEY		130,897,723
Ukraine - 0.2%
Stirol sponsored ADR (a)	168,500	2,713,234
Ukrnafta Open JSC sponsored ADR	10,000	4,503,180
TOTAL UKRAINE		7,216,414
United Kingdom - 1.0%
Aricom PLC (a)	3,155,000	5,251,630
COSAN SA Industria e Comercio warrants (Deutsche Bank Warrant Program) 7/25/07 (a)(e)	216,241	4,328,645
Hirco PLC	343,600	2,713,694
Imperial Energy PLC (a)	329,700	8,266,602
Sibir Energy PLC (a)	1,401,486	12,609,905
Unitech Corporate Parks PLC	1,745,800	3,132,849
TOTAL UNITED KINGDOM		36,303,325
United States of America - 1.1%
Central European Distribution Corp. (a)	149,600	4,450,600
CTC Media, Inc.	832,060	21,700,125
NII Holdings, Inc. (a)	195,800	15,027,650
TOTAL UNITED STATES OF AMERICA		41,178,375
TOTAL COMMON STOCKS (Cost $2,598,874,828)		3,709,579,830
Nonconvertible Preferred Stocks - 0.3%

Brazil - 0.1%
Itausa-Investimentos Itau S.A. (PN)	736,250	4,015,514
Korea (South) - 0.2%
Samsung Electronics Co. Ltd.	14,270	6,712,389
South Africa - 0.0%
Allied Electronics Corp. Ltd.	334,300	2,135,860
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,508,845)		12,863,763
Investment Companies - 0.3%

Romania - 0.3%
SIF 1 Banat-Crisana Arad Fund (a)	1,421,700	1,825,384
SIF 3 Transilvania Brasov Fund	3,395,800	5,167,946
SIF 4 Muntenia Bucuresti Fund	2,731,000	2,184,531
SIF 5 Oltenia Craiova Fund	1,203,500	1,757,511
TOTAL INVESTMENT COMPANIES (Cost $9,005,292)		10,935,372
Money Market Funds - 2.4%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	88,131,911	$ 88,131,911
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	4,840,650	4,840,650
TOTAL MONEY MARKET FUNDS (Cost $92,972,561)		92,972,561
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,711,361,526)		3,826,351,526
NET OTHER ASSETS - (0.8)%		(32,211,619)
NET ASSETS - 100%		$ 3,794,139,907
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,497,055 or 1.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,947,732
Fidelity Securities Lending Cash Central Fund	152,670
Total	$ 2,100,402

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $4,698,490) - See accompanying schedule: Unaffiliated issuers (cost $2,618,388,965)	$ 3,733,378,965
Fidelity Central Funds (cost $92,972,561)	92,972,561
Total Investments (cost $2,711,361,526)		$ 3,826,351,526
Foreign currency held at value (cost $8,094)		2,682
Receivable for investments sold		25,267,675
Receivable for fund shares sold		9,140,909
Dividends receivable		5,353,782
Distributions receivable from Fidelity Central Funds		295,587
Prepaid expenses		8,669
Other receivables		840,902
Total assets		3,867,261,732

Liabilities
Payable for investments purchased	$ 52,505,516
Payable for fund shares redeemed	8,976,624
Accrued management fee	2,213,274
Other affiliated payables	737,670
Other payables and accrued expenses	3,848,091
Collateral on securities loaned, at value	4,840,650
Total liabilities		73,121,825

Net Assets		$ 3,794,139,907
Net Assets consist of:
Paid in capital		$ 2,679,684,656
Undistributed net investment income		17,060,748
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(14,709,737)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,112,104,240
Net Assets, for 142,864,421 shares outstanding		$ 3,794,139,907
Net Asset Value, offering price and redemption price per share ($3,794,139,907 ÷ 142,864,421 shares)		$ 26.56

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 29,048,486
Interest		46,805
Income from Fidelity Central Funds (including $152,670 from security lending)		2,100,402
		31,195,693
Less foreign taxes withheld		(2,813,658)
Total income		28,382,035

Expenses
Management fee	$ 12,394,779
Transfer agent fees	3,668,872
Accounting and security lending fees	728,896
Custodian fees and expenses	1,631,833
Independent trustees' compensation	5,255
Registration fees	60,605
Audit	79,644
Legal	26,879
Interest	36,401
Miscellaneous	9,905
Total expenses before reductions	18,643,069
Expense reductions	(1,062,982)	17,580,087
Net investment income (loss)		10,801,948
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $631,239)	107,257,899
Foreign currency transactions	(945,702)
Total net realized gain (loss)		106,312,197
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $333,603)	535,163,422
Assets and liabilities in foreign currencies	(33,539)
Total change in net unrealized appreciation (depreciation)		535,129,883
Net gain (loss)		641,442,080
Net increase (decrease) in net assets resulting from operations		$ 652,244,028

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Emerging Markets
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007	Year ended October 31, 2006
Increase (Decrease) in Net Assets	(Unaudited)
Operations
Net investment income (loss)	$ 10,801,948	$ 28,066,004
Net realized gain (loss)	106,312,197	316,799,295
Change in net unrealized appreciation (depreciation)	535,129,883	306,336,297
Net increase (decrease) in net assets resulting from operations	652,244,028	651,201,596
Distributions to shareholders from net investment income	(28,224,601)	(21,238,863)
Share transactions Proceeds from sales of shares	894,718,172	2,470,015,019
Reinvestment of distributions	27,314,927	20,504,249
Cost of shares redeemed	(757,890,235)	(1,510,859,402)
Net increase (decrease) in net assets resulting from share transactions	164,142,864	979,659,866
Redemption fees	832,351	3,299,389
Total increase (decrease) in net assets	788,994,642	1,612,921,988

Net Assets
Beginning of period	3,005,145,265	1,392,223,277
End of period (including undistributed net investment income of $17,060,748 and undistributed net investment income of $34,483,401, respectively)	$ 3,794,139,907	$ 3,005,145,265
Other Information Shares
Sold	36,793,504	121,916,389
Issued in reinvestment of distributions	1,154,965	1,159,761
Redeemed	(31,432,475)	(75,344,302)
Net increase (decrease)	6,515,994	47,731,848

Financial Highlights

	Six months ended April 30,2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 22.04	$ 15.71	$ 11.30	$ 9.81	$ 7.03	$ 6.52
Income from Investment Operations
Net investment income (loss) E	.08	.21	.21	.14	.10	.06 H
Net realized and unrealized gain (loss)	4.63	6.31	4.30	1.46	2.73	.47
Total from investment operations	4.71	6.52	4.51	1.60	2.83	.53
Distributions from net investment income	(.20)	(.21)	(.11)	(.12)	(.05)	(.03)
Redemption fees added to paid in capital E	.01	.02	.01	.01	- J	.01
Net asset value, end of period	$ 26.56	$ 22.04	$ 15.71	$ 11.30	$ 9.81	$ 7.03
Total Return B, C, D	21.53%	41.96%	40.25%	16.48%	40.50%	8.25%
Ratios to Average Net Assets F, I
Expenses before reductions	1.07% A	1.11%	1.16%	1.23%	1.36%	1.44%
Expenses net of fee waivers, if any	1.07%A	1.11%	1.16%	1.23%	1.36%	1.44%
Expenses net of all reductions	1.01%A	1.01%	1.07%	1.18%	1.36%	1.39%
Net investment income (loss)	.62%A	1.04%	1.53%	1.27%	1.31%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,794,140	$ 3,005,145	$ 1,392,223	$ 604,550	$ 430,928	$ 263,729
Portfolio turnover rate G	54%A	66%	68%	112%	105%	120%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Switzerland	18.3%
United Kingdom	16.1%
Germany	15.3%
Sweden	11.8%
France	11.4%
Netherlands	9.0%
Spain	5.5%
Italy	4.9%
Norway	3.2%
Other	4.5%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
United Kingdom	26.0%
Switzerland	15.4%
Germany	12.4%
Spain	10.5%
France	9.9%
Netherlands	6.3%
Sweden	5.6%
Italy	5.1%
Norway	2.8%
Other	6.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.2	98.3
Short-Term Investments and Net Other Assets	0.8	1.7
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Hennes & Mauritz AB (H&M) (B Shares) (Sweden, Specialty Retail)	4.3	1.6
ABB Ltd. (Reg.) (Switzerland, Electrical Equipment)	4.0	1.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	4.0	2.9
Tesco PLC (United Kingdom, Food & Staples Retailing)	4.0	3.4
Bayer AG (Germany, Chemicals)	3.7	1.2
Inditex SA (Spain, Specialty Retail)	2.6	1.4
Syngenta AG (Switzerland) (Switzerland, Chemicals)	2.4	1.7
AXA SA (France, Insurance)	2.4	1.5
Siemens AG (Reg.) (Germany, Industrial Conglomerates)	2.1	0.6
ING Groep NV (Certificaten Van Aandelen) (Netherlands, Diversified Financial Services)	2.1	2.3
	31.6
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.9	34.5
Industrials	17.9	7.3
Consumer Staples	16.0	12.6
Consumer Discretionary	14.1	12.7
Materials	10.6	3.5
Health Care	5.7	9.6
Information Technology	5.0	4.8
Telecommunication Services	4.9	2.3
Utilities	3.6	3.8
Energy	1.5	7.2

Semiannual Report

Europe

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Austria - 0.7%
Erste Bank AG	428,300	$ 34,494,722
Belgium - 1.0%
InBev SA	615,200	48,187,410
Finland - 1.7%
Metso Corp.	598,000	33,065,568
Nokia Corp. (c)	2,023,600	51,095,900
TOTAL FINLAND		84,161,468
France - 11.4%
AXA SA	2,616,900	120,534,414
Cap Gemini SA (c)	922,000	70,255,721
Carrefour SA (c)	319,300	24,674,641
Electricite de France	136,330	11,924,902
Essilor International SA (c)	398,000	48,119,617
Groupe Danone (c)	404,100	66,806,333
L'Oreal SA (c)	627,300	75,431,916
Louis Vuitton Moet Hennessy (LVMH) (c)	319,700	37,505,497
Veolia Environnement	312,000	25,928,492
Vinci SA	547,200	88,522,366
TOTAL FRANCE		569,703,899
Germany - 13.9%
Allianz AG (Reg.) (c)	320,900	72,997,953
BASF AG	401,200	47,666,572
Bayer AG (c)	2,686,000	183,668,680
E.ON AG (c)	347,700	52,290,603
Hochtief AG	680,600	71,977,874
Linde AG	648,400	72,854,978
Siemens AG (Reg.) (c)	858,500	103,852,745
Wincor Nixdorf AG	885,800	87,248,490
TOTAL GERMANY		692,557,895
Greece - 0.3%
Alpha Bank AE	585,100	17,964,618
Italy - 3.8%
Banca Popolare di Milano	1,884,480	31,985,081
Fiat Spa	1,496,800	44,465,949
Tod's Spa	412,600	38,854,973
Unicredito Italiano Spa	7,174,200	74,207,543
TOTAL ITALY		189,513,546
Netherlands - 9.0%
Arcelor Mittal Class A	700,900	37,951,862
Heineken NV (Bearer)	1,333,300	70,798,230
ING Groep NV (Certificaten Van Aandelen)	2,272,000	103,625,920
Koninklijke Numico NV (c)	514,300	28,465,567
Koninklijke Philips Electronics NV	2,050,300	84,144,312
Randstad Holdings NV	730,900	57,579,102
Rodamco Europe NV	450,252	66,713,059
TOTAL NETHERLANDS		449,278,052

	Shares	Value
Norway - 3.2%
Aker Kvaerner ASA	3,061,100	$ 72,934,787
DnB Nor ASA (c)	2,528,000	36,330,997
Telenor ASA	2,630,600	49,191,376
TOTAL NORWAY		158,457,160
Spain - 5.5%
Banco Bilbao Vizcaya Argentaria SA	2,045,200	48,962,088
Banco Santander Central Hispano SA	2,035,400	36,635,315
Inditex SA	2,079,000	128,743,214
Telefonica SA	2,575,800	58,084,290
TOTAL SPAIN		272,424,907
Sweden - 11.8%
Elekta AB (B Shares)	1,915,200	34,017,762
Hennes & Mauritz AB (H&M) (B Shares)	3,257,300	217,082,026
Hexagon AB (B Shares) (c)	1,174,325	53,811,033
Nordea Bank AB (c)	1,455,500	25,374,629
Scania AB (B Shares) (c)	304,500	29,315,119
Skandinaviska Enskilda Banken AB (A Shares)	1,464,600	54,214,487
SKF AB (B Shares) (c)	3,925,100	86,854,050
Telefonaktiebolaget LM Ericsson (B Shares)	12,143,000	46,349,831
TeliaSonera AB (c)	5,336,500	43,609,919
TOTAL SWEDEN		590,628,856
Switzerland - 18.3%
ABB Ltd. (Reg.)	9,935,475	201,530,933
Baloise Holdings AG (Reg.)	262,305	28,752,893
Compagnie Financiere Richemont unit	830,354	50,425,521
Credit Suisse Group (Reg.)	555,080	43,573,780
Nestle SA (Reg.)	237,920	94,549,408
Roche Holding AG (participation certificate)	1,058,507	199,528,570
Schindler Holding AG (participation certificate)	633,247	40,710,046
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	57,478	73,426,795
Syngenta AG (Switzerland)	607,254	120,539,919
UBS AG (Reg.) (c)	918,203	59,591,375
TOTAL SWITZERLAND		912,629,240
United Kingdom - 16.1%
Anglo American PLC (United Kingdom)	689,600	36,800,725
Biffa PLC	957,500	6,269,900
British American Tobacco PLC	1,588,200	49,440,666
Capita Group PLC	1,764,100	24,972,786
Carnival PLC	1,088,519	55,194,501
Diageo PLC	3,332,100	70,307,310
Investec PLC	2,601,500	37,165,212
Man Group plc	4,202,600	47,476,320
National Grid PLC	2,786,500	43,819,591
Pearson PLC	718,100	12,369,460
Rio Tinto PLC (Reg.)	408,600	24,924,600
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Scottish & Southern Energy PLC	955,100	$ 28,702,411
Serco Group PLC	2,599,100	25,685,038
Severn Trent PLC	638,266	19,015,096
Tesco PLC	21,461,673	197,822,208
Vodafone Group PLC	32,024,200	92,005,530
Yell Group PLC	2,975,500	29,062,640
TOTAL UNITED KINGDOM		801,033,994
TOTAL COMMON STOCKS (Cost $3,887,774,370)		4,821,035,767
Nonconvertible Preferred Stocks - 2.5%

Germany - 1.4%
Henkel KGaA (c)	439,400	69,314,365
Italy - 1.1%
Intesa Sanpaolo Spa	7,126,997	57,788,921
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $84,592,077)		127,103,286
Money Market Funds - 18.7%

Fidelity Cash Central Fund, 5.29% (a)	7,999,742	7,999,742
Fidelity Securities Lending Cash Central Fund, 5.31% (a)(b)	924,006,250	924,006,250
TOTAL MONEY MARKET FUNDS (Cost $932,005,992)		932,005,992
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $39,000)	$ 39,006	39,000
TOTAL INVESTMENT PORTFOLIO - 117.9% (Cost $4,904,411,439)		5,880,184,045
NET OTHER ASSETS - (17.9)%		(892,777,835)
NET ASSETS - 100%		$ 4,987,406,210
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$39,000 due 5/01/07 at 5.12%
BNP Paribas Securities Corp.	$ 8,531
Bear Stearns & Co., Inc.	2,617
Lehman Brothers, Inc.	8,741
Merrill Lynch Government Securities, Inc.	15,702
Mizuho Securities USA, Inc.	785
Morgan Stanley & Co., Inc.	2,624
$ 39,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,301,956
Fidelity Securities Lending Cash Central Fund	2,076,556
Total	$ 4,378,512

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $882,093,886 and repurchase agreements of $39,000) - See accompanying schedule: Unaffiliated issuers (cost $3,972,405,447)	$ 4,948,178,053
Fidelity Central Funds (cost $932,005,992)	932,005,992
Total Investments (cost $4,904,411,439)		$ 5,880,184,045
Cash		881
Foreign currency held at value (cost $2,691,899)		2,691,837
Receivable for investments sold		76,336,417
Receivable for fund shares sold		4,163,586
Dividends receivable		24,694,351
Distributions receivable from Fidelity Central Funds		240,846
Prepaid expenses		11,111
Other receivables		2,951,204
Total assets		5,991,274,278

Liabilities
Payable for investments purchased	$ 71,994,169
Payable for fund shares redeemed	3,312,785
Accrued management fee	3,261,302
Other affiliated payables	973,713
Other payables and accrued expenses	319,849
Collateral on securities loaned, at value	924,006,250
Total liabilities		1,003,868,068

Net Assets		$ 4,987,406,210
Net Assets consist of:
Paid in capital		$ 3,824,530,344
Undistributed net investment income		38,962,984
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		147,893,853
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		976,019,029
Net Assets, for 116,180,053 shares outstanding		$ 4,987,406,210
Net Asset Value, offering price and redemption price per share ($4,987,406,210 ÷ 116,180,053 shares)		$ 42.93

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 64,332,946
Interest		54,341
Income from Fidelity Central Funds (including $2,076,556 from security lending)		4,378,512
		68,765,799
Less foreign taxes withheld		(7,112,717)
Total income		61,653,082

Expenses
Management fee Basic fee	$ 15,905,814
Performance adjustment	1,790,552
Transfer agent fees	4,915,606
Accounting and security lending fees	765,778
Custodian fees and expenses	541,740
Independent trustees' compensation	6,747
Registration fees	55,365
Audit	46,831
Legal	26,047
Interest	26,146
Miscellaneous	12,711
Total expenses before reductions	24,093,337
Expense reductions	(1,737,087)	22,356,250
Net investment income (loss)		39,296,832
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	156,079,693
Foreign currency transactions	383,382
Total net realized gain (loss)		156,463,075
Change in net unrealized appreciation (depreciation) on: Investment securities	477,980,640
Assets and liabilities in foreign currencies	191,393
Total change in net unrealized appreciation (depreciation)		478,172,033
Net gain (loss)		634,635,108
Net increase (decrease) in net assets resulting from operations		$ 673,931,940

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 39,296,832	$ 48,383,095
Net realized gain (loss)	156,463,075	528,728,812
Change in net unrealized appreciation (depreciation)	478,172,033	164,130,628
Net increase (decrease) in net assets resulting from operations	673,931,940	741,242,535
Distributions to shareholders from net investment income	(44,655,948)	(20,654,281)
Distributions to shareholders from net realized gain	(492,200,796)	(273,319,238)
Total distributions	(536,856,744)	(293,973,519)
Share transactions Proceeds from sales of shares	535,989,178	1,199,680,149
Reinvestment of distributions	530,000,842	289,349,942
Cost of shares redeemed	(248,944,964)	(450,913,920)
Net increase (decrease) in net assets resulting from share transactions	817,045,056	1,038,116,171
Redemption fees	22,914	66,135
Total increase (decrease) in net assets	954,143,166	1,485,451,322

Net Assets
Beginning of period	4,033,263,044	2,547,811,722
End of period (including undistributed net investment income of $38,962,984 and undistributed net investment income of $47,287,901, respectively)	$ 4,987,406,210	$ 4,033,263,044
Other Information Shares
Sold	13,236,268	30,327,952
Issued in reinvestment of distributions	13,802,106	8,260,061
Redeemed	(6,177,542)	(11,647,553)
Net increase (decrease)	20,860,832	26,940,460

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 42.31	$ 37.26	$ 30.42	$ 24.37	$ 18.31	$ 22.68
Income from Investment Operations
Net investment income (loss) E	.36	.58	.33	.09	.29	.12 H
Net realized and unrealized gain (loss)	5.79	8.74	6.68	6.25	5.91	(4.25)
Total from investment operations	6.15	9.32	7.01	6.34	6.20	(4.13)
Distributions from net investment income	(.46)	(.30)	(.09)	(.29)	(.14)	(.24)
Distributions from net realized gain	(5.07)	(3.97)	(.08)	-	-	-
Total distributions	(5.53)	(4.27)	(.17)	(.29)	(.14)	(.24)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 42.93	$ 42.31	$ 37.26	$ 30.42	$ 24.37	$ 18.31
Total Return B, C, D	16.08%	27.40%	23.12%	26.20%	34.09%	(18.49)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.08% A	1.16%	1.15%	1.11%	1.03%	1.20%
Expenses net of fee waivers, if any	1.08% A	1.16%	1.15%	1.11%	1.03%	1.20%
Expenses net of all reductions	1.00% A	1.05%	1.07%	1.05%	.98%	1.13%
Net investment income (loss)	1.76% A	1.48%	.95%	.32%	1.44%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,987,406	$ 4,033,263	$ 2,547,812	$ 1,845,440	$ 1,283,191	$ 875,995
Portfolio turnover rate G	90% A	127%	99%	106%	162%	127%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.05 per share. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe Capital Appreciation

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
France	16.7%
United Kingdom	13.4%
United States of America	12.7%
Germany	12.0%
Switzerland	10.8%
Netherlands	8.6%
Italy	4.5%
Luxembourg	4.4%
Finland	3.8%
Other	13.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
France	16.4%
Netherlands	12.4%
United Kingdom	12.0%
United States of America	11.9%
Switzerland	11.4%
Germany	11.0%
Austria	4.3%
Italy	4.2%
Sweden	4.1%
Other	12.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	84.6	83.1
Bonds	4.9	10.2
Short-Term Investments and Net Other Assets	10.5	6.7
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Istituto Finanziario Industriale Spa (IFI) (Italy, Diversified Financial Services)	3.3	2.8
E.ON AG (Germany, Electric Utilities)	2.9	2.4
Renault SA (France, Automobiles)	2.9	2.7
Icade SA (France, Real Estate Management & Development)	2.9	3.4
Nestle SA (Reg.) (Switzerland, Food Products)	2.9	0.0
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.8	2.7
Koninklijke Philips Electronics NV (Netherlands, Household Durables)	2.8	1.9
SES SA FDR (France) unit (Luxembourg, Media)	2.8	3.2
Bayer AG (Germany, Chemicals)	2.7	0.0
Tesco PLC (United Kingdom, Food & Staples Retailing)	2.6	3.1
	28.6
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.3	18.9
Financials	14.2	14.1
Materials	12.3	7.0
Health Care	12.3	14.2
Consumer Staples	8.8	6.7
Industrials	7.2	12.0
Energy	5.2	5.6
Utilities	4.8	2.4
Information Technology	2.5	2.2

Semiannual Report

Europe Capital Appreciation

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 81.3%
	Shares	Value
Argentina - 0.9%
Cresud S.A.C.I.F. y A. sponsored ADR	569,100	$ 13,806,366
Austria - 2.5%
Flughafen Wien AG (e)	360,477	39,308,281
Bermuda - 0.9%
SeaDrill Ltd. (a)(e)	907,600	15,072,509
Canada - 1.5%
European Goldfields Ltd. (a)	2,642,200	13,212,190
New Flyer Industries, Inc.	1,062,300	10,327,252
TOTAL CANADA		23,539,442
Finland - 2.6%
M-real Oyj (B Shares)	2,044,223	14,059,315
UPM-Kymmene Corp.	1,091,400	26,924,838
TOTAL FINLAND		40,984,153
France - 15.5%
Alcatel-Lucent SA	621,300	8,232,225
Alcatel-Lucent SA sponsored ADR (e)	2,428,600	32,178,950
BIC SA	528,283	38,712,060
Compagnie Generale de Geophysique SA (a)	65,400	13,673,202
Eutelsat Communications	1,204,364	29,894,812
Icade SA (e)	604,498	46,408,760
Renault SA (e)	359,600	46,970,776
Sanofi-Aventis sponsored ADR	693,945	31,824,318
TOTAL FRANCE		247,895,103
Germany - 9.5%
Bayer AG (e)	631,266	43,165,969
E.ON AG (e)	312,900	47,057,031
Lanxess AG	576,200	31,624,283
RWE AG	280,600	29,717,394
TOTAL GERMANY		151,564,677
Italy - 1.2%
Ducati Motor Holding Spa (a)	5,029,300	9,903,284
IFIL Finanziaria di Partecipazioni Spa	804,600	8,896,747
TOTAL ITALY		18,800,031
Luxembourg - 4.4%
Acergy SA	1,158,400	24,801,344
SES SA FDR (France) unit	2,289,000	44,979,399
TOTAL LUXEMBOURG		69,780,743
Netherlands - 7.4%
Koninklijke Philips Electronics NV	1,099,700	45,131,688
Nutreco Holding NV (e)	516,900	38,378,732
Reed Elsevier NV	1,800,800	33,936,303
TOTAL NETHERLANDS		117,446,723

	Shares	Value
Norway - 1.8%
Fred Olsen Energy ASA (a)(e)	261,600	$ 13,103,525
TGS Nopec Geophysical Co. ASA (a)	693,050	16,075,992
TOTAL NORWAY		29,179,517
South Africa - 0.9%
Gold Fields Ltd. sponsored ADR	846,000	15,202,620
Sweden - 2.5%
Investor AB (B Shares)	1,459,000	39,525,427
Switzerland - 10.8%
Actelion Ltd. (Reg.) (a)	117,665	28,056,067
Bellevue Group AG	75,418	6,072,278
Bucher Industries AG (e)	169,801	25,585,778
Nestle SA (Reg.)	115,431	45,872,279
Pargesa Holding SA	343,517	37,399,086
Syngenta AG (Switzerland)	152,210	30,213,685
TOTAL SWITZERLAND		173,199,173
Turkey - 0.9%
Selcuk Ecza Deposu Tic AS	3,308,007	14,248,762
United Kingdom - 13.4%
AstraZeneca PLC (United Kingdom)	685,000	37,202,350
Benfield Group PLC	5,444,757	34,510,266
GlaxoSmithKline PLC	1,562,900	45,152,181
Pearson PLC	1,873,400	32,269,805
Peter Hambro Mining PLC (a)	968,958	22,396,148
Tesco PLC	4,530,600	41,760,644
TOTAL UNITED KINGDOM		213,291,394
United States of America - 4.6%
Synthes, Inc.	299,762	39,336,240
Virgin Media, Inc.	1,348,800	34,030,224
TOTAL UNITED STATES OF AMERICA		73,366,464
TOTAL COMMON STOCKS (Cost $1,065,392,400)		1,296,211,385
Nonconvertible Preferred Stocks - 3.3%

Italy - 3.3%
Istituto Finanziario Industriale Spa (IFI) (a) (Cost $29,924,481)	1,332,211	53,174,603
Government Obligations - 7.3%
		Principal Amount (d)
Austria - 1.2%
Austrian Republic 5.625% 7/15/07	EUR	14,275,000	19,526,027
Finland - 1.2%
Finnish Government 5% 7/4/07	EUR	14,275,000	19,508,884
France - 1.2%
French Republic 0% 6/14/07	EUR	14,275,000	19,392,433
Government Obligations - continued
		Principal Amount (d)	Value
Germany - 2.5%
German Federal Republic:
0% 6/13/07	EUR	14,275,000	$ 19,392,201
6% 7/4/07	EUR	14,275,000	19,538,104
TOTAL GERMANY			38,930,305
Netherlands - 1.2%
Dutch Government 3% 7/15/07	EUR	14,275,000	19,438,758
TOTAL GOVERNMENT OBLIGATIONS (Cost $110,124,531)			116,796,407
Money Market Funds - 24.8%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	119,999,406	119,999,406
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	276,014,224	276,014,224
TOTAL MONEY MARKET FUNDS (Cost $396,013,630)		396,013,630
TOTAL INVESTMENT PORTFOLIO - 116.7% (Cost $1,601,455,042)	1,862,196,025
NET OTHER ASSETS - (16.7)%	(266,676,756)
NET ASSETS - 100%	$ 1,595,519,269
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/(Depreciation)
Contracts to Buy
8,733,600 CHF	May 2007	$ 7,240,482	$ 40,482
28,749,685 EUR	May 2007	39,256,659	456,659
13,084,218 GBP	May 2007	26,160,028	260,028
		$ 72,657,169	$ 757,169

(Payable Amount $71,900,000)

The value of contracts to buy as a percentage of net assets - 4.6%
Currency Abbreviations
CHF	-	Swiss franc
EUR	-	European Monetary Unit
GBP	-	British pound
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,392,622
Fidelity Securities Lending Cash Central Fund	1,384,246
Total	$ 3,776,868

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe Capital Appreciation

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $260,490,131) - See accompanying schedule: Unaffiliated issuers (cost $1,205,441,412)	$ 1,466,182,395
Fidelity Central Funds (cost $396,013,630)	396,013,630
Total Investments (cost $1,601,455,042)		$ 1,862,196,025
Cash		1,672,403
Foreign currency held at value (cost $186,134)		186,134
Unrealized appreciation on foreign currency contracts		757,169
Receivable for fund shares sold		6,303,711
Dividends receivable		3,964,952
Interest receivable		3,091,463
Distributions receivable from Fidelity Central Funds		494,665
Prepaid expenses		2,474
Other receivables		750,141
Total assets		1,879,419,137

Liabilities
Payable for investments purchased	$ 2,460,320
Payable for fund shares redeemed	4,061,086
Accrued management fee	954,881
Other affiliated payables	304,497
Other payables and accrued expenses	104,860
Collateral on securities loaned, at value	276,014,224
Total liabilities		283,899,868

Net Assets		$ 1,595,519,269
Net Assets consist of:
Paid in capital		$ 1,273,495,111
Undistributed net investment income		11,968,125
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		48,376,397
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		261,679,636
Net Assets, for 53,241,655 shares outstanding		$ 1,595,519,269
Net Asset Value, offering price and redemption price per share ($1,595,519,269 ÷ 53,241,655 shares)		$ 29.97

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 15,238,745
Interest		2,011,064
Income from Fidelity Central Funds (including $1,384,246 from security lending)		3,776,868
		21,026,677
Less foreign taxes withheld		(1,708,310)
Total income		19,318,367

Expenses
Management fee Basic fee	$ 4,848,640
Performance adjustment	117,210
Transfer agent fees	1,411,813
Accounting and security lending fees	313,699
Custodian fees and expenses	135,887
Independent trustees' compensation	1,948
Registration fees	77,126
Audit	30,960
Legal	7,966
Interest	9,396
Miscellaneous	3,215
Total expenses before reductions	6,957,860
Expense reductions	(295,381)	6,662,479
Net investment income (loss)		12,655,888
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,206,509
Foreign currency transactions	611,181
Total net realized gain (loss)		52,817,690
Change in net unrealized appreciation (depreciation) on: Investment securities	167,665,189
Assets and liabilities in foreign currencies	911,636
Total change in net unrealized appreciation (depreciation)		168,576,825
Net gain (loss)		221,394,515
Net increase (decrease) in net assets resulting from operations		$ 234,050,403

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Europe Capital Appreciation
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,655,888	$ 10,698,160
Net realized gain (loss)	52,817,690	112,082,857
Change in net unrealized appreciation (depreciation)	168,576,825	56,483,312
Net increase (decrease) in net assets resulting from operations	234,050,403	179,264,329
Distributions to shareholders from net investment income	(9,391,804)	(6,124,444)
Distributions to shareholders from net realized gain	(96,052,487)	(53,486,694)
Total distributions	(105,444,291)	(59,611,138)
Share transactions Proceeds from sales of shares	547,740,711	647,405,817
Reinvestment of distributions	99,678,930	55,944,039
Cost of shares redeemed	(251,016,661)	(245,527,974)
Net increase (decrease) in net assets resulting from share transactions	396,402,980	457,821,882
Redemption fees	45,790	201,750
Total increase (decrease) in net assets	525,054,882	577,676,823

Net Assets
Beginning of period	1,070,464,387	492,787,564
End of period (including undistributed net investment income of $11,968,125 and undistributed net investment income of $10,571,012, respectively)	$ 1,595,519,269	$ 1,070,464,387
Other Information Shares
Sold	19,585,405	24,922,851
Issued in reinvestment of distributions	3,751,559	2,608,114
Redeemed	(9,060,749)	(9,853,075)
Net increase (decrease)	14,276,215	17,677,890

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 27.47	$ 23.15	$ 19.63	$ 17.26	$ 13.85	$ 15.43
Income from Investment Operations
Net investment income (loss) D	.26	.38 G	.37	.13 H	.14	.19
Net realized and unrealized gain (loss)	4.71	6.85	3.38	2.46	3.46	(1.60)
Total from investment operations	4.97	7.23	3.75	2.59	3.60	(1.41)
Distributions from net investment income	(.22)	(.30)	(.17)	(.22)	(.19)	(.17)
Distributions from net realized gain	(2.25)	(2.62)	(.06)	-	-	-
Total distributions	(2.47)	(2.92)	(.23)	(.22)	(.19)	(.17)
Redemption fees added to paid in capital D	- J	.01	- J	- J	- J	- J
Net asset value, end of period	$ 29.97	$ 27.47	$ 23.15	$ 19.63	$ 17.26	$ 13.85
Total Return B, C	19.24%	34.81%	19.24%	15.13%	26.36%	(9.29)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.02% A	1.09%	.95%	1.22%	1.39%	1.37%
Expenses net of fee waivers, if any	1.02% A	1.09%	.95%	1.22%	1.39%	1.37%
Expenses net of all reductions	.98% A	.99%	.84%	1.15%	1.32%	1.32%
Net investment income (loss)	1.86% A	1.51% G	1.66%	.69% H	.94%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,595,519	$ 1,070,464	$ 492,788	$ 407,362	$ 394,015	$ 424,006
Portfolio turnover rate F	57% A	143%	133%	119%	184%	121%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%. H Net investment income per share includes approximately $.01 per share received as a result of a reorganization of an issuer that was in bankruptcy. Excluding this non-recurring amount, the ratio of net investment income (loss) to average net assets would have been .65%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan	98.6%
United States of America	1.4%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan	97.7%
United States of America	2.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	97.7
Short-Term Investments and Net Other Assets	1.4	2.3
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Automobiles)	5.7	0.2
Nintendo Co. Ltd. (Software)	3.9	5.1
Canon, Inc. (Office Electronics)	3.4	0.0
NTT DoCoMo, Inc. (Wireless Telecommunication Services)	3.1	0.0
Mizuho Financial Group, Inc. (Commercial Banks)	2.7	5.3
Mitsui & Co. Ltd. (Trading Companies & Distributors)	2.5	0.0
Honda Motor Co. Ltd. (Automobiles)	2.4	0.0
Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	2.4	4.9
Sumitomo Corp. (Trading Companies & Distributors)	2.3	0.0
Sumitomo Metal Industries Ltd. (Metals & Mining)	2.2	3.7
	30.6
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	21.5	10.5
Consumer Discretionary	20.7	26.4
Information Technology	18.9	13.6
Financials	18.0	17.9
Materials	9.2	11.0
Telecommunication Services	4.5	2.3
Health Care	2.7	6.3
Consumer Staples	1.3	3.8
Utilities	1.1	0.0
Energy	0.7	5.9

Semiannual Report

Japan

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 20.7%
Auto Components - 3.2%
Bridgestone Corp.	1,268,100	$ 25,720,481
Denso Corp.	542,300	19,176,330
Stanley Electric Co. Ltd.	662,200	13,155,470
		58,052,281
Automobiles - 8.9%
Honda Motor Co. Ltd.	1,258,000	43,312,939
Isuzu Motors Ltd.	1,366,000	7,178,792
Toyota Motor Corp.	1,669,700	101,367,488
Yamaha Motor Co. Ltd.	288,300	7,616,874
		159,476,093
Hotels, Restaurants & Leisure - 0.1%
Plenus Co. Ltd.	85,900	1,598,923
Household Durables - 4.2%
Casio Computer Co. Ltd. (d)	831,000	16,776,658
Haseko Corp. (a)	5,285,500	17,505,872
Matsushita Electric Industrial Co. Ltd.	458,000	8,898,940
Sekisui House Ltd.	307,000	4,531,441
Sony Corp.	530,400	28,249,103
		75,962,014
Internet & Catalog Retail - 0.5%
Rakuten, Inc.	20,447	8,214,680
Leisure Equipment & Products - 0.8%
Fujifilm Holdings Corp.	156,800	6,411,552
Namco Bandai Holdings, Inc.	244,100	3,967,210
Sega Sammy Holdings, Inc.	178,500	4,040,190
		14,418,952
Media - 0.7%
Fuji Television Network, Inc.	5,296	12,409,779
Multiline Retail - 0.8%
Marui Co. Ltd.	675,500	8,025,800
Mitsukoshi Ltd. (d)	1,043,000	4,996,276
Parco Co. Ltd.	93,200	1,046,717
		14,068,793
Specialty Retail - 1.5%
Nishimatsuya Chain Co. Ltd.	170,000	3,058,269
Yamada Denki Co. Ltd.	252,530	23,336,510
		26,394,779
TOTAL CONSUMER DISCRETIONARY		370,596,294
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 1.0%
Aeon Co. Ltd.	935,300	17,109,455
Household Products - 0.2%
Uni-Charm Corp.	58,900	3,469,581
Personal Products - 0.1%
Milbon Co. Ltd. (d)	74,600	2,300,345
TOTAL CONSUMER STAPLES		22,879,381

	Shares	Value
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Japan Petroleum Exploration Co. Ltd.	47,700	$ 3,378,555
Nippon Oil Corp.	1,094,000	8,402,070
		11,780,625
FINANCIALS - 18.0%
Capital Markets - 1.8%
Daiwa Securities Group, Inc.	800,000	8,911,506
Matsui Securities Co. Ltd.	475,200	3,502,072
Nomura Holdings, Inc.	982,900	18,930,654
		31,344,232
Commercial Banks - 8.1%
Chiba Bank Ltd.	466,000	3,852,143
Mitsubishi UFJ Financial Group, Inc.	2,456	25,665,200
Mizuho Financial Group, Inc.	7,935	47,756,713
Sumitomo Mitsui Financial Group, Inc.	4,887	42,698,544
Sumitomo Trust & Banking Co. Ltd.	2,348,000	22,933,160
Tokyo Tomin Bank Ltd. (d)	76,700	2,651,567
		145,557,327
Consumer Finance - 1.9%
ACOM Co. Ltd. (d)	97,390	3,515,966
Aiful Corp.	409,900	10,205,593
Credit Saison Co. Ltd.	413,700	11,763,711
ORIX Corp.	34,070	9,085,522
		34,570,792
Insurance - 1.0%
Sompo Japan Insurance, Inc.	723,000	8,831,173
T&D Holdings, Inc.	134,850	8,541,342
		17,372,515
Real Estate Management & Development - 5.2%
Cosmos Initia Co. Ltd. (a)	77,000	489,210
Leopalace21 Corp.	721,800	23,668,272
Mitsubishi Estate Co. Ltd.	732,000	22,697,418
Mitsui Fudosan Co. Ltd.	706,000	20,610,437
Sankei Building Co. Ltd.	139,400	1,270,097
Sumitomo Realty & Development Co. Ltd.	314,000	11,591,522
Tokyo Tatemono Co. Ltd.	421,000	5,884,949
Tokyu Land Corp.	569,000	6,436,704
		92,648,609
TOTAL FINANCIALS		321,493,475
HEALTH CARE - 2.7%
Health Care Equipment & Supplies - 0.7%
Olympus Corp.	362,000	12,663,580
Sysmex Corp.	25,400	973,285
		13,636,865
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 2.0%
Daiichi Sankyo Co. Ltd.	301,400	$ 8,993,044
Takeda Pharamaceutical Co. Ltd.	405,200	26,271,378
		35,264,422
TOTAL HEALTH CARE		48,901,287
INDUSTRIALS - 21.5%
Building Products - 1.5%
Asahi Glass Co. Ltd.	2,015,000	27,108,627
Commercial Services & Supplies - 0.4%
Dai Nippon Printing Co. Ltd.	478,000	7,620,257
Construction & Engineering - 1.1%
JGC Corp.	1,288,000	19,788,247
Meisei Industrial Co. Ltd. (a)	98,000	437,945
		20,226,192
Electrical Equipment - 2.8%
Mitsubishi Electric Corp.	1,919,000	18,604,127
Sumitomo Electric Industries Ltd.	2,201,100	31,131,203
		49,735,330
Machinery - 9.0%
Fanuc Ltd.	208,100	20,381,262
Kubota Corp.	2,041,000	19,291,991
Mitsubishi Heavy Industries Ltd.	2,559,000	15,752,616
Mitsui Engineering & Shipbuilding Co. (d)	3,911,000	17,520,429
Nabtesco Corp.	737,000	10,001,486
NGK Insulators Ltd.	700,000	15,280,036
NSK Ltd.	1,798,000	17,402,222
Sumitomo Heavy Industries Ltd.	2,286,000	23,534,289
THK Co. Ltd.	553,800	13,496,893
Toshiba Machine Co. Ltd.	825,000	8,037,530
		160,698,754
Road & Rail - 1.0%
East Japan Railway Co.	2,040	16,544,354
Nippon Express Co. Ltd.	285,000	1,764,472
		18,308,826
Trading Companies & Distributors - 5.3%
Mitsubishi Corp.	385,900	8,227,001
Mitsui & Co. Ltd.	2,503,000	45,013,691
Sumitomo Corp.	2,448,900	41,947,960
		95,188,652
Transportation Infrastructure - 0.4%
Mitsui-Soko Co. Ltd. (d)	781,000	5,606,126
The Sumitomo Warehouse Co. Ltd.	188,000	1,451,419
		7,057,545
TOTAL INDUSTRIALS		385,944,183

	Shares	Value
INFORMATION TECHNOLOGY - 18.9%
Computers & Peripherals - 0.4%
Fujitsu Ltd.	1,120,000	$ 7,040,871
Electronic Equipment & Instruments - 8.1%
Citizen Holdings Co. Ltd.	1,637,400	14,618,519
Dainippon Screen Manufacturing Co. Ltd. (d)	1,268,000	10,673,179
Hoya Corp.	348,200	10,701,222
Kyocera Corp.	173,200	16,887,000
Murata Manufacturing Co. Ltd.	307,200	22,641,704
Nidec Corp. (d)	151,800	9,578,039
Nidec Sankyo Corp. (d)	517,000	3,410,809
Nippon Electric Glass Co. Ltd.	1,769,000	30,279,585
Omron Corp.	246,800	6,612,624
Yamatake Corp.	306,100	7,245,619
Yaskawa Electric Corp. (d)	1,068,000	12,206,665
		144,854,965
IT Services - 0.6%
Nomura Research Institute Ltd.	232,400	6,213,169
TIS, Inc.	191,600	4,384,231
		10,597,400
Office Electronics - 4.5%
Canon, Inc.	1,091,300	61,331,059
Konica Minolta Holdings, Inc.	1,493,000	20,431,110
		81,762,169
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp.	96,500	4,271,636
Rohm Co. Ltd.	98,000	8,852,672
Sumco Corp.	114,200	4,963,116
		18,087,424
Software - 4.3%
Nintendo Co. Ltd.	222,000	69,355,489
Trend Micro, Inc. (d)	244,500	7,604,267
		76,959,756
TOTAL INFORMATION TECHNOLOGY		339,302,585
MATERIALS - 9.2%
Chemicals - 5.5%
JSR Corp.	1,083,100	24,231,141
Kuraray Co. Ltd.	927,500	10,308,159
Mitsubishi Rayon Co. Ltd.	1,360,000	9,454,260
Nitto Denko Corp.	242,500	10,703,965
Shin-Etsu Chemical Co. Ltd.	449,300	29,002,879
Sumitomo Chemical Co. Ltd.	510,000	3,368,852
Tokuyama Corp.	250,000	3,748,611
Tokyo Ohka Kogyo Co. Ltd.	73,200	1,773,168
Toray Industries, Inc.	947,000	6,495,786
		99,086,821
Metals & Mining - 3.7%
JFE Holdings, Inc.	198,700	10,923,496
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Nippon Steel Corp.	2,488,000	$ 16,053,637
Sumitomo Metal Industries Ltd.	7,543,000	38,303,791
		65,280,924
TOTAL MATERIALS		164,367,745
TELECOMMUNICATION SERVICES - 4.5%
Wireless Telecommunication Services - 4.5%
KDDI Corp.	3,218	25,292,314
NTT DoCoMo, Inc.	32,702	55,626,101
		80,918,415
UTILITIES - 1.1%
Electric Utilities - 1.1%
Chubu Electric Power Co., Inc.	219,900	7,066,445
Kansai Electric Power Co., Inc.	166,800	4,668,723
Tokyo Electric Power Co.	234,100	7,781,466
		19,516,634
TOTAL COMMON STOCKS (Cost $1,670,552,569)		1,765,700,624
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	15,299,411	$ 15,299,411
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	56,628,833	56,628,833
TOTAL MONEY MARKET FUNDS (Cost $71,928,244)		71,928,244
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,742,480,813)		1,837,628,868
NET OTHER ASSETS - (2.6)%		(46,805,786)
NET ASSETS - 100%		$ 1,790,823,082
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 379,402
Fidelity Securities Lending Cash Central Fund	248,394
Total	$ 627,796

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $53,694,389) - See accompanying schedule: Unaffiliated issuers (cost $1,670,552,569)	$ 1,765,700,624
Fidelity Central Funds (cost $71,928,244)	71,928,244
Total Investments (cost $1,742,480,813)		$ 1,837,628,868
Receivable for investments sold		33,896,396
Receivable for fund shares sold		1,218,263
Dividends receivable		11,490,040
Distributions receivable from Fidelity Central Funds		99,641
Prepaid expenses		5,635
Other receivables		261,469
Total assets		1,884,600,312

Liabilities
Payable for investments purchased	$ 22,195,693
Payable for fund shares redeemed	13,221,509
Accrued management fee	1,213,930
Other affiliated payables	404,429
Other payables and accrued expenses	112,836
Collateral on securities loaned, at value	56,628,833
Total liabilities		93,777,230

Net Assets		$ 1,790,823,082
Net Assets consist of:
Paid in capital		$ 1,506,664,219
Undistributed net investment income		3,760,453
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		185,360,682
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		95,037,728
Net Assets, for 103,571,045 shares outstanding		$ 1,790,823,082
Net Asset Value, offering price and redemption price per share ($1,790,823,082 ÷ 103,571,045 shares)		$ 17.29

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 13,604,689
Interest		12,739
Income from Fidelity Central Funds (including $248,394 from security lending)		627,796
		14,245,224
Less foreign taxes withheld		(910,608)
Total income		13,334,616

Expenses
Management fee Basic fee	$ 6,380,054
Performance adjustment	320,220
Transfer agent fees	1,963,526
Accounting and security lending fees	399,733
Custodian fees and expenses	161,018
Independent trustees' compensation	2,709
Registration fees	27,011
Audit	37,737
Miscellaneous	2,181
Total expenses before reductions	9,294,189
Expense reductions	(159,279)	9,134,910
Net investment income (loss)		4,199,706
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	185,792,349
Foreign currency transactions	230,767
Total net realized gain (loss)		186,023,116
Change in net unrealized appreciation (depreciation) on: Investment securities	(120,679,187)
Assets and liabilities in foreign currencies	(60,539)
Total change in net unrealized appreciation (depreciation)		(120,739,726)
Net gain (loss)		65,283,390
Net increase (decrease) in net assets resulting from operations		$ 69,483,096

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,199,706	$ 1,415,844
Net realized gain (loss)	186,023,116	89,269,693
Change in net unrealized appreciation (depreciation)	(120,739,726)	21,910,399
Net increase (decrease) in net assets resulting from operations	69,483,096	112,595,936
Distributions to shareholders from net investment income	(1,030,851)	(1,655,031)
Distributions to shareholders from net realized gain	(23,709,588)	(827,515)
Total distributions	(24,740,439)	(2,482,546)
Share transactions Proceeds from sales of shares	286,329,336	1,451,989,405
Reinvestment of distributions	22,903,100	2,233,026
Cost of shares redeemed	(326,872,501)	(878,409,948)
Net increase (decrease) in net assets resulting from share transactions	(17,640,065)	575,812,483
Redemption fees	333,363	2,315,810
Total increase (decrease) in net assets	27,435,955	688,241,683

Net Assets
Beginning of period	1,763,387,127	1,075,145,444
End of period (including undistributed net investment income of $3,760,453 and undistributed net investment income of $1,292,579, respectively)	$ 1,790,823,082	$ 1,763,387,127
Other Information Shares
Sold	16,772,633	83,073,775
Issued in reinvestment of distributions	1,371,443	136,493
Redeemed	(19,195,065)	(50,278,685)
Net increase (decrease)	(1,050,989)	32,931,583

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 16.85	$ 15.00	$ 11.63	$ 11.19	$ 8.25	$ 9.67
Income from Investment Operations
Net investment income (loss) E	.04	.01	.03	(.01)	- I	(.07)
Net realized and unrealized gain (loss)	.64	1.85	3.34	.45	2.93	(1.37)
Total from investment operations	.68	1.86	3.37	.44	2.93	(1.44)
Distributions from net investment income	(.01)	(.02)	-	(.01)	-	-
Distributions from net realized gain	(.23)	(.01)	-	-	-	-
Total distributions	(.24)	(.03)	-	(.01)	-	-
Redemption fees added to paid in capital E	- I	.02	- I	.01	.01	.02
Net asset value, end of period	$ 17.29	$ 16.85	$ 15.00	$ 11.63	$ 11.19	$ 8.25
Total Return B, C, D	4.09%	12.54%	28.98%	4.03%	35.64%	(14.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.04% A	1.08%	1.03%	1.04%	1.03%	1.50%
Expenses net of fee waivers, if any	1.04% A	1.08%	1.03%	1.04%	1.03%	1.50%
Expenses net of all reductions	1.02% A	1.05%	1.02%	1.04%	1.03%	1.50%
Net investment income (loss)	.47% A	.08%	.20%	(.04)%	(.04)%	(.77)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,790,823	$ 1,763,387	$ 1,075,145	$ 647,453	$ 529,352	$ 283,293
Portfolio turnover rate G	238% A	78%	74%	99%	86%	66%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan	98.1%
United States of America	1.6%
Bermuda	0.3%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan	95.1%
United States of America	4.9%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.4	95.1
Short-Term Investments and Net Other Assets	1.6	4.9
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Hitachi Construction Machinery Co. Ltd. (Machinery)	2.5	1.7
C. Uyemura & Co. Ltd. (Chemicals)	2.2	1.8
Star Micronics Co. Ltd. (Electronic Equipment & Instruments)	1.9	1.2
Hikari Tsushin, Inc. (Specialty Retail)	1.8	0.8
Token Corp. (Household Durables)	1.6	2.6
Hogy Medical Co. (Health Care Equipment & Supplies)	1.6	1.0
Nippon Seiki Co. Ltd. (Auto Components)	1.6	1.5
Murata Manufacturing Co. Ltd. (Electronic Equipment & Instruments)	1.6	1.7
Yamada Denki Co. Ltd. (Specialty Retail)	1.6	2.3
NGK Insulators Ltd. (Machinery)	1.5	0.0
	17.9
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	25.5	23.0
Consumer Discretionary	24.0	22.5
Information Technology	19.0	24.7
Materials	10.4	7.3
Financials	9.3	9.6
Health Care	5.3	3.3
Consumer Staples	3.9	3.2
Energy	0.6	1.0
Utilities	0.4	0.0
Telecommunication Services	0.0	0.5

Semiannual Report

Japan Smaller Companies

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 24.0%
Auto Components - 6.0%
F-Tech, Inc.	271,900	$ 5,840,119
Fine Sinter Co. Ltd.	397,000	1,552,603
Fuji Kiko Co. Ltd. (d)	716,000	1,929,489
H-One Co. Ltd. (d)	326,700	4,860,249
Keihin Corp.	92,900	1,991,057
Koito Manufacturing Co. Ltd.	244,000	2,852,424
NHK Spring Co. Ltd.	621,000	5,337,152
Nippon Seiki Co. Ltd.	675,000	14,472,610
Nissin Kogyo Co. Ltd.	123,300	3,273,591
Toyota Boshoku Corp.	227,800	5,245,155
Toyota Industries Corp.	86,700	4,085,596
TS tech Co. Ltd. (d)	85,500	2,748,137
		54,188,182
Automobiles - 0.4%
Yachiyo Industry Co. Ltd.	187,500	3,433,319
Distributors - 0.1%
Jin Co. Ltd.	189,000	624,237
Diversified Consumer Services - 0.6%
Best Bridal, Inc.	1,576	3,517,339
Novarese, Inc.	86	124,899
Take & Give Needs Co. Ltd.	3,128	2,124,277
		5,766,515
Hotels, Restaurants & Leisure - 1.4%
Round One Corp.	783	1,618,352
St. Marc Holdings Co. Ltd.	31,500	1,704,024
VIA Holdings, Inc. (a)	12,700	104,732
Zensho Co. Ltd. (d)	978,108	9,115,199
		12,542,307
Household Durables - 3.2%
Casio Computer Co. Ltd. (d)	553,700	11,178,382
Juki Corp.	459,000	2,958,891
Token Corp. (d)	294,190	14,739,025
		28,876,298
Internet & Catalog Retail - 0.9%
ASKUL Corp.	98,900	1,750,899
DeNA Co. Ltd. (a)	579	1,967,826
Felissimo Corp. (d)	96,100	2,292,641
Rakuten, Inc.	4,145	1,665,274
		7,676,640
Leisure Equipment & Products - 0.5%
Endo Manufacturing Co. Ltd.	249,800	1,304,725
Namco Bandai Holdings, Inc.	195,700	3,180,594
		4,485,319
Media - 0.2%
WOWOW INC.	295	814,824
Zenrin Co. Ltd. (d)	44,000	1,225,567
		2,040,391

	Shares	Value
Multiline Retail - 0.7%
The Daimaru, Inc.	532,000	$ 6,318,292
Specialty Retail - 7.5%
Alpen Co. Ltd.	129,600	2,639,149
Hikari Tsushin, Inc. (d)	407,300	16,226,802
KOMERI Co. Ltd.	68,200	2,066,351
Nishimatsuya Chain Co. Ltd.	700,900	12,609,062
PC Depot Corp. (d)	3,314	896,496
Shimachu Co. Ltd.	210,100	5,699,820
Shimamura Co. Ltd.	27,100	2,955,626
United Arrows Ltd.	195,400	3,457,801
USS Co. Ltd.	102,030	6,437,808
Yamada Denki Co. Ltd.	149,450	13,810,801
		66,799,716
Textiles, Apparel & Luxury Goods - 2.5%
Asics Corp.	800,000	10,074,844
Japan Vilene Co. Ltd. (d)	486,000	2,955,379
Seiren Co. Ltd. (d)	970,800	9,333,111
		22,363,334
TOTAL CONSUMER DISCRETIONARY		215,114,550
CONSUMER STAPLES - 3.9%
Food & Staples Retailing - 2.5%
Cosmos Pharmaceutical Corp. (d)	281,100	5,217,095
Create SD Co. Ltd.	98,500	1,658,736
Daikokutenbussan Co. Ltd.	241,400	2,815,925
Kirindo Co. Ltd. (d)	264,600	2,465,048
Valor Co. Ltd. (d)	827,500	9,881,995
		22,038,799
Food Products - 1.2%
Ariake Japan Co. Ltd.	60,400	1,240,928
Frente Co. Ltd.	179,500	3,338,350
Hokuto Corp. (d)	136,300	2,174,159
Nichirei Corp.	329,000	1,967,161
Toyo Suisan Kaisha Ltd.	116,000	2,310,220
		11,030,818
Personal Products - 0.2%
Artnature, Inc.	40,500	1,827,195
TOTAL CONSUMER STAPLES		34,896,812
ENERGY - 0.6%
Energy Equipment & Services - 0.6%
Shinko Plantech Co. Ltd.	542,000	5,395,849
FINANCIALS - 9.3%
Capital Markets - 1.1%
E*TRADE Securities Co. Ltd. (d)	3,184	3,429,822
Matsui Securities Co. Ltd. (d)	318,100	2,344,295
Risa Partners, Inc. (d)	1,466	3,943,987
		9,718,104
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 3.6%
Bank of Yokohama Ltd.	1,210,000	$ 8,859,560
Chiba Bank Ltd.	1,025,000	8,473,061
The Keiyo Bank Ltd.	1,280,000	7,330,035
Tokyo Tomin Bank Ltd. (d)	209,300	7,235,631
		31,898,287
Diversified Financial Services - 0.3%
Japan Securities Finance Co. Ltd.	184,200	2,618,178
Real Estate Management & Development - 3.9%
Arealink Co. Ltd.	1,501	994,129
Cosmos Initia Co. Ltd. (a)	403,000	2,560,409
Daibiru Corp. (d)	344,900	5,125,209
Daiwasystem Co. Ltd.	211,700	5,146,636
Heiwa Real Estate Co. Ltd.	668,000	4,427,795
Joint Corp.	57,500	1,900,249
Land Co. Ltd.	291	481,703
NTT Urban Development Co.	1,247	2,962,186
Sankei Building Co. Ltd. (d)	442,500	4,031,694
Sumitomo Realty & Development Co. Ltd.	78,000	2,879,423
Suruga Corp.	91,700	1,886,285
Tokyu Community Corp.	24,100	671,652
Tokyu Land Corp.	181,000	2,047,528
		35,114,898
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	554	3,848,832
TOTAL FINANCIALS		83,198,299
HEALTH CARE - 5.3%
Health Care Equipment & Supplies - 3.6%
Hogy Medical Co. (d)	308,100	14,644,293
Nakanishi, Inc.	25,900	3,040,296
Nipro Corp. (d)	161,000	3,102,485
Sysmex Corp. (d)	291,500	11,169,791
		31,956,865
Life Sciences Tools & Services - 0.5%
Shin Nippon Biomedical Laboratories Ltd. (d)	266,700	3,986,715
Soiken Holdings, Inc. (d)	658	501,415
		4,488,130
Pharmaceuticals - 1.2%
Hisamitsu Pharmaceutical Co., Inc.	206,700	6,169,718
Nichi-iko Pharmaceutical Co. Ltd.	6,000	109,640
Sawai Pharmaceutical Co. Ltd. (d)	89,900	3,734,104
Towa Pharmaceutical Co. Ltd.	32,000	1,223,341
		11,236,803
TOTAL HEALTH CARE		47,681,798

	Shares	Value
INDUSTRIALS - 25.5%
Air Freight & Logistics - 1.3%
Kintetsu World Express, Inc.	167,900	$ 6,057,040
Yusen Air & Sea Service Co. Ltd. (d)	203,300	5,375,801
		11,432,841
Building Products - 0.6%
Comany, Inc.	326,000	5,183,871
Wavelock Holdings Co. Ltd. (d)	52,000	289,469
		5,473,340
Commercial Services & Supplies - 3.3%
Asahi Pretec Corp.	38,900	974,403
Asia Media Co. Ltd.	319,000	2,274,948
Career Design Center Co. Ltd. (e)	3,066	6,270,702
Certo Corp.	85,250	1,831,478
Gakujo Co. Ltd. (d)	325,300	1,843,049
Intelligence Ltd. (d)	2,968	7,691,206
Nihonwasou Holdings, Inc.	849	472,085
TFP Consulting Group Co. Ltd.	1,233	3,055,016
The Goodwill Group, Inc. (d)	8,643	5,426,087
		29,838,974
Construction & Engineering - 1.6%
Chiyoda Corp.	326,000	7,480,484
Kandenko Co. Ltd.	500,000	3,175,936
Meisei Industrial Co. Ltd. (a)(d)	735,000	3,284,585
		13,941,005
Electrical Equipment - 3.4%
Aichi Electric Co. Ltd.	25,000	84,501
Daihen Corp.	696,000	4,206,610
Densei-Lambda KK (d)	39,700	561,067
Endo Lighting Corp.	319,600	1,860,725
Furukawa Electric Co. Ltd.	1,411,000	8,614,282
Iwabuchi Corp.	121,000	684,715
Nippon Carbon Co. Ltd.	990,000	3,907,522
Sansha Electric Manufacturing Co. Ltd.	19,000	171,706
Sec Carbon Ltd.	30,000	432,995
Sumitomo Wiring Systems Ltd.	340,000	6,339,436
Takaoka Electric Mfg. Co. Ltd. (d)	232,000	490,918
Terasaki Electric Co. Ltd.	89,000	1,303,675
Toyo Tanso Co. Ltd. (d)	15,500	1,645,292
		30,303,444
Machinery - 10.0%
Harmonic Drive Systems, Inc. (d)	393	2,145,045
Hitachi Construction Machinery Co. Ltd.	726,000	22,660,166
Japan Steel Works Ltd.	625,000	7,369,937
Makino Milling Machine Co. Ltd.	285,000	3,879,605
Miyachi Corp.	64,000	1,121,503
Nabtesco Corp.	205,000	2,781,960
Namura Shipbuilding Co. Ltd.	8,100	100,488
NGK Insulators Ltd.	626,000	13,664,718
Nihon Trim Co. Ltd. (d)	17,200	609,755
NSK Ltd.	660,000	6,387,913
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
NTN Corp.	1,256,000	$ 10,421,949
Obara Corp.	75	1,424
Okuma Corp.	229,000	2,735,286
Organo Corp. (d)	166,000	2,404,140
OSG Corp. (d)	119,500	1,676,161
Produce Co. Ltd. (a)	99	469,012
Sumitomo Heavy Industries Ltd.	332,000	3,417,928
Taiho Kogyo Co. Ltd.	391,500	5,519,851
TCM Corp. (d)	833,000	2,442,433
		89,809,274
Marine - 0.7%
Daiichi Chuo Kisen Kaisha	241,000	803,426
Iino Kaiun Kaisha Ltd.	434,800	5,186,171
		5,989,597
Road & Rail - 0.9%
Hamakyorex Co. Ltd. (d)	173,800	4,541,481
Ichinen Co. Ltd.	411,100	1,872,679
Keio Corp.	70,000	492,596
Nishi-Nippon Railroad Co. Ltd.	247,000	1,010,867
		7,917,623
Trading Companies & Distributors - 3.4%
Itochu Corp.	1,300,000	12,801,177
Marubeni Corp.	2,162,000	12,983,649
Meiji Electric Industries Co. Ltd.	65,600	791,827
Sojitz Corp. (a)	1,146,400	4,332,749
		30,909,402
Transportation Infrastructure - 0.3%
The Sumitomo Warehouse Co. Ltd.	368,000	2,841,076
TOTAL INDUSTRIALS		228,456,576
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 0.5%
Mitsui Knowledge Industry Co. Ltd.	15,476	4,411,650
Electronic Equipment & Instruments - 11.3%
A&D Co. Ltd. (d)	271,200	5,179,181
Canon Electronics, Inc.	316,000	10,103,657
Dai-ichi Seiko Co. Ltd.	52,700	1,251,688
Excel Co. Ltd.	111,600	1,938,581
Forval Corp.	86,800	261,051
Hamamatsu Photonics KK (d)	370,600	10,695,976
Honda Tsushin Kogyo Co. Ltd. (d)	20,200	77,740
Ibiden Co. Ltd.	119,500	6,793,397
Iriso Electronics Co. Ltd.	33,400	919,963
Meiko Electronics Co. Ltd. (d)	433,200	13,205,338
Murata Manufacturing Co. Ltd.	190,700	14,055,251
Nagano Keiki Co. Ltd.	249,320	3,809,778
Nidec Corp.	46,400	2,927,675
Nippon Electric Glass Co. Ltd.	100,000	1,711,678

	Shares	Value
Optoelectronics Co. Ltd. (d)	79,900	$ 955,655
Seikoh Giken Co. Ltd.	5,500	120,078
Shibaura Electronics Co. Ltd.	89,700	1,617,500
Shizuki Electric Co., Inc.	238,000	723,016
Star Micronics Co. Ltd.	716,000	17,315,067
Sunx Ltd. (d)	966,100	7,328,438
Yokogawa Electric Corp.	63,400	934,855
		101,925,563
IT Services - 2.9%
Bit-isle, Inc. (d)	1,448	1,523,160
CAC Corp. (d)	561,800	4,499,060
Hitachi Systems & Services Ltd.	129,400	2,751,127
INTEC Holdings Ltd. (a)	448,700	5,923,352
Otsuka Corp. (d)	113,600	10,957,596
		25,654,295
Office Electronics - 1.1%
Canon Fintech, Inc.	209,300	3,728,216
Konica Minolta Holdings, Inc.	447,500	6,123,859
		9,852,075
Semiconductors & Semiconductor Equipment - 2.5%
Axell Corp.	1,619	4,989,345
Disco Corp.	41,800	2,597,330
Elpida Memory, Inc. (a)(d)	33,900	1,428,467
Micronics Japan Co. Ltd.	297,600	10,293,043
NuFlare Technology, Inc.	8	22,031
Sumco Corp.	46,600	2,025,230
United Technology Holdings Co. Ltd. (a)	693	1,142,722
		22,498,168
Software - 0.7%
Alpha Systems, Inc. (d)	112,300	3,024,818
AQ Interactive, Inc.	439	1,216,280
Cybernet Systems Co. Ltd. (d)	2,337	1,309,535
KOEI Co. Ltd. (d)	58,400	926,347
		6,476,980
TOTAL INFORMATION TECHNOLOGY		170,818,731
MATERIALS - 10.4%
Chemicals - 6.7%
Adeka Corp.	265,600	2,901,975
Air Water, Inc.	319,000	3,437,426
C. Uyemura & Co. Ltd.	326,900	20,077,500
FCM Co. Ltd.	27,800	986,624
Lintec Corp.	511,700	10,633,476
Nifco, Inc.	43,200	1,021,035
Sakai Chemical Industry Co. Ltd.	537,000	3,970,561
Soken Chemical & Engineer Co. Ltd. (d)	41,700	815,208
Taiyo Kagaku Co. Ltd.	311,700	2,633,339
The Nippon Synthetic Chemical Industry Co. Ltd.	26,000	111,186
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Tohcello Co. Ltd. (d)	567,000	$ 5,977,351
Tokai Carbon Co. Ltd. (d)	921,000	7,929,915
		60,495,596
Containers & Packaging - 0.2%
Fuji Seal International, Inc. (d)	83,100	1,687,808
Metals & Mining - 3.5%
Chubu Steel Plate Co. Ltd.	109,500	1,087,393
Chuo Denki Kogyo Co. Ltd.	191,000	1,222,938
Hitachi Metals Ltd.	222,000	2,377,369
Nippon Denko Co. Ltd. (d)	2,105,000	11,562,202
Nippon Yakin Kogyo Co. Ltd. (d)	821,000	8,316,037
Pacific Metals Co. Ltd.	280,000	4,458,488
Sumitomo Light Metal Industries Ltd. (d)	375,000	829,317
Toho Zinc Co. Ltd.	52,000	449,817
Yamato Kogyo Co. Ltd.	28,600	938,865
		31,242,426
TOTAL MATERIALS		93,425,830
UTILITIES - 0.4%
Electric Utilities - 0.4%
Chugokun Electric Power Co.	41,900	930,527
Kyushu Electric Power Co., Inc.	33,400	940,944
Shikoku Electric Power Co., Inc.	38,900	953,952
Tohoku Electric Power Co., Inc.	37,800	902,769
		3,728,192
TOTAL COMMON STOCKS (Cost $757,200,092)		882,716,637
Money Market Funds - 12.4%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	12,881,409	$ 12,881,409
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	98,531,793	98,531,793
TOTAL MONEY MARKET FUNDS (Cost $111,413,202)		111,413,202
TOTAL INVESTMENT PORTFOLIO - 110.8% (Cost $868,613,294)		994,129,839
NET OTHER ASSETS - (10.8)%		(96,668,751)
NET ASSETS - 100%		$ 897,461,088
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 506,279
Fidelity Securities Lending Cash Central Fund	813,375
Total	$ 1,319,654
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Career Design Center Co. Ltd.	$ 9,006,840	$ -	$ 587,738	$ 15,766	$ 6,270,702

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $93,548,328) - See accompanying schedule: Unaffiliated issuers (cost $749,464,693)	$ 876,445,935
Fidelity Central Funds (cost $111,413,202)	111,413,202
Other affiliated issuers (cost $7,735,399)	6,270,702
Total Investments (cost $868,613,294)		$ 994,129,839
Receivable for investments sold		11,971,810
Receivable for fund shares sold		211,365
Dividends receivable		4,870,058
Distributions receivable from Fidelity Central Funds		65,436
Prepaid expenses		4,613
Other receivables		301,450
Total assets		1,011,554,571

Liabilities
Payable to custodian bank	$ 1,023,748
Payable for investments purchased	9,436,379
Payable for fund shares redeemed	4,219,268
Accrued management fee	551,722
Other affiliated payables	206,382
Other payables and accrued expenses	124,191
Collateral on securities loaned, at value	98,531,793
Total liabilities		114,093,483

Net Assets		$ 897,461,088
Net Assets consist of:
Paid in capital		$ 715,047,760
Undistributed net investment income		1,306,596
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		55,631,395
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		125,475,337
Net Assets, for 73,918,800 shares outstanding		$ 897,461,088
Net Asset Value, offering price and redemption price per share ($897,461,088 ÷ 73,918,800 shares)		$ 12.14

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends (including $15,766 received from other affiliated issuers)		$ 5,859,605
Interest		5,475
Income from Fidelity Central Funds (including $813,375 from security lending)		1,319,654
		7,184,734
Less foreign taxes withheld		(410,172)
Total income		6,774,562

Expenses
Management fee	$ 3,705,376
Transfer agent fees	1,076,913
Accounting and security lending fees	249,312
Custodian fees and expenses	263,969
Independent trustees' compensation	1,664
Registration fees	20,702
Audit	31,186
Miscellaneous	1,355
Total expenses before reductions	5,350,477
Expense reductions	(118,082)	5,232,395
Net investment income (loss)		1,542,167
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	57,349,224
Other affiliated issuers	(405,022)
Foreign currency transactions	(68,387)
Total net realized gain (loss)		56,875,815
Change in net unrealized appreciation (depreciation) on: Investment securities	(133,360,562)
Assets and liabilities in foreign currencies	10,271
Total change in net unrealized appreciation (depreciation)		(133,350,291)
Net gain (loss)		(76,474,476)
Net increase (decrease) in net assets resulting from operations		$ (74,932,309)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Japan Smaller Companies
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,542,167	$ 1,483,059
Net realized gain (loss)	56,875,815	72,603,100
Change in net unrealized appreciation (depreciation)	(133,350,291)	(136,387,455)
Net increase (decrease) in net assets resulting from operations	(74,932,309)	(62,301,296)
Distributions to shareholders from net investment income	(857,663)	(2,096,615)
Distributions to shareholders from net realized gain	(30,875,837)	(87,009,291)
Total distributions	(31,733,500)	(89,105,906)
Share transactions Proceeds from sales of shares	43,715,291	937,781,955
Reinvestment of distributions	27,705,531	81,250,595
Cost of shares redeemed	(284,588,192)	(1,059,732,471)
Net increase (decrease) in net assets resulting from share transactions	(213,167,370)	(40,699,921)
Redemption fees	55,191	2,673,266
Total increase (decrease) in net assets	(319,777,988)	(189,433,857)

Net Assets
Beginning of period	1,217,239,076	1,406,672,933
End of period (including undistributed net investment income of $1,306,596 and undistributed net investment income of $1,482,630, respectively)	$ 897,461,088	$ 1,217,239,076
Other Information Shares
Sold	3,422,928	57,660,133
Issued in reinvestment of distributions	2,141,076	5,471,421
Redeemed	(22,301,568)	(71,185,943)
Net increase (decrease)	(16,737,564)	(8,054,389)

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.43	$ 14.25	$ 11.58	$ 10.35	$ 6.52	$ 6.97
Income from Investment Operations
Net investment income (loss) E	.02	.01	.03	.01	.01	- I
Net realized and unrealized gain (loss)	(.94)	- I	2.69	1.20	3.81	(.47)
Total from investment operations	(.92)	.01	2.72	1.21	3.82	(.47)
Distributions from net investment income	(.01)	(.02)	(.01)	(.02)	-	-
Distributions from net realized gain	(.36)	(.83)	(.05)	-	-	-
Total distributions	(.37)	(.85)	(.06)	(.02)	-	-
Redemption fees added to paid in capital E	- I	.02	.01	.04	.01	.02
Net asset value, end of period	$ 12.14	$ 13.43	$ 14.25	$ 11.58	$ 10.35	$ 6.52
Total Return B, C, D	(7.02)%	(.36)%	23.69%	12.12%	58.74%	(6.46)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.03% A	1.02%	1.02%	1.04%	1.12%	1.19%
Expenses net of fee waivers, if any	1.03% A	1.02%	1.02%	1.04%	1.12%	1.19%
Expenses net of all reductions	1.01% A	1.01%	1.01%	1.04%	1.12%	1.19%
Net investment income (loss)	.30% A	.09%	.22%	.11%	.19%	(.06)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 897,461	$ 1,217,239	$ 1,406,673	$ 1,279,091	$ 931,728	$ 408,611
Portfolio turnover rate G	79% A	98%	65%	57%	43%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Brazil	58.2%
Mexico	29.3%
Chile	7.4%
United States of America	2.6%
Luxembourg	0.9%
Bermuda	0.5%
Panama	0.4%
United Kingdom	0.4%
Argentina	0.2%
Other	0.1%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Brazil	53.9%
Mexico	34.3%
Chile	6.4%
United States of America	3.4%
Spain	0.8%
Panama	0.6%
Cayman Islands	0.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.0	97.3
Short-Term Investments and Net Other Assets	2.0	2.7
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
America Movil SA de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	11.9	11.4
Companhia Vale do Rio Doce (PN-A) (Brazil, Metals & Mining)	7.0	2.3
Petroleo Brasileiro SA Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	6.4	6.0
Petroleo Brasileiro SA Petrobras (Brazil, Oil, Gas & Consumable Fuels)	4.8	4.4
Companhia Vale do Rio Doce sponsored ADR (Brazil, Metals & Mining)	4.8	2.7
Banco Itau Holding Financeira SA (non-vtg.) (Brazil, Commercial Banks)	4.5	4.8
Banco Bradesco SA (PN) (Brazil, Commercial Banks)	4.4	4.8
Uniao de Bancos Brasileiros SA (Unibanco) (Brazil, Commercial Banks)	4.4	4.5
Grupo Televisa SA de CV (Mexico, Media)	3.3	3.3
Cemex SA de CV sponsored ADR (Mexico, Construction Materials)	2.9	5.4
	54.4
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Materials	24.1	21.9
Telecommunication Services	15.6	14.1
Financials	15.4	16.6
Energy	11.6	10.4
Consumer Discretionary	8.7	8.7
Industrials	8.1	10.2
Consumer Staples	8.1	9.7
Utilities	4.6	4.5
Health Care	1.0	0.6
Information Technology	0.8	0.6

Semiannual Report

Latin America

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Argentina - 0.2%
Inversiones y Representaciones SA sponsored GDR (a)	285,600	$ 5,974,752
Bahamas (Nassau) - 0.1%
Ultrapetrol (Bahamas) Ltd.	279,300	5,865,300
Bermuda - 0.5%
Credicorp Ltd. (NY Shares)	75,700	3,950,026
Dufry South America Ltd. unit	781,228	14,778,537
TOTAL BERMUDA		18,728,563
Brazil - 58.1%
AES Tiete SA (PN) (non-vtg.)	486,700,000	16,692,050
All America Latina Logistica SA unit	2,704,200	31,889,151
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	612,300	33,670,377
Banco Bradesco SA:
(PN)	2,439,508	51,901,875
(PN) sponsored ADR (d)	5,962,100	126,515,762
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	2,677,040	103,914,190
sponsored ADR (non-vtg.) (d)	1,968,400	75,940,872
Banco Nossa Caixa SA	889,000	13,855,680
Brascan Residential Properties SA	1,898,600	14,403,687
Brasil Telecom Participacoes SA sponsored ADR (a)	586,200	31,086,186
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR (d)	1,229,226	71,811,383
sponsored ADR	74,145	4,235,162
Companhia de Saneamento de Minas Gerais	1,379,600	17,692,394
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	537,000	23,096,370
Companhia Vale do Rio Doce:
(PN-A)	870,400	29,915,723
(PN-A) sponsored ADR	7,392,300	252,742,737
sponsored ADR	4,763,500	193,445,735
Cosan SA Industria E Comercio (a)	311,500	6,235,510
Diagnosticos da America SA	210,700	4,555,228
Duratex SA (PN)	2,454,000	54,669,988
Eletropaulo Metropolitana SA (PN-B)	292,450,000	15,023,412
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	313,200	14,692,212
Empresa Nacional de Comercio Redito e Participacoes SA (PN)	11,465,310	60,279
Gafisa SA (a)	1,299,700	18,277,031
Gafisa SA ADR (a)	107,200	3,001,600
GVT Holding SA	1,779,700	22,473,609
JBS SA	4,754,000	18,336,724
Klabin Segall SA	943,300	7,985,976
Localiza Rent a Car SA	3,184,500	32,514,696
Lojas Renner SA	1,790,000	24,652,958
LPS Brasil Consultoria de Imoveis SA	514,600	5,304,790
Medial Saude SA	1,921,200	27,375,590

	Shares	Value
Petroleo Brasileiro SA Petrobras:
(ON)	192,200	$ 4,896,605
(PN) (non-vtg.)	3,087,880	69,337,714
(PN) sponsored ADR (non-vtg.) (d)	2,095,300	186,942,666
sponsored ADR (d)	1,876,230	189,930,763
Profarma Distribuidora de Produtos Farmaceuticos SA	511,000	7,683,078
Sao Carlos Empreen E Part SA	478,500	3,785,304
Submarino SA	1,371,300	49,651,679
TAM SA:
(PN) (ltd.-vtg.)	1,223,900	31,728,068
(PN) sponsored ADR (ltd. vtg.) (d)	554,100	14,256,993
Terna Participacoes SA unit	1,248,500	15,949,784
TIM Participacoes SA	1,833,200,000	6,584,460
TIM Participacoes SA sponsored ADR (non-vtg.)	360,000	12,981,600
Totvs SA	1,096,900	31,798,890
Tractebel Energia SA	1,875,300	16,447,575
Uniao de Bancos Brasileiros SA (Unibanco):
unit	431,200	4,205,641
GDR	1,772,700	172,058,262
Usinas Siderurgicas de Minas Gerais SA	266,800	14,813,483
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	1,427,300	66,624,165
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	96,565	1,935,855
sponsored ADR (non-vtg.) (d)	4,326,850	86,450,463
TOTAL BRAZIL		2,336,031,985
Chile - 7.4%
Capital SA	3,837,951	70,836,522
Empresa Nacional de Electricidad SA sponsored ADR	768,000	37,271,040
Enersis SA sponsored ADR	1,544,100	29,245,254
Inversiones Aguas Metropolitanas SA ADR (e)	1,584,700	39,199,125
Lan Airlines SA sponsored ADR (d)	1,394,000	101,971,100
Masisa SA	41,861,604	10,354,885
Vina Concha y Toro SA sponsored ADR	217,750	7,989,248
TOTAL CHILE		296,867,174
Luxembourg - 0.9%
Tenaris SA sponsored ADR	425,400	19,721,544
Ternium SA sponsored ADR (a)(d)	632,600	17,016,940
TOTAL LUXEMBOURG		36,738,484
Mexico - 29.3%
Alsea SAB de CV	12,220,400	20,865,159
America Movil SA de CV Series L sponsored ADR	9,095,200	477,770,854
Axtel SAB de CV unit (a)	5,595,480	26,311,115
Banco Compartamos SA de CV	5,127,100	25,873,544
Common Stocks - continued
	Shares	Value
Mexico - continued
Cemex SA de CV sponsored ADR	3,535,088	$ 114,890,360
Corporacion Geo SA de CV Series B (a)	8,481,700	46,473,053
Fomento Economico Mexicano SA de CV sponsored ADR	1,036,465	111,616,916
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	507,500	22,949,150
Grupo Televisa SA de CV	1,507,400	8,464,441
Grupo Televisa SA de CV (CPO) sponsored ADR	4,398,800	123,386,340
Industrias Penoles SA de CV	2,305,800	28,444,860
Telefonos de Mexico SA de CV Series L sponsored ADR (d)	1,251,500	42,726,210
Urbi, Desarrollos Urbanos, SA de CV (a)	9,471,900	39,574,714
Wal-Mart de Mexico SA de CV Series V	22,115,116	86,725,549
TOTAL MEXICO		1,176,072,265
Panama - 0.4%
Copa Holdings SA Class A	281,900	17,162,072
United Kingdom - 0.4%
COSAN SA Industria e Comercio warrants (Deutsche Bank Warrant Program) 7/25/07 (a)(e)	221,518	4,434,278
SABMiller PLC	507,800	12,082,316
TOTAL UNITED KINGDOM		16,516,594
United States of America - 0.6%
Southern Copper Corp. (d)	304,742	24,470,783
TOTAL COMMON STOCKS (Cost $2,412,287,059)		3,934,427,972
Nonconvertible Preferred Stocks - 0.1%

Brazil - 0.1%
Brasil Telecom Participacoes SA (PN) (a) (Cost $3,912,287)	379,300,000	4,040,499
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	121,756,435	$ 121,756,435
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	70,651,725	70,651,725
TOTAL MONEY MARKET FUNDS (Cost $192,408,160)		192,408,160
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $2,608,607,506)		4,130,876,631
NET OTHER ASSETS - (2.8)%		(111,705,216)
NET ASSETS - 100%		$ 4,019,171,415
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,633,403 or 1.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,398,942
Fidelity Securities Lending Cash Central Fund	147,388
Total	$ 2,546,330

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $68,009,142) - See accompanying schedule: Unaffiliated issuers (cost $2,416,199,346)	$ 3,938,468,471
Fidelity Central Funds (cost $192,408,160)	192,408,160
Total Investments (cost $2,608,607,506)		$ 4,130,876,631
Cash		285,337
Foreign currency held at value (cost $226,840)		228,422
Receivable for investments sold		1,145,513
Receivable for fund shares sold		9,765,754
Dividends receivable		15,839,848
Distributions receivable from Fidelity Central Funds		444,199
Prepaid expenses		13,188
Other receivables		167,108
Total assets		4,158,766,000

Liabilities
Payable for investments purchased	$ 54,543,321
Payable for fund shares redeemed	10,933,495
Accrued management fee	2,361,713
Other affiliated payables	748,763
Other payables and accrued expenses	355,568
Collateral on securities loaned, at value	70,651,725
Total liabilities		139,594,585

Net Assets		$ 4,019,171,415
Net Assets consist of:
Paid in capital		$ 2,433,940,343
Undistributed net investment income		19,512,206
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		43,470,905
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,522,247,961
Net Assets, for 82,678,993 shares outstanding		$ 4,019,171,415
Net Asset Value, offering price and redemption price per share ($4,019,171,415 ÷ 82,678,993 shares)		$ 48.61

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 50,874,950
Interest		8,047
Income from Fidelity Central Funds (including $147,388 from security lending)		2,546,330
		53,429,327
Less foreign taxes withheld		(5,515,570)
Total income		47,913,757

Expenses
Management fee	$ 13,069,885
Transfer agent fees	3,702,609
Accounting and security lending fees	745,481
Custodian fees and expenses	973,036
Independent trustees' compensation	5,561
Registration fees	124,363
Audit	48,373
Legal	20,088
Interest	6,626
Miscellaneous	5,142
Total expenses before reductions	18,701,164
Expense reductions	(267,129)	18,434,035
Net investment income (loss)		29,479,722
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	88,105,108
Foreign currency transactions	(326,953)
Total net realized gain (loss)		87,778,155
Change in net unrealized appreciation (depreciation) on: Investment securities	573,486,093
Assets and liabilities in foreign currencies	(34,732)
Total change in net unrealized appreciation (depreciation)		573,451,361
Net gain (loss)		661,229,516
Net increase (decrease) in net assets resulting from operations		$ 690,709,238

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Latin America
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 29,479,722	$ 57,985,237
Net realized gain (loss)	87,778,155	36,588,919
Change in net unrealized appreciation (depreciation)	573,451,361	585,339,744
Net increase (decrease) in net assets resulting from operations	690,709,238	679,913,900
Distributions to shareholders from net investment income	(48,023,908)	(25,559,551)
Distributions to shareholders from net realized gain	(60,491,350)	(20,858,777)
Total distributions	(108,515,258)	(46,418,328)
Share transactions Proceeds from sales of shares	1,004,007,903	2,691,422,984
Reinvestment of distributions	105,191,757	44,620,920
Cost of shares redeemed	(795,732,678)	(1,635,956,243)
Net increase (decrease) in net assets resulting from share transactions	313,466,982	1,100,087,661
Redemption fees	1,037,867	4,806,595
Total increase (decrease) in net assets	896,698,829	1,738,389,828

Net Assets
Beginning of period	3,122,472,586	1,384,082,758
End of period (including undistributed net investment income of $19,512,206 and undistributed net investment income of $48,654,473, respectively)	$ 4,019,171,415	$ 3,122,472,586
Other Information Shares
Sold	22,324,899	73,372,373
Issued in reinvestment of distributions	2,427,062	1,389,117
Redeemed	(17,987,939)	(45,918,289)
Net increase (decrease)	6,764,022	28,843,201

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 41.13	$ 29.40	$ 18.10	$ 13.38	$ 8.92	$ 10.40
Income from Investment Operations
Net investment income (loss) E	.36	.82	.57	.40	.20	.17
Net realized and unrealized gain (loss)	8.49	11.68	10.98	4.53	4.42	(1.41)
Total from investment operations	8.85	12.50	11.55	4.93	4.62	(1.24)
Distributions from net investment income	(.61)	(.46)	(.30)	(.23)	(.17)	(.25)
Distributions from net realized gain	(.77)	(.38)	-	-	-	-
Total distributions	(1.38)	(.84)	(.30)	(.23)	(.17)	(.25)
Redemption fees added to paid in capital E	.01	.07	.05	.02	.01	.01
Net asset value, end of period	$ 48.61	$ 41.13	$ 29.40	$ 18.10	$ 13.38	$ 8.92
Total Return B, C, D	21.95%	43.57%	64.94%	37.47%	52.83%	(12.37)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.02% A	1.05%	1.10%	1.19%	1.31%	1.44%
Expenses net of fee waivers, if any	1.02% A	1.05%	1.10%	1.19%	1.31%	1.44%
Expenses net of all reductions	1.01% A	1.02%	1.04%	1.16%	1.31%	1.41%
Net investment income (loss)	1.61% A	2.23%	2.38%	2.56%	1.89%	1.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,019,171	$ 3,122,473	$ 1,384,083	$ 357,335	$ 219,519	$ 140,399
Portfolio turnover rate G	54% A	60%	40%	25%	28%	128%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Sweden	53.0%
Norway	22.7%
Finland	13.8%
Denmark	6.3%
Iceland	1.5%
United States of America	0.9%
Estonia	0.8%
Canada	0.4%
Liberia	0.4%
Other	0.2%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Sweden	54.6%
Norway	21.6%
Finland	12.6%
Denmark	6.7%
United States of America	1.7%
Iceland	0.9%
Liberia	0.7%
Luxembourg	0.5%
Estonia	0.3%
Other	0.4%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	98.3
Short-Term Investments and Net Other Assets	0.9	1.7
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Nokia Corp. (Finland, Communications Equipment)	9.2	8.2
Telefonaktiebolaget LM Ericsson (B Shares) (Sweden, Communications Equipment)	6.9	10.3
Nordea Bank AB (Sweden, Commercial Banks)	5.1	5.6
Hennes & Mauritz AB (H&M) (B Shares) (Sweden, Specialty Retail)	3.6	4.0
Norsk Hydro ASA (Norway, Oil, Gas & Consumable Fuels)	3.2	1.0
Scania AB (B Shares) (Sweden, Machinery)	3.1	0.0
ABB Ltd. (Sweden) (Sweden, Electrical Equipment)	3.0	2.5
Sandvik AB (Sweden, Machinery)	2.9	1.0
Investor AB (B Shares) (Sweden, Diversified Financial Services)	2.9	3.8
Telenor ASA (Norway, Diversified Telecommunication Services)	2.8	3.1
	42.7
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	24.2	16.3
Financials	22.8	26.9
Information Technology	17.0	19.6
Consumer Discretionary	11.9	10.2
Energy	7.8	8.5
Telecommunication Services	5.9	7.1
Materials	4.3	4.5
Health Care	3.1	3.2
Consumer Staples	1.6	1.7
Utilities	0.5	0.3

Semiannual Report

Nordic

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Canada - 0.4%
Crew Gold Corp. (a)	1,180,500	$ 2,996,243
Denmark - 6.3%
Coloplast AS Series B	66,950	5,812,356
FLS Industries (d)	76,250	5,823,702
Novo Nordisk AS Series B	59,195	5,822,139
Novozymes AS Series B	23,500	2,479,212
Rockwool International AS Series B	31,600	7,257,848
Topdanmark AS (a)	38,200	7,556,321
Vestas Wind Systems AS (a)	184,600	12,138,064
TOTAL DENMARK		46,889,642
Estonia - 0.8%
AS Eesti Ehitus	89,100	1,459,030
AS Merko Ehitus	41,900	1,133,243
Tallinna Vesi AS	171,462	3,579,849
TOTAL ESTONIA		6,172,122
Finland - 13.8%
Kemira GrowHow Oyj	253,100	2,932,278
Kemira Oyj	140,800	3,446,914
Metso Corp.	166,400	9,200,854
Nokia Corp. (d)	2,712,000	68,477,998
Nokian Tyres Ltd.	513,180	15,861,465
Stockmann Oyj (B Shares)	53,850	2,684,360
TOTAL FINLAND		102,603,869
Iceland - 1.5%
Exista ehf	7,259,863	3,542,364
Kaupthing Bank Hf	383,500	6,484,979
Ossur hf (a)	689,370	1,307,806
TOTAL ICELAND		11,335,149
Liberia - 0.4%
Royal Caribbean Cruises Ltd.	66,000	2,743,620
Luxembourg - 0.2%
Transcom WorldWide SA Series B	167,300	1,429,605
Norway - 22.7%
Aker ASA (A Shares)	57,140	3,611,289
Aker Kvaerner ASA	748,500	17,834,010
Awilco Offshore ASA (a)	131,300	1,564,750
DnB Nor ASA	1,314,800	18,895,568
Farstad Shipping ASA	117,400	3,058,679
Havila Shipping ASA	187,400	2,897,954
Kongsberg Gruppen ASA	3,900	131,108
Leroy Seafood Group ASA	216,300	4,617,367
Marine Harvest ASA (a)(d)	3,905,000	4,227,086
Norsk Hydro ASA	697,600	24,102,080
Norwegian Air Shuttle AS (a)(d)	461,050	8,912,099

	Shares	Value
Norwegian Property ASA	248,900	$ 2,991,335
Ocean RIG ASA (a)(d)	52,200	353,598
Orkla ASA (A Shares)	941,750	15,164,751
Otrum Electronics ASA (a)	94,000	244,903
Petroleum Geo-Services ASA (a)	34,440	960,960
Schibsted ASA (B Shares)	78,500	3,602,189
Solstad Offshore ASA	126,200	3,425,832
Storebrand ASA (A Shares)	841,300	14,388,630
TANDBERG ASA	242,100	5,178,294
Telenor ASA	1,092,400	20,427,529
Yara International ASA	420,800	12,395,610
TOTAL NORWAY		168,985,621
Sweden - 53.0%
AB Volvo (B Shares)	228,400	4,482,977
ABB Ltd. (Sweden)	1,106,000	22,616,237
Alfa Laval AB	57,400	3,538,397
Assa Abloy AB (B Shares)	426,002	9,633,163
Elekta AB (B Shares)	406,900	7,227,353
Hennes & Mauritz AB (H&M) (B Shares)	405,890	27,050,448
Hexagon AB (B Shares)	186,025	8,524,214
HQ AB	137,500	3,868,643
Investor AB (B Shares)	789,700	21,393,577
Lbi International AB (a)	165,600	1,141,950
Mekonomen AB	352,500	7,786,916
Modern Times Group AB (MTG) (B Shares)	211,250	12,439,083
NCC AB Series B	26,000	737,346
NeoNet AB	864,000	3,778,557
Nordea Bank AB	2,164,500	37,735,063
Orexo AB (a)(d)	107,800	2,140,006
Ratos AB (B Shares)	76,200	2,559,070
rnb Retail & Brands AB	1,204,250	16,132,280
Sandvik AB	1,128,800	21,860,949
Scania AB (B Shares)	241,200	23,221,040
Skandinaviska Enskilda Banken AB (A Shares)	536,800	19,870,502
Skanska AB (B Shares)	498,600	11,684,135
SKF AB (B Shares) (d)	567,500	12,557,559
Svenska Cellulosa AB (SCA) (B Shares)	149,200	7,738,705
Svenska Handelsbanken AB (A Shares) (d)	443,116	13,624,774
Swedbank AB (A Shares) (d)	370,400	14,429,661
Swedish Match Co.	151,000	2,806,021
TELE2 AB (B Shares)	475,500	8,215,163
Telefonaktiebolaget LM Ericsson (B Shares)	13,461,000	51,380,637
TeliaSonera AB	1,853,500	15,146,816
TOTAL SWEDEN		395,321,242
TOTAL COMMON STOCKS (Cost $559,243,095)		738,477,113
Money Market Funds - 17.1%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	20,658,332	$ 20,658,332
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	106,959,948	106,959,948
TOTAL MONEY MARKET FUNDS (Cost $127,618,280)		127,618,280
TOTAL INVESTMENT PORTFOLIO - 116.2% (Cost $686,861,375)		866,095,393
NET OTHER ASSETS - (16.2)%		(121,015,949)
NET ASSETS - 100%		$ 745,079,444
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 379,486
Fidelity Securities Lending Cash Central Fund	628,682
Total	$ 1,008,168

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $101,148,142) - See accompanying schedule: Unaffiliated issuers (cost $559,243,095)	$ 738,477,113
Fidelity Central Funds (cost $127,618,280)	127,618,280
Total Investments (cost $686,861,375)		$ 866,095,393
Receivable for investments sold		17,082,276
Receivable for fund shares sold		3,162,152
Dividends receivable		4,701,658
Distributions receivable from Fidelity Central Funds		67,401
Prepaid expenses		1,019
Other receivables		655,388
Total assets		891,765,287

Liabilities
Payable for investments purchased	$ 37,909,763
Payable for fund shares redeemed	1,166,103
Accrued management fee	418,302
Other affiliated payables	157,539
Other payables and accrued expenses	74,188
Collateral on securities loaned, at value	106,959,948
Total liabilities		146,685,843

Net Assets		$ 745,079,444
Net Assets consist of:
Paid in capital		$ 545,436,612
Undistributed net investment income		8,326,779
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		12,016,743
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		179,299,310
Net Assets, for 16,284,575 shares outstanding		$ 745,079,444
Net Asset Value, offering price and redemption price per share ($745,079,444 ÷ 16,284,575 shares)		$ 45.75

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Dividends		$ 11,940,173
Income from Fidelity Central Funds (including $628,682 from security lending)		1,008,168
		12,948,341
Less foreign taxes withheld		(1,787,245)
Total income		11,161,096

Expenses
Management fee	$ 1,937,323
Transfer agent fees	664,919
Accounting and security lending fees	136,806
Custodian fees and expenses	113,649
Independent trustees' compensation	702
Registration fees	56,526
Audit	29,921
Miscellaneous	661
Total expenses before reductions	2,940,507
Expense reductions	(135,420)	2,805,087
Net investment income (loss)		8,356,009
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,590,491
Foreign currency transactions	(183,116)
Total net realized gain (loss)		12,407,375
Change in net unrealized appreciation (depreciation) on: Investment securities	111,744,713
Assets and liabilities in foreign currencies	63,995
Total change in net unrealized appreciation (depreciation)		111,808,708
Net gain (loss)		124,216,083
Net increase (decrease) in net assets resulting from operations		$ 132,572,092

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Nordic
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,356,009	$ 3,999,365
Net realized gain (loss)	12,407,375	7,924,426
Change in net unrealized appreciation (depreciation)	111,808,708	41,900,739
Net increase (decrease) in net assets resulting from operations	132,572,092	53,824,530
Distributions to shareholders from net investment income	(3,011,989)	(2,048,598)
Distributions to shareholders from net realized gain	(5,296,944)	(14,574,214)
Total distributions	(8,308,933)	(16,622,812)
Share transactions Proceeds from sales of shares	344,948,953	241,880,689
Reinvestment of distributions	8,060,493	16,097,675
Cost of shares redeemed	(80,875,807)	(135,218,842)
Net increase (decrease) in net assets resulting from share transactions	272,133,639	122,759,522
Redemption fees	200,291	509,855
Total increase (decrease) in net assets	396,597,089	160,471,095

Net Assets
Beginning of period	348,482,355	188,011,260
End of period (including undistributed net investment income of $8,326,779 and undistributed net investment income of $3,970,778, respectively)	$ 745,079,444	$ 348,482,355
Other Information Shares
Sold	8,556,742	7,006,522
Issued in reinvestment of distributions	210,073	544,945
Redeemed	(2,008,053)	(4,105,858)
Net increase (decrease)	6,758,762	3,445,609

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 36.58	$ 30.92	$ 24.44	$ 19.49	$ 15.36	$ 17.31
Income from Investment Operations
Net investment income (loss) E	.62	.50	.55	.26	.11	.10
Net realized and unrealized gain (loss)	9.34	7.94	6.12	4.80	4.14	(1.99)
Total from investment operations	9.96	8.44	6.67	5.06	4.25	(1.89)
Distributions from net investment income	(.29)	(.35)	(.22)	(.15)	(.12)	(.06)
Distributions from net realized gain	(.51)	(2.49)	-	-	-	-
Total distributions	(.80)	(2.84)	(.22)	(.15)	(.12)	(.06)
Redemption fees added to paid in capital E	.01	.06	.03	.04	- I	- I
Net asset value, end of period	$ 45.75	$ 36.58	$ 30.92	$ 24.44	$ 19.49	$ 15.36
Total Return B, C, D	27.68%	29.68%	27.56%	26.31%	27.87%	(10.97)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.08% A	1.14%	1.17%	1.28%	1.43%	1.35%
Expenses net of fee waivers, if any	1.08% A	1.14%	1.17%	1.28%	1.43%	1.35%
Expenses net of all reductions	1.03% A	1.10%	1.13%	1.24%	1.40%	1.30%
Net investment income (loss)	1.54% J	1.49%	1.89%	1.16%	.67%	.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 745,079	$ 348,482	$ 188,011	$ 116,493	$ 81,337	$ 73,992
Portfolio turnover rate G	40% A	67%	76%	90%	96%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Amount represents less than $.01 per share. J Ratio has not been annualized because of the uneven rate at which the Fund earns dividend income throughout the fiscal year.

Semiannual Report

Pacific Basin

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan	29.6%
Australia	13.6%
Korea (South)	11.8%
Singapore	8.7%
Hong Kong	7.4%
China	5.0%
India	4.1%
Taiwan	4.1%
Malaysia	3.9%
Other	11.8%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan	39.7%
Korea (South)	12.6%
Australia	11.7%
Taiwan	5.8%
China	5.7%
Hong Kong	5.2%
Singapore	4.5%
India	4.4%
Cayman Islands	3.4%
Other	7.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.1	99.9
Short-Term Investments and Net Other Assets	0.9	0.1
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Toyota Motor Corp. (Japan, Automobiles)	2.4	2.6
National Australia Bank Ltd. (Australia, Commercial Banks)	1.4	1.3
Keppel Corp. Ltd. (Singapore, Industrial Conglomerates)	1.3	0.7
Computershare Ltd. (Australia, IT Services)	1.1	1.1
Olam International Ltd. (Singapore, Food & Staples Retailing)	1.0	0.0
NHN Corp. (Korea (South), Internet Software & Services)	1.0	1.6
Mitsubishi Estate Co. Ltd. (Japan, Real Estate Management & Development)	1.0	0.9
Parkway Holdings Ltd. (Singapore, Health Care Providers & Services)	1.0	0.0
CSL Ltd. (Australia, Biotechnology)	1.0	0.0
PT Perusahaan Gas Negara Tbk Series B (Indonesia, Gas Utilities)	1.0	0.6
	12.2
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	23.2
Industrials	20.5	16.1
Consumer Discretionary	19.1	17.7
Information Technology	16.9	20.7
Consumer Staples	6.4	5.6
Materials	4.9	6.1
Health Care	4.4	3.5
Energy	2.5	3.8
Telecommunication Services	1.1	1.8
Utilities	1.1	1.4

Semiannual Report

Pacific Basin

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 13.6%
AMP Ltd.	829,406	$ 7,404,387
Aristocrat Leisure Ltd.	348,658	4,806,414
Babcock & Brown Ltd.	384,034	9,456,009
Billabong International Ltd.	328,242	4,497,711
Cochlear Ltd.	85,869	4,524,614
Computershare Ltd.	1,429,438	12,404,952
CSL Ltd.	147,235	10,671,840
CSR Ltd.	1,661,377	5,063,464
Downer EDI Ltd.	1,527,192	9,499,242
Energy Resources of Australia Ltd.	160,146	3,354,090
Gunns Ltd.	365,157	1,046,194
HFA Holdings Ltd.	1,707,074	3,331,453
Macquarie Airports unit	1,059,465	3,501,734
Macquarie Bank Ltd.	84,972	6,139,155
Macquarie Infrastructure Group unit	1,160,797	3,653,499
McGuigan Simeon Wines Ltd.	930,800	1,932,457
National Australia Bank Ltd.	423,234	15,050,201
QBE Insurance Group Ltd.	334,251	8,566,080
Reverse Corp. Ltd.	533,839	2,172,300
Seek Ltd.	869,422	5,335,665
Sonic Healthcare Ltd.	344,264	4,085,426
United Group Ltd.	586,893	7,651,949
Woolworths Ltd.	282,565	6,640,768
WorleyParsons Ltd.	277,317	6,333,192
TOTAL AUSTRALIA		147,122,796
Bermuda - 1.9%
Asia Media Co. Ltd.	20,000	142,630
DVN Holdings Ltd. (a)	5,235,000	1,458,898
Noble Group Ltd.	4,095,000	4,285,841
Peace Mark Holdings Ltd.	4,901,750	5,514,238
Ports Design Ltd.	2,045,500	5,752,728
Sinofert Holdings Ltd.	3,390,400	1,742,323
Sinolink Worldwide Holdings Ltd.	4,726,085	1,099,574
TOTAL BERMUDA		19,996,232
Cayman Islands - 3.0%
China Shineway Pharmaceutical Group Ltd.	1,871,237	1,315,658
Ctrip.com International Ltd. sponsored ADR	47,905	3,397,423
Foxconn International Holdings Ltd. (a)	1,476,000	4,471,841
Himax Technologies, Inc. sponsored ADR	366,093	2,148,966
Kingboard Chemical Holdings Ltd.	1,057,400	4,960,861
Kingdee International Software Group Co. Ltd.	2,468,232	1,931,030
Neo-Neon Holdings Ltd.	498,000	827,607
New Oriental Education & Technology Group, Inc. sponsored ADR	34,000	1,487,500
Samson Holding Ltd.	5,569,000	2,840,546
SinoCom Software Group Ltd.	19,394,000	3,892,411

	Shares	Value
The9 Ltd. sponsored ADR (a)(d)	81,771	$ 3,345,252
Xinhua Finance Ltd. (a)(d)	2,696	1,593,614
TOTAL CAYMAN ISLANDS		32,212,709
China - 5.0%
AMVIG Holdings Ltd.	4,392,000	3,874,031
Baidu.com, Inc. sponsored ADR (a)(d)	19,396	2,358,166
Beijing Media Corp. Ltd. (H Shares)	1,084,000	1,212,520
Century Sunshine Ecological Technology Holdings Ltd.	2,220,000	553,400
China Mengniu Dairy Co. Ltd.	1,501,362	4,596,662
China Shenhua Energy Co. Ltd. (H Shares)	1,213,000	3,029,961
China Shipping Development Co. Ltd. (H Shares)	2,616,000	4,976,137
China Sun Bio-chem Technology Group Co. Ltd.	3,429,000	1,489,692
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	166,724	1,350,464
Chitaly Holdings Ltd.	7,537,308	1,281,503
Focus Media Holding Ltd. ADR (a)	95,662	3,539,494
Global Bio-Chem Technology Group Co. Ltd.	5,722,000	2,457,756
Jiangsu Expressway Co. Ltd. (H Shares)	4,840,013	4,139,275
Li Ning Co. Ltd.	2,422,000	4,768,113
Macau Success Ltd.	16,700,000	1,643,837
Pine Agritech Ltd.	315,000	133,738
Sina Corp. (a)	88,149	3,039,378
Tencent Holdings Ltd.	648,000	2,224,185
Weichai Power Co. Ltd. (H Shares)	692,000	3,980,799
Yantai Changyu Pioneer Wine Co. (B Shares)	669,000	3,224,179
TOTAL CHINA		53,873,290
Hong Kong - 7.4%
Bank of East Asia Ltd.	759,228	4,697,526
Cafe de Coral Holdings Ltd.	1,434,789	2,622,864
Chaoda Modern Agriculture (Holdings) Ltd.	3,074,000	2,554,282
China Overseas Land & Investment Ltd.	2,693,750	3,295,497
China Resources Enterprise Ltd.	1,102,000	3,761,357
China State Construction International Holdings Ltd.	11,592,907	10,284,981
China Unicom Ltd.	2,888,000	4,184,712
Esprit Holdings Ltd.	487,500	5,951,544
Far East Consortium International Ltd.	6,041,000	2,455,770
Golden Meditech Co. Ltd. (a)	7,660,000	3,309,765
Guangzhou Investment Co. Ltd.	11,290,903	2,670,251
Hang Lung Properties Ltd.	2,950,000	8,805,632
IPE Group Ltd.	18,870,000	3,160,056
Li & Fung Ltd.	1,294,539	4,071,007
PYI Corp. Ltd.	9,444,215	4,189,353
REXCAPITAL Financial Holdings Ltd. (a)	32,661,967	2,797,492
Television Broadcasts Ltd.	435,792	2,888,549
Tian An China Investments Co. Ltd.	4,292,000	3,154,854
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Tingyi (Cayman Island) Holding Corp.	2,952,742	$ 2,929,132
Wing Lung Bank Ltd.	139,600	1,539,204
TOTAL HONG KONG		79,323,828
India - 4.1%
Aditya Birla Nuvo Ltd.	32,334	903,926
Bajaj Auto Ltd.	30,383	1,811,691
BF Utilities Ltd. (a)	16,439	750,899
Educomp Solutions Ltd.	110,930	3,542,895
Financial Technology (India) Ltd.	192,861	9,059,228
Geodesic Information Systems Ltd.	502,422	2,584,636
HCL Infosystems Ltd.	227,933	822,158
INFO Edge India Ltd.	93,293	1,769,828
IVRCL Infrastructures & Projects Ltd.	492,367	3,847,648
Pantaloon Retail India Ltd.	287,601	2,957,858
Pfizer Ltd.	107,366	2,233,903
Praj Industries Ltd.	320,124	3,892,262
Sasken Communication Technologies Ltd.	126,110	1,521,954
Shopper's Stop Ltd.	125,024	2,076,017
State Bank of India	131,824	4,341,132
Suzlon Energy Ltd.	75,624	2,187,928
TOTAL INDIA		44,303,963
Indonesia - 1.7%
PT Astra International Tbk	2,361,000	3,742,476
PT Bank Niaga Tbk	29,692,500	2,745,532
PT Mitra Adiperkasa Tbk	16,186,000	1,514,464
PT Perusahaan Gas Negara Tbk Series B	9,214,848	10,650,696
TOTAL INDONESIA		18,653,168
Japan - 29.6%
Aeon Co. Ltd.	186,700	3,415,306
Aeon Mall Co. Ltd. (d)	214,000	7,162,857
Aida Engineering Ltd.	485,000	3,267,555
Aioi Insurance Co. Ltd.	455,000	3,082,880
ARRK Corp.	199,500	2,324,346
Aruze Corp. (d)	127,700	4,507,684
Asics Corp.	300,000	3,778,066
Asunaro Aoki Construction Co. Ltd.	311,500	2,088,281
Canon, Inc.	129,600	7,283,520
Casio Computer Co. Ltd.	156,600	3,161,522
Daiei, Inc. (a)(d)	130,200	1,533,929
Daiwa House Industry Co. Ltd.	283,000	4,436,589
DCM Japan Holdings Co. Ltd.	179,740	1,693,235
Denso Corp.	160,500	5,675,458
eAccess Ltd. (d)	3,893	2,412,938
EDION Corp.	95,900	1,329,286
Fuji Machine Manufacturing Co. Ltd.	62,600	1,177,713
Fujifilm Holdings Corp.	141,200	5,773,668
H.I.S. Co. Ltd.	113,200	3,501,705
Hamakyorex Co. Ltd. (d)	137,200	3,585,105
Hamamatsu Photonics KK (d)	83,600	2,412,800

	Shares	Value
Hikari Tsushin, Inc.	44,300	$ 1,764,909
Hitachi Metals Ltd.	283,000	3,030,610
Intelligent Wave, Inc.	2,249	1,175,072
Ise Chemical Corp.	527,000	7,276,459
Japan Airport Terminal Co. Ltd.	69,900	1,280,683
Japan Excellent, Inc.	482	4,971,125
Japan Logistics Fund, Inc.	388	3,914,243
JSR Corp.	223,700	5,004,622
Kato Works Co. Ltd.	856,000	4,350,410
Keihanshin Real Estate Co. Ltd.	204,000	1,438,403
KK daVinci Advisors (a)(d)	2,928	2,950,681
Kobayashi Pharmaceutical Co. Ltd.	85,500	3,199,265
Konica Minolta Holdings, Inc.	446,000	6,103,332
Kyoritsu Maintenance Co. Ltd.	173,400	3,796,435
Leopalace21 Corp.	134,300	4,403,781
Lintec Corp.	198,100	4,116,653
Mandom Corp.	157,300	4,020,273
Micronics Japan Co. Ltd.	79,900	2,763,488
Misawa Homes Holdings, Inc. (a)(d)	132,300	2,320,284
Mitsubishi Estate Co. Ltd.	360,000	11,162,664
Mitsui & Co. Ltd.	362,000	6,510,170
Mizuho Financial Group, Inc.	1,377	8,287,460
Musashi Seimitsu Industry Co. Ltd. (d)	128,500	3,350,852
Nabtesco Corp.	306,000	4,152,584
Namco Bandai Holdings, Inc.	302,100	4,909,848
Nidec Sankyo Corp. (d)	279,000	1,840,649
Nintendo Co. Ltd.	33,500	10,465,806
Nippon Electric Glass Co. Ltd.	555,000	9,499,813
Nippon Parkerizing Co. Ltd.	197,000	3,567,289
Nitta Corp.	40,700	887,364
Nittoku Engineering Co. Ltd.	291,400	1,695,945
NTT Urban Development Co.	2,305	5,475,412
Rakuten, Inc.	6,429	2,582,882
Risa Partners, Inc. (d)	1,117	3,005,071
Sankyo Seiko Co. Ltd.	274,800	1,433,234
Seikoh Giken Co. Ltd.	46,000	1,004,290
SFCG Co. Ltd.	20,530	3,610,711
Shoei Co.	101,700	2,828,319
Sony Corp.	116,100	6,183,486
Stanley Electric Co. Ltd.	220,600	4,382,508
Sumitomo Corp.	431,700	7,394,722
Sumitomo Metal Industries Ltd.	1,800,000	9,140,504
Sysmex Corp. (d)	53,200	2,038,535
T&D Holdings, Inc.	82,350	5,216,014
Take & Give Needs Co. Ltd. (d)	2,702	1,834,973
Telewave, Inc. (d)	4,555	1,413,460
The Nippon Synthetic Chemical Industry Co. Ltd. (d)	490,000	2,095,437
The Sumitomo Warehouse Co. Ltd. (d)	401,000	3,095,847
Tohcello Co. Ltd.	147,000	1,549,684
Tokyo Tomin Bank Ltd.	80,500	2,782,935
Toyoda Gosei Co. Ltd.	169,900	4,199,573
Toyota Motor Corp.	421,800	25,607,472
Trend Micro, Inc.	90,000	2,799,117
Common Stocks - continued
	Shares	Value
Japan - continued
UNY Co. Ltd.	258,000	$ 3,085,734
Valor Co. Ltd.	222,000	2,651,121
Yamaguchi Financial Group, Inc. (a)	210,000	2,635,952
Yasuragi Co. Ltd. (d)	19,300	159,484
Zeon Corp.	335,000	3,449,009
TOTAL JAPAN		319,471,101
Korea (South) - 11.8%
CDNetworks Co. Ltd. (a)	120,643	2,741,736
Cheil Industries, Inc.	119,163	4,495,758
DC Chemical Co. Ltd.	6,108	867,744
Doosan Heavy Industries & Construction Co. Ltd.	93,156	7,291,736
Duzon Digital Ware Co. Ltd.	111,625	2,190,594
eSang Networks Co. Ltd.	54,991	2,398,596
Hana Tour Service, Inc.	32,720	2,421,483
Hyundai Engineering & Construction Co. Ltd. (a)	63,495	3,778,375
Hyunjin Materials Co. Ltd.	131,013	3,696,800
INTOPS Co. Ltd.	119,506	3,772,188
Kookmin Bank	54,720	4,896,893
Korea Information Service, Inc.	60,093	1,407,364
Korean Reinsurance Co.	356,926	4,540,893
Kyeryong Construction Industrial Co. Ltd.	67,780	3,145,688
LG Dacom Corp.	48,772	1,193,750
LG Household & Health Care Ltd.	51,550	6,863,553
Lotte Chilsung Beverage Co. Ltd.	924	1,192,171
Mobilians Co. Ltd.	144,281	1,179,039
NHN Corp.	71,649	11,207,075
Nice e-Banking Services	69,243	2,837,039
S.M. Entertainment Co. Ltd. (a)	336,955	2,158,301
Samsung Corp.	165,654	6,967,130
Samsung Fire & Marine Insurance Co. Ltd.	52,439	9,295,489
Seoul Semiconductor Co. Ltd.	116,061	4,589,240
SFA Engineering Corp.	194,361	8,494,925
Shinhan Financial Group Co. Ltd.	49,617	2,782,521
TK Corp.	372,164	8,076,817
TSM Tech Co. Ltd.	161,065	3,275,267
Woongjin Coway Co. Ltd.	124,340	4,157,635
YBM Sisa.com, Inc.	138,305	2,948,710
Yuhan Corp.	13,309	2,169,367
TOTAL KOREA (SOUTH)		127,033,877
Malaysia - 3.9%
Bumiputra-Commerce Holdings BHD	1,732,900	5,469,117
Gamuda BHD	3,707,271	8,504,406
IJM Corp. BHD	1,348,100	3,427,373
IOI Corp. BHD	756,400	5,581,268
Lafarge Malayan Cement BHD	4,288,000	2,205,400
Lion Diversified Holdings BHD	1,455,610	3,679,435
MMC Corp. BHD	1,898,877	3,939,809
Muhibbah Engineering (M) BHD	446,300	795,567

	Shares	Value
PPB Oil Palms BHD	490,200	$ 2,105,769
Resorts World BHD	3,449,700	3,286,389
Zelan BHD	775,700	2,674,828
TOTAL MALAYSIA		41,669,361
New Zealand - 0.2%
Pumpkin Patch Ltd.	810,238	2,586,967
Papua New Guinea - 0.5%
Oil Search Ltd. (d)	1,926,236	5,726,721
Philippines - 0.2%
Filinvest Land, Inc.	62,513,000	2,346,544
Singapore - 8.7%
Ascendas Real Estate Investment Trust (A-REIT)	2,872,550	4,916,160
Ascott Residence Trust	1,589,000	2,039,593
CapitaLand Ltd.	964,000	5,393,628
China Petrotech Holdings Ltd.	8,742,000	2,934,716
Cosco Corp. Singapore Ltd.	3,554,000	6,620,471
CSE Global Ltd.	3,013,000	3,490,574
DBS Group Holdings Ltd.	742,000	10,403,239
Ezra Holdings Ltd.	1,183,000	4,983,676
Gallant Venture Ltd.	3,052,000	2,732,175
Goodpack Ltd.	3,917,000	4,125,329
Keppel Corp. Ltd.	992,000	13,973,670
Keppel Land Ltd.	612,000	3,565,166
KS Energy Services Ltd.	858,000	1,762,085
Olam International Ltd.	5,490,000	11,419,431
Parkway Holdings Ltd.	4,171,000	10,872,275
Pertama Holdings Ltd.	10,644,000	2,907,622
Rickmers Maritime	1,715,000	1,772,347
TOTAL SINGAPORE		93,912,157
Taiwan - 4.1%
D-Link Corp.	1,885,000	3,496,661
E-Life Mall Corp. Ltd.	636,000	1,141,595
Everlight Electronics Co. Ltd.	707,000	2,451,066
Gemtek Technology Corp.	621,000	1,599,310
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,407,885	9,360,404
MediaTek, Inc.	392,040	4,918,813
Opto Technology Corp. (a)	4,501,000	3,269,475
Phoenix Precision Technology Corp.	2,654,434	2,852,388
Shin Kong Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 6/14/07 (a)	4,817,404	4,454,889
Siliconware Precision Industries Co. Ltd.	1,290,000	2,478,126
Taishin Financial Holdings Co. Ltd. (a)	5,952,000	2,912,086
Taiwan Cellular Co. Ltd.	1,428,000	1,483,057
Wistron Corp.	2,585,981	3,865,524
TOTAL TAIWAN		44,283,394
Thailand - 3.2%
ACL Bank PCL (For. Reg.) (a)	8,517,800	1,009,154
BEC World PCL (For. Reg.)	4,305,300	2,909,405
Common Stocks - continued
	Shares	Value
Thailand - continued
Bumrungrad Hospital PCL:
NVDR	1,081,400	$ 1,508,207
(For. Reg.)	4,162,300	5,745,231
Central Pattana PCL (For. Reg.)	2,958,071	2,232,908
Khon Kaen Sugar Industry PCL (For. Reg.)	8,372,100	2,251,017
Minor International PCL (For. Reg.)	13,798,086	4,483,634
Siam Commercial Bank PCL (For. Reg.)	2,275,952	4,352,288
Thai Oil PCL (For. Reg.)	992,000	1,868,469
Thai Stanley Electric PCL	364,390	1,456,512
Ticon Industrial Connection PCL (For. Reg.)	8,032,800	3,880,691
Total Access Communication PCL	644,676	3,287,848
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	206,113	0
TOTAL THAILAND		34,985,364
Vietnam - 0.2%
Luks Industrial (Group) Ltd.	2,334,000	2,568,950
TOTAL COMMON STOCKS (Cost $826,788,146)		1,070,070,422
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 5.29% (b)	8,931,376	8,931,376
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	32,128,670	32,128,670
TOTAL MONEY MARKET FUNDS (Cost $41,060,046)		41,060,046
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $867,848,192)		1,111,130,468
NET OTHER ASSETS - (2.9)%		(31,613,983)
NET ASSETS - 100%		$ 1,079,516,485
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 152,782
Fidelity Securities Lending Cash Central Fund	262,660
Total	$ 415,442

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $30,546,464) - See accompanying schedule: Unaffiliated issuers (cost $826,788,146)	$ 1,070,070,422
Fidelity Central Funds (cost $41,060,046)	41,060,046
Total Investments (cost $867,848,192)		$ 1,111,130,468
Foreign currency held at value (cost $640,761)		639,812
Receivable for investments sold		8,142,201
Receivable for fund shares sold		1,868,551
Dividends receivable		3,106,058
Distributions receivable from Fidelity Central Funds		43,680
Prepaid expenses		3,428
Other receivables		276,428
Total assets		1,125,210,626

Liabilities
Payable for investments purchased	$ 10,271,031
Payable for fund shares redeemed	1,994,771
Accrued management fee	759,287
Other affiliated payables	236,361
Other payables and accrued expenses	304,021
Collateral on securities loaned, at value	32,128,670
Total liabilities		45,694,141

Net Assets		$ 1,079,516,485
Net Assets consist of:
Paid in capital		$ 758,666,308
Undistributed net investment income		2,792,674
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		74,864,812
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		243,192,691
Net Assets, for 36,353,962 shares outstanding		$ 1,079,516,485
Net Asset Value, offering price and redemption price per share ($1,079,516,485 ÷ 36,353,962 shares)		$ 29.69

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 8,868,844
Interest		5,158
Income from Fidelity Central Funds (including $262,660 from security lending)		415,442
		9,289,444
Less foreign taxes withheld		(668,537)
Total income		8,620,907

Expenses
Management fee Basic fee	$ 3,595,530
Performance adjustment	575,435
Transfer agent fees	1,152,621
Accounting and security lending fees	236,458
Custodian fees and expenses	367,467
Independent trustees' compensation	1,681
Registration fees	28,862
Audit	66,756
Interest	11,024
Miscellaneous	3,092
Total expenses before reductions	6,038,926
Expense reductions	(397,296)	5,641,630
Net investment income (loss)		2,979,277
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $241,580)	85,067,845
Foreign currency transactions	396,228
Total net realized gain (loss)		85,464,073
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $378,393)	80,737,967
Assets and liabilities in foreign currencies	(56,561)
Total change in net unrealized appreciation (depreciation)		80,681,406
Net gain (loss)		166,145,479
Net increase (decrease) in net assets resulting from operations		$ 169,124,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Pacific Basin
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,979,277	$ 6,138,792
Net realized gain (loss)	85,464,073	97,497,094
Change in net unrealized appreciation (depreciation)	80,681,406	59,273,598
Net increase (decrease) in net assets resulting from operations	169,124,756	162,909,484
Distributions to shareholders from net investment income	(5,493,694)	(5,529,029)
Distributions to shareholders from net realized gain	(76,911,706)	(9,829,319)
Total distributions	(82,405,400)	(15,358,348)
Share transactions Proceeds from sales of shares	129,892,350	667,355,117
Reinvestment of distributions	77,891,047	14,211,173
Cost of shares redeemed	(187,901,029)	(505,973,121)
Net increase (decrease) in net assets resulting from share transactions	19,882,368	175,593,169
Redemption fees	109,587	810,944
Total increase (decrease) in net assets	106,711,311	323,955,249

Net Assets
Beginning of period	972,805,174	648,849,925
End of period (including undistributed net investment income of $2,792,674 and undistributed net investment income of $5,642,285, respectively)	$ 1,079,516,485	$ 972,805,174
Other Information Shares
Sold	4,635,740	25,188,605
Issued in reinvestment of distributions	2,929,336	586,996
Redeemed	(6,770,196)	(19,160,860)
Net increase (decrease)	794,880	6,614,741

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 27.36	$ 22.42	$ 17.91	$ 17.06	$ 12.73	$ 13.09
Income from Investment Operations
Net investment income (loss) F	.08	.16	.22 I	.07	.06	(.02)
Net realized and unrealized gain (loss)	4.65	5.26	4.49	.92	4.26	(.36)
Total from investment operations	4.73	5.42	4.71	.99	4.32	(.38)
Distributions from net investment income	(.16)	(.18)	(.08)	(.16)	-	-
Distributions from net realized gain	(2.24)	(.32)	(.13)	-	-	-
Total distributions	(2.40)	(.50)	(.21)	(.16)	-	-
Redemption fees added to paid in capital F	- K	.02	.01	.02	.01	.02
Net asset value, end of period	$ 29.69	$ 27.36	$ 22.42	$ 17.91	$ 17.06	$ 12.73
Total Return B, C, D, E	18.31%	24.55%	26.62%	5.98%	34.01%	(2.75)%
Ratios to Average Net Assets G, J
Expenses before reductions	1.20% A	1.14%	1.10%	1.20%	1.17%	1.51%
Expenses net of fee waivers, if any	1.20% A	1.14%	1.10%	1.20%	1.17%	1.51%
Expenses net of all reductions	1.12% A	1.08%	1.05%	1.19%	1.17%	1.50%
Net investment income (loss)	.59% A	.60%	1.09%	.42%	.41%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,079,516	$ 972,805	$ 648,850	$ 445,127	$ 419,251	$ 306,206
Portfolio turnover rate H	92% A	75%	78%	145%	97%	98%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the former sales charges. E Total returns do not include the effect of the former contingent deferred sales charge. F Calculated based on average shares outstanding during the period. G Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. H Amount does not include the portfolio activity of any underlying Fidelity Central Funds. I Investment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .84%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Southeast Asia

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Korea (South)	26.6%
China	17.3%
Hong Kong	14.6%
Taiwan	12.7%
Singapore	8.9%
Malaysia	6.3%
Indonesia	3.7%
Cayman Islands	3.4%
United States of America	2.5%
Other	4.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Korea (South)	24.4%
Hong Kong	16.4%
China	15.8%
Taiwan	14.1%
Singapore	7.9%
Indonesia	7.8%
United States of America	2.9%
Malaysia	2.8%
Cayman Islands	2.2%
Other	5.7%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	97.5	97.1
Short-Term Investments and Net Other Assets	2.5	2.9
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
China Mobile (Hong Kong) Ltd. (Hong Kong, Wireless Telecommunication Services)	3.3	3.4
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Instruments)	2.6	3.1
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	2.6	3.8
Shinhan Financial Group Co. Ltd. (Korea (South), Commercial Banks)	2.4	2.5
POSCO (Korea (South), Metals & Mining)	2.4	1.1
PT Perusahaan Gas Negara Tbk Series B (Indonesia, Gas Utilities)	1.8	2.8
Hyundai Heavy Industries Co. Ltd. (Korea (South), Machinery)	1.8	1.3
Kookmin Bank (Korea (South), Commercial Banks)	1.8	2.7
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.7	1.7
Cosco Corp. Singapore Ltd. (Singapore, Marine)	1.5	0.9
	21.9
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.5	27.0
Industrials	21.8	14.4
Information Technology	10.6	15.0
Materials	8.5	7.5
Consumer Discretionary	5.9	7.3
Energy	5.5	9.5
Telecommunication Services	4.5	5.6
Utilities	4.0	7.5
Consumer Staples	4.0	2.4
Health Care	0.8	0.2

Semiannual Report

Southeast Asia

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 2.0%
Babcock & Brown Ltd.	160,000	$ 3,939,655
CSR Ltd.	1,400,000	4,266,852
HFA Holdings Ltd.	2,000,000	3,903,115
Paladin Resources Ltd. (a)(d)	1,337,200	10,660,586
Rinker Group Ltd.	280,000	4,324,984
Seek Ltd.	1,020,000	6,259,766
WorleyParsons Ltd.	692,344	15,811,320
TOTAL AUSTRALIA		49,166,278
Bermuda - 1.0%
China Green (Holdings) Ltd.	7,092,000	5,602,848
Hongguo International Holdings Ltd.	7,000,000	5,713,533
NWS Holdings Ltd.	4,645,117	11,905,912
Ports Design Ltd.	937,000	2,635,202
TOTAL BERMUDA		25,857,495
Cayman Islands - 3.4%
China Infrastructure Machinery Holdings Ltd.	7,186,000	13,724,277
Foxconn International Holdings Ltd. (a)	3,761,000	11,394,711
Geely Automobile Holdings Ltd.	37,000,000	4,871,813
Intime Department Store Group Co. Ltd.	2,000,000	1,759,017
New World China Land Ltd.	16,520,000	11,636,257
Shimao Property Holdings Ltd.	8,200,000	17,526,766
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	290,000	10,521,200
Tianjin Port Development Holdings Ltd.	22,600,000	12,683,076
TOTAL CAYMAN ISLANDS		84,117,117
China - 17.3%
Angang Steel Co. Ltd. (H Shares)	5,478,000	10,588,281
Anhui Conch Cement Co. Ltd. (H Shares)	3,432,000	13,820,046
AviChina Industry & Technology Co. Ltd.	30,000,000	5,522,496
Baidu.com, Inc. sponsored ADR (a)(d)	54,000	6,565,320
Bank of China (H Shares)	26,040,000	12,915,891
Bank of Communications Co. Ltd. (H Shares)	8,600,000	9,102,914
BYD Co. Ltd. (H Shares) (a)	560,000	3,486,331
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (UBS Warrant Programme) 1/22/10 (a)	1,971,513	6,998,743
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. warrants:
(Citigroup Warrant Program) 1/20/10 (a)	480,267	1,704,917
(JPMorgan Warrant Program) 2/13/12 (a)(e)	398,412	1,414,337
China Construction Bank Corp. (H Shares)	22,200,000	13,565,397
China Cosco Holdings Co. Ltd. (H Shares)	20,260,000	18,595,829
China International Marine Containers Co. Ltd. (B Shares)	1,000,000	2,523,474

	Shares	Value
China Life Insurance Co. Ltd. (H Shares)	11,762,000	$ 36,336,739
China Mengniu Dairy Co. Ltd.	6,716,000	20,562,118
China Merchants Bank Co. Ltd. (H Shares)	9,856,500	24,267,814
China Oilfield Services Ltd. (H Shares)	19,600,000	16,737,253
China Shipping Container Lines Co. Ltd. (H Shares)	16,400,000	7,966,712
Dongfang Electrical Machinery Co. Ltd. (H Shares)	2,280,000	9,210,296
Dongfeng Motor Group Co. Ltd. (H Shares) (a)	9,000,000	4,832,184
Focus Media Holding Ltd. ADR (a)(d)	284,000	10,508,000
Guangzhou Shipyard International Co. Ltd. (a)	1,000,000	3,477,127
Harbin Power Equipment Co. Ltd. (H Shares)	13,392,000	15,715,919
Huadian Power International Corp. Ltd. (H shares)	8,320,000	3,616,212
Hunan Non-Ferrous Metals Corp. Ltd. (H Shares)	15,600,000	9,532,441
Industrial & Commercial Bank of China	32,322,000	17,725,854
Li Ning Co. Ltd.	9,400,000	18,505,475
Li Ning Co. Ltd. warrants (UBS Warrant Programme) 5/14/07 (a)	906,000	1,783,613
Maanshan Iron & Steel Co. Ltd. (H Shares)	4,888,000	3,405,488
Mindray Medical International Ltd. sponsored ADR	210,000	4,832,100
Nine Dragons Paper (Holdings) Ltd.	3,011,000	6,135,511
PetroChina Co. Ltd. (H Shares)	28,578,000	32,047,369
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	600,000	3,209,951
Pingdingshan Tianan Coal Mining Co. Ltd. warrants (UBS Warrant Programme) 3/16/10 (a)	231,551	524,068
Shandong Weigao Group Medical Polymer Co. Ltd.	3,912,000	6,891,277
Shanghai Electric (Group) Corp. (H Shares)	19,760,000	8,588,504
Shanghai Prime Machinery Co. Ltd. (H Shares) (d)	14,600,000	6,140,453
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	7,497,600	12,685,939
Shenzhen International Holdings Ltd.	148,000,000	10,216,617
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	6,200,000	3,558,686
Tencent Holdings Ltd.	3,560,000	12,219,289
Tsingtao Brewery Co. Ltd. (H Shares)	696,000	1,234,953
Weichai Power Co. Ltd. (H Shares)	626,000	3,601,128
Yantai Changyu Pioneer Wine Co. (B Shares)	1,241,100	5,981,358
TOTAL CHINA		428,854,424
Hong Kong - 13.2%
Asia Financial Holdings Ltd.	9,400,000	4,650,402
Bank of East Asia Ltd.	3,581,200	22,157,746
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Cheung Kong Holdings Ltd.	2,141,000	$ 27,916,984
China Mobile (Hong Kong) Ltd.	8,980,800	80,845,163
China Power International Development Ltd.	21,200,000	11,084,365
China Resources Power Holdings Co. Ltd.	3,800,000	6,781,420
CLP Holdings Ltd.	2,605,500	19,135,189
CNOOC Ltd.	19,200,000	16,429,440
Cosco International Holdings Ltd.	9,300,000	5,825,466
Dynasty Fine Wines Group Ltd. (d)	12,592,000	5,167,154
Esprit Holdings Ltd.	2,020,700	24,669,302
Hong Kong Aircraft & Engineering Co.	400,000	6,161,674
Hong Kong Exchanges & Clearing Ltd.	2,450,000	23,599,402
Li & Fung Ltd.	2,880,000	9,056,893
Midland Holdings Ltd.	10,000,000	6,212,808
New World Development Co. Ltd.	7,600,000	18,031,972
Orient Overseas International Ltd.	1,020,000	8,664,566
PYI Corp. Ltd.	15,569,180	6,906,323
Shangri-La Asia Ltd.	3,400,000	8,345,105
Sino Land Co.	3,000,000	6,350,870
Sun Hung Kai Properties Ltd.	956,000	11,231,171
TOTAL HONG KONG		329,223,415
Indonesia - 3.7%
Ciputra Surya Tbk PT	40,000,000	5,900,181
PT Apexindo Pratama Duta Tbk	11,000,000	2,288,522
PT Bank Niaga Tbk	105,910,500	9,793,069
PT Hexindo Adiperkasa Tbk	22,500,000	2,848,268
PT Jakarta International Hotel & Development Tbk (a)	52,000,000	4,522,004
PT Medco Energi International Tbk	14,800,000	5,742,769
PT Perusahaan Gas Negara Tbk Series B	39,600,000	45,770,432
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,000,000	1,442,022
PT Summarecon Agung Tbk	19,000,000	2,467,949
PT Tambang Batubbara Bukit Asam Tbk	20,200,000	8,671,945
Tempo Scan Pacific Tbk PT	32,798,000	3,068,787
TOTAL INDONESIA		92,515,948
Korea (South) - 26.6%
Amorepacific Corp.	11,000	7,090,160
Cheil Industries, Inc.	264,000	9,960,139
Daewoo Engineering & Construction Co. Ltd.	810,000	20,181,569
Daewoo Securities Co. Ltd.	650,000	14,030,068
Daishin Securities Co. Ltd.	360,000	8,709,013
Dongbu Securities Co. Ltd.	204,500	3,507,625
Dongkuk Steel Mill Co. Ltd.	23,390	638,157
Doosan Co. Ltd. (a)	170,000	15,662,932
Doosan Construction & Engineering Co. Ltd. (a)	454,680	7,783,810

	Shares	Value
Doosan Heavy Industries & Construction Co. Ltd.	233,000	$ 18,237,951
Hanbit Soft, Inc. (a)	190,000	2,033,495
Hanwha Corp.	253,000	12,050,444
Hyundai Department Store Co. Ltd.	107,606	11,011,590
Hyundai Engineering & Construction Co. Ltd. (a)	392,962	23,383,854
Hyundai Heavy Industries Co. Ltd.	180,760	45,550,501
Hyundai Mipo Dockyard Co. Ltd.	94,000	19,045,588
Hyundai Securities Co. Ltd.	665,000	10,182,015
Kookmin Bank	495,000	44,297,547
Korea Investment Holdings Co. Ltd.	366,010	21,567,507
Korean Reinsurance Co.	105,087	1,336,940
Kumho Industrial Co. Ltd.	430,000	12,559,477
Kyobo Securities Co. Ltd.	360,000	5,172,361
Meritz Fire & Marine Insurance Co. Ltd.	580,000	4,897,380
Mirae Asset Securities Co. Ltd.	75,000	4,869,626
NHN Corp.	129,978	20,330,684
ON*Media Corp.	200,000	1,642,755
POSCO	139,440	58,476,618
Samsung Electronics Co. Ltd.	103,085	63,042,569
Samsung Electronics Co. Ltd. GDR	8,200	2,517,400
Samsung Engineering Co. Ltd.	489,000	35,904,106
Samsung Fire & Marine Insurance Co. Ltd.	167,310	29,657,854
Samsung Techwin Co. Ltd.	313,000	12,376,066
Seoul Securities Co. Ltd.	9,267,099	11,523,759
Shinhan Financial Group Co. Ltd.	1,070,320	60,023,532
Shinsegae Co. Ltd.	34,132	23,224,255
SK Corp.	120,000	13,071,152
SK Securities Co. Ltd.	2,800,000	4,560,194
TOTAL KOREA (SOUTH)		660,110,693
Malaysia - 6.3%
Bumiputra-Commerce Holdings BHD	3,800,000	11,992,987
Bursa Malaysia BHD	4,900,000	16,610,169
Cement Industries of Malaysia BHD	1,591,200	2,720,199
DiGi.com BHD	1,050,000	6,259,497
Gamuda BHD	960,000	2,202,221
Golden Hope Plantation BHD	5,980,600	13,894,147
IGB Corp. BHD	6,000,000	4,997,078
IOI Corp. BHD	850,000	6,271,917
Kinsteel BHD	3,200,000	5,236,704
KLCC Property Holdings BHD	3,000,000	3,366,452
Lafarge Malayan Cement BHD	17,000,000	8,743,425
Lingkaran Transportation Kota Holdings BHD	832,500	885,535
Malaysian Resources Corp. BHD (a)	8,600,000	5,679,719
MMC Corp. BHD	2,794,100	5,797,227
PPB Oil Palms BHD	2,000,000	8,591,467
Public Bank BHD (For. Reg.)	1,990,625	5,817,139
Sime Darby BHD	4,850,000	13,039,158
Telekom Malaysia BHD	3,100,000	9,783,752
Common Stocks - continued
	Shares	Value
Malaysia - continued
Tenaga Nasional BHD	4,415,400	$ 14,709,398
UEM World BHD	8,500,000	10,084,746
TOTAL MALAYSIA		156,682,937
Papua New Guinea - 0.4%
Oil Search Ltd.	3,000,000	8,919,033
Philippines - 0.3%
Philippine Long Distance Telephone Co.	159,280	8,531,657
Singapore - 8.9%
Ascott Residence Trust	1,731,000	2,221,860
Banyan Tree Holdings Ltd.	1,413,000	2,176,422
CDL Hospitality Trusts unit	4,400,000	5,300,158
China Energy Ltd.	11,300,000	9,669,563
Cosco Corp. Singapore Ltd.	20,400,000	38,001,580
DBS Group Holdings Ltd.	1,270,000	17,806,082
Hotel Properties Ltd.	1,172,000	4,628,752
Keppel Corp. Ltd.	2,181,000	30,722,354
Keppel Land Ltd.	510,000	2,970,972
Mapletree Logistics Trust (REIT)	1,836,000	1,619,431
Raffles Medical Group Ltd.	2,613,600	2,339,716
Rotary Engineering Ltd.	9,000,000	5,983,412
SembCorp Industries Ltd.	2,750,000	8,833,597
Singapore Exchange Ltd.	6,585,000	32,075,434
Singapore Land Ltd.	1,060,000	7,326,224
Singapore Technologies Engineering Ltd.	3,000,000	7,109,005
Straits Asia Resources Ltd.	9,000,000	5,983,412
The Ascott Group Ltd.	12,650,000	14,571,814
United Overseas Bank Ltd.	630,000	8,874,408
Yangzijiang Shipbuilding Holdings Ltd.	15,500,000	13,467,615
TOTAL SINGAPORE		221,681,811
Taiwan - 12.7%
Advanced Semiconductor Engineering, Inc. (a)	10,600,000	12,317,200
Ambassador Hotel	7,300,000	7,888,220
China Life Insurance Co. Ltd. (a)	8,400,000	3,618,136
China Steel Corp.	10,100,000	11,459,531
Chinatrust Financial Holding Co. Ltd.	10,600,000	8,351,968
Chinatrust Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 9/28/07 (a)	4,125,501	3,230,488
Chong Hong Construction Co. Ltd.	3,707,888	6,989,400
Far EasTone Telecommunications Co. Ltd.	5,080,000	5,733,307
Farglory Land Developt Co. Ltd.	4,200,000	6,958,923
Formosa Plastics Corp.	12,004,000	22,987,955
Foxconn Technology Co. Ltd.	1,307,645	12,383,485
Fubon No 2 (REIT)	7,000,000	2,710,450
Fuhwa Financial Holding Co. Ltd. (a)	20,996,500	9,075,343
Goldsun Development & Construction Co. Ltd.	7,432,000	3,993,120
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,815,025	65,255,754

	Shares	Value
Huaku Construction Co. Ltd.	5,060,000	$ 10,631,688
Hung Poo Real Estate Development Co. Ltd.	6,675,000	6,812,145
KEE TAI Properties Co. Ltd.	3,549,000	3,573,981
Kindom Construction Co. Ltd. (a)	9,000,000	4,241,269
Shin Kong Financial Holding Co. Ltd.	4,000,000	3,721,991
Shin Kong Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 6/14/07 (a)	1,275,902	1,179,889
Shin Kong Financial Holding Co. Ltd. warrants (UBS Warrant Programme):
7/31/07 (a)	6,762,280	6,253,411
9/17/07 (a)	4,900,000	4,528,993
Shin Kong No 1 REIT	6,483,000	2,237,832
Shinkong Insurance Co. Ltd.	662,000	343,762
Siliconware Precision Industries Co. Ltd.	6,328,000	12,156,264
Tainan Spinning Co. Ltd. (a)	8,036,000	3,666,378
Taiwan Chi Cheng Enterprise Co. Ltd.	3,450,000	11,183,984
Taiwan Fertilizer Co. Ltd.	10,727,000	19,673,116
Taiwan Semiconductor Manufacturing Co. Ltd.	20,903,604	43,105,390
TOTAL TAIWAN		316,263,373
Thailand - 0.3%
Bangkok Dusit Medical Service PCL (For. Reg.)	2,600,000	2,841,121
Central Pattana PCL (For. Reg.)	5,216,600	3,937,764
True Corp. PCL (For. Reg.) (a)	100	18
TOTAL THAILAND		6,778,903
TOTAL COMMON STOCKS (Cost $1,710,743,845)		2,388,703,084
Investment Companies - 1.4%

Hong Kong - 1.4%
iShares FTSE/Xinhua A50 China Tracker (Cost $23,712,639)	2,186,200	35,660,893
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 5.29% (b)	65,803,109	65,803,109
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	20,116,842	20,116,842
TOTAL MONEY MARKET FUNDS (Cost $85,919,951)		85,919,951
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,820,376,435)		2,510,283,928
NET OTHER ASSETS - (1.0)%		(24,843,050)
NET ASSETS - 100%		$ 2,485,440,878
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,414,337 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,162,996
Fidelity Securities Lending Cash Central Fund	124,934
Total	$ 1,287,930

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Southeast Asia

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $19,115,470) - See accompanying schedule: Unaffiliated issuers (cost $1,734,456,484)	$ 2,424,363,977
Fidelity Central Funds (cost $85,919,951)	85,919,951
Total Investments (cost $1,820,376,435)		$ 2,510,283,928
Foreign currency held at value (cost $305,664)		305,667
Receivable for investments sold		32,514,055
Receivable for fund shares sold		8,063,882
Dividends receivable		6,185,929
Distributions receivable from Fidelity Central Funds		193,744
Prepaid expenses		4,240
Other receivables		841,409
Total assets		2,558,392,854

Liabilities
Payable for investments purchased	$ 39,785,760
Payable for fund shares redeemed	10,464,156
Accrued management fee	1,618,241
Other affiliated payables	476,781
Other payables and accrued expenses	490,196
Collateral on securities loaned, at value	20,116,842
Total liabilities		72,951,976

Net Assets		$ 2,485,440,878
Net Assets consist of:
Paid in capital		$ 1,685,315,315
Undistributed net investment income		5,039,794
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		105,166,024
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		689,919,745
Net Assets, for 82,415,039 shares outstanding		$ 2,485,440,878
Net Asset Value, offering price and redemption price per share ($2,485,440,878 ÷ 82,415,039 shares)		$ 30.16

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 20,548,591
Interest		15,421
Income from Fidelity Central Funds (including $124,934 from security lending)		1,287,930
		21,851,942
Less foreign taxes withheld		(2,199,942)
Total income		19,652,000

Expenses
Management fee Basic fee	$ 7,485,744
Performance adjustment	926,114
Transfer agent fees	2,220,314
Accounting and security lending fees	458,411
Custodian fees and expenses	883,029
Independent trustees' compensation	3,131
Registration fees	110,049
Audit	50,116
Interest	15,700
Miscellaneous	3,371
Total expenses before reductions	12,155,979
Expense reductions	(1,363,739)	10,792,240
Net investment income (loss)		8,859,760
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,665,741
Foreign currency transactions	(634,951)
Total net realized gain (loss)		107,030,790
Change in net unrealized appreciation (depreciation) on: Investment securities	319,327,950
Assets and liabilities in foreign currencies	(12,337)
Total change in net unrealized appreciation (depreciation)		319,315,613
Net gain (loss)		426,346,403
Net increase (decrease) in net assets resulting from operations		$ 435,206,163

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Southeast Asia
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,859,760	$ 17,990,728
Net realized gain (loss)	107,030,790	101,570,768
Change in net unrealized appreciation (depreciation)	319,315,613	243,787,082
Net increase (decrease) in net assets resulting from operations	435,206,163	363,348,578
Distributions to shareholders from net investment income	(15,348,089)	(11,222,484)
Distributions to shareholders from net realized gain	(86,082,743)	(18,514,528)
Total distributions	(101,430,832)	(29,737,012)
Share transactions Proceeds from sales of shares	776,546,066	839,465,156
Reinvestment of distributions	97,580,587	28,757,013
Cost of shares redeemed	(316,175,601)	(393,593,644)
Net increase (decrease) in net assets resulting from share transactions	557,951,052	474,628,525
Redemption fees	766,808	942,767
Total increase (decrease) in net assets	892,493,191	809,182,858

Net Assets
Beginning of period	1,592,947,687	783,764,829
End of period (including undistributed net investment income of $5,039,794 and undistributed net investment income of $13,779,108, respectively)	$ 2,485,440,878	$ 1,592,947,687
Other Information Shares
Sold	27,912,868	36,006,623
Issued in reinvestment of distributions	3,728,720	1,416,326
Redeemed	(11,481,968)	(17,069,282)
Net increase (decrease)	20,159,620	20,353,667

Financial Highlights

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 25.59	$ 18.70	$ 14.87	$ 13.72	$ 9.96	$ 9.10
Income from Investment Operations
Net investment income (loss) D	.12	.33	.30	.16	.15	.06
Net realized and unrealized gain (loss)	5.96	7.23	3.66	1.10	3.68	.81
Total from investment operations	6.08	7.56	3.96	1.26	3.83	.87
Distributions from net investment income	(.23)	(.26)	(.14)	(.13)	(.08)	(.03)
Distributions from net realized gain	(1.29)	(.43)	-	-	-	-
Total distributions	(1.52)	(.69)	(.14)	(.13)	(.08)	(.03)
Redemption fees added to paid in capital D	.01	.02	.01	.02	.01	.02
Net asset value, end of period	$ 30.16	$ 25.59	$ 18.70	$ 14.87	$ 13.72	$ 9.96
Total Return B, C, H	24.70%	41.50%	26.84%	9.39%	38.81%	9.75%
Ratios to Average Net Assets E, G
Expenses before reductions	1.16% A	1.21%	1.20%	1.21%	1.32%	1.54%
Expenses net of fee waivers, if any	1.16% A	1.21%	1.20%	1.21%	1.32%	1.54%
Expenses net of all reductions	1.03% A	1.04%	1.09%	1.20%	1.32%	1.50%
Net investment income (loss)	.84% A	1.44%	1.71%	1.11%	1.35%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,485,441	$ 1,592,948	$ 783,765	$ 464,874	$ 395,554	$ 245,651
Portfolio turnover rate F	83% A	100%	109%	131%	115%	131%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Total returns do not include the effect of the former sales charges.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, Fidelity Pacific Basin Fund and Fidelity Southeast Asia Fund (the Funds) are funds of Fidelity Investment Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds are diversified with the exception of Fidelity Latin America Fund. Each Fund is authorized to issue an unlimited number of shares. On January 18, 2007, the Board of Trustees of Fidelity Canada Fund approved the creation of additional classes of shares. The Fund will commence sale of shares of Class A, Class T, Class B, Class C and Institutional Class and the existing class will be designated Canada on May 2, 2007. The Fidelity Japan Smaller Companies Fund is currently closed to most new accounts. Fidelity Nordic Fund was closed to most new accounts effective the close of business on March 14, 2007 and was reopened on June 21, 2007. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, each Fund uses independent pricing services approved by the Board of Trustees to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because each Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Funds are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Canada	$ 2,395,811,640	$ 976,366,571	$ (22,354,268)	$ 954,012,303
China Region	732,122,083	222,509,874	(10,285,353)	212,224,521
Emerging Markets	2,712,441,343	1,171,214,730	(57,304,516)	1,113,910,214
Europe	4,906,580,141	993,624,687	(20,020,783)	973,603,904
Europe Capital Appreciation	1,603,419,874	266,862,500	(8,086,349)	258,776,151
Japan	1,748,183,447	143,266,480	(53,821,059)	89,445,421
Japan Smaller Companies	869,564,371	184,720,484	(60,155,016)	124,565,468
Latin America	2,625,544,768	1,519,228,362	(13,896,499)	1,505,331,863
Nordic	687,813,490	182,433,944	(4,152,041)	178,281,903
Pacific Basin	868,390,313	284,219,768	(41,479,613)	242,740,155
Southeast Asia	1,820,876,792	710,220,977	(20,813,840)	689,407,137

Short-Term Trading (Redemption) Fees. Shares held in Canada, China Region, Emerging Markets, Japan, Japan Smaller Companies, Latin America, Nordic, Pacific Basin and Southeast Asia less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. Shares held in Europe and Europe Capital Appreciation less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Funds and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

4. Operating Policies.

Forward Foreign Currency Contracts. Europe Capital Appreciation generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage the Fund's currency exposure. Contracts to sell generally are used to hedge the Fund's investments against currency fluctuations, while contracts to buy generally are used to offset a previous contract to sell. Also, a contract to buy can be used to acquire exposure to foreign currencies and a contract to sell can be used to offset a previous contract to buy. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell is shown in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts at period end. Losses may arise from changes in the value of foreign currency or if the counterparties do not perform under the contracts' terms.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) recognized on the date of offset: otherwise, gain (loss) is recognized on settlement date. Contracts that have been offset with different counterparties are reflected as both a contract to buy and a contract to sell in the Schedule of Investments under the caption "Forward Foreign Currency Contracts."

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Canada	366,702,989	570,347,261
China Region	426,667,030	220,831,554
Emerging Markets	1,047,084,089	912,016,534
Europe	2,331,825,869	1,984,052,504
Europe Capital Appreciation	574,822,017	327,000,710
Japan	2,116,039,538	2,139,382,141
Japan Smaller Companies	401,213,549	599,598,033
Latin America	1,189,939,741	952,381,357
Nordic	378,328,220	106,709,753
Pacific Basin	460,326,856	527,716,853
Southeast Asia	1,296,824,215	845,582,379

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Canada, Europe, Europe Capital Appreciation, Japan, Pacific Basin and Southeast Asia is subject to a performance adjustment (up to a maximum ±.20% of each applicable Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on each Fund's relative investment performance as compared to an appropriate benchmark index. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows:

	Individual Rate	Group Rate	Total
Canada	.45%	.26%	.68%
China Region	.45%	.26%	.71%
Emerging Markets	.45%	.26%	.71%
Europe	.45%	.26%	.79%
Europe Capital Appreciation	.45%	.26%	.73%
Japan	.45%	.26%	.75%
Japan Smaller Companies	.45%	.26%	.71%
Latin America	.45%	.26%	.71%
Nordic	.45%	.26%	.71%
Pacific Basin	.45%	.26%	.83%
Southeast Asia	.45%	.26%	.80%

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Canada	.22%
China Region	.24%
Emerging Markets	.21%
Europe	.22%
Europe Capital Appreciation	.21%
Japan	.22%
Japan Smaller Companies	.21%
Latin America	.20%
Nordic	.24%
Pacific Basin	.23%
Southeast Asia	.21%

Accounting and Security Lending Fees. FSC maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Canada	$ 41
Emerging Markets	237
Latin America	125
Pacific Basin	2

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Canada	Borrower	$ 8,411,000	5.39%	$ 22,649
Emerging Markets	Borrower	34,707,000	5.39%	36,401
Europe	Borrower	43,540,000	5.40%	26,146
Europe Capital Appreciation	Borrower	20,898,000	5.40%	9,396
Latin America	Borrower	44,260,000	5.39%	6,626
Pacific Basin	Borrower	4,906,200	5.39%	11,024
Southeast Asia	Borrower	14,969,286	5.39%	15,700

7. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Canada	$ 3,755
China Region	1,093
Emerging Markets	4,102
Europe	5,281
Europe Capital Appreciation	1,550
Japan	2,181
Japan Smaller Companies	1,355
Latin America	4,297
Nordic	576
Pacific Basin	1,229
Southeast Asia	2,367

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of certain Funds provided services to these Funds in addition to trade execution. These services included payments of expenses on behalf of each applicable Fund. In addition, through arrangements with each applicable Fund's custodian

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction

Canada	$ 157,646	$ 10,153	$ 51,962
China Region	332,078	740	10,035
Emerging Markets	952,252	2,331	67,593
Europe	1,479,089	11	206,629
Europe Capital Appreciation	273,603	177	10,308
Japan	105,109	6	54,164
Japan Smaller Companies	108,933	152	8,997
Latin America	180,529	5,427	41,677
Nordic	130,809	283	4,328
Pacific Basin	375,543	-	21,753
Southeast Asia	1,326,461	947	36,331

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, Fidelity Freedom Fund 2020 was the owner of record of approximately 19% and 14% of the total outstanding shares of Europe and Japan, respectively. Fidelity Freedom 2030 was the owner of record of approximately 15% and 11% of the total outstanding shares of Europe and Japan, respectively. The Fidelity Freedom Funds were the owners of record, in the aggregate, of approximately 65% and 47% of the total outstanding shares of Europe and Japan, respectively.

11. Other Matters Regarding Canada, China Region, Emerging Markets, Europe, Europe Capital Appreciation and Latin America.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to each of the Funds listed above is not anticipated to have a material impact on such Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

12. Subsequent Event Regarding Europe and Nordic.

The proposal to merge Fidelity Nordic Fund into Fidelity Europe Fund did not receive the number of votes required for approval at the shareholder meeting on June 20, 2007. All expenses in connection with the proxy will be paid by FMR.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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15445 N. Scottsdale Road
Scottsdale, AZ

California

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Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

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10100 Santa Monica Blvd.
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73-575 El Paseo
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Indiana

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Kansas

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Maine

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Maryland

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Bethesda, MD

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Massachusetts

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Boston, MA

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Boston, MA

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Braintree, MA

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Burlington, MA

238 Main Street
Cambridge, MA

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Framingham, MA

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Michigan

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Ann Arbor, MI

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Minnesota

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Missouri

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Nevada

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New York, NY

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New York, NY

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New York, NY

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North Carolina

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Ohio

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Oregon

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Pennsylvania

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Philadelphia, PA

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Rhode Island

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Tennessee

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Texas

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Austin, TX

4001 Northwest Parkway
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12532 Memorial Drive
Houston, TX

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Houston, TX

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Houston, TX

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Irving, TX

6005 West Park Boulevard
Plano, TX

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San Antonio, TX

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Southlake, TX

19740 IH 45 North
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Utah

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Salt Lake City, UT

Virginia

1861 International Drive
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Washington

411 108th Avenue, N.E.
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1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

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Making Changes
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(such as changing name, address, bank, etc.)

Fidelity Investments
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(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

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(formerly Fidelity Management & Research (Far East) Inc.)
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(U.K.) Limited

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Fidelity Distributors Corporation
Boston, MA

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Fidelity Service Company, Inc.
Boston, MA

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JPMorgan Chase Bank
New York, NY

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Boston, MA

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Pittsburgh, PA

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Chicago, IL

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International Small Cap Opportunities Fund

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Boston, MA 02109
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TIF-USAN-0607
1.784917.104

Fidelity®

International Discovery

Fund

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,157.00	$ 6.63
Hypothetical A	$ 1,000.00	$ 1,018.65	$ 6.21
Class T
Actual	$ 1,000.00	$ 1,155.00	$ 8.76
Hypothetical A	$ 1,000.00	$ 1,016.66	$ 8.20
Class B
Actual	$ 1,000.00	$ 1,151.80	$ 11.58
Hypothetical A	$ 1,000.00	$ 1,014.03	$ 10.84
Class C
Actual	$ 1,000.00	$ 1,151.70	$ 11.36
Hypothetical A	$ 1,000.00	$ 1,014.23	$ 10.64
International Discovery Fund
Actual	$ 1,000.00	$ 1,158.20	$ 5.57
Hypothetical A	$ 1,000.00	$ 1,019.64	$ 5.21
Institutional Class
Actual	$ 1,000.00	$ 1,158.80	$ 5.19
Hypothetical A	$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.24%
Class T	1.64%
Class B	2.17%
Class C	2.13%
International Discovery Fund	1.04%
Institutional Class	.97%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan 16.4%
United Kingdom 15.5%
France 10.7%
Germany 10.6%
Switzerland 9.4%
Australia 6.6%
Netherlands 3.6%
United States of America 3.6%
Spain 2.9%
Other 20.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan 19.1%
United Kingdom 16.5%
France 12.3%
Germany 10.2%
Switzerland 9.5%
Australia 5.5%
Italy 3.6%
United States of America 3.3%
Spain 3.2%
Other 16.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.3	97.1
Short-Term Investments and Net Other Assets	2.7	2.9
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	1.5
Toyota Motor Corp. (Japan, Automobiles)	1.4	1.3
E.ON AG (Germany, Electric Utilities)	1.3	1.1
Nestle SA (Reg.) (Switzerland, Food Products)	1.1	1.1
Allianz AG (Reg.) (Germany, Insurance)	1.1	1.1
Siemens AG (Reg.) (Germany, Industrial Conglomerates)	1.1	0.0
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.1	1.2
Canon, Inc. (Japan, Office Electronics)	1.1	0.8
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	0.9
CSL Ltd. (Australia, Biotechnology)	1.0	0.7
	11.8
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	27.5
Consumer Discretionary	15.1	15.8
Industrials	14.5	8.3
Information Technology	8.5	7.4
Health Care	7.8	8.1
Consumer Staples	7.5	9.6
Materials	6.5	4.5
Energy	5.8	6.6
Utilities	5.2	5.2
Telecommunication Services	3.2	2.7

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
Australia - 6.6%
AMP Ltd.	2,150,200	$ 19,196
Aristocrat Leisure Ltd.	2,592,700	35,742
AXA Asia Pacific Holdings Ltd.	3,809,600	23,380
Babcock & Brown Japan Property Trust	14,813,600	23,989
Babcock & Brown Ltd.	1,739,000	42,819
Billabong International Ltd.	294,626	4,037
Brambles Ltd. (a)	3,581,600	39,232
Cochlear Ltd.	721,200	38,002
Computershare Ltd.	6,268,300	54,398
CSL Ltd.	1,660,850	120,381
Downer EDI Ltd.	3,857,181	23,992
Energy Resources of Australia Ltd.	1,344,200	28,153
Macquarie Bank Ltd.	406,900	29,398
Macquarie Goodman Group unit	4,632,200	27,351
Mortgage Choice Ltd.	2,899,300	7,584
National Australia Bank Ltd.	2,197,000	78,125
Oxiana Ltd.	6,500,731	16,412
QBE Insurance Group Ltd.	1,922,267	49,263
Seek Ltd.	2,000,000	12,274
Woolworths Ltd.	2,353,439	55,310
WorleyParsons Ltd.	1,190,900	27,197
TOTAL AUSTRALIA		756,235
Austria - 0.1%
Austriamicrosystems AG (a)	111,000	7,605
Belgium - 0.2%
InBev SA	365,300	28,613
Bermuda - 0.5%
Aquarius Platinum Ltd. (United Kingdom)	1,434,800	43,032
Ports Design Ltd.	6,613,900	18,601
TOTAL BERMUDA		61,633
Brazil - 0.5%
Submarino SA	1,519,400	55,014
Canada - 0.5%
Niko Resources Ltd.	114,600	9,138
Potash Corp. of Saskatchewan, Inc.	197,100	35,383
Tenke Mining Corp. (a)	649,500	14,045
TOTAL CANADA		58,566
Cayman Islands - 0.8%
Foxconn International Holdings Ltd. (a)	7,852,300	23,790
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Lee & Man Paper Manufacturing Ltd.	7,304,000	$ 20,635
Simcere Pharmaceutical Group sponsored ADR	106,280	1,764
Subsea 7, Inc. (a)(d)	791,800	16,237
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	809,100	29,354
TOTAL CAYMAN ISLANDS		91,780
China - 0.7%
Focus Media Holding Ltd. ADR (a)	640,308	23,691
Jiangsu Expressway Co. Ltd. (H Shares)	25,464,000	21,777
Mindray Medical International Ltd. sponsored ADR	822,600	18,928
Nine Dragons Paper (Holdings) Ltd.	10,409,000	21,210
TOTAL CHINA		85,606
Cyprus - 0.3%
Marfin Popular Bank Public Co.	2,494,659	28,663
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	584,800	28,586
Denmark - 0.9%
Novo Nordisk AS Series B	288,400	28,366
Vestas Wind Systems AS (a)	1,117,200	73,460
TOTAL DENMARK		101,826
Finland - 0.9%
Citycon Oyj	692,322	5,574
Nokia Corp. sponsored ADR	2,785,700	70,339
Wartsila Corp. (B Shares)	431,600	29,136
TOTAL FINLAND		105,049
France - 10.7%
Air France KLM (Reg.)	548,400	28,123
Alcatel-Lucent SA	1,089,900	14,441
Alstom SA (a)	374,900	56,275
April Group (d)	142,162	7,527
AXA SA	1,537,666	70,825
BNP Paribas SA	403,139	47,118
Business Objects SA sponsored ADR (a)	431,100	16,171
Cap Gemini SA (d)	442,000	33,680
CNP Assurances (d)	210,300	26,961
Electricite de France	648,200	56,699
Gaz de France (d)	774,200	36,554
Geodis SA	73,700	16,917
Groupe Danone	232,200	38,388
Common Stocks - continued
	Shares	Value (000s)
France - continued
Icade SA (d)	558,489	$ 42,877
L'Oreal SA (d)	247,100	29,713
Louis Vuitton Moet Hennessy (LVMH) (d)	343,300	40,274
Neopost SA	254,300	37,065
Neuf Cegetel	318,153	13,025
Orpea (a)(d)	270,464	27,917
Pinault Printemps-Redoute SA	155,200	27,096
Remy Cointreau SA	304,500	22,334
Renault SA (d)	388,500	50,746
Schneider Electric SA (d)	191,000	27,125
Schneider Electric SA (new)	11,235	1,535
Sechilienne-Sidec	174,000	10,910
Societe Generale Series A	181,820	38,829
Suez SA (France) (d)	918,900	52,640
Total SA Series B (d)	1,772,076	130,584
Vallourec SA	82,800	22,824
Veolia Environnement	705,800	58,655
Vinci SA (d)	634,600	102,661
Vivendi Universal SA (d)	1,055,598	43,761
TOTAL FRANCE		1,230,250
Georgia - 0.1%
Bank of Georgia unit (a)	206,100	7,110
Germany - 9.2%
Allianz AG (Reg.) (d)	576,530	131,148
Bayer AG sponsored ADR (d)	1,663,400	113,743
Bilfinger Berger AG	242,300	22,983
Continental AG (d)	228,600	31,968
DaimlerChrysler AG (Reg.)	433,000	34,861
Deutsche Boerse AG	276,700	65,152
E.ON AG (d)	974,300	146,525
Hochtief AG	440,000	46,533
Hugo Boss AG	43,200	2,889
KarstadtQuelle AG (a)(d)	1,160,400	44,813
Linde AG	385,128	43,273
MAN AG	221,900	29,805
MTU Aero Engines Holding AG (d)	327,000	19,188
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	362,300	64,810
Q-Cells AG (d)	390,000	28,366
SGL Carbon AG (a)	612,600	24,050
Siemens AG (Reg.)	1,081,900	130,877
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
SolarWorld AG	528,200	$ 44,804
Wincor Nixdorf AG	247,400	24,368
TOTAL GERMANY		1,050,156
Greece - 0.1%
EFG Eurobank Ergasias SA	374,100	15,672
Hong Kong - 1.3%
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	10,470
Esprit Holdings Ltd.	6,508,600	79,459
Li & Fung Ltd.	10,953,900	34,447
Television Broadcasts Ltd.	2,838,529	18,815
TOTAL HONG KONG		143,191
India - 1.1%
Bharti Airtel Ltd. (a)	1,220,000	24,160
Infosys Technologies Ltd.	953,052	47,620
IVRCL Infrastructures & Projects Ltd.	498,800	3,898
Larsen & Toubro Ltd.	147,000	6,083
Pantaloon Retail India Ltd.	442,715	4,553
Satyam Computer Services Ltd.	3,024,300	34,870
TOTAL INDIA		121,184
Indonesia - 0.2%
PT Perusahaan Gas Negara Tbk Series B	16,035,500	18,534
Ireland - 0.9%
Allied Irish Banks PLC	1,216,400	36,912
Paddy Power PLC (Ireland)	623,197	17,408
Ryanair Holdings PLC sponsored ADR (a)	937,500	43,753
TOTAL IRELAND		98,073
Israel - 0.5%
Israel Chemicals Ltd.	3,916,700	30,134
Nice Systems Ltd. sponsored ADR	614,000	22,503
TOTAL ISRAEL		52,637
Italy - 2.6%
AEM SpA	4,072,044	16,037
Edison Spa	8,145,605	24,576
ENI Spa	288,800	9,565
ENI Spa sponsored ADR	389,450	25,797
Fiat Spa	2,508,000	74,506
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Impregilo Spa (a)	3,423,000	$ 27,975
Pirelli & C. Real Estate Spa (d)	227,800	17,423
Prysmian SPA	338,700	6,933
Unicredito Italiano Spa	8,882,300	91,876
TOTAL ITALY		294,688
Japan - 15.9%
Aeon Mall Co. Ltd. (d)	793,600	26,563
Asahi Glass Co. Ltd.	1,924,000	25,884
Asics Corp.	2,315,000	29,154
Bank of Yokohama Ltd.	2,571,000	18,825
Canon, Inc.	2,148,450	120,743
Casio Computer Co. Ltd.	908,500	18,341
Chiba Bank Ltd.	2,187,000	18,079
Chugai Pharmaceutical Co. Ltd.	1,571,700	40,082
East Japan Railway Co.	3,681	29,853
Fanuc Ltd.	192,200	18,824
Fujifilm Holdings Corp.	801,200	32,761
Honda Motor Co. Ltd.	1,470,700	50,636
Japan Tobacco, Inc.	8,463	41,341
Kawasaki Kisen Kaisha Ltd. (d)	2,253,000	24,472
Keyence Corp.	82,600	18,363
Konica Minolta Holdings, Inc.	987,500	13,514
Kubota Corp.	3,316,000	31,344
Leopalace21 Corp.	329,500	10,805
Mitsubishi Estate Co. Ltd.	1,926,400	59,733
Mitsubishi UFJ Financial Group, Inc.	1,086	11,349
Mitsui & Co. Ltd.	2,560,000	46,039
Mitsui Fudosan Co. Ltd.	2,217,000	64,721
Mizuho Financial Group, Inc.	11,116	66,902
Murata Manufacturing Co. Ltd.	627,200	46,227
Namco Bandai Holdings, Inc.	1,763,600	28,663
NGK Insulators Ltd.	1,937,000	42,282
Nintendo Co. Ltd.	340,100	106,251
Nippon Building Fund, Inc.	2,400	38,799
Nippon Electric Glass Co. Ltd.	855,000	14,635
Nippon Steel Corp.	4,566,000	29,462
Nomura Holdings, Inc.	2,767,200	53,296
NSK Ltd.	3,609,000	34,930
NTT DoCoMo, Inc.	23,200	39,463
ORIX Corp.	251,320	67,020
Sony Corp. sponsored ADR	776,900	41,378
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sumco Corp.	843,600	$ 36,663
Sumitomo Corp.	1,815,400	31,097
Sumitomo Electric Industries Ltd.	1,786,100	25,262
Sumitomo Metal Industries Ltd.	4,099,000	20,815
Sumitomo Mitsui Financial Group, Inc.	1,982	17,317
Sumitomo Trust & Banking Co. Ltd.	2,478,800	24,211
T&D Holdings, Inc.	495,150	31,363
Takeda Pharamaceutical Co. Ltd.	896,400	58,119
The Sumitomo Warehouse Co. Ltd.	338,000	2,609
Tokuyama Corp.	2,931,900	43,962
Toyo Tanso Co. Ltd. (d)	104,400	11,082
Toyota Motor Corp.	2,609,100	158,398
TOTAL JAPAN		1,821,632
Korea (South) - 1.5%
Korean Reinsurance Co.	946,600	12,043
LG Household & Health Care Ltd.	462,880	61,630
NHN Corp.	261,735	40,940
Samsung Fire & Marine Insurance Co. Ltd.	208,660	36,988
Shinhan Financial Group Co. Ltd.	385,130	21,598
TOTAL KOREA (SOUTH)		173,199
Luxembourg - 0.5%
Acergy SA	1,124,500	24,076
SES SA FDR unit	1,505,854	29,590
TOTAL LUXEMBOURG		53,666
Malaysia - 0.5%
DiGi.com BHD	225,500	1,344
Gamuda BHD	12,673,900	29,074
IJM Corp. BHD	8,525,300	21,674
TOTAL MALAYSIA		52,092
Mexico - 0.6%
America Movil SA de CV Series L sponsored ADR	1,057,700	55,561
Urbi, Desarrollos Urbanos, SA de CV (a)	4,121,400	17,220
TOTAL MEXICO		72,781
Netherlands - 3.6%
ABN-AMRO Holding NV (d)	869,800	42,142
Arcelor Mittal	628,300	33,564
Arcelor Mittal Class A	702,200	38,022
CNH Global NV	702,000	30,390
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Heineken NV (Bearer)	791,000	$ 42,002
ING Groep NV (Certificaten Van Aandelen)	1,385,044	63,172
Koninklijke KPN NV	1,139,700	19,440
Koninklijke Numico NV (d)	341,600	18,907
Koninklijke Philips Electronics NV	1,369,200	56,192
Nutreco Holding NV	628,000	46,628
SBM Offshore NV	691,900	24,983
TOTAL NETHERLANDS		415,442
Norway - 1.5%
Aker Kvaerner ASA	1,494,750	35,614
Hafslund ASA (B Shares) (d)	674,550	16,611
Marine Harvest ASA (a)	36,488,200	39,498
ProSafe ASA	773,000	12,045
Renewable Energy Corp. AS (d)	1,103,800	31,912
Telenor ASA	1,977,400	36,977
TOTAL NORWAY		172,657
Russia - 0.3%
Magma OJSC sponsored GDR (a)(f)	675,700	8,548
OAO Gazprom sponsored ADR	677,600	26,630
TOTAL RUSSIA		35,178
Singapore - 0.4%
Keppel Corp. Ltd.	1,166,000	16,425
Singapore Exchange Ltd.	5,755,000	28,033
TOTAL SINGAPORE		44,458
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA	2,401,000	57,480
Banco Santander Central Hispano SA	5,263,900	94,745
Grupo Ferrovial SA	243,200	26,583
Inditex SA	891,300	55,194
Sol Melia SA	702,567	17,199
Telefonica SA	3,416,700	77,047
TOTAL SPAIN		328,248
Sweden - 1.7%
Hennes & Mauritz AB (H&M) (B Shares) (d)	742,500	49,484
Modern Times Group AB (MTG) (B Shares)	1,049,300	61,786
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Scania AB (B Shares)	576,700	$ 55,521
Swedbank AB (A Shares) (d)	736,200	28,680
TOTAL SWEDEN		195,471
Switzerland - 9.4%
ABB Ltd. sponsored ADR	5,171,500	103,223
Actelion Ltd. (Reg.) (a)	199,558	47,583
BB Biotech AG (d)	341,699	28,544
Compagnie Financiere Richemont unit	508,844	30,901
Credit Suisse Group (Reg.)	1,338,656	105,084
EFG International	332,000	14,980
Julius Baer Holding AG (Bearer)	1,105,364	77,696
Lindt & Spruengli AG (participation certificate)	15,453	42,859
Nestle SA (Reg.)	330,815	131,466
Nobel Biocare Holding AG (Switzerland)	66,378	24,043
Novartis AG (Reg.)	707,960	41,125
Phonak Holding AG	463,240	41,229
Roche Holding AG (participation certificate)	891,492	168,039
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	12,915	16,499
Swiss Life Holding	95,891	24,889
Tecan Group AG	212,300	15,819
The Swatch Group AG (Reg.)	1,212,573	70,926
UBS AG (NY Shares)	969,200	62,901
Zurich Financial Services AG (Reg.)	109,285	31,939
TOTAL SWITZERLAND		1,079,745
Taiwan - 1.2%
Gemtek Technology Corp.	8,486,000	21,855
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,887,890	45,795
PixArt Imaging, Inc.	1,740,000	21,152
Shin Kong Financial Holding Co. Ltd.	10,227,415	9,517
Siliconware Precision Industries Co. Ltd.	12,187,000	23,412
Wistron Corp.	13,850,000	20,703
TOTAL TAIWAN		142,434
United Kingdom - 15.5%
Anglo American PLC (United Kingdom)	987,700	52,709
AstraZeneca PLC sponsored ADR	549,000	29,816
Autonomy Corp. PLC (a)	3,363,000	50,801
Aviva PLC	1,949,300	30,810
BAE Systems PLC	4,145,509	37,880
Barclays PLC	2,701,800	39,203
BG Group PLC	1,454,900	21,105
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
BG Group PLC sponsored ADR	200,000	$ 14,386
BHP Billiton PLC	4,290,500	96,853
BP PLC sponsored ADR	876,100	58,979
British American Tobacco PLC	1,459,900	45,447
British American Tobacco PLC sponsored ADR	390,200	24,294
British Land Co. PLC	1,369,800	40,343
Burberry Group PLC	1,777,700	24,703
Capita Group PLC	1,106,900	15,669
Clipper Windpower PLC (a)	2,006,200	35,199
GlaxoSmithKline PLC sponsored ADR	339,300	19,605
HBOS plc	2,208,200	47,816
HSBC Holdings PLC (Hong Kong) (Reg.)	1,403,144	25,919
Informa PLC	1,379,400	16,383
International Power PLC	7,306,600	64,317
Investec PLC	2,902,500	41,465
John Wood Group PLC	3,062,900	17,255
Man Group plc	3,043,000	34,376
Marks & Spencer Group PLC	3,391,600	50,318
N Brown Group PLC	4,180,000	25,073
National Grid PLC	1,576,100	24,785
Next PLC	991,700	46,577
Pearson PLC	2,394,300	41,242
Punch Taverns Ltd.	871,700	22,728
Reckitt Benckiser PLC	1,392,700	76,605
Renovo Group PLC (e)	9,727,800	35,010
Rio Tinto PLC sponsored ADR	155,900	38,040
Rolls-Royce Group PLC	3,864,403	37,069
Royal Bank of Scotland Group PLC	1,969,971	76,020
Royal Dutch Shell PLC Class B	3,412,059	120,633
Shire PLC	2,059,200	47,972
SSL International PLC	1,111,400	9,683
Tesco PLC	11,828,812	109,032
Vodafone Group PLC	33,268,435	95,580
Xstrata PLC	649,900	34,318
TOTAL UNITED KINGDOM		1,776,018
United States of America - 0.9%
Fluor Corp.	238,100	22,767
Macquarie Infrastructure Co. Trust	131,000	5,578
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Marathon Oil Corp.	259,900	$ 26,393
Sunoco, Inc.	624,200	47,146
TOTAL UNITED STATES OF AMERICA		101,884
TOTAL COMMON STOCKS (Cost $8,526,082)		10,905,576
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.4%
Fresenius AG (non-vtg.)	551,200	46,680
Hugo Boss AG (non-vtg.)	697,600	43,361
Porsche AG (non-vtg.)	20,695	34,840
ProSiebenSat.1 Media AG	887,300	32,450
TOTAL GERMANY		157,331
Italy - 0.1%
Intesa Sanpaolo Spa	1,669,602	13,538
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	236,131,217	472
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $111,572)		171,341
Government Obligations - 0.0%
Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 4.96% to 5.11% 5/3/07 to 6/7/07 (g) (Cost $3,093)	$ 3,100	3,094
Money Market Funds - 12.6%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	301,402,870	301,403
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	1,142,567,681	1,142,568
TOTAL MONEY MARKET FUNDS (Cost $1,443,971)		1,443,971
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $13,197)	$ 13,199	$ 13,197
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $10,097,915)		12,537,179
NET OTHER ASSETS - (9.5)%		(1,091,615)
NET ASSETS - 100%		$ 11,445,564
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
723 Nikkei 225 Index Contracts (Japan)	June 2007	$ 62,594	$ 2,997

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,548,000 or 0.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,094,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$13,197,000 due 5/1/07 at 5.12%
Banc of America Securities LLC	$ 2,016
Barclays Capital, Inc.	4,495
Fortis Securities LLC	2,882
Lehman Brothers, Inc.	3,804
$ 13,197
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,859
Fidelity Securities Lending Cash Central Fund	3,199
Total	$ 13,058
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Renovo Group PLC	$ 14,540	$ 16,799	$ 586	$ -	$ 35,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,090,882 and repurchase agreements of $13,197) - See accompanying schedule: Unaffiliated issuers (cost $8,628,450)	$ 11,058,198
Fidelity Central Funds (cost $1,443,971)	1,443,971
Other affiliated issuers (cost $25,494)	35,010
Total Investments (cost $10,097,915)		$ 12,537,179
Receivable for investments sold		227,995
Receivable for fund shares sold		27,975
Dividends receivable		36,252
Distributions receivable from Fidelity Central Funds		1,070
Prepaid expenses		29
Other receivables		4,758
Total assets		12,835,258

Liabilities
Payable to custodian bank	$ 2,406
Payable for investments purchased	218,054
Payable for fund shares redeemed	14,603
Accrued management fee	7,243
Distribution fees payable	71
Payable for daily variation on futures contracts	343
Other affiliated payables	2,024
Other payables and accrued expenses	2,382
Collateral on securities loaned, at value	1,142,568
Total liabilities		1,389,694

Net Assets		$ 11,445,564
Net Assets consist of:
Paid in capital		$ 8,522,568
Undistributed net investment income		51,320
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		430,711
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,440,965
Net Assets		$ 11,445,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($225,752 ÷ 5,545.1 shares)	$ 40.71

Maximum offering price per share (100/94.25 of $40.71)	$ 43.19
Class T: Net Asset Value and redemption price per share ($24,720 ÷ 609.8 shares)	$ 40.54

Maximum offering price per share (100/96.50 of $40.54)	$ 42.01
Class B: Net Asset Value and offering price per share ($8,106 ÷ 201.0 shares)A	$ 40.33

Class C: Net Asset Value and offering price per share ($12,545 ÷ 310.3 shares)A	$ 40.43

International Discovery Fund: Net Asset Value, offering price and redemption price per share ($11,136,988 ÷ 271,956.5 shares)	$ 40.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($37,453 ÷ 913.8 shares)	$ 40.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 105,916
Interest		459
Income from Fidelity Central Funds		13,058
		119,433
Less foreign taxes withheld		(8,698)
Total income		110,735

Expenses
Management fee Basic fee	$ 34,999
Performance adjustment	2,767
Transfer agent fees	10,537
Distribution fees	337
Accounting and security lending fees	916
Custodian fees and expenses	1,231
Independent trustees' compensation	14
Registration fees	412
Audit	87
Legal	71
Miscellaneous	19
Total expenses before reductions	51,390
Expense reductions	(3,630)	47,760
Net investment income (loss)		62,975
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $515)	463,711
Other affiliated issuers	8
Foreign currency transactions	(42)
Futures contracts	265
Total net realized gain (loss)		463,942
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $150)	903,463
Assets and liabilities in foreign currencies	263
Futures contracts	1,712
Total change in net unrealized appreciation (depreciation)		905,438
Net gain (loss)		1,369,380
Net increase (decrease) in net assets resulting from operations		$ 1,432,355

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,975	$ 89,022
Net realized gain (loss)	463,942	238,999
Change in net unrealized appreciation (depreciation)	905,438	940,196
Net increase (decrease) in net assets resulting from operations	1,432,355	1,268,217
Distributions to shareholders from net investment income	(85,862)	(41,324)
Distributions to shareholders from net realized gain	(224,325)	(189,744)
Total distributions	(310,187)	(231,068)
Share transactions - net increase (decrease)	2,081,090	3,239,823
Redemption fees	203	380
Total increase (decrease) in net assets	3,203,461	4,277,352

Net Assets
Beginning of period	8,242,103	3,964,751
End of period (including undistributed net investment income of $51,320 and undistributed net investment income of $83,948, respectively)	$ 11,445,564	$ 8,242,103

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.47	$ 30.57	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.21	.42	.28
Net realized and unrealized gain (loss)	5.36	7.19	2.88
Total from investment operations	5.57	7.61	3.16
Distributions from net investment income	(.35)	(.31)	-
Distributions from net realized gain	(.98)	(1.40)	-
Total distributions	(1.33)	(1.71)	-
Redemption fees added to paid in capital E	- J	- J	- J
Net asset value, end of period	$ 40.71	$ 36.47	$ 30.57
Total Return B, C, D	15.70%	26.01%	11.53%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24% A	1.27%	1.42% A
Expenses net of fee waivers, if any	1.24% A	1.27%	1.42% A
Expenses net of all reductions	1.17% A	1.21%	1.36% A
Net investment income (loss)	1.08% A	1.22%	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 226	$ 140	$ 2
Portfolio turnover rate G	89% A	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.30	$ 30.49	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.13	.27	.20
Net realized and unrealized gain (loss)	5.35	7.18	2.88
Total from investment operations	5.48	7.45	3.08
Distributions from net investment income	(.26)	(.24)	-
Distributions from net realized gain	(.98)	(1.40)	-
Total distributions	(1.24)	(1.64)	-
Redemption fees added to paid in capital E	- J	- J	- J
Net asset value, end of period	$ 40.54	$ 36.30	$ 30.49
Total Return B, C, D	15.50%	25.49%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64% A	1.71%	1.75% A
Expenses net of fee waivers, if any	1.64% A	1.71%	1.75% A
Expenses net of all reductions	1.57% A	1.65%	1.69% A
Net investment income (loss)	.69% A	.78%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 10	$ 2
Portfolio turnover rate G	89% A	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.12	$ 30.36	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.08	.08
Net realized and unrealized gain (loss)	5.32	7.19	2.87
Total from investment operations	5.35	7.27	2.95
Distributions from net investment income	(.16)	(.11)	-
Distributions from net realized gain	(.98)	(1.40)	-
Total distributions	(1.14)	(1.51)	-
Redemption fees added to paid in capital E	- J	- J	- J
Net asset value, end of period	$ 40.33	$ 36.12	$ 30.36
Total Return B, C, D	15.18%	24.91%	10.76%
Ratios to Average Net Assets F, I
Expenses before reductions	2.17% A	2.27%	2.24% A
Expenses net of fee waivers, if any	2.17% A	2.25%	2.24% A
Expenses net of all reductions	2.10% A	2.19%	2.18% A
Net investment income (loss)	.15% A	.24%	.33% A
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 4	$ 1
Portfolio turnover rate G	89% A	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.19	$ 30.41	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.04	.11	.13
Net realized and unrealized gain (loss)	5.32	7.19	2.87
Total from investment operations	5.36	7.30	3.00
Distributions from net investment income	(.14)	(.12)	-
Distributions from net realized gain	(.98)	(1.40)	-
Total distributions	(1.12)	(1.52)	-
Redemption fees added to paid in capital E	- J	- J	- J
Net asset value, end of period	$ 40.43	$ 36.19	$ 30.41
Total Return B, C, D	15.17%	24.97%	10.94%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.16%	2.04% A
Expenses net of fee waivers, if any	2.13% A	2.16%	2.04% A
Expenses net of all reductions	2.06% A	2.11%	1.98% A
Net investment income (loss)	.19% A	.33%	.53% A
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 6	$ 2
Portfolio turnover rate G	89% A	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery Fund

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 36.67	$ 30.65	$ 25.31	$ 21.87	$ 16.66	$ 17.61
Income from Investment Operations
Net investment income (loss) D	.25	.48	.37	.22	.19	.11
Net realized and unrealized gain (loss)	5.39	7.25	5.24	3.40	5.11	(1.06)
Total from investment operations	5.64	7.73	5.61	3.62	5.30	(.95)
Distributions from net investment income	(.38)	(.31)	(.15)	(.18)	(.09)	-
Distributions from net realized gain	(.98)	(1.40)	(.12)	-	-	-
Total distributions	(1.36)	(1.71)	(.27)	(.18)	(.09)	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	- H
Net asset value, end of period	$ 40.95	$ 36.67	$ 30.65	$ 25.31	$ 21.87	$ 16.66
Total Return B, C	15.82%	26.34%	22.29%	16.65%	31.97%	(5.39)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.04% A	1.09%	1.08%	1.10%	1.14%	1.14%
Expenses net of fee waivers, if any	1.04% A	1.08%	1.07%	1.10%	1.14%	1.14%
Expenses net of all reductions	.97% A	1.03%	1.01%	1.06%	1.11%	1.12%
Net investment income (loss)	1.29% A	1.41%	1.35%	.92%	1.08%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 11,137	$ 8,054	$ 3,949	$ 2,193	$ 1,243	$ 890
Portfolio turnover rate F	89% A	56%	75%	87%	81%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 36.71	$ 30.68	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.26	.51	.38
Net realized and unrealized gain (loss)	5.40	7.25	2.89
Total from investment operations	5.66	7.76	3.27
Distributions from net investment income	(.40)	(.33)	-
Distributions from net realized gain	(.98)	(1.40)	-
Total distributions	(1.38)	(1.73)	-
Redemption fees added to paid in capital D	- I	- I	- I
Net asset value, end of period	$ 40.99	$ 36.71	$ 30.68
Total Return B, C	15.88%	26.45%	11.93%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	1.00%	.97% A
Expenses net of fee waivers, if any	.97% A	1.00%	.97% A
Expenses net of all reductions	.90% A	.95%	.90% A
Net investment income (loss)	1.35% A	1.49%	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 28	$ 10
Portfolio turnover rate F	89% A	56%	75%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Discovery, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,532,048
Unrealized depreciation	(98,790)
Net unrealized appreciation (depreciation)	$ 2,433,258
Cost for federal income tax purposes	$ 10,103,921

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,017,901 and $4,196,234, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes relative investment performance of the retail class of the Fund, International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 221	$ 8
Class T	.25%	.25%	42	3
Class B	.75%	.25%	31	23
Class C	.75%	.25%	43	21
			$ 337	$ 55

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38
Class T	10
Class B*	5
Class C*	2
$ 55

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for International Discovery. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Discovery shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 145.16
Class T	26.31
Class B	11.35
Class C	13.31
International Discovery Fund	10,318.22
Institutional Class	24.15
	$ 10,537

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,199.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,318 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Discovery Fund	$ 191

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 1,387	$ 38
Class T	80	18
Class B	21	3
Class C	24	8
International Discovery Fund	84,038	41,152
Institutional Class	312	105
Total	$ 85,862	$ 41,324
From net realized gain
Class A	$ 3,929	$ 173
Class T	302	102
Class B	130	40
Class C	170	94
International Discovery Fund	219,032	188,890
Institutional Class	762	445
Total	$ 224,325	$ 189,744

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	2,006	3,952	$ 76,508	$ 133,777
Reinvestment of distributions	63	5	2,271	160
Shares redeemed	(359)	(183)	(13,776)	(6,217)
Net increase (decrease)	1,710	3,774	$ 65,003	$ 127,720
Class T
Shares sold	371	248	$ 14,048	$ 8,469
Reinvestment of distributions	10	4	371	112
Shares redeemed	(48)	(36)	(1,798)	(1,223)
Net increase (decrease)	333	216	$ 12,621	$ 7,358
Class B
Shares sold	97	112	$ 3,685	$ 3,875
Reinvestment of distributions	4	1	136	37
Shares redeemed	(24)	(14)	(907)	(489)
Net increase (decrease)	77	99	$ 2,914	$ 3,423

Semiannual Report

12. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class C
Shares sold	167	130	$ 6,392	$ 4,409
Reinvestment of distributions	4	1	139	41
Shares redeemed	(23)	(32)	(865)	(1,088)
Net increase (decrease)	148	99	$ 5,666	$ 3,362
International Discovery Fund
Shares sold	73,288	123,095	$ 2,804,820	$ 4,201,412
Reinvestment of distributions	7,929	7,089	289,549	215,944
Shares redeemed	(28,906)	(39,365)	(1,104,895)	(1,334,783)
Net increase (decrease)	52,311	90,819	$ 1,989,474	$ 3,082,573
Institutional Class
Shares sold	174	512	$ 6,668	$ 17,352
Reinvestment of distributions	19	4	700	121
Shares redeemed	(51)	(61)	(1,956)	(2,086)
Net increase (decrease)	142	455	$ 5,412	$ 15,387

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
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123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
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3793 State Street
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Colorado

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Greenwich, CT

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New Haven, CT

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West Hartford, CT

Delaware

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Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
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2948 N. Federal Highway
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4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

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General Correspondence

Fidelity Investments
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Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

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Fidelity Advisor

International Discovery

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® International Discovery Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,157.00	$ 6.63
Hypothetical A	$ 1,000.00	$ 1,018.65	$ 6.21
Class T
Actual	$ 1,000.00	$ 1,155.00	$ 8.76
Hypothetical A	$ 1,000.00	$ 1,016.66	$ 8.20
Class B
Actual	$ 1,000.00	$ 1,151.80	$ 11.58
Hypothetical A	$ 1,000.00	$ 1,014.03	$ 10.84
Class C
Actual	$ 1,000.00	$ 1,151.70	$ 11.36
Hypothetical A	$ 1,000.00	$ 1,014.23	$ 10.64
International Discovery Fund
Actual	$ 1,000.00	$ 1,158.20	$ 5.57
Hypothetical A	$ 1,000.00	$ 1,019.64	$ 5.21
Institutional Class
Actual	$ 1,000.00	$ 1,158.80	$ 5.19
Hypothetical A	$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.24%
Class T	1.64%
Class B	2.17%
Class C	2.13%
International Discovery Fund	1.04%
Institutional Class	.97%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan 16.4%
United Kingdom 15.5%
France 10.7%
Germany 10.6%
Switzerland 9.4%
Australia 6.6%
Netherlands 3.6%
United States of America 3.6%
Spain 2.9%
Other 20.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan 19.1%
United Kingdom 16.5%
France 12.3%
Germany 10.2%
Switzerland 9.5%
Australia 5.5%
Italy 3.6%
United States of America 3.3%
Spain 3.2%
Other 16.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.3	97.1
Short-Term Investments and Net Other Assets	2.7	2.9
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	1.5
Toyota Motor Corp. (Japan, Automobiles)	1.4	1.3
E.ON AG (Germany, Electric Utilities)	1.3	1.1
Nestle SA (Reg.) (Switzerland, Food Products)	1.1	1.1
Allianz AG (Reg.) (Germany, Insurance)	1.1	1.1
Siemens AG (Reg.) (Germany, Industrial Conglomerates)	1.1	0.0
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.1	1.2
Canon, Inc. (Japan, Office Electronics)	1.1	0.8
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	0.9
CSL Ltd. (Australia, Biotechnology)	1.0	0.7
	11.8
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	27.5
Consumer Discretionary	15.1	15.8
Industrials	14.5	8.3
Information Technology	8.5	7.4
Health Care	7.8	8.1
Consumer Staples	7.5	9.6
Materials	6.5	4.5
Energy	5.8	6.6
Utilities	5.2	5.2
Telecommunication Services	3.2	2.7

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
Australia - 6.6%
AMP Ltd.	2,150,200	$ 19,196
Aristocrat Leisure Ltd.	2,592,700	35,742
AXA Asia Pacific Holdings Ltd.	3,809,600	23,380
Babcock & Brown Japan Property Trust	14,813,600	23,989
Babcock & Brown Ltd.	1,739,000	42,819
Billabong International Ltd.	294,626	4,037
Brambles Ltd. (a)	3,581,600	39,232
Cochlear Ltd.	721,200	38,002
Computershare Ltd.	6,268,300	54,398
CSL Ltd.	1,660,850	120,381
Downer EDI Ltd.	3,857,181	23,992
Energy Resources of Australia Ltd.	1,344,200	28,153
Macquarie Bank Ltd.	406,900	29,398
Macquarie Goodman Group unit	4,632,200	27,351
Mortgage Choice Ltd.	2,899,300	7,584
National Australia Bank Ltd.	2,197,000	78,125
Oxiana Ltd.	6,500,731	16,412
QBE Insurance Group Ltd.	1,922,267	49,263
Seek Ltd.	2,000,000	12,274
Woolworths Ltd.	2,353,439	55,310
WorleyParsons Ltd.	1,190,900	27,197
TOTAL AUSTRALIA		756,235
Austria - 0.1%
Austriamicrosystems AG (a)	111,000	7,605
Belgium - 0.2%
InBev SA	365,300	28,613
Bermuda - 0.5%
Aquarius Platinum Ltd. (United Kingdom)	1,434,800	43,032
Ports Design Ltd.	6,613,900	18,601
TOTAL BERMUDA		61,633
Brazil - 0.5%
Submarino SA	1,519,400	55,014
Canada - 0.5%
Niko Resources Ltd.	114,600	9,138
Potash Corp. of Saskatchewan, Inc.	197,100	35,383
Tenke Mining Corp. (a)	649,500	14,045
TOTAL CANADA		58,566
Cayman Islands - 0.8%
Foxconn International Holdings Ltd. (a)	7,852,300	23,790
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Lee & Man Paper Manufacturing Ltd.	7,304,000	$ 20,635
Simcere Pharmaceutical Group sponsored ADR	106,280	1,764
Subsea 7, Inc. (a)(d)	791,800	16,237
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	809,100	29,354
TOTAL CAYMAN ISLANDS		91,780
China - 0.7%
Focus Media Holding Ltd. ADR (a)	640,308	23,691
Jiangsu Expressway Co. Ltd. (H Shares)	25,464,000	21,777
Mindray Medical International Ltd. sponsored ADR	822,600	18,928
Nine Dragons Paper (Holdings) Ltd.	10,409,000	21,210
TOTAL CHINA		85,606
Cyprus - 0.3%
Marfin Popular Bank Public Co.	2,494,659	28,663
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	584,800	28,586
Denmark - 0.9%
Novo Nordisk AS Series B	288,400	28,366
Vestas Wind Systems AS (a)	1,117,200	73,460
TOTAL DENMARK		101,826
Finland - 0.9%
Citycon Oyj	692,322	5,574
Nokia Corp. sponsored ADR	2,785,700	70,339
Wartsila Corp. (B Shares)	431,600	29,136
TOTAL FINLAND		105,049
France - 10.7%
Air France KLM (Reg.)	548,400	28,123
Alcatel-Lucent SA	1,089,900	14,441
Alstom SA (a)	374,900	56,275
April Group (d)	142,162	7,527
AXA SA	1,537,666	70,825
BNP Paribas SA	403,139	47,118
Business Objects SA sponsored ADR (a)	431,100	16,171
Cap Gemini SA (d)	442,000	33,680
CNP Assurances (d)	210,300	26,961
Electricite de France	648,200	56,699
Gaz de France (d)	774,200	36,554
Geodis SA	73,700	16,917
Groupe Danone	232,200	38,388
Common Stocks - continued
	Shares	Value (000s)
France - continued
Icade SA (d)	558,489	$ 42,877
L'Oreal SA (d)	247,100	29,713
Louis Vuitton Moet Hennessy (LVMH) (d)	343,300	40,274
Neopost SA	254,300	37,065
Neuf Cegetel	318,153	13,025
Orpea (a)(d)	270,464	27,917
Pinault Printemps-Redoute SA	155,200	27,096
Remy Cointreau SA	304,500	22,334
Renault SA (d)	388,500	50,746
Schneider Electric SA (d)	191,000	27,125
Schneider Electric SA (new)	11,235	1,535
Sechilienne-Sidec	174,000	10,910
Societe Generale Series A	181,820	38,829
Suez SA (France) (d)	918,900	52,640
Total SA Series B (d)	1,772,076	130,584
Vallourec SA	82,800	22,824
Veolia Environnement	705,800	58,655
Vinci SA (d)	634,600	102,661
Vivendi Universal SA (d)	1,055,598	43,761
TOTAL FRANCE		1,230,250
Georgia - 0.1%
Bank of Georgia unit (a)	206,100	7,110
Germany - 9.2%
Allianz AG (Reg.) (d)	576,530	131,148
Bayer AG sponsored ADR (d)	1,663,400	113,743
Bilfinger Berger AG	242,300	22,983
Continental AG (d)	228,600	31,968
DaimlerChrysler AG (Reg.)	433,000	34,861
Deutsche Boerse AG	276,700	65,152
E.ON AG (d)	974,300	146,525
Hochtief AG	440,000	46,533
Hugo Boss AG	43,200	2,889
KarstadtQuelle AG (a)(d)	1,160,400	44,813
Linde AG	385,128	43,273
MAN AG	221,900	29,805
MTU Aero Engines Holding AG (d)	327,000	19,188
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	362,300	64,810
Q-Cells AG (d)	390,000	28,366
SGL Carbon AG (a)	612,600	24,050
Siemens AG (Reg.)	1,081,900	130,877
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
SolarWorld AG	528,200	$ 44,804
Wincor Nixdorf AG	247,400	24,368
TOTAL GERMANY		1,050,156
Greece - 0.1%
EFG Eurobank Ergasias SA	374,100	15,672
Hong Kong - 1.3%
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	10,470
Esprit Holdings Ltd.	6,508,600	79,459
Li & Fung Ltd.	10,953,900	34,447
Television Broadcasts Ltd.	2,838,529	18,815
TOTAL HONG KONG		143,191
India - 1.1%
Bharti Airtel Ltd. (a)	1,220,000	24,160
Infosys Technologies Ltd.	953,052	47,620
IVRCL Infrastructures & Projects Ltd.	498,800	3,898
Larsen & Toubro Ltd.	147,000	6,083
Pantaloon Retail India Ltd.	442,715	4,553
Satyam Computer Services Ltd.	3,024,300	34,870
TOTAL INDIA		121,184
Indonesia - 0.2%
PT Perusahaan Gas Negara Tbk Series B	16,035,500	18,534
Ireland - 0.9%
Allied Irish Banks PLC	1,216,400	36,912
Paddy Power PLC (Ireland)	623,197	17,408
Ryanair Holdings PLC sponsored ADR (a)	937,500	43,753
TOTAL IRELAND		98,073
Israel - 0.5%
Israel Chemicals Ltd.	3,916,700	30,134
Nice Systems Ltd. sponsored ADR	614,000	22,503
TOTAL ISRAEL		52,637
Italy - 2.6%
AEM SpA	4,072,044	16,037
Edison Spa	8,145,605	24,576
ENI Spa	288,800	9,565
ENI Spa sponsored ADR	389,450	25,797
Fiat Spa	2,508,000	74,506
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Impregilo Spa (a)	3,423,000	$ 27,975
Pirelli & C. Real Estate Spa (d)	227,800	17,423
Prysmian SPA	338,700	6,933
Unicredito Italiano Spa	8,882,300	91,876
TOTAL ITALY		294,688
Japan - 15.9%
Aeon Mall Co. Ltd. (d)	793,600	26,563
Asahi Glass Co. Ltd.	1,924,000	25,884
Asics Corp.	2,315,000	29,154
Bank of Yokohama Ltd.	2,571,000	18,825
Canon, Inc.	2,148,450	120,743
Casio Computer Co. Ltd.	908,500	18,341
Chiba Bank Ltd.	2,187,000	18,079
Chugai Pharmaceutical Co. Ltd.	1,571,700	40,082
East Japan Railway Co.	3,681	29,853
Fanuc Ltd.	192,200	18,824
Fujifilm Holdings Corp.	801,200	32,761
Honda Motor Co. Ltd.	1,470,700	50,636
Japan Tobacco, Inc.	8,463	41,341
Kawasaki Kisen Kaisha Ltd. (d)	2,253,000	24,472
Keyence Corp.	82,600	18,363
Konica Minolta Holdings, Inc.	987,500	13,514
Kubota Corp.	3,316,000	31,344
Leopalace21 Corp.	329,500	10,805
Mitsubishi Estate Co. Ltd.	1,926,400	59,733
Mitsubishi UFJ Financial Group, Inc.	1,086	11,349
Mitsui & Co. Ltd.	2,560,000	46,039
Mitsui Fudosan Co. Ltd.	2,217,000	64,721
Mizuho Financial Group, Inc.	11,116	66,902
Murata Manufacturing Co. Ltd.	627,200	46,227
Namco Bandai Holdings, Inc.	1,763,600	28,663
NGK Insulators Ltd.	1,937,000	42,282
Nintendo Co. Ltd.	340,100	106,251
Nippon Building Fund, Inc.	2,400	38,799
Nippon Electric Glass Co. Ltd.	855,000	14,635
Nippon Steel Corp.	4,566,000	29,462
Nomura Holdings, Inc.	2,767,200	53,296
NSK Ltd.	3,609,000	34,930
NTT DoCoMo, Inc.	23,200	39,463
ORIX Corp.	251,320	67,020
Sony Corp. sponsored ADR	776,900	41,378
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sumco Corp.	843,600	$ 36,663
Sumitomo Corp.	1,815,400	31,097
Sumitomo Electric Industries Ltd.	1,786,100	25,262
Sumitomo Metal Industries Ltd.	4,099,000	20,815
Sumitomo Mitsui Financial Group, Inc.	1,982	17,317
Sumitomo Trust & Banking Co. Ltd.	2,478,800	24,211
T&D Holdings, Inc.	495,150	31,363
Takeda Pharamaceutical Co. Ltd.	896,400	58,119
The Sumitomo Warehouse Co. Ltd.	338,000	2,609
Tokuyama Corp.	2,931,900	43,962
Toyo Tanso Co. Ltd. (d)	104,400	11,082
Toyota Motor Corp.	2,609,100	158,398
TOTAL JAPAN		1,821,632
Korea (South) - 1.5%
Korean Reinsurance Co.	946,600	12,043
LG Household & Health Care Ltd.	462,880	61,630
NHN Corp.	261,735	40,940
Samsung Fire & Marine Insurance Co. Ltd.	208,660	36,988
Shinhan Financial Group Co. Ltd.	385,130	21,598
TOTAL KOREA (SOUTH)		173,199
Luxembourg - 0.5%
Acergy SA	1,124,500	24,076
SES SA FDR unit	1,505,854	29,590
TOTAL LUXEMBOURG		53,666
Malaysia - 0.5%
DiGi.com BHD	225,500	1,344
Gamuda BHD	12,673,900	29,074
IJM Corp. BHD	8,525,300	21,674
TOTAL MALAYSIA		52,092
Mexico - 0.6%
America Movil SA de CV Series L sponsored ADR	1,057,700	55,561
Urbi, Desarrollos Urbanos, SA de CV (a)	4,121,400	17,220
TOTAL MEXICO		72,781
Netherlands - 3.6%
ABN-AMRO Holding NV (d)	869,800	42,142
Arcelor Mittal	628,300	33,564
Arcelor Mittal Class A	702,200	38,022
CNH Global NV	702,000	30,390
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Heineken NV (Bearer)	791,000	$ 42,002
ING Groep NV (Certificaten Van Aandelen)	1,385,044	63,172
Koninklijke KPN NV	1,139,700	19,440
Koninklijke Numico NV (d)	341,600	18,907
Koninklijke Philips Electronics NV	1,369,200	56,192
Nutreco Holding NV	628,000	46,628
SBM Offshore NV	691,900	24,983
TOTAL NETHERLANDS		415,442
Norway - 1.5%
Aker Kvaerner ASA	1,494,750	35,614
Hafslund ASA (B Shares) (d)	674,550	16,611
Marine Harvest ASA (a)	36,488,200	39,498
ProSafe ASA	773,000	12,045
Renewable Energy Corp. AS (d)	1,103,800	31,912
Telenor ASA	1,977,400	36,977
TOTAL NORWAY		172,657
Russia - 0.3%
Magma OJSC sponsored GDR (a)(f)	675,700	8,548
OAO Gazprom sponsored ADR	677,600	26,630
TOTAL RUSSIA		35,178
Singapore - 0.4%
Keppel Corp. Ltd.	1,166,000	16,425
Singapore Exchange Ltd.	5,755,000	28,033
TOTAL SINGAPORE		44,458
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA	2,401,000	57,480
Banco Santander Central Hispano SA	5,263,900	94,745
Grupo Ferrovial SA	243,200	26,583
Inditex SA	891,300	55,194
Sol Melia SA	702,567	17,199
Telefonica SA	3,416,700	77,047
TOTAL SPAIN		328,248
Sweden - 1.7%
Hennes & Mauritz AB (H&M) (B Shares) (d)	742,500	49,484
Modern Times Group AB (MTG) (B Shares)	1,049,300	61,786
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Scania AB (B Shares)	576,700	$ 55,521
Swedbank AB (A Shares) (d)	736,200	28,680
TOTAL SWEDEN		195,471
Switzerland - 9.4%
ABB Ltd. sponsored ADR	5,171,500	103,223
Actelion Ltd. (Reg.) (a)	199,558	47,583
BB Biotech AG (d)	341,699	28,544
Compagnie Financiere Richemont unit	508,844	30,901
Credit Suisse Group (Reg.)	1,338,656	105,084
EFG International	332,000	14,980
Julius Baer Holding AG (Bearer)	1,105,364	77,696
Lindt & Spruengli AG (participation certificate)	15,453	42,859
Nestle SA (Reg.)	330,815	131,466
Nobel Biocare Holding AG (Switzerland)	66,378	24,043
Novartis AG (Reg.)	707,960	41,125
Phonak Holding AG	463,240	41,229
Roche Holding AG (participation certificate)	891,492	168,039
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	12,915	16,499
Swiss Life Holding	95,891	24,889
Tecan Group AG	212,300	15,819
The Swatch Group AG (Reg.)	1,212,573	70,926
UBS AG (NY Shares)	969,200	62,901
Zurich Financial Services AG (Reg.)	109,285	31,939
TOTAL SWITZERLAND		1,079,745
Taiwan - 1.2%
Gemtek Technology Corp.	8,486,000	21,855
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,887,890	45,795
PixArt Imaging, Inc.	1,740,000	21,152
Shin Kong Financial Holding Co. Ltd.	10,227,415	9,517
Siliconware Precision Industries Co. Ltd.	12,187,000	23,412
Wistron Corp.	13,850,000	20,703
TOTAL TAIWAN		142,434
United Kingdom - 15.5%
Anglo American PLC (United Kingdom)	987,700	52,709
AstraZeneca PLC sponsored ADR	549,000	29,816
Autonomy Corp. PLC (a)	3,363,000	50,801
Aviva PLC	1,949,300	30,810
BAE Systems PLC	4,145,509	37,880
Barclays PLC	2,701,800	39,203
BG Group PLC	1,454,900	21,105
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
BG Group PLC sponsored ADR	200,000	$ 14,386
BHP Billiton PLC	4,290,500	96,853
BP PLC sponsored ADR	876,100	58,979
British American Tobacco PLC	1,459,900	45,447
British American Tobacco PLC sponsored ADR	390,200	24,294
British Land Co. PLC	1,369,800	40,343
Burberry Group PLC	1,777,700	24,703
Capita Group PLC	1,106,900	15,669
Clipper Windpower PLC (a)	2,006,200	35,199
GlaxoSmithKline PLC sponsored ADR	339,300	19,605
HBOS plc	2,208,200	47,816
HSBC Holdings PLC (Hong Kong) (Reg.)	1,403,144	25,919
Informa PLC	1,379,400	16,383
International Power PLC	7,306,600	64,317
Investec PLC	2,902,500	41,465
John Wood Group PLC	3,062,900	17,255
Man Group plc	3,043,000	34,376
Marks & Spencer Group PLC	3,391,600	50,318
N Brown Group PLC	4,180,000	25,073
National Grid PLC	1,576,100	24,785
Next PLC	991,700	46,577
Pearson PLC	2,394,300	41,242
Punch Taverns Ltd.	871,700	22,728
Reckitt Benckiser PLC	1,392,700	76,605
Renovo Group PLC (e)	9,727,800	35,010
Rio Tinto PLC sponsored ADR	155,900	38,040
Rolls-Royce Group PLC	3,864,403	37,069
Royal Bank of Scotland Group PLC	1,969,971	76,020
Royal Dutch Shell PLC Class B	3,412,059	120,633
Shire PLC	2,059,200	47,972
SSL International PLC	1,111,400	9,683
Tesco PLC	11,828,812	109,032
Vodafone Group PLC	33,268,435	95,580
Xstrata PLC	649,900	34,318
TOTAL UNITED KINGDOM		1,776,018
United States of America - 0.9%
Fluor Corp.	238,100	22,767
Macquarie Infrastructure Co. Trust	131,000	5,578
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Marathon Oil Corp.	259,900	$ 26,393
Sunoco, Inc.	624,200	47,146
TOTAL UNITED STATES OF AMERICA		101,884
TOTAL COMMON STOCKS (Cost $8,526,082)		10,905,576
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.4%
Fresenius AG (non-vtg.)	551,200	46,680
Hugo Boss AG (non-vtg.)	697,600	43,361
Porsche AG (non-vtg.)	20,695	34,840
ProSiebenSat.1 Media AG	887,300	32,450
TOTAL GERMANY		157,331
Italy - 0.1%
Intesa Sanpaolo Spa	1,669,602	13,538
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	236,131,217	472
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $111,572)		171,341
Government Obligations - 0.0%
Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 4.96% to 5.11% 5/3/07 to 6/7/07 (g) (Cost $3,093)	$ 3,100	3,094
Money Market Funds - 12.6%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	301,402,870	301,403
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	1,142,567,681	1,142,568
TOTAL MONEY MARKET FUNDS (Cost $1,443,971)		1,443,971
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $13,197)	$ 13,199	$ 13,197
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $10,097,915)		12,537,179
NET OTHER ASSETS - (9.5)%		(1,091,615)
NET ASSETS - 100%		$ 11,445,564
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
723 Nikkei 225 Index Contracts (Japan)	June 2007	$ 62,594	$ 2,997

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,548,000 or 0.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,094,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$13,197,000 due 5/1/07 at 5.12%
Banc of America Securities LLC	$ 2,016
Barclays Capital, Inc.	4,495
Fortis Securities LLC	2,882
Lehman Brothers, Inc.	3,804
$ 13,197
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,859
Fidelity Securities Lending Cash Central Fund	3,199
Total	$ 13,058
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Renovo Group PLC	$ 14,540	$ 16,799	$ 586	$ -	$ 35,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,090,882 and repurchase agreements of $13,197) - See accompanying schedule: Unaffiliated issuers (cost $8,628,450)	$ 11,058,198
Fidelity Central Funds (cost $1,443,971)	1,443,971
Other affiliated issuers (cost $25,494)	35,010
Total Investments (cost $10,097,915)		$ 12,537,179
Receivable for investments sold		227,995
Receivable for fund shares sold		27,975
Dividends receivable		36,252
Distributions receivable from Fidelity Central Funds		1,070
Prepaid expenses		29
Other receivables		4,758
Total assets		12,835,258

Liabilities
Payable to custodian bank	$ 2,406
Payable for investments purchased	218,054
Payable for fund shares redeemed	14,603
Accrued management fee	7,243
Distribution fees payable	71
Payable for daily variation on futures contracts	343
Other affiliated payables	2,024
Other payables and accrued expenses	2,382
Collateral on securities loaned, at value	1,142,568
Total liabilities		1,389,694

Net Assets		$ 11,445,564
Net Assets consist of:
Paid in capital		$ 8,522,568
Undistributed net investment income		51,320
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		430,711
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,440,965
Net Assets		$ 11,445,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($225,752 ÷ 5,545.1 shares)	$ 40.71

Maximum offering price per share (100/94.25 of $40.71)	$ 43.19
Class T: Net Asset Value and redemption price per share ($24,720 ÷ 609.8 shares)	$ 40.54

Maximum offering price per share (100/96.50 of $40.54)	$ 42.01
Class B: Net Asset Value and offering price per share ($8,106 ÷ 201.0 shares)A	$ 40.33

Class C: Net Asset Value and offering price per share ($12,545 ÷ 310.3 shares)A	$ 40.43

International Discovery Fund: Net Asset Value, offering price and redemption price per share ($11,136,988 ÷ 271,956.5 shares)	$ 40.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($37,453 ÷ 913.8 shares)	$ 40.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 105,916
Interest		459
Income from Fidelity Central Funds		13,058
		119,433
Less foreign taxes withheld		(8,698)
Total income		110,735

Expenses
Management fee Basic fee	$ 34,999
Performance adjustment	2,767
Transfer agent fees	10,537
Distribution fees	337
Accounting and security lending fees	916
Custodian fees and expenses	1,231
Independent trustees' compensation	14
Registration fees	412
Audit	87
Legal	71
Miscellaneous	19
Total expenses before reductions	51,390
Expense reductions	(3,630)	47,760
Net investment income (loss)		62,975
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $515)	463,711
Other affiliated issuers	8
Foreign currency transactions	(42)
Futures contracts	265
Total net realized gain (loss)		463,942
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $150)	903,463
Assets and liabilities in foreign currencies	263
Futures contracts	1,712
Total change in net unrealized appreciation (depreciation)		905,438
Net gain (loss)		1,369,380
Net increase (decrease) in net assets resulting from operations		$ 1,432,355

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,975	$ 89,022
Net realized gain (loss)	463,942	238,999
Change in net unrealized appreciation (depreciation)	905,438	940,196
Net increase (decrease) in net assets resulting from operations	1,432,355	1,268,217
Distributions to shareholders from net investment income	(85,862)	(41,324)
Distributions to shareholders from net realized gain	(224,325)	(189,744)
Total distributions	(310,187)	(231,068)
Share transactions - net increase (decrease)	2,081,090	3,239,823
Redemption fees	203	380
Total increase (decrease) in net assets	3,203,461	4,277,352

Net Assets
Beginning of period	8,242,103	3,964,751
End of period (including undistributed net investment income of $51,320 and undistributed net investment income of $83,948, respectively)	$ 11,445,564	$ 8,242,103

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.47	$ 30.57	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.21	.42	.28
Net realized and unrealized gain (loss)	5.36	7.19	2.88
Total from investment operations	5.57	7.61	3.16
Distributions from net investment income	(.35)	(.31)	-
Distributions from net realized gain	(.98)	(1.40)	-
Total distributions	(1.33)	(1.71)	-
Redemption fees added to paid in capital E	- J	- J	- J
Net asset value, end of period	$ 40.71	$ 36.47	$ 30.57
Total Return B, C, D	15.70%	26.01%	11.53%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24% A	1.27%	1.42% A
Expenses net of fee waivers, if any	1.24% A	1.27%	1.42% A
Expenses net of all reductions	1.17% A	1.21%	1.36% A
Net investment income (loss)	1.08% A	1.22%	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 226	$ 140	$ 2
Portfolio turnover rate G	89% A	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.30	$ 30.49	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.13	.27	.20
Net realized and unrealized gain (loss)	5.35	7.18	2.88
Total from investment operations	5.48	7.45	3.08
Distributions from net investment income	(.26)	(.24)	-
Distributions from net realized gain	(.98)	(1.40)	-
Total distributions	(1.24)	(1.64)	-
Redemption fees added to paid in capital E	- J	- J	- J
Net asset value, end of period	$ 40.54	$ 36.30	$ 30.49
Total Return B, C, D	15.50%	25.49%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64% A	1.71%	1.75% A
Expenses net of fee waivers, if any	1.64% A	1.71%	1.75% A
Expenses net of all reductions	1.57% A	1.65%	1.69% A
Net investment income (loss)	.69% A	.78%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 10	$ 2
Portfolio turnover rate G	89% A	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.12	$ 30.36	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.08	.08
Net realized and unrealized gain (loss)	5.32	7.19	2.87
Total from investment operations	5.35	7.27	2.95
Distributions from net investment income	(.16)	(.11)	-
Distributions from net realized gain	(.98)	(1.40)	-
Total distributions	(1.14)	(1.51)	-
Redemption fees added to paid in capital E	- J	- J	- J
Net asset value, end of period	$ 40.33	$ 36.12	$ 30.36
Total Return B, C, D	15.18%	24.91%	10.76%
Ratios to Average Net Assets F, I
Expenses before reductions	2.17% A	2.27%	2.24% A
Expenses net of fee waivers, if any	2.17% A	2.25%	2.24% A
Expenses net of all reductions	2.10% A	2.19%	2.18% A
Net investment income (loss)	.15% A	.24%	.33% A
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 4	$ 1
Portfolio turnover rate G	89% A	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.19	$ 30.41	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.04	.11	.13
Net realized and unrealized gain (loss)	5.32	7.19	2.87
Total from investment operations	5.36	7.30	3.00
Distributions from net investment income	(.14)	(.12)	-
Distributions from net realized gain	(.98)	(1.40)	-
Total distributions	(1.12)	(1.52)	-
Redemption fees added to paid in capital E	- J	- J	- J
Net asset value, end of period	$ 40.43	$ 36.19	$ 30.41
Total Return B, C, D	15.17%	24.97%	10.94%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.16%	2.04% A
Expenses net of fee waivers, if any	2.13% A	2.16%	2.04% A
Expenses net of all reductions	2.06% A	2.11%	1.98% A
Net investment income (loss)	.19% A	.33%	.53% A
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 6	$ 2
Portfolio turnover rate G	89% A	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery Fund

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 36.67	$ 30.65	$ 25.31	$ 21.87	$ 16.66	$ 17.61
Income from Investment Operations
Net investment income (loss) D	.25	.48	.37	.22	.19	.11
Net realized and unrealized gain (loss)	5.39	7.25	5.24	3.40	5.11	(1.06)
Total from investment operations	5.64	7.73	5.61	3.62	5.30	(.95)
Distributions from net investment income	(.38)	(.31)	(.15)	(.18)	(.09)	-
Distributions from net realized gain	(.98)	(1.40)	(.12)	-	-	-
Total distributions	(1.36)	(1.71)	(.27)	(.18)	(.09)	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	- H
Net asset value, end of period	$ 40.95	$ 36.67	$ 30.65	$ 25.31	$ 21.87	$ 16.66
Total Return B, C	15.82%	26.34%	22.29%	16.65%	31.97%	(5.39)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.04% A	1.09%	1.08%	1.10%	1.14%	1.14%
Expenses net of fee waivers, if any	1.04% A	1.08%	1.07%	1.10%	1.14%	1.14%
Expenses net of all reductions	.97% A	1.03%	1.01%	1.06%	1.11%	1.12%
Net investment income (loss)	1.29% A	1.41%	1.35%	.92%	1.08%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 11,137	$ 8,054	$ 3,949	$ 2,193	$ 1,243	$ 890
Portfolio turnover rate F	89% A	56%	75%	87%	81%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 36.71	$ 30.68	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.26	.51	.38
Net realized and unrealized gain (loss)	5.40	7.25	2.89
Total from investment operations	5.66	7.76	3.27
Distributions from net investment income	(.40)	(.33)	-
Distributions from net realized gain	(.98)	(1.40)	-
Total distributions	(1.38)	(1.73)	-
Redemption fees added to paid in capital D	- I	- I	- I
Net asset value, end of period	$ 40.99	$ 36.71	$ 30.68
Total Return B, C	15.88%	26.45%	11.93%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	1.00%	.97% A
Expenses net of fee waivers, if any	.97% A	1.00%	.97% A
Expenses net of all reductions	.90% A	.95%	.90% A
Net investment income (loss)	1.35% A	1.49%	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 28	$ 10
Portfolio turnover rate F	89% A	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Discovery, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,532,048
Unrealized depreciation	(98,790)
Net unrealized appreciation (depreciation)	$ 2,433,258
Cost for federal income tax purposes	$ 10,103,921

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,017,901 and $4,196,234, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes relative investment performance of the retail class of the Fund, International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 221	$ 8
Class T	.25%	.25%	42	3
Class B	.75%	.25%	31	23
Class C	.75%	.25%	43	21
			$ 337	$ 55

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38
Class T	10
Class B*	5
Class C*	2
$ 55

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for International Discovery. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Discovery shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 145.16
Class T	26.31
Class B	11.35
Class C	13.31
International Discovery Fund	10,318.22
Institutional Class	24.15
	$ 10,537

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,199.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,318 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Discovery Fund	$ 191

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 1,387	$ 38
Class T	80	18
Class B	21	3
Class C	24	8
International Discovery Fund	84,038	41,152
Institutional Class	312	105
Total	$ 85,862	$ 41,324
From net realized gain
Class A	$ 3,929	$ 173
Class T	302	102
Class B	130	40
Class C	170	94
International Discovery Fund	219,032	188,890
Institutional Class	762	445
Total	$ 224,325	$ 189,744

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	2,006	3,952	$ 76,508	$ 133,777
Reinvestment of distributions	63	5	2,271	160
Shares redeemed	(359)	(183)	(13,776)	(6,217)
Net increase (decrease)	1,710	3,774	$ 65,003	$ 127,720
Class T
Shares sold	371	248	$ 14,048	$ 8,469
Reinvestment of distributions	10	4	371	112
Shares redeemed	(48)	(36)	(1,798)	(1,223)
Net increase (decrease)	333	216	$ 12,621	$ 7,358
Class B
Shares sold	97	112	$ 3,685	$ 3,875
Reinvestment of distributions	4	1	136	37
Shares redeemed	(24)	(14)	(907)	(489)
Net increase (decrease)	77	99	$ 2,914	$ 3,423

Semiannual Report

12. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class C
Shares sold	167	130	$ 6,392	$ 4,409
Reinvestment of distributions	4	1	139	41
Shares redeemed	(23)	(32)	(865)	(1,088)
Net increase (decrease)	148	99	$ 5,666	$ 3,362
International Discovery Fund
Shares sold	73,288	123,095	$ 2,804,820	$ 4,201,412
Reinvestment of distributions	7,929	7,089	289,549	215,944
Shares redeemed	(28,906)	(39,365)	(1,104,895)	(1,334,783)
Net increase (decrease)	52,311	90,819	$ 1,989,474	$ 3,082,573
Institutional Class
Shares sold	174	512	$ 6,668	$ 17,352
Reinvestment of distributions	19	4	700	121
Shares redeemed	(51)	(61)	(1,956)	(2,086)
Net increase (decrease)	142	455	$ 5,412	$ 15,387

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AID-USAN-0607
1.806663.102

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Discovery

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is
a class of Fidelity®
International Discovery Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,157.00	$ 6.63
Hypothetical A	$ 1,000.00	$ 1,018.65	$ 6.21
Class T
Actual	$ 1,000.00	$ 1,155.00	$ 8.76
Hypothetical A	$ 1,000.00	$ 1,016.66	$ 8.20
Class B
Actual	$ 1,000.00	$ 1,151.80	$ 11.58
Hypothetical A	$ 1,000.00	$ 1,014.03	$ 10.84
Class C
Actual	$ 1,000.00	$ 1,151.70	$ 11.36
Hypothetical A	$ 1,000.00	$ 1,014.23	$ 10.64
International Discovery Fund
Actual	$ 1,000.00	$ 1,158.20	$ 5.57
Hypothetical A	$ 1,000.00	$ 1,019.64	$ 5.21
Institutional Class
Actual	$ 1,000.00	$ 1,158.80	$ 5.19
Hypothetical A	$ 1,000.00	$ 1,019.98	$ 4.86

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.24%
Class T	1.64%
Class B	2.17%
Class C	2.13%
International Discovery Fund	1.04%
Institutional Class	.97%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan 16.4%
United Kingdom 15.5%
France 10.7%
Germany 10.6%
Switzerland 9.4%
Australia 6.6%
Netherlands 3.6%
United States of America 3.6%
Spain 2.9%
Other 20.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan 19.1%
United Kingdom 16.5%
France 12.3%
Germany 10.2%
Switzerland 9.5%
Australia 5.5%
Italy 3.6%
United States of America 3.3%
Spain 3.2%
Other 16.8%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.3	97.1
Short-Term Investments and Net Other Assets	2.7	2.9
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.5	1.5
Toyota Motor Corp. (Japan, Automobiles)	1.4	1.3
E.ON AG (Germany, Electric Utilities)	1.3	1.1
Nestle SA (Reg.) (Switzerland, Food Products)	1.1	1.1
Allianz AG (Reg.) (Germany, Insurance)	1.1	1.1
Siemens AG (Reg.) (Germany, Industrial Conglomerates)	1.1	0.0
Total SA Series B (France, Oil, Gas & Consumable Fuels)	1.1	1.2
Canon, Inc. (Japan, Office Electronics)	1.1	0.8
Royal Dutch Shell PLC Class B (United Kingdom, Oil, Gas & Consumable Fuels)	1.1	0.9
CSL Ltd. (Australia, Biotechnology)	1.0	0.7
	11.8
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.7	27.5
Consumer Discretionary	15.1	15.8
Industrials	14.5	8.3
Information Technology	8.5	7.4
Health Care	7.8	8.1
Consumer Staples	7.5	9.6
Materials	6.5	4.5
Energy	5.8	6.6
Utilities	5.2	5.2
Telecommunication Services	3.2	2.7

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
Australia - 6.6%
AMP Ltd.	2,150,200	$ 19,196
Aristocrat Leisure Ltd.	2,592,700	35,742
AXA Asia Pacific Holdings Ltd.	3,809,600	23,380
Babcock & Brown Japan Property Trust	14,813,600	23,989
Babcock & Brown Ltd.	1,739,000	42,819
Billabong International Ltd.	294,626	4,037
Brambles Ltd. (a)	3,581,600	39,232
Cochlear Ltd.	721,200	38,002
Computershare Ltd.	6,268,300	54,398
CSL Ltd.	1,660,850	120,381
Downer EDI Ltd.	3,857,181	23,992
Energy Resources of Australia Ltd.	1,344,200	28,153
Macquarie Bank Ltd.	406,900	29,398
Macquarie Goodman Group unit	4,632,200	27,351
Mortgage Choice Ltd.	2,899,300	7,584
National Australia Bank Ltd.	2,197,000	78,125
Oxiana Ltd.	6,500,731	16,412
QBE Insurance Group Ltd.	1,922,267	49,263
Seek Ltd.	2,000,000	12,274
Woolworths Ltd.	2,353,439	55,310
WorleyParsons Ltd.	1,190,900	27,197
TOTAL AUSTRALIA		756,235
Austria - 0.1%
Austriamicrosystems AG (a)	111,000	7,605
Belgium - 0.2%
InBev SA	365,300	28,613
Bermuda - 0.5%
Aquarius Platinum Ltd. (United Kingdom)	1,434,800	43,032
Ports Design Ltd.	6,613,900	18,601
TOTAL BERMUDA		61,633
Brazil - 0.5%
Submarino SA	1,519,400	55,014
Canada - 0.5%
Niko Resources Ltd.	114,600	9,138
Potash Corp. of Saskatchewan, Inc.	197,100	35,383
Tenke Mining Corp. (a)	649,500	14,045
TOTAL CANADA		58,566
Cayman Islands - 0.8%
Foxconn International Holdings Ltd. (a)	7,852,300	23,790
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Lee & Man Paper Manufacturing Ltd.	7,304,000	$ 20,635
Simcere Pharmaceutical Group sponsored ADR	106,280	1,764
Subsea 7, Inc. (a)(d)	791,800	16,237
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	809,100	29,354
TOTAL CAYMAN ISLANDS		91,780
China - 0.7%
Focus Media Holding Ltd. ADR (a)	640,308	23,691
Jiangsu Expressway Co. Ltd. (H Shares)	25,464,000	21,777
Mindray Medical International Ltd. sponsored ADR	822,600	18,928
Nine Dragons Paper (Holdings) Ltd.	10,409,000	21,210
TOTAL CHINA		85,606
Cyprus - 0.3%
Marfin Popular Bank Public Co.	2,494,659	28,663
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	584,800	28,586
Denmark - 0.9%
Novo Nordisk AS Series B	288,400	28,366
Vestas Wind Systems AS (a)	1,117,200	73,460
TOTAL DENMARK		101,826
Finland - 0.9%
Citycon Oyj	692,322	5,574
Nokia Corp. sponsored ADR	2,785,700	70,339
Wartsila Corp. (B Shares)	431,600	29,136
TOTAL FINLAND		105,049
France - 10.7%
Air France KLM (Reg.)	548,400	28,123
Alcatel-Lucent SA	1,089,900	14,441
Alstom SA (a)	374,900	56,275
April Group (d)	142,162	7,527
AXA SA	1,537,666	70,825
BNP Paribas SA	403,139	47,118
Business Objects SA sponsored ADR (a)	431,100	16,171
Cap Gemini SA (d)	442,000	33,680
CNP Assurances (d)	210,300	26,961
Electricite de France	648,200	56,699
Gaz de France (d)	774,200	36,554
Geodis SA	73,700	16,917
Groupe Danone	232,200	38,388
Common Stocks - continued
	Shares	Value (000s)
France - continued
Icade SA (d)	558,489	$ 42,877
L'Oreal SA (d)	247,100	29,713
Louis Vuitton Moet Hennessy (LVMH) (d)	343,300	40,274
Neopost SA	254,300	37,065
Neuf Cegetel	318,153	13,025
Orpea (a)(d)	270,464	27,917
Pinault Printemps-Redoute SA	155,200	27,096
Remy Cointreau SA	304,500	22,334
Renault SA (d)	388,500	50,746
Schneider Electric SA (d)	191,000	27,125
Schneider Electric SA (new)	11,235	1,535
Sechilienne-Sidec	174,000	10,910
Societe Generale Series A	181,820	38,829
Suez SA (France) (d)	918,900	52,640
Total SA Series B (d)	1,772,076	130,584
Vallourec SA	82,800	22,824
Veolia Environnement	705,800	58,655
Vinci SA (d)	634,600	102,661
Vivendi Universal SA (d)	1,055,598	43,761
TOTAL FRANCE		1,230,250
Georgia - 0.1%
Bank of Georgia unit (a)	206,100	7,110
Germany - 9.2%
Allianz AG (Reg.) (d)	576,530	131,148
Bayer AG sponsored ADR (d)	1,663,400	113,743
Bilfinger Berger AG	242,300	22,983
Continental AG (d)	228,600	31,968
DaimlerChrysler AG (Reg.)	433,000	34,861
Deutsche Boerse AG	276,700	65,152
E.ON AG (d)	974,300	146,525
Hochtief AG	440,000	46,533
Hugo Boss AG	43,200	2,889
KarstadtQuelle AG (a)(d)	1,160,400	44,813
Linde AG	385,128	43,273
MAN AG	221,900	29,805
MTU Aero Engines Holding AG (d)	327,000	19,188
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	362,300	64,810
Q-Cells AG (d)	390,000	28,366
SGL Carbon AG (a)	612,600	24,050
Siemens AG (Reg.)	1,081,900	130,877
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
SolarWorld AG	528,200	$ 44,804
Wincor Nixdorf AG	247,400	24,368
TOTAL GERMANY		1,050,156
Greece - 0.1%
EFG Eurobank Ergasias SA	374,100	15,672
Hong Kong - 1.3%
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	10,470
Esprit Holdings Ltd.	6,508,600	79,459
Li & Fung Ltd.	10,953,900	34,447
Television Broadcasts Ltd.	2,838,529	18,815
TOTAL HONG KONG		143,191
India - 1.1%
Bharti Airtel Ltd. (a)	1,220,000	24,160
Infosys Technologies Ltd.	953,052	47,620
IVRCL Infrastructures & Projects Ltd.	498,800	3,898
Larsen & Toubro Ltd.	147,000	6,083
Pantaloon Retail India Ltd.	442,715	4,553
Satyam Computer Services Ltd.	3,024,300	34,870
TOTAL INDIA		121,184
Indonesia - 0.2%
PT Perusahaan Gas Negara Tbk Series B	16,035,500	18,534
Ireland - 0.9%
Allied Irish Banks PLC	1,216,400	36,912
Paddy Power PLC (Ireland)	623,197	17,408
Ryanair Holdings PLC sponsored ADR (a)	937,500	43,753
TOTAL IRELAND		98,073
Israel - 0.5%
Israel Chemicals Ltd.	3,916,700	30,134
Nice Systems Ltd. sponsored ADR	614,000	22,503
TOTAL ISRAEL		52,637
Italy - 2.6%
AEM SpA	4,072,044	16,037
Edison Spa	8,145,605	24,576
ENI Spa	288,800	9,565
ENI Spa sponsored ADR	389,450	25,797
Fiat Spa	2,508,000	74,506
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Impregilo Spa (a)	3,423,000	$ 27,975
Pirelli & C. Real Estate Spa (d)	227,800	17,423
Prysmian SPA	338,700	6,933
Unicredito Italiano Spa	8,882,300	91,876
TOTAL ITALY		294,688
Japan - 15.9%
Aeon Mall Co. Ltd. (d)	793,600	26,563
Asahi Glass Co. Ltd.	1,924,000	25,884
Asics Corp.	2,315,000	29,154
Bank of Yokohama Ltd.	2,571,000	18,825
Canon, Inc.	2,148,450	120,743
Casio Computer Co. Ltd.	908,500	18,341
Chiba Bank Ltd.	2,187,000	18,079
Chugai Pharmaceutical Co. Ltd.	1,571,700	40,082
East Japan Railway Co.	3,681	29,853
Fanuc Ltd.	192,200	18,824
Fujifilm Holdings Corp.	801,200	32,761
Honda Motor Co. Ltd.	1,470,700	50,636
Japan Tobacco, Inc.	8,463	41,341
Kawasaki Kisen Kaisha Ltd. (d)	2,253,000	24,472
Keyence Corp.	82,600	18,363
Konica Minolta Holdings, Inc.	987,500	13,514
Kubota Corp.	3,316,000	31,344
Leopalace21 Corp.	329,500	10,805
Mitsubishi Estate Co. Ltd.	1,926,400	59,733
Mitsubishi UFJ Financial Group, Inc.	1,086	11,349
Mitsui & Co. Ltd.	2,560,000	46,039
Mitsui Fudosan Co. Ltd.	2,217,000	64,721
Mizuho Financial Group, Inc.	11,116	66,902
Murata Manufacturing Co. Ltd.	627,200	46,227
Namco Bandai Holdings, Inc.	1,763,600	28,663
NGK Insulators Ltd.	1,937,000	42,282
Nintendo Co. Ltd.	340,100	106,251
Nippon Building Fund, Inc.	2,400	38,799
Nippon Electric Glass Co. Ltd.	855,000	14,635
Nippon Steel Corp.	4,566,000	29,462
Nomura Holdings, Inc.	2,767,200	53,296
NSK Ltd.	3,609,000	34,930
NTT DoCoMo, Inc.	23,200	39,463
ORIX Corp.	251,320	67,020
Sony Corp. sponsored ADR	776,900	41,378
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sumco Corp.	843,600	$ 36,663
Sumitomo Corp.	1,815,400	31,097
Sumitomo Electric Industries Ltd.	1,786,100	25,262
Sumitomo Metal Industries Ltd.	4,099,000	20,815
Sumitomo Mitsui Financial Group, Inc.	1,982	17,317
Sumitomo Trust & Banking Co. Ltd.	2,478,800	24,211
T&D Holdings, Inc.	495,150	31,363
Takeda Pharamaceutical Co. Ltd.	896,400	58,119
The Sumitomo Warehouse Co. Ltd.	338,000	2,609
Tokuyama Corp.	2,931,900	43,962
Toyo Tanso Co. Ltd. (d)	104,400	11,082
Toyota Motor Corp.	2,609,100	158,398
TOTAL JAPAN		1,821,632
Korea (South) - 1.5%
Korean Reinsurance Co.	946,600	12,043
LG Household & Health Care Ltd.	462,880	61,630
NHN Corp.	261,735	40,940
Samsung Fire & Marine Insurance Co. Ltd.	208,660	36,988
Shinhan Financial Group Co. Ltd.	385,130	21,598
TOTAL KOREA (SOUTH)		173,199
Luxembourg - 0.5%
Acergy SA	1,124,500	24,076
SES SA FDR unit	1,505,854	29,590
TOTAL LUXEMBOURG		53,666
Malaysia - 0.5%
DiGi.com BHD	225,500	1,344
Gamuda BHD	12,673,900	29,074
IJM Corp. BHD	8,525,300	21,674
TOTAL MALAYSIA		52,092
Mexico - 0.6%
America Movil SA de CV Series L sponsored ADR	1,057,700	55,561
Urbi, Desarrollos Urbanos, SA de CV (a)	4,121,400	17,220
TOTAL MEXICO		72,781
Netherlands - 3.6%
ABN-AMRO Holding NV (d)	869,800	42,142
Arcelor Mittal	628,300	33,564
Arcelor Mittal Class A	702,200	38,022
CNH Global NV	702,000	30,390
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Heineken NV (Bearer)	791,000	$ 42,002
ING Groep NV (Certificaten Van Aandelen)	1,385,044	63,172
Koninklijke KPN NV	1,139,700	19,440
Koninklijke Numico NV (d)	341,600	18,907
Koninklijke Philips Electronics NV	1,369,200	56,192
Nutreco Holding NV	628,000	46,628
SBM Offshore NV	691,900	24,983
TOTAL NETHERLANDS		415,442
Norway - 1.5%
Aker Kvaerner ASA	1,494,750	35,614
Hafslund ASA (B Shares) (d)	674,550	16,611
Marine Harvest ASA (a)	36,488,200	39,498
ProSafe ASA	773,000	12,045
Renewable Energy Corp. AS (d)	1,103,800	31,912
Telenor ASA	1,977,400	36,977
TOTAL NORWAY		172,657
Russia - 0.3%
Magma OJSC sponsored GDR (a)(f)	675,700	8,548
OAO Gazprom sponsored ADR	677,600	26,630
TOTAL RUSSIA		35,178
Singapore - 0.4%
Keppel Corp. Ltd.	1,166,000	16,425
Singapore Exchange Ltd.	5,755,000	28,033
TOTAL SINGAPORE		44,458
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA	2,401,000	57,480
Banco Santander Central Hispano SA	5,263,900	94,745
Grupo Ferrovial SA	243,200	26,583
Inditex SA	891,300	55,194
Sol Melia SA	702,567	17,199
Telefonica SA	3,416,700	77,047
TOTAL SPAIN		328,248
Sweden - 1.7%
Hennes & Mauritz AB (H&M) (B Shares) (d)	742,500	49,484
Modern Times Group AB (MTG) (B Shares)	1,049,300	61,786
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Scania AB (B Shares)	576,700	$ 55,521
Swedbank AB (A Shares) (d)	736,200	28,680
TOTAL SWEDEN		195,471
Switzerland - 9.4%
ABB Ltd. sponsored ADR	5,171,500	103,223
Actelion Ltd. (Reg.) (a)	199,558	47,583
BB Biotech AG (d)	341,699	28,544
Compagnie Financiere Richemont unit	508,844	30,901
Credit Suisse Group (Reg.)	1,338,656	105,084
EFG International	332,000	14,980
Julius Baer Holding AG (Bearer)	1,105,364	77,696
Lindt & Spruengli AG (participation certificate)	15,453	42,859
Nestle SA (Reg.)	330,815	131,466
Nobel Biocare Holding AG (Switzerland)	66,378	24,043
Novartis AG (Reg.)	707,960	41,125
Phonak Holding AG	463,240	41,229
Roche Holding AG (participation certificate)	891,492	168,039
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	12,915	16,499
Swiss Life Holding	95,891	24,889
Tecan Group AG	212,300	15,819
The Swatch Group AG (Reg.)	1,212,573	70,926
UBS AG (NY Shares)	969,200	62,901
Zurich Financial Services AG (Reg.)	109,285	31,939
TOTAL SWITZERLAND		1,079,745
Taiwan - 1.2%
Gemtek Technology Corp.	8,486,000	21,855
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,887,890	45,795
PixArt Imaging, Inc.	1,740,000	21,152
Shin Kong Financial Holding Co. Ltd.	10,227,415	9,517
Siliconware Precision Industries Co. Ltd.	12,187,000	23,412
Wistron Corp.	13,850,000	20,703
TOTAL TAIWAN		142,434
United Kingdom - 15.5%
Anglo American PLC (United Kingdom)	987,700	52,709
AstraZeneca PLC sponsored ADR	549,000	29,816
Autonomy Corp. PLC (a)	3,363,000	50,801
Aviva PLC	1,949,300	30,810
BAE Systems PLC	4,145,509	37,880
Barclays PLC	2,701,800	39,203
BG Group PLC	1,454,900	21,105
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
BG Group PLC sponsored ADR	200,000	$ 14,386
BHP Billiton PLC	4,290,500	96,853
BP PLC sponsored ADR	876,100	58,979
British American Tobacco PLC	1,459,900	45,447
British American Tobacco PLC sponsored ADR	390,200	24,294
British Land Co. PLC	1,369,800	40,343
Burberry Group PLC	1,777,700	24,703
Capita Group PLC	1,106,900	15,669
Clipper Windpower PLC (a)	2,006,200	35,199
GlaxoSmithKline PLC sponsored ADR	339,300	19,605
HBOS plc	2,208,200	47,816
HSBC Holdings PLC (Hong Kong) (Reg.)	1,403,144	25,919
Informa PLC	1,379,400	16,383
International Power PLC	7,306,600	64,317
Investec PLC	2,902,500	41,465
John Wood Group PLC	3,062,900	17,255
Man Group plc	3,043,000	34,376
Marks & Spencer Group PLC	3,391,600	50,318
N Brown Group PLC	4,180,000	25,073
National Grid PLC	1,576,100	24,785
Next PLC	991,700	46,577
Pearson PLC	2,394,300	41,242
Punch Taverns Ltd.	871,700	22,728
Reckitt Benckiser PLC	1,392,700	76,605
Renovo Group PLC (e)	9,727,800	35,010
Rio Tinto PLC sponsored ADR	155,900	38,040
Rolls-Royce Group PLC	3,864,403	37,069
Royal Bank of Scotland Group PLC	1,969,971	76,020
Royal Dutch Shell PLC Class B	3,412,059	120,633
Shire PLC	2,059,200	47,972
SSL International PLC	1,111,400	9,683
Tesco PLC	11,828,812	109,032
Vodafone Group PLC	33,268,435	95,580
Xstrata PLC	649,900	34,318
TOTAL UNITED KINGDOM		1,776,018
United States of America - 0.9%
Fluor Corp.	238,100	22,767
Macquarie Infrastructure Co. Trust	131,000	5,578
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Marathon Oil Corp.	259,900	$ 26,393
Sunoco, Inc.	624,200	47,146
TOTAL UNITED STATES OF AMERICA		101,884
TOTAL COMMON STOCKS (Cost $8,526,082)		10,905,576
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.4%
Fresenius AG (non-vtg.)	551,200	46,680
Hugo Boss AG (non-vtg.)	697,600	43,361
Porsche AG (non-vtg.)	20,695	34,840
ProSiebenSat.1 Media AG	887,300	32,450
TOTAL GERMANY		157,331
Italy - 0.1%
Intesa Sanpaolo Spa	1,669,602	13,538
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B	236,131,217	472
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $111,572)		171,341
Government Obligations - 0.0%
Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 4.96% to 5.11% 5/3/07 to 6/7/07 (g) (Cost $3,093)	$ 3,100	3,094
Money Market Funds - 12.6%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	301,402,870	301,403
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	1,142,567,681	1,142,568
TOTAL MONEY MARKET FUNDS (Cost $1,443,971)		1,443,971
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 5.12%, dated 4/30/07 due 5/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $13,197)	$ 13,199	$ 13,197
TOTAL INVESTMENT PORTFOLIO - 109.5% (Cost $10,097,915)		12,537,179
NET OTHER ASSETS - (9.5)%		(1,091,615)
NET ASSETS - 100%		$ 11,445,564
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
723 Nikkei 225 Index Contracts (Japan)	June 2007	$ 62,594	$ 2,997

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,548,000 or 0.1% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,094,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$13,197,000 due 5/1/07 at 5.12%
Banc of America Securities LLC	$ 2,016
Barclays Capital, Inc.	4,495
Fortis Securities LLC	2,882
Lehman Brothers, Inc.	3,804
$ 13,197
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9,859
Fidelity Securities Lending Cash Central Fund	3,199
Total	$ 13,058
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Renovo Group PLC	$ 14,540	$ 16,799	$ 586	$ -	$ 35,010

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,090,882 and repurchase agreements of $13,197) - See accompanying schedule: Unaffiliated issuers (cost $8,628,450)	$ 11,058,198
Fidelity Central Funds (cost $1,443,971)	1,443,971
Other affiliated issuers (cost $25,494)	35,010
Total Investments (cost $10,097,915)		$ 12,537,179
Receivable for investments sold		227,995
Receivable for fund shares sold		27,975
Dividends receivable		36,252
Distributions receivable from Fidelity Central Funds		1,070
Prepaid expenses		29
Other receivables		4,758
Total assets		12,835,258

Liabilities
Payable to custodian bank	$ 2,406
Payable for investments purchased	218,054
Payable for fund shares redeemed	14,603
Accrued management fee	7,243
Distribution fees payable	71
Payable for daily variation on futures contracts	343
Other affiliated payables	2,024
Other payables and accrued expenses	2,382
Collateral on securities loaned, at value	1,142,568
Total liabilities		1,389,694

Net Assets		$ 11,445,564
Net Assets consist of:
Paid in capital		$ 8,522,568
Undistributed net investment income		51,320
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		430,711
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,440,965
Net Assets		$ 11,445,564

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($225,752 ÷ 5,545.1 shares)	$ 40.71

Maximum offering price per share (100/94.25 of $40.71)	$ 43.19
Class T: Net Asset Value and redemption price per share ($24,720 ÷ 609.8 shares)	$ 40.54

Maximum offering price per share (100/96.50 of $40.54)	$ 42.01
Class B: Net Asset Value and offering price per share ($8,106 ÷ 201.0 shares)A	$ 40.33

Class C: Net Asset Value and offering price per share ($12,545 ÷ 310.3 shares)A	$ 40.43

International Discovery Fund: Net Asset Value, offering price and redemption price per share ($11,136,988 ÷ 271,956.5 shares)	$ 40.95

Institutional Class: Net Asset Value, offering price and redemption price per share ($37,453 ÷ 913.8 shares)	$ 40.99

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)
Investment Income
Dividends		$ 105,916
Interest		459
Income from Fidelity Central Funds		13,058
		119,433
Less foreign taxes withheld		(8,698)
Total income		110,735

Expenses
Management fee Basic fee	$ 34,999
Performance adjustment	2,767
Transfer agent fees	10,537
Distribution fees	337
Accounting and security lending fees	916
Custodian fees and expenses	1,231
Independent trustees' compensation	14
Registration fees	412
Audit	87
Legal	71
Miscellaneous	19
Total expenses before reductions	51,390
Expense reductions	(3,630)	47,760
Net investment income (loss)		62,975
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $515)	463,711
Other affiliated issuers	8
Foreign currency transactions	(42)
Futures contracts	265
Total net realized gain (loss)		463,942
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $150)	903,463
Assets and liabilities in foreign currencies	263
Futures contracts	1,712
Total change in net unrealized appreciation (depreciation)		905,438
Net gain (loss)		1,369,380
Net increase (decrease) in net assets resulting from operations		$ 1,432,355

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 62,975	$ 89,022
Net realized gain (loss)	463,942	238,999
Change in net unrealized appreciation (depreciation)	905,438	940,196
Net increase (decrease) in net assets resulting from operations	1,432,355	1,268,217
Distributions to shareholders from net investment income	(85,862)	(41,324)
Distributions to shareholders from net realized gain	(224,325)	(189,744)
Total distributions	(310,187)	(231,068)
Share transactions - net increase (decrease)	2,081,090	3,239,823
Redemption fees	203	380
Total increase (decrease) in net assets	3,203,461	4,277,352

Net Assets
Beginning of period	8,242,103	3,964,751
End of period (including undistributed net investment income of $51,320 and undistributed net investment income of $83,948, respectively)	$ 11,445,564	$ 8,242,103

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.47	$ 30.57	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.21	.42	.28
Net realized and unrealized gain (loss)	5.36	7.19	2.88
Total from investment operations	5.57	7.61	3.16
Distributions from net investment income	(.35)	(.31)	-
Distributions from net realized gain	(.98)	(1.40)	-
Total distributions	(1.33)	(1.71)	-
Redemption fees added to paid in capital E	- J	- J	- J
Net asset value, end of period	$ 40.71	$ 36.47	$ 30.57
Total Return B, C, D	15.70%	26.01%	11.53%
Ratios to Average Net Assets F, I
Expenses before reductions	1.24% A	1.27%	1.42% A
Expenses net of fee waivers, if any	1.24% A	1.27%	1.42% A
Expenses net of all reductions	1.17% A	1.21%	1.36% A
Net investment income (loss)	1.08% A	1.22%	1.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 226	$ 140	$ 2
Portfolio turnover rate G	89% A	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.30	$ 30.49	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.13	.27	.20
Net realized and unrealized gain (loss)	5.35	7.18	2.88
Total from investment operations	5.48	7.45	3.08
Distributions from net investment income	(.26)	(.24)	-
Distributions from net realized gain	(.98)	(1.40)	-
Total distributions	(1.24)	(1.64)	-
Redemption fees added to paid in capital E	- J	- J	- J
Net asset value, end of period	$ 40.54	$ 36.30	$ 30.49
Total Return B, C, D	15.50%	25.49%	11.24%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64% A	1.71%	1.75% A
Expenses net of fee waivers, if any	1.64% A	1.71%	1.75% A
Expenses net of all reductions	1.57% A	1.65%	1.69% A
Net investment income (loss)	.69% A	.78%	.83% A
Supplemental Data
Net assets, end of period (in millions)	$ 25	$ 10	$ 2
Portfolio turnover rate G	89% A	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.12	$ 30.36	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.03	.08	.08
Net realized and unrealized gain (loss)	5.32	7.19	2.87
Total from investment operations	5.35	7.27	2.95
Distributions from net investment income	(.16)	(.11)	-
Distributions from net realized gain	(.98)	(1.40)	-
Total distributions	(1.14)	(1.51)	-
Redemption fees added to paid in capital E	- J	- J	- J
Net asset value, end of period	$ 40.33	$ 36.12	$ 30.36
Total Return B, C, D	15.18%	24.91%	10.76%
Ratios to Average Net Assets F, I
Expenses before reductions	2.17% A	2.27%	2.24% A
Expenses net of fee waivers, if any	2.17% A	2.25%	2.24% A
Expenses net of all reductions	2.10% A	2.19%	2.18% A
Net investment income (loss)	.15% A	.24%	.33% A
Supplemental Data
Net assets, end of period (in millions)	$ 8	$ 4	$ 1
Portfolio turnover rate G	89% A	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 36.19	$ 30.41	$ 27.41
Income from Investment Operations
Net investment income (loss) E	.04	.11	.13
Net realized and unrealized gain (loss)	5.32	7.19	2.87
Total from investment operations	5.36	7.30	3.00
Distributions from net investment income	(.14)	(.12)	-
Distributions from net realized gain	(.98)	(1.40)	-
Total distributions	(1.12)	(1.52)	-
Redemption fees added to paid in capital E	- J	- J	- J
Net asset value, end of period	$ 40.43	$ 36.19	$ 30.41
Total Return B, C, D	15.17%	24.97%	10.94%
Ratios to Average Net Assets F, I
Expenses before reductions	2.13% A	2.16%	2.04% A
Expenses net of fee waivers, if any	2.13% A	2.16%	2.04% A
Expenses net of all reductions	2.06% A	2.11%	1.98% A
Net investment income (loss)	.19% A	.33%	.53% A
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 6	$ 2
Portfolio turnover rate G	89% A	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Discovery Fund

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 36.67	$ 30.65	$ 25.31	$ 21.87	$ 16.66	$ 17.61
Income from Investment Operations
Net investment income (loss) D	.25	.48	.37	.22	.19	.11
Net realized and unrealized gain (loss)	5.39	7.25	5.24	3.40	5.11	(1.06)
Total from investment operations	5.64	7.73	5.61	3.62	5.30	(.95)
Distributions from net investment income	(.38)	(.31)	(.15)	(.18)	(.09)	-
Distributions from net realized gain	(.98)	(1.40)	(.12)	-	-	-
Total distributions	(1.36)	(1.71)	(.27)	(.18)	(.09)	-
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	- H
Net asset value, end of period	$ 40.95	$ 36.67	$ 30.65	$ 25.31	$ 21.87	$ 16.66
Total Return B, C	15.82%	26.34%	22.29%	16.65%	31.97%	(5.39)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.04% A	1.09%	1.08%	1.10%	1.14%	1.14%
Expenses net of fee waivers, if any	1.04% A	1.08%	1.07%	1.10%	1.14%	1.14%
Expenses net of all reductions	.97% A	1.03%	1.01%	1.06%	1.11%	1.12%
Net investment income (loss)	1.29% A	1.41%	1.35%	.92%	1.08%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 11,137	$ 8,054	$ 3,949	$ 2,193	$ 1,243	$ 890
Portfolio turnover rate F	89% A	56%	75%	87%	81%	63%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 36.71	$ 30.68	$ 27.41
Income from Investment Operations
Net investment income (loss) D	.26	.51	.38
Net realized and unrealized gain (loss)	5.40	7.25	2.89
Total from investment operations	5.66	7.76	3.27
Distributions from net investment income	(.40)	(.33)	-
Distributions from net realized gain	(.98)	(1.40)	-
Total distributions	(1.38)	(1.73)	-
Redemption fees added to paid in capital D	- I	- I	- I
Net asset value, end of period	$ 40.99	$ 36.71	$ 30.68
Total Return B, C	15.88%	26.45%	11.93%
Ratios to Average Net Assets E, H
Expenses before reductions	.97% A	1.00%	.97% A
Expenses net of fee waivers, if any	.97% A	1.00%	.97% A
Expenses net of all reductions	.90% A	.95%	.90% A
Net investment income (loss)	1.35% A	1.49%	1.60% A
Supplemental Data
Net assets, end of period (in millions)	$ 37	$ 28	$ 10
Portfolio turnover rate F	89% A	56%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period January 6, 2005 (commencement of sale of shares) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Discovery Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Discovery, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

(NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 2,532,048
Unrealized depreciation	(98,790)
Net unrealized appreciation (depreciation)	$ 2,433,258
Cost for federal income tax purposes	$ 10,103,921

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by

Semiannual Report

4. Operating Policies - continued

Repurchase Agreements - continued

government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,017,901 and $4,196,234, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes relative investment performance of the retail class of the Fund, International Discovery as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .77% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 221	$ 8
Class T	.25%	.25%	42	3
Class B	.75%	.25%	31	23
Class C	.75%	.25%	43	21
			$ 337	$ 55

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38
Class T	10
Class B*	5
Class C*	2
$ 55

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for International Discovery. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Discovery shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 145.16
Class T	26.31
Class B	11.35
Class C	13.31
International Discovery Fund	10,318.22
Institutional Class	24.15
	$ 10,537

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $11 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $3,199.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $3,318 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Discovery Fund	$ 191

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ 1,387	$ 38
Class T	80	18
Class B	21	3
Class C	24	8
International Discovery Fund	84,038	41,152
Institutional Class	312	105
Total	$ 85,862	$ 41,324
From net realized gain
Class A	$ 3,929	$ 173
Class T	302	102
Class B	130	40
Class C	170	94
International Discovery Fund	219,032	188,890
Institutional Class	762	445
Total	$ 224,325	$ 189,744

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	2,006	3,952	$ 76,508	$ 133,777
Reinvestment of distributions	63	5	2,271	160
Shares redeemed	(359)	(183)	(13,776)	(6,217)
Net increase (decrease)	1,710	3,774	$ 65,003	$ 127,720
Class T
Shares sold	371	248	$ 14,048	$ 8,469
Reinvestment of distributions	10	4	371	112
Shares redeemed	(48)	(36)	(1,798)	(1,223)
Net increase (decrease)	333	216	$ 12,621	$ 7,358
Class B
Shares sold	97	112	$ 3,685	$ 3,875
Reinvestment of distributions	4	1	136	37
Shares redeemed	(24)	(14)	(907)	(489)
Net increase (decrease)	77	99	$ 2,914	$ 3,423

Semiannual Report

12. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class C
Shares sold	167	130	$ 6,392	$ 4,409
Reinvestment of distributions	4	1	139	41
Shares redeemed	(23)	(32)	(865)	(1,088)
Net increase (decrease)	148	99	$ 5,666	$ 3,362
International Discovery Fund
Shares sold	73,288	123,095	$ 2,804,820	$ 4,201,412
Reinvestment of distributions	7,929	7,089	289,549	215,944
Shares redeemed	(28,906)	(39,365)	(1,104,895)	(1,334,783)
Net increase (decrease)	52,311	90,819	$ 1,989,474	$ 3,082,573
Institutional Class
Shares sold	174	512	$ 6,668	$ 17,352
Reinvestment of distributions	19	4	700	121
Shares redeemed	(51)	(61)	(1,956)	(2,086)
Net increase (decrease)	142	455	$ 5,412	$ 15,387

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AIDI-USAN-0607
1.806664.102

Fidelity®

International Small Cap

Fund

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,175.30	$ 7.50
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 6.95
Class T
Actual	$ 1,000.00	$ 1,174.20	$ 8.73
HypotheticalA	$ 1,000.00	$ 1,016.76	$ 8.10
Class B
Actual	$ 1,000.00	$ 1,171.00	$ 11.63
HypotheticalA	$ 1,000.00	$ 1,014.08	$ 10.79
Class C
Actual	$ 1,000.00	$ 1,170.90	$ 11.36
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.54
International Small Cap
Actual	$ 1,000.00	$ 1,177.30	$ 5.61
HypotheticalA	$ 1,000.00	$ 1,019.64	$ 5.21
Institutional Class
Actual	$ 1,000.00	$ 1,177.20	$ 5.61
HypotheticalA	$ 1,000.00	$ 1,019.64	$ 5.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.39%
Class T	1.62%
Class B	2.16%
Class C	2.11%
International Small Cap	1.04%
Institutional Class	1.04%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan 26.8%
United Kingdom 16.8%
Australia 13.2%
Italy 5.3%
United States of America 5.3%
Germany 3.4%
France 3.2%
Canada 3.2%
South Africa 2.8%
Other 20.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan 31.2%
United Kingdom 19.2%
Australia 10.5%
United States of America 5.1%
Canada 3.7%
France 3.2%
Germany 3.1%
Italy 2.9%
Bermuda 2.5%
Other 18.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	96.6	96.1
Bonds	0.2	0.3
Short-Term Investments and Net Other Assets	3.2	3.6
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Banca Italease Spa (Italy, Diversified Financial Services)	2.8	2.3
Max Petroleum PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.0	1.1
Steinhoff International Holdings Ltd. (South Africa, Household Durables)	1.4	1.1
121Media, Inc. (United States of America, Media)	1.2	0.6
Nissin Kogyo Co. Ltd. (Japan, Auto Components)	1.1	1.2
Stepstone ASA (Norway, Commercial Services & Supplies)	1.1	0.4
International Ferro Metals (Australia, Metals & Mining)	1.1	0.9
Ceske Energeticke Zavody AS (Czech Republic, Electric Utilities)	0.9	1.1
E.ON AG (Germany, Electric Utilities)	0.8	0.6
Nihon Dempa Kogyo Co. Ltd. (Japan, Electronic Equipment & Instruments)	0.8	0.7
	13.2
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.0	15.1
Consumer Discretionary	17.1	16.8
Materials	15.0	16.7
Financials	13.4	11.3
Energy	9.0	10.3
Information Technology	8.4	11.4
Utilities	5.2	4.6
Health Care	4.3	5.4
Consumer Staples	3.7	3.7
Telecommunication Services	0.7	1.1

Semiannual Report

Investments April 30, 2007

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
Australia - 13.2%
Allied Gold Ltd. (a)	11,880,000	$ 4,045
AMP Ltd.	377,100	3,366
Aristocrat Leisure Ltd.	109,200	1,505
ASX Ltd.	181,509	7,235
Ausenco Ltd.	344,500	2,100
Austbrokers Holdings Ltd.	1,102,345	4,522
Australian Wealth Management Ltd.	1,555,487	3,165
Babcock & Brown Japan Property Trust	2,892,400	4,684
Babcock & Brown Ltd.	37,200	916
Billabong International Ltd.	185,200	2,538
Boart Longyear Ltd.	1,402,500	2,248
Boral Ltd.	118,200	830
Bradken Ltd.	601,395	4,770
Brambles Ltd. (a)	291,800	3,196
Cabcharge Australia Ltd.	47,600	460
Capital-XX Ltd.	2,262,572	5,089
Centamin Egypt Ltd. (a)	3,589,755	3,158
CFS Retail Property Trust	422,200	810
Cochlear Ltd.	52,400	2,761
Computershare Ltd.	822,772	7,140
David Jones Ltd.	424,100	1,750
Dominos Pizza Enterprises Ltd.	1,671,520	4,234
Downer EDI Ltd.	1,286,173	8,000
Dwyka Resources Ltd. (a)	5,235,220	3,925
Emeco Holdings Ltd.	1,124,900	1,756
European Gas Ltd. (a)	1,673,600	1,028
Flexigroup Ltd.	1,723,400	4,222
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	114
Gunns Ltd.	371,700	1,065
Hastie Group Ltd.	2,671,773	8,343
HFA Holdings Ltd.	2,035,100	3,972
IBT Education Ltd.	377,250	627
Incitec Pivot Ltd.	70,800	2,869
International Ferro Metals (a)	13,067,539	18,028
Invocare Ltd.	64,100	294
Iress Market Technology Ltd.	172,200	1,177
JB Hi-Fi Ltd. (e)	585,900	4,048
Jumbuck Entertainment Ltd. (a)	419,400	557
McGuigan Simeon Wines Ltd.	603,224	1,252
Meo Australia Ltd. (a)	5,066,100	3,828
Mineral Deposits Ltd. (a)	880,900	973
Monto Minerals Ltd. (a)	8,525,252	1,726
Common Stocks - continued
	Shares	Value (000s)
Australia - continued
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	$ 30
Mortgage Choice Ltd.	1,851,838	4,844
Oakton Ltd.	184,615	811
Paladin Resources Ltd. (a)(e)	1,328,400	10,590
Phosphagenics Ltd. (a)	9,040,000	2,027
QBE Insurance Group Ltd.	165,423	4,239
realestate.com.au Ltd. (a)	134,764	669
Reverse Corp. Ltd.	493,100	2,007
Roc Oil Co. Ltd. (United Kingdom) (a)	2,864,489	7,646
RP Data Ltd.	1,481,800	2,412
Rubicon Japan Trust	3,266,600	2,740
Seek Ltd.	1,307,939	8,027
SMS Management & Technology Ltd.	315,600	1,190
Sphere Investments Ltd. (a)	1,305,498	1,941
Sylvania Resources Ltd. (a)(f)	7,878,437	10,337
Sylvania Resources Ltd. (United Kingdom) (a)(f)	4,923,630	6,547
Tanami Gold NL	19,652,484	2,611
United Group Ltd.	394,121	5,139
Woolworths Ltd.	373,526	8,779
WorleyParsons Ltd.	102,033	2,330
Wotif.com Holdings Ltd.	348,300	1,238
TOTAL AUSTRALIA		224,480
Austria - 0.3%
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (e)	106,900	5,530
Bermuda - 2.3%
Aquarius Platinum Ltd. (United Kingdom)	223,390	6,700
Peace Mark Holdings Ltd.	4,910,000	5,524
Petra Diamonds Ltd. (a)	2,461,491	7,825
Ports Design Ltd.	1,798,000	5,057
RC Group (Holdings) Ltd.	752,420	1,677
Sinofert Holdings Ltd.	1,960,000	1,007
Tanzanite One Ltd. (f)	5,808,701	9,059
Trefoil Ltd. (a)	385,100	2,136
VODone Ltd. (a)	2,442,000	930
Xceldiam Ltd. warrants 11/16/07 (a)	1,659,127	66
TOTAL BERMUDA		39,981
British Virgin Islands - 0.3%
Albidon Ltd. unit (a)	1,469,000	3,113
Kalahari Energy (h)	1,451,000	1,814
TOTAL BRITISH VIRGIN ISLANDS		4,927
Common Stocks - continued
	Shares	Value (000s)
Canada - 3.0%
AirSea Lines (a)(h)	1,862,300	$ 1,271
AirSea Lines warrants 8/4/11 (a)(h)	1,862,300	0
Altius Minerals Corp. (a)	374,906	4,351
Antrim Energy, Inc. (a)	274,340	1,315
Antrim Energy, Inc. (a)	800,000	3,863
Bankers Petroleum Ltd. (a)	3,767,000	1,935
First Quantum Minerals Ltd.	45,011	3,108
MagIndustries Corp. (a)	3,635,960	4,914
Oilexco, Inc. (a)	1,394,525	10,969
Rally Energy Corp. (a)	416,720	2,452
Rock Well Petroleum, Inc. (h)	770,400	1,041
Sino-Forest Corp. (a)	67,400	820
Starfield Resources, Inc.:
warrants 5/23/07 (a)(h)	1,313,025	0
warrants 1/20/08 (a)(h)	1,678,100	78
Stealth Ventures Ltd. (a)	966,500	1,176
Stealth Ventures Ltd. warrants 3/12/08 (a)(h)	483,250	78
SXR Uranium One, Inc. (South Africa) (a)	475,740	7,295
Visual Defence, Inc. (a)(f)	4,664,100	1,539
Western Canadian Coal Corp. (a)	1,554,418	3,081
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	1,096
TOTAL CANADA		50,382
Cayman Islands - 0.6%
China Infrastructure Machinery Holdings Ltd.	646,000	1,234
EcoGreen Fine Chemical Group Ltd.	2,588,000	923
Embry Holdings Ltd.	1,081,000	1,032
Ju Teng International Holdings Ltd. (a)	2,830,000	669
Kingboard Chemical Holdings Ltd.	364,500	1,710
Kingdee International Software Group Co. Ltd.	396,000	310
Lee & Man Paper Manufacturing Ltd.	570,000	1,610
Neo-Neon Holdings Ltd.	1,136,000	1,888
Simcere Pharmaceutical Group sponsored ADR	81,000	1,345
TOTAL CAYMAN ISLANDS		10,721
China - 0.8%
Anhui Conch Cement Co. Ltd. (H Shares)	140,000	564
BYD Co. Ltd. (H Shares) (a)	108,500	675
China Hongxing Sports Ltd.	697,000	1,652
China International Marine Containers Co. Ltd. (B Shares)	751,500	1,896
China Mengniu Dairy Co. Ltd.	734,000	2,247
China Merchants Bank Co. Ltd. (H Shares)	264,000	650
Common Stocks - continued
	Shares	Value (000s)
China - continued
China Oilfield Services Ltd. (H Shares)	1,682,000	$ 1,436
China Shipping Development Co. Ltd. (H Shares)	182,000	346
Dongfang Electrical Machinery Co. Ltd. (H Shares)	80,000	323
Nine Dragons Paper (Holdings) Ltd.	479,000	976
Shandong Weigao Group Medical Polymer Co. Ltd.	776,000	1,367
Shenzhou International Group Holdings Ltd.	678,000	300
Xinjiang Tianye Water Saving Irrigation System Co. Ltd.	806,000	241
Yantai Changyu Pioneer Wine Co. (B Shares)	174,010	839
TOTAL CHINA		13,512
Cyprus - 0.2%
Buried Hill Energy (Cyprus) PCL (h)	1,947,000	2,142
Marfin Popular Bank Public Co.	173,665	1,995
TOTAL CYPRUS		4,137
Czech Republic - 0.9%
Ceske Energeticke Zavody AS	319,140	15,600
Denmark - 0.3%
DSV de Sammensluttede Vognmaend AS (e)	25,930	5,376
Finland - 1.3%
Inion OY (a)	3,590,300	2,566
Nokian Tyres Ltd.	430,910	13,319
Rakentajain Konevuokraamo Oyj (B Shares)	152,030	6,027
TOTAL FINLAND		21,912
France - 3.2%
Carbone Lorraine	27,400	1,809
Electricite de France	90,900	7,951
ENTREPOSE Contracting	13,692	1,045
Geodis SA	42,180	9,682
Guerbet SA	8,400	1,639
Icade SA (e)	123,018	9,444
Laurent-Perrier Group	31,960	3,829
Norbert Dentressangle SA	38,142	3,628
Seche Environment SA	11,560	2,077
Veolia Environnement (e)	166,000	13,795
TOTAL FRANCE		54,899
Germany - 3.4%
Deutz AG (a)	601,600	9,646
E.ON AG	93,000	13,986
ElringKlinger AG	18,284	1,569
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Fresenius Medical Care AG	88,370	$ 13,316
Interhyp AG	23,450	2,915
Kontron AG	154,620	2,882
MLP AG	89,150	2,230
SGL Carbon AG (a)	272,200	10,686
TOTAL GERMANY		57,230
Greece - 1.0%
Fourlis Holdings SA	110,000	2,756
Hellenic Technodomiki Tev SA	223,750	3,084
Sarantis SA (Reg.)	1,076,638	11,900
TOTAL GREECE		17,740
Hong Kong - 1.0%
Bank of East Asia Ltd.	158,437	980
Cafe de Coral Holdings Ltd.	686,000	1,254
China Overseas Land & Investment Ltd.	1,348,000	1,649
Esprit Holdings Ltd.	246,000	3,003
Fairwood Holdings Ltd. (g)	878,500	1,249
Hang Lung Properties Ltd.	1,208,000	3,606
Li & Fung Ltd.	924,000	2,906
Midland Holdings Ltd.	860,000	534
Tai Cheung Holdings Ltd.	700,000	490
Vtech Holdings Ltd.	281,000	2,130
TOTAL HONG KONG		17,801
India - 0.1%
Deccan Chronicle Holdings Ltd.	95,000	478
INFO Edge India Ltd.	66,039	1,253
TOTAL INDIA		1,731
Indonesia - 0.1%
PT Telkomunikasi Indonesia Tbk Series B	1,463,500	1,692
Ireland - 0.5%
Adwalker PLC (a)(f)	9,125,000	388
Kenmare Resources PLC (a)	2,640,000	2,600
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	1,036
Petroceltic International PLC (a)	13,644,934	3,820
Vimio PLC (a)	867,300	1,145
TOTAL IRELAND		8,989
Israel - 0.3%
Israel Chemicals Ltd.	611,900	4,708
Common Stocks - continued
	Shares	Value (000s)
Italy - 5.3%
ASM Spa	626,550	$ 4,222
Banca Italease Spa (e)	790,700	48,107
Enel S.p.A.	543,800	6,192
ERG Spa	71,100	2,013
Guala Closures Spa	475,090	3,697
Hera Spa	1,510,160	6,984
Impregilo Spa (a)	447,350	3,656
Lottomatica Spa	58,540	2,414
Seldovia Native Association, Inc. (SNAI) (a)	1,081,120	11,509
Teleunit Spa (f)	12,719,158	1,208
TOTAL ITALY		90,002
Japan - 26.8%
Abc-Mart, Inc. (e)	333,600	7,449
Access Co. Ltd. (a)	256	385
Adeka Corp.	144,000	1,573
Aeon Fantasy Co. Ltd.	45,120	1,149
Airport Facilities Co. Ltd.	19,200	141
Anritsu Corp. (e)	1,259,000	5,836
AOI Electronics Co. Ltd.	66,100	1,326
ARDEPRO CO., Ltd.	10,626	3,554
Ariake Japan Co. Ltd.	67,300	1,383
Atlus Co. Ltd. (a)	79,800	441
Atrium Co. Ltd.	64,400	1,754
Axell Corp.	384	1,183
Bit-isle, Inc.	1,190	1,252
Bookoff Corp.	166,100	2,799
Brother Industries Ltd.	342,000	4,648
C. Uyemura & Co. Ltd.	40,100	2,463
Cabin Co. Ltd. (e)	104,000	448
CareNet, Inc.	12	30
Chiba Bank Ltd.	382,000	3,158
Chiyoda Corp.	65,000	1,492
CMIC Co. Ltd. (e)	1,670	443
Create SD Co. Ltd.	55,300	931
Dai-ichi Seiko Co. Ltd.	38,200	907
Daido Metal Co. Ltd. (e)	495,000	3,097
Daikokutenbussan Co. Ltd.	52,900	617
Daiseki Co. Ltd. (e)	72,600	1,403
Daito Gyorui Co. Ltd.	252,000	505
Daiwa Securities Group, Inc.	132,000	1,470
Daiwabo Information System Ltd.	202,500	2,743
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Daiwasystem Co. Ltd.	39,800	$ 968
Denyo Co. Ltd.	67,700	716
E*TRADE Securities Co. Ltd. (e)	790	851
Ebara-Udylite Co. Ltd.	8,700	232
Elpida Memory, Inc. (a)(e)	22,300	940
Endo Lighting Corp.	125,600	731
EPS Co. Ltd. (e)	1,465	4,553
Fast Retailing Co. Ltd. (e)	12,300	845
FCM Co. Ltd.	30,800	1,093
FinTech Global, Inc. (e)	563	419
Fuji Heavy Industries Ltd.	176,000	871
Fujitsu Component Ltd. (a)	417	572
Futaba Industrial Co. Ltd.	38,800	938
H-One Co. Ltd.	21,800	324
H.I.S. Co. Ltd.	37,000	1,145
Harakosan Co. Ltd.	1,636	4,202
Harmonic Drive Systems, Inc. (e)	483	2,636
Haseko Corp. (a)	734,500	2,433
Heiwa Real Estate Co. Ltd. (e)	280,000	1,856
Hikari Tsushin, Inc. (e)	279,700	11,143
Hioki EE Corp. (e)	27,000	633
Hiroshima Bank Ltd.	339,000	1,825
Hitachi Construction Machinery Co. Ltd.	407,900	12,732
Hokuriku Electric Industry (e)	205,000	462
Hokuto Corp.	160,100	2,554
Ibiden Co. Ltd.	28,500	1,620
Ichiyoshi Securities Co. Ltd.	102,800	1,651
IDU Co.	1,731	1,860
Imagineer Co. Ltd.	30,100	422
Index Holdings (e)	4,627	1,570
Inpex Holdings, Inc.	184	1,553
Intelligence Ltd. (e)	409	1,060
Intelligent Wave, Inc. (e)	926	484
Ishihara Chemical Co. Ltd.	32,200	592
Ishikawajima-Harima Heavy Industries Co. Ltd. (e)	1,145,000	4,462
Itochu Corp.	449,000	4,421
ITOCHU Techno-Solutions Corp.	29,500	1,346
Japan Airport Terminal Co. Ltd.	89,000	1,631
Japan Steel Works Ltd.	478,000	5,637
Jastec Co. Ltd.	238,300	2,456
Joint Corp.	27,200	899
Juroku Bank Ltd.	149,000	877
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Kakaku.com, Inc. (e)	264	$ 768
Kandenko Co. Ltd.	245,000	1,556
Kanematsu Corp. (a)(e)	652,000	1,240
Kawasaki Heavy Industries Ltd.	518,000	2,062
Kenedix, Inc. (e)	217	951
Kibun Food Chemifa Co. Ltd. (e)	36,400	425
Kimoto Co. Ltd.	80,700	430
Kitagawa Seiki Co. Ltd.	84,000	431
KK daVinci Advisors (a)(e)	4,535	4,570
Kobayashi Pharmaceutical Co. Ltd.	62,600	2,342
Konica Minolta Holdings, Inc.	112,500	1,540
Kubota Corp.	91,000	860
Kura Corp. Ltd.	4,580	9,844
Kureha Chemical Industry Co. Ltd.	96,000	470
Kurita Water Industries Ltd.	72,700	1,815
Link Theory Holdings Co. Ltd. (e)	102	120
Mandom Corp.	14,700	376
MCJ Co. Ltd. (a)	1,279	553
Media Global Links Co. Ltd.	648	686
Meiko Electronics Co. Ltd. (e)	46,700	1,424
Micronics Japan Co. Ltd.	117,900	4,078
Mitsuba Corp.	255,000	2,016
Mitsui Engineering & Shipbuilding Co. (e)	262,000	1,174
Mitsui O.S.K. Lines Ltd.	364,000	4,588
Mitsumi Electric Co. Ltd.	70,100	2,338
Miyachi Corp.	60,600	1,062
Miyano Machinery, Inc.	357,000	1,228
Mori Seiki Co. Ltd.	188,300	4,945
Murata Manufacturing Co. Ltd.	59,400	4,378
Nabtesco Corp.	111,000	1,506
Nachi-Fujikoshi Corp. (e)	275,000	1,469
Namco Bandai Holdings, Inc.	67,800	1,102
NIC Corp.	57,100	422
Nidec Corp.	22,400	1,413
Nidec Sankyo Corp. (e)	245,000	1,616
Nihon Dempa Kogyo Co. Ltd. (e)	283,000	13,874
Nihon Kohden Corp.	20,100	454
Nihon Trim Co. Ltd. (e)	193,500	6,860
Nihonwasou Holdings, Inc.	782	435
Nikon Corp.	76,000	1,744
Nippon Carbon Co. Ltd.	351,000	1,385
Nippon Denko Co. Ltd. (e)	1,706,000	9,371
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nippon Paint Co. Ltd.	1,258,000	$ 7,368
Nippon Seiki Co. Ltd.	634,000	13,594
Nippon Suisan Kaisha Co. Ltd.	288,100	1,856
Nippon Yakin Kogyo Co. Ltd. (e)	783,000	7,931
Nissin Kogyo Co. Ltd.	737,400	19,578
Nitto Boseki Co. Ltd.	326,000	1,237
NOK Corp.	625,100	11,631
NSK Ltd.	350,000	3,388
Obara Corp.	1,650	31
Oiles Corp.	77,040	1,655
Okuma Corp.	134,000	1,601
Optoelectronics Co. Ltd.	27,700	331
Otaki Gas Co. Ltd.	15,000	79
Otsuka Corp. (e)	39,400	3,800
Pacific Metals Co. Ltd.	128,000	2,038
Pigeon Corp. (e)	57,700	867
Produce Co. Ltd. (a)(e)	496	2,350
Properst Co. Ltd.	665	1,247
Round One Corp. (e)	2,649	5,475
Ryobi Ltd.	226,000	1,670
Saison Information Systems Co. Ltd.	21,100	175
Sakai Chemical Industry Co. Ltd.	55,000	407
Sammy NetWorks Co. Ltd. (e)	1,075	5,421
Sansha Electric Manufacturing Co. Ltd.	56,000	506
Sanyo Denki Co. Ltd.	16,000	116
Sato Corp. (e)	178,400	3,479
Sawai Pharmaceutical Co. Ltd. (e)	42,200	1,753
Sec Carbon Ltd.	33,000	476
Sega Sammy Holdings, Inc.	20,200	457
Seria Co. Ltd.	482	893
Shaddy Co. Ltd. (e)	118,900	1,366
Shibaura Electronics Co. Ltd.	119,400	2,153
Shikoku Chemicals Corp. (e)	88,000	517
Shimachu Co. Ltd.	80,600	2,187
Shimamura Co. Ltd.	11,800	1,287
Shin Nippon Biomedical Laboratories Ltd. (e)	69,600	1,040
Shin-Kobe Electric Machinery Co. Ltd.	419,000	2,079
Shinohara Systems of Construction Co. Ltd. (a)	678	1,128
Shizuki Electric Co., Inc.	158,000	480
Sojitz Corp. (a)	585,500	2,213
SRI Sports Ltd.	1,294	1,647
St. Marc Holdings Co. Ltd.	15,500	838
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Stanley Electric Co. Ltd.	386,100	$ 7,670
Star Micronics Co. Ltd.	214,700	5,192
Starbucks Coffee Japan Ltd.	2,853	1,254
Stella Chemifa Corp. (e)	19,600	614
Sumco Corp.	26,200	1,139
Sumitomo Corp.	356,300	6,103
Sumitomo Metal Industries Ltd.	578,000	2,935
Sumitomo Titanium Corp. (e)	12,600	1,349
Sumitomo Trust & Banking Co. Ltd.	160,000	1,563
Sun Frontier Fudousan Co. Ltd.	790	1,810
Sunx Ltd. (e)	125,700	954
Suruga Corp.	105,100	2,162
Sysmex Corp. (e)	65,800	2,521
T Rad Co. Ltd. (e)	454,000	2,217
T&D Holdings, Inc.	18,300	1,159
Taiho Kogyo Co. Ltd.	81,200	1,145
Taiyo Ink Manufacturing Co. Ltd.	96,800	2,572
Taiyo Kagaku	73,500	621
Taiyo Nippon Sanso Corp.	222,000	1,930
Takara Holdings, Inc. (e)	324,000	2,400
Takata Corp.	58,400	2,136
Takeuchi Manufacturing Co. Ltd.	10,000	409
Takiron Co. Ltd. (e)	282,000	995
Takisawa Machine Tool Co. Ltd.	524,000	1,273
Telewave, Inc. (e)	392	122
TFP Consulting Group Co. Ltd.	169	419
The Goodwill Group, Inc. (e)	668	419
TOA Valve Holding, Inc.	161	602
Toagosei Co. Ltd.	354,000	1,354
Tohcello Co. Ltd.	99,500	1,049
Toho Zinc Co. Ltd.	272,000	2,353
Tohoku Electric Power Co., Inc.	46,300	1,106
Tokai Carbon Co. Ltd. (e)	216,000	1,860
Tokai Rubber Industries Ltd.	179,700	3,478
Token Corp. (e)	28,110	1,408
Tokyo Gas Co. Ltd.	248,000	1,246
Tokyo Radiator Manufacturing Co. Ltd.	13,700	90
Tokyo Seimitsu Co. Ltd. (e)	65,400	2,260
Tomen Devices Corp. (e)	28,300	493
TonenGeneral Sekiyu KK (e)	122,000	1,313
Topcon Corp.	32,500	489
Toray Industries, Inc.	157,000	1,077
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Torishima Pump Manufacturing Co. Ltd.	55,600	$ 605
Toshiba Machine Co. Ltd. (e)	479,000	4,667
Trancom Co. Ltd.	70,200	1,152
Tyo Productions, Inc. (e)	85,500	145
Ulvac, Inc. (e)	32,000	1,043
Unicom Group Holdings, Inc.	135,600	1,287
Usen Corp. (e)	185,990	1,560
Village Vanguard Co. Ltd. (e)	136	722
Wacom Co. Ltd. (e)	173	423
Yachiyo Industry Co. Ltd.	64,200	1,176
Yamada Denki Co. Ltd.	49,740	4,597
Yamaha Motor Co. Ltd.	57,200	1,511
Yaskawa Electric Corp.	125,000	1,429
Yonkyu Co. Ltd.	135,500	1,477
Yume No Machi Souzou Iinkai Co. Ltd.	67	160
TOTAL JAPAN		456,276
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit (a)	49,600	1,116
Korea (South) - 0.8%
Hyunjin Materials Co. Ltd.	69,962	1,974
JVM Co. Ltd.	15,566	799
LG Household & Health Care Ltd.	16,790	2,235
MegaStudy Co. Ltd.	7,425	1,253
NHN Corp.	5,675	888
Osstem Implant Co. Ltd.	17,593	837
SSCP Co. Ltd. (a)	9,567	269
Sung Kwang Bend Co. Ltd.	178,958	2,755
Taewoong Co. Ltd.	16,881	719
Woongjin Coway Co. Ltd.	49,070	1,641
YBM Sisa.com, Inc.	44,849	956
TOTAL KOREA (SOUTH)		14,326
Luxembourg - 0.2%
SES SA FDR (France) unit	142,650	2,803
Malaysia - 0.3%
DiGi.com BHD	95,300	568
Gamuda BHD	495,000	1,136
IJM Plantation BHD	510,500	300
KNM Group BHD	238,600	983
Common Stocks - continued
	Shares	Value (000s)
Malaysia - continued
MMC Corp. BHD	357,200	$ 741
Zelan BHD	253,400	874
TOTAL MALAYSIA		4,602
Malta - 0.4%
Unibet Group plc unit	178,456	5,913
Netherlands - 0.5%
Engel East Europe NV	975,032	2,876
Koninklijke Ten Cate NV	94,370	3,834
Tele Atlas NV (Netherlands) (a)	105,000	2,188
TOTAL NETHERLANDS		8,898
Norway - 2.0%
Aker Kvaerner ASA	112,750	2,686
Hafslund ASA (B Shares) (e)	172,870	4,257
Pertra AS (A Shares)	175,642	2,081
ProSafe ASA (e)	328,950	5,126
Schibsted ASA (B Shares)	48,600	2,230
Stepstone ASA (a)	5,212,154	18,398
TOTAL NORWAY		34,778
Oman - 0.1%
BankMuscat SAOG sponsored GDR	158,950	1,971
Papua New Guinea - 0.1%
Lihir Gold Ltd. (a)	1,001,133	2,478
Portugal - 0.2%
Banif SGPS SA	484,850	3,778
Russia - 0.1%
Sistema-Hals JSC unit	91,600	1,379
Singapore - 2.6%
Advent Air Ltd. (f)	14,719,299	3,973
Ascott Residence Trust	654,000	839
Banyan Tree Holdings Ltd.	2,220,000	3,419
CapitaMall Trust	746,000	1,954
Cosco Corp. Singapore Ltd.	2,157,000	4,018
CSE Global Ltd.	2,604,000	3,017
Ezra Holdings Ltd.	310,000	1,306
F J Benjamin Holdings Ltd.	2,892,000	1,618
Hyflux Ltd.	327,000	581
Keppel Corp. Ltd.	68,000	958
Mapletree Logistics Trust (REIT)	1,493,000	1,317
Common Stocks - continued
	Shares	Value (000s)
Singapore - continued
Olam International Ltd.	1,031,000	$ 2,145
Parkway Holdings Ltd.	1,648,300	4,297
Rickmers Maritime	2,711,000	2,802
SIA Engineering Co. Ltd.	615,000	1,862
Singapore Land Ltd.	64,000	442
Swissco International Ltd.	1,541,000	827
Unisteel Technology Ltd.	533,000	853
Uol Group Ltd.	1,247,000	3,989
Wing Tai Holdings Ltd.	850,000	1,880
Yangzijiang Shipbuilding Holdings Ltd.	1,634,000	1,420
Yanlord Land Group Ltd.	838,000	1,313
TOTAL SINGAPORE		44,830
South Africa - 2.8%
African Rainbow Minerals Ltd. (a)	291,610	4,927
Illovo Sugar Ltd.	1,385,820	4,004
Investec Ltd.	344,447	4,893
Steinhoff International Holdings Ltd.	6,659,732	23,686
Telkom SA Ltd.	146,300	3,604
Wilson Bayly Holmes-Ovcon Ltd.	446,856	5,869
TOTAL SOUTH AFRICA		46,983
Sweden - 1.3%
Hexagon AB (B Shares) (e)	239,511	10,975
Modern Times Group AB (MTG) (B Shares)	199,460	11,745
TOTAL SWEDEN		22,720
Switzerland - 1.1%
Actelion Ltd. (Reg.) (a)	16,588	3,955
Bucher Industries AG	15,811	2,382
Partners Group Holding	39,750	5,045
Sulzer AG (Reg.)	2,070	2,740
Vontobel Holdings AG	86,450	4,831
TOTAL SWITZERLAND		18,953
Taiwan - 0.2%
China Life Insurance Co. Ltd. (a)	3,063,000	1,319
Sinyi Realty, Inc.	483,000	1,377
TOTAL TAIWAN		2,696
United Kingdom - 16.8%
Accsys Technologies PLC (a)	500,000	2,159
Accuma Group PLC (a)	883,600	1,290
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
ADVFN PLC (a)	19,750,780	$ 1,037
AeroBox PLC (a)	5,694,657	0
Afren PLC (a)(e)	4,580,710	4,946
African Consolidated Resources PLC	7,758,334	2,172
African Copper PLC (a)	1,677,884	2,382
Air Partner PLC	45,000	1,107
Alfred McAlpine Group PLC	359,600	3,381
Alliance Pharma PLC (a)	7,984,200	1,556
Amlin PLC	206,973	1,284
Anglo Asian Mining PLC (a)	4,169,300	1,542
Appian Technology PLC (a)	3,702,924	851
Appian Technology PLC warrants 2/28/08 (a)(h)	479,045	192
Ascent Resources PLC warrants 12/22/07 (a)	1,500,000	172
Baltic Oil Terminals PLC	1,314,300	4,704
Belitung Zinc Corp. PLC (h)	7,435,490	1,487
BioCare Solutions PLC (f)	4,849,670	1,648
Bioprogress PLC (a)	5,338,366	6,671
Blackstar Investors PLC (a)	2,735,000	5,633
Block Shield Corp. PLC (a)	1,103,400	2,217
Cambrian Mining PLC	4,026,100	9,660
CareCapital Group PLC	1,495,100	1,016
Celsis International PLC (a)	443,648	1,929
Central African Mining & Exploration Co. PLC (a)	4,497,509	4,946
Centurion Electronics PLC (a)(f)	780,024	179
Clapham House Group PLC (a)	278,850	2,222
Cobra Biomanufacturing PLC (a)	138,200	128
Coffeeheaven International PLC (a)	1,875,340	1,594
Corac Group PLC (a)(f)	5,084,104	3,761
Countermine PLC (a)(h)	4,939	255
Countermine PLC warrants 7/26/06 (a)(h)	4,939	0
CustomVis plc (a)(f)	8,417,536	820
DA Group PLC (a)	905,065	480
Datacash Group PLC	720,000	3,588
Eclipse Energy Co. Ltd. (h)	102,000	1,530
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	27
Financial Payment Systems Ltd. (a)(f)	7,787,504	467
Flomerics Group PLC	449,658	809
Forum Energy PLC (a)	800,270	888
Gasol PLC (a)	7,750,800	988
Gemfields Resources PLC (a)	3,909,100	2,384
Global Coal Management PLC (a)	1,478,451	4,286
Gyrus Group PLC (a)	692,720	6,576
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Hardide Ltd. (a)	6,848,580	$ 1,335
Healthcare Enterprise Group PLC (a)(f)	23,246,074	2,231
Healthcare Enterprise Group PLC warrants 6/30/08 (a)	1,851,769	83
Hot Tuna International PLC (a)	2,349,400	752
Hot Tuna International PLC warrants 2/25/08 (a)(h)	1,179,700	0
Hydrodec Group PLC (a)(f)	11,187,286	5,816
Ideal Shopping Direct PLC	661,592	3,254
IG Group Holdings plc	1,316,600	8,088
Imagelinx PLC (a)(f)	22,912,152	916
Impact Holdings PLC (a)(f)	10,414,000	1,406
Imperial Energy PLC (a)	70,000	1,755
Indago Petroleum Ltd. (a)	357,729	662
Inova Holding PLC	1,443,461	346
International Con Minerals Ltd. (h)	2,659,964	798
International Con Minerals Ltd. warrants 4/30/07 (a)(h)	1,329,982	0
Intertek Group PLC	94,110	1,758
iomart Group PLC	2,037,940	2,160
Irvine Energy PLC (a)	12,895,900	774
ITE Group PLC	2,116,540	7,057
ITM Power PLC (a)	1,780,200	4,627
Jubilee Platinum PLC (a)(f)	5,182,503	12,383
Kalahari Minerals PLC	2,351,800	1,305
KBC Advanced Technologies PLC	917,600	871
Keronite PLC (a)(h)	13,620,267	1,634
KimCor Diamonds PLC (f)	4,185,000	816
KimCor Diamonds PLC warrants 3/15/08 (a)	2,185,000	186
Landround plc (a)(f)	858,600	240
Landround plc warrants 12/11/09 (a)(h)	166,666	15
Lansdowne Oil & Gas PLC	907,620	1,080
Lawrence PLC	187,307	854
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	62
Max Petroleum PLC (a)	9,611,220	34,879
Meggitt PLC	991,949	6,099
MicroEmissive Displays (a)(f)	2,365,500	2,152
Motivcom PLC (f)	1,820,500	4,750
Advanced Fluid Connection PLC (a)	7,009,687	0
Plethora Solutions Holdings PLC (a)	431,818	1,351
Proteome Sciences PLC (a)	780,842	714
Pureprofile Media PLC (h)	1,108,572	831
Pursuit Dynamics PLC (a)	666,667	2,839
Rambler Metals & Mining PLC (a)	1,300,000	1,742
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
RGI International Ltd.	391,550	$ 4,620
Rheochem PLC warrants 12/30/07 (a)	4,364,150	23
Sarantel Group PLC Class A (a)(f)	3,385,900	846
Scottish & Southern Energy PLC	209,000	6,281
SDL plc (a)	863,350	6,452
SDL plc	159,777	1,195
Sibir Energy PLC (a)	84,580	761
Sinclair Pharma PLC (a)	1,128,371	3,046
Sinosoft Technology PLC	4,573,900	1,578
SPI Lasers PLC (a)	406,200	1,836
Stem Cell Sciences PLC	716,649	695
SubSea Resources PLC (a)	7,879,100	1,044
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	72
Tanfield Group PLC (a)	3,072,337	8,124
Target Resources PLC	1,020,000	591
Target Resources PLC warrants 7/12/08 (a)	1,020,000	71
Tersus Energy PLC (a)	1,333,622	360
Third Advance Value Realisation Co. Ltd.	507,108	1,070
TMO Biotec (h)	10,000	1,389
Toledo Mining Corp. PLC (a)(f)	1,764,544	9,702
Triple Plate Junction PLC (a)	1,539,200	869
Triple Plate Junction PLC warrants 5/9/07 (a)	1,818,750	0
UK Coal PLC	409,200	4,598
Vanco PLC (a)	117,600	1,024
Vectura Group PLC (a)	3,556,060	6,186
Virotec International PLC (a)	3,411,132	921
York Pharma PLC (a)	575,200	1,599
Zenergy Power PLC (a)	922,000	2,728
ZincOx Resources PLC (a)	693,100	4,587
TOTAL UNITED KINGDOM		285,853
United States of America - 2.1%
121Media, Inc. (a)(f)	644,900	20,019
Cyberview Technology, Inc. (a)(f)	996,527	3,238
Frontera Resources Corp. (a)	1,157,200	1,816
Frontier Mining Ltd. (a)(f)	6,771,600	2,403
Solar Integrated Technologies, Inc. (a)	713,573	1,769
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Spacelabs Healthcare, Inc. (a)	707,250	$ 997
XL TechGroup, Inc. (a)	1,329,250	5,289
TOTAL UNITED STATES OF AMERICA		35,531
TOTAL COMMON STOCKS (Cost $1,218,266)		1,647,234
Investment Companies - 0.0%

United Kingdom - 0.0%
The Greenhouse Fund Ltd. (a) (Cost $404)	2,175,000	587
Convertible Bonds - 0.2%
Principal Amount (000s) (d)
Canada - 0.2%
Western Canadian Coal Corp. 7.5% 3/24/11 (Cost $4,061)	CAD	4,714	3,674
Money Market Funds - 13.4%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	54,508,258	54,508
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	174,330,943	174,331
TOTAL MONEY MARKET FUNDS (Cost $228,839)		228,839
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $1,451,570)		1,880,334
NET OTHER ASSETS - (10.2)%		(174,657)
NET ASSETS - 100%		$ 1,705,677
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,249,000 or 0.1% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,554,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 8/4/11	8/4/06	$ 0
Appian Technology PLC warrants 2/28/08	2/18/05	$ 0
Belitung Zinc Corp. PLC	1/12/06	$ 1,308
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Countermine PLC	12/22/05	$ 443
Countermine PLC warrants 7/26/06	12/22/05	$ 0
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Hot Tuna International PLC warrants 2/25/08	2/14/06	$ 0
International Con Minerals Ltd.	1/30/06	$ 798
International Con Minerals Ltd. warrants 4/30/07	1/30/06	$ 0
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround plc warrants 12/11/09	12/12/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
Starfield Resources, Inc. warrants 5/23/07	5/18/06	$ 0
Starfield Resources, Inc. warrants 1/20/08	1/17/06	$ 0
Stealth Ventures Ltd. warrants 3/12/08	9/21/06	$ 0
TMO Biotec	10/27/05	$ 535
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,570
Fidelity Securities Lending Cash Central Fund	667
Total	$ 2,237
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$ 11,748	$ -	$ -	$ -	$ 20,019
Advent Air Ltd.	2,948	-	-	80	3,973
Adwalker PLC	413	-	-	-	388
Avanti Screenmedia Group PLC	9,335	-	8,831	-	-
BDI Mining Corp.	3,288	-	6,306	-	-
BioCare Solutions PLC	2,270	-	150	-	1,648
Bioprogress PLC	9,152	-	3,914	-	-
Cambrian Mining PLC	15,845	-	5,408	182	-
Centurion Electronics PLC	432	-	29	-	179
Corac Group PLC	3,538	-	103	-	3,761
CustomVis plc	134	715	-	-	820
Cyberview Technology, Inc. (formerly Cyberscan Technology, Inc.)	4,562	-	-	-	3,238
DA Group PLC	1,236	-	680	-	-
Financial Payment Systems Ltd.	1,485	-	-	-	467
Frontier Mining Ltd.	1,808	-	-	-	2,403
Gasol PLC	1,257	-	-	-	-
Gemfields Resources PLC	5,589	-	1,823	-	-
GMA Resources PLC	3,939	-	3,863	-	-
Hardide Ltd.	1,711	-	233	-	-
Healthcare Enterprise Group PLC	1,010	431	77	-	2,231
Hydrodec Group PLC	8,231	-	1,056	-	5,816
ID Data PLC	925	-	1,169	-	-
Imagelinx PLC (formerly LTG Technologies PLC)	1,948	340	-	-	916
Other Affiliated Issuers - continued
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Impact Holdings PLC	$ 2,086	$ -	$ -	$ -	$ 1,406
Inion OY	1,677	-	111	-	-
Interbulk Investments PLC	1,682	-	1,528	-	-
International Ferro Metals	17,682	1,265	12,943	-	-
Jubilee Platinum PLC	8,789	1,994	4,138	-	12,383
KimCor Diamonds PLC	1,185	-	25	-	816
Landround plc	188	197	-	-	240
Metals Exploration PLC	2,126	-	2,280	-	-
MicroEmissive Displays	1,672	-	685	-	2,152
Mineral Commodities Ltd.	948	-	730	-	-
Motivcom PLC	3,085	-	186	32	4,750
Platinum Mining Corp. of India PLC	2,418	-	2,829	-	-
Rheochem PLC	2,034	-	2,015	-	-
Sarantel Group PLC Class A	677	463	24	-	846
Solomon Gold PLC	905	-	502	-	-
Starfield Resources, Inc.	3,247	-	2,924	-	-
SubSea Resources PLC	2,630	-	-	-	-
Sylvania Resources Ltd.	5,331	557	-	-	10,337
Sylvania Resources Ltd. (United Kingdom)	3,616	-	-	-	6,547
Tanzanite One Ltd.	9,086	-	-	350	9,059
Teleunit Spa	1,122	-	-	-	1,208
Toledo Mining Corp. PLC	3,742	412	-	-	9,702
Visual Defence, Inc.	2,673	-	430	-	1,539
Xceldiam Ltd.	1,946	-	65	3,815	-
Total	$ 173,351	$ 6,374	$ 65,057	$ 4,459	$ 106,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007
Assets
Investment in securities, at value (including securities loaned of $165,030) - See accompanying schedule: Unaffiliated issuers (cost $1,132,476)	$ 1,544,651
Fidelity Central Funds (cost $228,839)	228,839
Other affiliated issuers (cost $90,255)	106,844
Total Investments (cost $1,451,570)		$ 1,880,334
Cash		10
Foreign currency held at value (cost $2,263)		2,267
Receivable for investments sold		15,921
Receivable for fund shares sold		1,194
Dividends receivable		3,977
Interest receivable		32
Distributions receivable from Fidelity Central Funds		273
Prepaid expenses		7
Other receivables		419
Total assets		1,904,434

Liabilities
Payable for investments purchased	$ 19,244
Payable for fund shares redeemed	3,455
Accrued management fee	1,093
Distribution fees payable	48
Other affiliated payables	362
Other payables and accrued expenses	224
Collateral on securities loaned, at value	174,331
Total liabilities		198,757

Net Assets		$ 1,705,677
Net Assets consist of:
Paid in capital		$ 1,156,699
Undistributed net investment income		6,154
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		114,042
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		428,782
Net Assets		$ 1,705,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,916 ÷ 1,309.1 shares)	$ 27.43

Maximum offering price per share (100/94.25 of $27.43)	$ 29.10
Class T: Net Asset Value and redemption price per share ($38,073 ÷ 1,393.5 shares)	$ 27.32

Maximum offering price per share (100/96.50 of $27.32)	$ 28.31
Class B: Net Asset Value and offering price per share ($10,725 ÷ 397.6 shares)A	$ 26.97

Class C: Net Asset Value and offering price per share ($19,292 ÷ 712.3 shares)A	$ 27.08

International Small Cap: Net Asset Value, offering price and redemption price per share ($1,594,350 ÷ 57,644.2 shares)	$ 27.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,321 ÷ 265.3 shares)	$ 27.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007
Investment Income
Dividends (including $4,459 earned from other affiliated issuers)		$ 13,620
Interest		223
Income from Fidelity Central Funds		2,237
		16,080
Less foreign taxes withheld		(946)
Total income		15,134

Expenses
Management fee Basic fee	$ 7,515
Performance adjustment	(1,187)
Transfer agent fees	1,870
Distribution fees	296
Accounting and security lending fees	405
Custodian fees and expenses	357
Independent trustees' compensation	3
Registration fees	63
Audit	56
Legal	25
Miscellaneous	7
Total expenses before reductions	9,410
Expense reductions	(447)	8,963
Net investment income (loss)		6,171
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1)	158,074
Other affiliated issuers	(6,348)
Foreign currency transactions	(51)
Total net realized gain (loss)		151,675
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4)	124,308
Assets and liabilities in foreign currencies	91
Total change in net unrealized appreciation (depreciation)		124,399
Net gain (loss)		276,074
Net increase (decrease) in net assets resulting from operations		$ 282,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,171	$ 6,181
Net realized gain (loss)	151,675	461,201
Change in net unrealized appreciation (depreciation)	124,399	(42,338)
Net increase (decrease) in net assets resulting from operations	282,245	425,044
Distributions to shareholders from net investment income	(3,787)	(10,829)
Distributions to shareholders from net realized gain	(351,004)	(234,438)
Total distributions	(354,791)	(245,267)
Share transactions - net increase (decrease)	(158,379)	(456,221)
Redemption fees	121	565
Total increase (decrease) in net assets	(230,804)	(275,879)

Net Assets
Beginning of period	1,936,481	2,212,360
End of period (including undistributed net investment income of $6,154 and undistributed net investment income of $5,133, respectively)	$ 1,705,677	$ 1,936,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 28.79	$ 26.69	$ 21.25	$ 17.69	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.05	(.02)	.05	.02	.02 H
Net realized and unrealized gain (loss)	4.24	5.05	6.16	3.83	5.30
Total from investment operations	4.29	5.03	6.21	3.85	5.32
Distributions from net investment income	-	(.05)	(.02)	(.02)	-
Distributions from net realized gain	(5.65)	(2.89)	(.77)	(.31)	-
Total distributions	(5.65)	(2.94)	(.79)	(.33)	-
Redemption fees added to paid in capital E	- K	.01	.02	.04	.02
Net asset value, end of period	$ 27.43	$ 28.79	$ 26.69	$ 21.25	$ 17.69
Total Return B, C, D	17.53%	20.22%	30.16%	22.36%	43.24%
Ratios to Average Net Assets F, J
Expenses before reductions	1.39% A	1.64%	1.66%	1.71%	1.77% A
Expenses net of fee waivers, if any	1.39% A	1.64%	1.66%	1.71%	1.77% A
Expenses net of all reductions	1.34% A	1.58%	1.63%	1.69%	1.74% A
Net investment income (loss)	.40% A	(.08)%	.21%	.09%	.28% A
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 37	$ 35	$ 13	$ 5
Portfolio turnover rate G	63% A	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 28.64	$ 26.57	$ 21.20	$ 17.68	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.02	(.09)	(.01)	(.03)	- H, K
Net realized and unrealized gain (loss)	4.23	5.03	6.12	3.83	5.31
Total from investment operations	4.25	4.94	6.11	3.80	5.31
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	(5.57)	(2.88)	(.76)	(.31)	-
Total distributions	(5.57)	(2.88)	(.76)	(.32)	-
Redemption fees added to paid in capital E	- K	.01	.02	.04	.02
Net asset value, end of period	$ 27.32	$ 28.64	$ 26.57	$ 21.20	$ 17.68
Total Return B, C, D	17.42%	19.93%	29.72%	22.07%	43.16%
Ratios to Average Net Assets F, J
Expenses before reductions	1.62% A	1.89%	1.92%	1.94%	2.12% A
Expenses net of fee waivers, if any	1.62% A	1.89%	1.91%	1.94%	2.12% A
Expenses net of all reductions	1.58% A	1.83%	1.88%	1.92%	2.09% A
Net investment income (loss)	.16% A	(.32)%	(.04)%	(.14)%	(.07)% A
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 42	$ 42	$ 15	$ 4
Portfolio turnover rate G	63% A	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 28.26	$ 26.24	$ 20.99	$ 17.62	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.05)	(.24)	(.14)	(.16)	(.05) H
Net realized and unrealized gain (loss)	4.17	4.98	6.08	3.80	5.30
Total from investment operations	4.12	4.74	5.94	3.64	5.25
Distributions from net realized gain	(5.41)	(2.73)	(.71)	(.31)	-
Redemption fees added to paid in capital E	- K	.01	.02	.04	.02
Net asset value, end of period	$ 26.97	$ 28.26	$ 26.24	$ 20.99	$ 17.62
Total Return B, C, D	17.10%	19.28%	29.13%	21.21%	42.67%
Ratios to Average Net Assets F, J
Expenses before reductions	2.16% A	2.48%	2.49%	2.63%	2.76% A
Expenses net of fee waivers, if any	2.16% A	2.40%	2.43%	2.63%	2.76% A
Expenses net of all reductions	2.11% A	2.34%	2.40%	2.60%	2.73% A
Net investment income (loss)	(.38)% A	(.84)%	(.56)%	(.83)%	(.71)% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 11	$ 13	$ 5	$ 1
Portfolio turnover rate G	63% A	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 28.33	$ 26.31	$ 21.04	$ 17.64	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.04)	(.23)	(.13)	(.12)	(.04) H
Net realized and unrealized gain (loss)	4.18	4.99	6.10	3.80	5.31
Total from investment operations	4.14	4.76	5.97	3.68	5.27
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	(5.39)	(2.75)	(.72)	(.31)	-
Total distributions	(5.39)	(2.75)	(.72)	(.32)	-
Redemption fees added to paid in capital E	- K	.01	.02	.04	.02
Net asset value, end of period	$ 27.08	$ 28.33	$ 26.31	$ 21.04	$ 17.64
Total Return B, C, D	17.09%	19.34%	29.22%	21.43%	42.83%
Ratios to Average Net Assets F, J
Expenses before reductions	2.11% A	2.38%	2.41%	2.43%	2.57% A
Expenses net of fee waivers, if any	2.11% A	2.38%	2.41%	2.43%	2.57% A
Expenses net of all reductions	2.06% A	2.32%	2.38%	2.40%	2.55% A
Net investment income (loss)	(.32)% A	(.81)%	(.54)%	(.62)%	(.52)% A
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 21	$ 25	$ 9	$ 1
Portfolio turnover rate G	63% A	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 29.03	$ 26.89	$ 21.36	$ 17.71	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.08	.15	.10	.07 G	(.01)
Net realized and unrealized gain (loss)	4.27	5.08	6.19	3.84	7.75	(.12)
Total from investment operations	4.37	5.16	6.34	3.94	7.82	(.13)
Distributions from net investment income	(.07)	(.14)	(.06)	(.02)	-	-
Distributions from net realized gain	(5.67)	(2.89)	(.77)	(.31)	(.02)	-
Total distributions	(5.74)	(3.03)	(.83)	(.33)	(.02)	-
Redemption fees added to paid in capital D	- J	.01	.02	.04	.04	- J
Net asset value, end of period	$ 27.66	$ 29.03	$ 26.89	$ 21.36	$ 17.71	$ 9.87
Total Return B, C	17.73%	20.65%	30.67%	22.84%	79.78%	(1.30)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.04% A	1.28%	1.28%	1.30%	1.54%	13.70% A
Expenses net of fee waivers, if any	1.04% A	1.28%	1.28%	1.30%	1.54%	1.80% A
Expenses net of all reductions	.99% A	1.22%	1.25%	1.28%	1.51%	1.80% A
Net investment income (loss)	.75% A	.29%	.59%	.50%	.46%	(.56)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,594	$ 1,816	$ 2,090	$ 1,091	$ 547	$ 3
Portfolio turnover rate F	63% A	84%	79%	77%	84%	85% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H For the period September 18, 2002 (commencement of operations) to October 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.99	$ 26.86	$ 21.36	$ 17.72	$ 12.35
Income from Investment Operations
Net investment income (loss) D	.10	.08	.14	.10	.04 G
Net realized and unrealized gain (loss)	4.26	5.07	6.18	3.84	5.31
Total from investment operations	4.36	5.15	6.32	3.94	5.35
Distributions from net investment income	(.07)	(.14)	(.07)	(.03)	-
Distributions from net realized gain	(5.67)	(2.89)	(.77)	(.31)	-
Total distributions	(5.75)	(3.03)	(.84)	(.34)	-
Redemption fees added to paid in capital D	- J	.01	.02	.04	.02
Net asset value, end of period	$ 27.60	$ 28.99	$ 26.86	$ 21.36	$ 17.72
Total Return B, C	17.72%	20.65%	30.59%	22.84%	43.48%
Ratios to Average Net Assets E, I
Expenses before reductions	1.04% A	1.29%	1.30%	1.32%	1.51% A
Expenses net of fee waivers, if any	1.04% A	1.29%	1.30%	1.32%	1.51% A
Expenses net of all reductions	.99% A	1.23%	1.27%	1.29%	1.48% A
Net investment income (loss)	.75% A	.28%	.57%	.49%	.54% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 9	$ 7	$ 3	$ .4
Portfolio turnover rate F	63% A	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Small Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 538,409
Unrealized depreciation	(129,743)
Net unrealized appreciation (depreciation)	$ 408,666
Cost for federal income tax purposes	$ 1,471,668

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $528,824 and $1,014,952, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 44	$ 3
Class T	.25%	.25%	98	-
Class B	.75%	.25%	54	41
Class C	.75%	.25%	100	17
			$ 296	$ 61

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	2
Class B*	13
Class C*	2
$ 19

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for International Small Cap. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Small Cap shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees- continued

the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 54.30
Class T	58.29
Class B	18.33
Class C	27.28
International Small Cap	1,705.21
Institutional Class	8.20
	$ 1,870

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $667.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $387 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Small Cap	$ 18

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

Semiannual Report

10. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ -	$ 62
International Small Cap	3,765	10,726
Institutional Class	22	42
Total	$ 3,787	$ 10,829
From net realized gain
Class A	$ 6,864	$ 3,713
Class T	7,706	4,531
Class B	2,092	1,339
Class C	3,882	2,560
International Small Cap	328,782	221,459
Institutional Class	1,678	836
Total	$ 351,004	$ 234,438

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	131	335	$ 3,392	$ 9,788
Reinvestment of distributions	252	125	6,096	3,194
Shares redeemed	(349)	(490)	(9,083)	(14,008)
Net increase (decrease)	34	(30)	$ 405	$ (1,026)
Class T
Shares sold	118	413	$ 3,025	$ 11,877
Reinvestment of distributions	297	165	7,166	4,209
Shares redeemed	(487)	(679)	(12,651)	(19,325)
Net increase (decrease)	(72)	(101)	$ (2,460)	$ (3,239)
Class B
Shares sold	12	69	$ 285	$ 1,926
Reinvestment of distributions	79	48	1,892	1,211
Shares redeemed	(95)	(202)	(2,417)	(5,665)
Net increase (decrease)	(4)	(85)	$ (240)	$ (2,528)
Class C
Shares sold	36	146	$ 896	$ 4,106
Reinvestment of distributions	124	80	2,967	2,033
Shares redeemed	(201)	(431)	(5,148)	(11,929)
Net increase (decrease)	(41)	(205)	$ (1,285)	$ (5,790)
International Small Cap
Shares sold	3,551	17,580	$ 93,299	$ 512,573
Reinvestment of distributions	12,767	8,379	311,000	216,010
Shares redeemed	(21,236)	(41,151)	(557,775)	(1,173,251)
Net increase (decrease)	(4,918)	(15,192)	$ (153,476)	$ (444,668)
Institutional Class
Shares sold	31	124	$ 789	$ 3,656
Reinvestment of distributions	39	20	938	506
Shares redeemed	(117)	(109)	(3,050)	(3,132)
Net increase (decrease)	(47)	35	$ (1,323)	$ 1,030

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments as of April 30, 2007, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2007 and for the year ended October 31, 2006, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2007 and for the year ended October 31, 2006, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 20, 2007

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company (formerly Fidelity
Management & Research (Far East) Inc.)

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank
Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

ISC-USAN-0607
1.800661.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity®
International Small Cap Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,175.30	$ 7.50
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 6.95
Class T
Actual	$ 1,000.00	$ 1,174.20	$ 8.73
HypotheticalA	$ 1,000.00	$ 1,016.76	$ 8.10
Class B
Actual	$ 1,000.00	$ 1,171.00	$ 11.63
HypotheticalA	$ 1,000.00	$ 1,014.08	$ 10.79
Class C
Actual	$ 1,000.00	$ 1,170.90	$ 11.36
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.54
International Small Cap
Actual	$ 1,000.00	$ 1,177.30	$ 5.61
HypotheticalA	$ 1,000.00	$ 1,019.64	$ 5.21
Institutional Class
Actual	$ 1,000.00	$ 1,177.20	$ 5.61
HypotheticalA	$ 1,000.00	$ 1,019.64	$ 5.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.39%
Class T	1.62%
Class B	2.16%
Class C	2.11%
International Small Cap	1.04%
Institutional Class	1.04%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan 26.8%
United Kingdom 16.8%
Australia 13.2%
Italy 5.3%
United States of America 5.3%
Germany 3.4%
France 3.2%
Canada 3.2%
South Africa 2.8%
Other 20.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan 31.2%
United Kingdom 19.2%
Australia 10.5%
United States of America 5.1%
Canada 3.7%
France 3.2%
Germany 3.1%
Italy 2.9%
Bermuda 2.5%
Other 18.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	96.6	96.1
Bonds	0.2	0.3
Short-Term Investments and Net Other Assets	3.2	3.6
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Banca Italease Spa (Italy, Diversified Financial Services)	2.8	2.3
Max Petroleum PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.0	1.1
Steinhoff International Holdings Ltd. (South Africa, Household Durables)	1.4	1.1
121Media, Inc. (United States of America, Media)	1.2	0.6
Nissin Kogyo Co. Ltd. (Japan, Auto Components)	1.1	1.2
Stepstone ASA (Norway, Commercial Services & Supplies)	1.1	0.4
International Ferro Metals (Australia, Metals & Mining)	1.1	0.9
Ceske Energeticke Zavody AS (Czech Republic, Electric Utilities)	0.9	1.1
E.ON AG (Germany, Electric Utilities)	0.8	0.6
Nihon Dempa Kogyo Co. Ltd. (Japan, Electronic Equipment & Instruments)	0.8	0.7
	13.2
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.0	15.1
Consumer Discretionary	17.1	16.8
Materials	15.0	16.7
Financials	13.4	11.3
Energy	9.0	10.3
Information Technology	8.4	11.4
Utilities	5.2	4.6
Health Care	4.3	5.4
Consumer Staples	3.7	3.7
Telecommunication Services	0.7	1.1

Semiannual Report

Investments April 30, 2007

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
Australia - 13.2%
Allied Gold Ltd. (a)	11,880,000	$ 4,045
AMP Ltd.	377,100	3,366
Aristocrat Leisure Ltd.	109,200	1,505
ASX Ltd.	181,509	7,235
Ausenco Ltd.	344,500	2,100
Austbrokers Holdings Ltd.	1,102,345	4,522
Australian Wealth Management Ltd.	1,555,487	3,165
Babcock & Brown Japan Property Trust	2,892,400	4,684
Babcock & Brown Ltd.	37,200	916
Billabong International Ltd.	185,200	2,538
Boart Longyear Ltd.	1,402,500	2,248
Boral Ltd.	118,200	830
Bradken Ltd.	601,395	4,770
Brambles Ltd. (a)	291,800	3,196
Cabcharge Australia Ltd.	47,600	460
Capital-XX Ltd.	2,262,572	5,089
Centamin Egypt Ltd. (a)	3,589,755	3,158
CFS Retail Property Trust	422,200	810
Cochlear Ltd.	52,400	2,761
Computershare Ltd.	822,772	7,140
David Jones Ltd.	424,100	1,750
Dominos Pizza Enterprises Ltd.	1,671,520	4,234
Downer EDI Ltd.	1,286,173	8,000
Dwyka Resources Ltd. (a)	5,235,220	3,925
Emeco Holdings Ltd.	1,124,900	1,756
European Gas Ltd. (a)	1,673,600	1,028
Flexigroup Ltd.	1,723,400	4,222
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	114
Gunns Ltd.	371,700	1,065
Hastie Group Ltd.	2,671,773	8,343
HFA Holdings Ltd.	2,035,100	3,972
IBT Education Ltd.	377,250	627
Incitec Pivot Ltd.	70,800	2,869
International Ferro Metals (a)	13,067,539	18,028
Invocare Ltd.	64,100	294
Iress Market Technology Ltd.	172,200	1,177
JB Hi-Fi Ltd. (e)	585,900	4,048
Jumbuck Entertainment Ltd. (a)	419,400	557
McGuigan Simeon Wines Ltd.	603,224	1,252
Meo Australia Ltd. (a)	5,066,100	3,828
Mineral Deposits Ltd. (a)	880,900	973
Monto Minerals Ltd. (a)	8,525,252	1,726
Common Stocks - continued
	Shares	Value (000s)
Australia - continued
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	$ 30
Mortgage Choice Ltd.	1,851,838	4,844
Oakton Ltd.	184,615	811
Paladin Resources Ltd. (a)(e)	1,328,400	10,590
Phosphagenics Ltd. (a)	9,040,000	2,027
QBE Insurance Group Ltd.	165,423	4,239
realestate.com.au Ltd. (a)	134,764	669
Reverse Corp. Ltd.	493,100	2,007
Roc Oil Co. Ltd. (United Kingdom) (a)	2,864,489	7,646
RP Data Ltd.	1,481,800	2,412
Rubicon Japan Trust	3,266,600	2,740
Seek Ltd.	1,307,939	8,027
SMS Management & Technology Ltd.	315,600	1,190
Sphere Investments Ltd. (a)	1,305,498	1,941
Sylvania Resources Ltd. (a)(f)	7,878,437	10,337
Sylvania Resources Ltd. (United Kingdom) (a)(f)	4,923,630	6,547
Tanami Gold NL	19,652,484	2,611
United Group Ltd.	394,121	5,139
Woolworths Ltd.	373,526	8,779
WorleyParsons Ltd.	102,033	2,330
Wotif.com Holdings Ltd.	348,300	1,238
TOTAL AUSTRALIA		224,480
Austria - 0.3%
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (e)	106,900	5,530
Bermuda - 2.3%
Aquarius Platinum Ltd. (United Kingdom)	223,390	6,700
Peace Mark Holdings Ltd.	4,910,000	5,524
Petra Diamonds Ltd. (a)	2,461,491	7,825
Ports Design Ltd.	1,798,000	5,057
RC Group (Holdings) Ltd.	752,420	1,677
Sinofert Holdings Ltd.	1,960,000	1,007
Tanzanite One Ltd. (f)	5,808,701	9,059
Trefoil Ltd. (a)	385,100	2,136
VODone Ltd. (a)	2,442,000	930
Xceldiam Ltd. warrants 11/16/07 (a)	1,659,127	66
TOTAL BERMUDA		39,981
British Virgin Islands - 0.3%
Albidon Ltd. unit (a)	1,469,000	3,113
Kalahari Energy (h)	1,451,000	1,814
TOTAL BRITISH VIRGIN ISLANDS		4,927
Common Stocks - continued
	Shares	Value (000s)
Canada - 3.0%
AirSea Lines (a)(h)	1,862,300	$ 1,271
AirSea Lines warrants 8/4/11 (a)(h)	1,862,300	0
Altius Minerals Corp. (a)	374,906	4,351
Antrim Energy, Inc. (a)	274,340	1,315
Antrim Energy, Inc. (a)	800,000	3,863
Bankers Petroleum Ltd. (a)	3,767,000	1,935
First Quantum Minerals Ltd.	45,011	3,108
MagIndustries Corp. (a)	3,635,960	4,914
Oilexco, Inc. (a)	1,394,525	10,969
Rally Energy Corp. (a)	416,720	2,452
Rock Well Petroleum, Inc. (h)	770,400	1,041
Sino-Forest Corp. (a)	67,400	820
Starfield Resources, Inc.:
warrants 5/23/07 (a)(h)	1,313,025	0
warrants 1/20/08 (a)(h)	1,678,100	78
Stealth Ventures Ltd. (a)	966,500	1,176
Stealth Ventures Ltd. warrants 3/12/08 (a)(h)	483,250	78
SXR Uranium One, Inc. (South Africa) (a)	475,740	7,295
Visual Defence, Inc. (a)(f)	4,664,100	1,539
Western Canadian Coal Corp. (a)	1,554,418	3,081
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	1,096
TOTAL CANADA		50,382
Cayman Islands - 0.6%
China Infrastructure Machinery Holdings Ltd.	646,000	1,234
EcoGreen Fine Chemical Group Ltd.	2,588,000	923
Embry Holdings Ltd.	1,081,000	1,032
Ju Teng International Holdings Ltd. (a)	2,830,000	669
Kingboard Chemical Holdings Ltd.	364,500	1,710
Kingdee International Software Group Co. Ltd.	396,000	310
Lee & Man Paper Manufacturing Ltd.	570,000	1,610
Neo-Neon Holdings Ltd.	1,136,000	1,888
Simcere Pharmaceutical Group sponsored ADR	81,000	1,345
TOTAL CAYMAN ISLANDS		10,721
China - 0.8%
Anhui Conch Cement Co. Ltd. (H Shares)	140,000	564
BYD Co. Ltd. (H Shares) (a)	108,500	675
China Hongxing Sports Ltd.	697,000	1,652
China International Marine Containers Co. Ltd. (B Shares)	751,500	1,896
China Mengniu Dairy Co. Ltd.	734,000	2,247
China Merchants Bank Co. Ltd. (H Shares)	264,000	650
Common Stocks - continued
	Shares	Value (000s)
China - continued
China Oilfield Services Ltd. (H Shares)	1,682,000	$ 1,436
China Shipping Development Co. Ltd. (H Shares)	182,000	346
Dongfang Electrical Machinery Co. Ltd. (H Shares)	80,000	323
Nine Dragons Paper (Holdings) Ltd.	479,000	976
Shandong Weigao Group Medical Polymer Co. Ltd.	776,000	1,367
Shenzhou International Group Holdings Ltd.	678,000	300
Xinjiang Tianye Water Saving Irrigation System Co. Ltd.	806,000	241
Yantai Changyu Pioneer Wine Co. (B Shares)	174,010	839
TOTAL CHINA		13,512
Cyprus - 0.2%
Buried Hill Energy (Cyprus) PCL (h)	1,947,000	2,142
Marfin Popular Bank Public Co.	173,665	1,995
TOTAL CYPRUS		4,137
Czech Republic - 0.9%
Ceske Energeticke Zavody AS	319,140	15,600
Denmark - 0.3%
DSV de Sammensluttede Vognmaend AS (e)	25,930	5,376
Finland - 1.3%
Inion OY (a)	3,590,300	2,566
Nokian Tyres Ltd.	430,910	13,319
Rakentajain Konevuokraamo Oyj (B Shares)	152,030	6,027
TOTAL FINLAND		21,912
France - 3.2%
Carbone Lorraine	27,400	1,809
Electricite de France	90,900	7,951
ENTREPOSE Contracting	13,692	1,045
Geodis SA	42,180	9,682
Guerbet SA	8,400	1,639
Icade SA (e)	123,018	9,444
Laurent-Perrier Group	31,960	3,829
Norbert Dentressangle SA	38,142	3,628
Seche Environment SA	11,560	2,077
Veolia Environnement (e)	166,000	13,795
TOTAL FRANCE		54,899
Germany - 3.4%
Deutz AG (a)	601,600	9,646
E.ON AG	93,000	13,986
ElringKlinger AG	18,284	1,569
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Fresenius Medical Care AG	88,370	$ 13,316
Interhyp AG	23,450	2,915
Kontron AG	154,620	2,882
MLP AG	89,150	2,230
SGL Carbon AG (a)	272,200	10,686
TOTAL GERMANY		57,230
Greece - 1.0%
Fourlis Holdings SA	110,000	2,756
Hellenic Technodomiki Tev SA	223,750	3,084
Sarantis SA (Reg.)	1,076,638	11,900
TOTAL GREECE		17,740
Hong Kong - 1.0%
Bank of East Asia Ltd.	158,437	980
Cafe de Coral Holdings Ltd.	686,000	1,254
China Overseas Land & Investment Ltd.	1,348,000	1,649
Esprit Holdings Ltd.	246,000	3,003
Fairwood Holdings Ltd. (g)	878,500	1,249
Hang Lung Properties Ltd.	1,208,000	3,606
Li & Fung Ltd.	924,000	2,906
Midland Holdings Ltd.	860,000	534
Tai Cheung Holdings Ltd.	700,000	490
Vtech Holdings Ltd.	281,000	2,130
TOTAL HONG KONG		17,801
India - 0.1%
Deccan Chronicle Holdings Ltd.	95,000	478
INFO Edge India Ltd.	66,039	1,253
TOTAL INDIA		1,731
Indonesia - 0.1%
PT Telkomunikasi Indonesia Tbk Series B	1,463,500	1,692
Ireland - 0.5%
Adwalker PLC (a)(f)	9,125,000	388
Kenmare Resources PLC (a)	2,640,000	2,600
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	1,036
Petroceltic International PLC (a)	13,644,934	3,820
Vimio PLC (a)	867,300	1,145
TOTAL IRELAND		8,989
Israel - 0.3%
Israel Chemicals Ltd.	611,900	4,708
Common Stocks - continued
	Shares	Value (000s)
Italy - 5.3%
ASM Spa	626,550	$ 4,222
Banca Italease Spa (e)	790,700	48,107
Enel S.p.A.	543,800	6,192
ERG Spa	71,100	2,013
Guala Closures Spa	475,090	3,697
Hera Spa	1,510,160	6,984
Impregilo Spa (a)	447,350	3,656
Lottomatica Spa	58,540	2,414
Seldovia Native Association, Inc. (SNAI) (a)	1,081,120	11,509
Teleunit Spa (f)	12,719,158	1,208
TOTAL ITALY		90,002
Japan - 26.8%
Abc-Mart, Inc. (e)	333,600	7,449
Access Co. Ltd. (a)	256	385
Adeka Corp.	144,000	1,573
Aeon Fantasy Co. Ltd.	45,120	1,149
Airport Facilities Co. Ltd.	19,200	141
Anritsu Corp. (e)	1,259,000	5,836
AOI Electronics Co. Ltd.	66,100	1,326
ARDEPRO CO., Ltd.	10,626	3,554
Ariake Japan Co. Ltd.	67,300	1,383
Atlus Co. Ltd. (a)	79,800	441
Atrium Co. Ltd.	64,400	1,754
Axell Corp.	384	1,183
Bit-isle, Inc.	1,190	1,252
Bookoff Corp.	166,100	2,799
Brother Industries Ltd.	342,000	4,648
C. Uyemura & Co. Ltd.	40,100	2,463
Cabin Co. Ltd. (e)	104,000	448
CareNet, Inc.	12	30
Chiba Bank Ltd.	382,000	3,158
Chiyoda Corp.	65,000	1,492
CMIC Co. Ltd. (e)	1,670	443
Create SD Co. Ltd.	55,300	931
Dai-ichi Seiko Co. Ltd.	38,200	907
Daido Metal Co. Ltd. (e)	495,000	3,097
Daikokutenbussan Co. Ltd.	52,900	617
Daiseki Co. Ltd. (e)	72,600	1,403
Daito Gyorui Co. Ltd.	252,000	505
Daiwa Securities Group, Inc.	132,000	1,470
Daiwabo Information System Ltd.	202,500	2,743
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Daiwasystem Co. Ltd.	39,800	$ 968
Denyo Co. Ltd.	67,700	716
E*TRADE Securities Co. Ltd. (e)	790	851
Ebara-Udylite Co. Ltd.	8,700	232
Elpida Memory, Inc. (a)(e)	22,300	940
Endo Lighting Corp.	125,600	731
EPS Co. Ltd. (e)	1,465	4,553
Fast Retailing Co. Ltd. (e)	12,300	845
FCM Co. Ltd.	30,800	1,093
FinTech Global, Inc. (e)	563	419
Fuji Heavy Industries Ltd.	176,000	871
Fujitsu Component Ltd. (a)	417	572
Futaba Industrial Co. Ltd.	38,800	938
H-One Co. Ltd.	21,800	324
H.I.S. Co. Ltd.	37,000	1,145
Harakosan Co. Ltd.	1,636	4,202
Harmonic Drive Systems, Inc. (e)	483	2,636
Haseko Corp. (a)	734,500	2,433
Heiwa Real Estate Co. Ltd. (e)	280,000	1,856
Hikari Tsushin, Inc. (e)	279,700	11,143
Hioki EE Corp. (e)	27,000	633
Hiroshima Bank Ltd.	339,000	1,825
Hitachi Construction Machinery Co. Ltd.	407,900	12,732
Hokuriku Electric Industry (e)	205,000	462
Hokuto Corp.	160,100	2,554
Ibiden Co. Ltd.	28,500	1,620
Ichiyoshi Securities Co. Ltd.	102,800	1,651
IDU Co.	1,731	1,860
Imagineer Co. Ltd.	30,100	422
Index Holdings (e)	4,627	1,570
Inpex Holdings, Inc.	184	1,553
Intelligence Ltd. (e)	409	1,060
Intelligent Wave, Inc. (e)	926	484
Ishihara Chemical Co. Ltd.	32,200	592
Ishikawajima-Harima Heavy Industries Co. Ltd. (e)	1,145,000	4,462
Itochu Corp.	449,000	4,421
ITOCHU Techno-Solutions Corp.	29,500	1,346
Japan Airport Terminal Co. Ltd.	89,000	1,631
Japan Steel Works Ltd.	478,000	5,637
Jastec Co. Ltd.	238,300	2,456
Joint Corp.	27,200	899
Juroku Bank Ltd.	149,000	877
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Kakaku.com, Inc. (e)	264	$ 768
Kandenko Co. Ltd.	245,000	1,556
Kanematsu Corp. (a)(e)	652,000	1,240
Kawasaki Heavy Industries Ltd.	518,000	2,062
Kenedix, Inc. (e)	217	951
Kibun Food Chemifa Co. Ltd. (e)	36,400	425
Kimoto Co. Ltd.	80,700	430
Kitagawa Seiki Co. Ltd.	84,000	431
KK daVinci Advisors (a)(e)	4,535	4,570
Kobayashi Pharmaceutical Co. Ltd.	62,600	2,342
Konica Minolta Holdings, Inc.	112,500	1,540
Kubota Corp.	91,000	860
Kura Corp. Ltd.	4,580	9,844
Kureha Chemical Industry Co. Ltd.	96,000	470
Kurita Water Industries Ltd.	72,700	1,815
Link Theory Holdings Co. Ltd. (e)	102	120
Mandom Corp.	14,700	376
MCJ Co. Ltd. (a)	1,279	553
Media Global Links Co. Ltd.	648	686
Meiko Electronics Co. Ltd. (e)	46,700	1,424
Micronics Japan Co. Ltd.	117,900	4,078
Mitsuba Corp.	255,000	2,016
Mitsui Engineering & Shipbuilding Co. (e)	262,000	1,174
Mitsui O.S.K. Lines Ltd.	364,000	4,588
Mitsumi Electric Co. Ltd.	70,100	2,338
Miyachi Corp.	60,600	1,062
Miyano Machinery, Inc.	357,000	1,228
Mori Seiki Co. Ltd.	188,300	4,945
Murata Manufacturing Co. Ltd.	59,400	4,378
Nabtesco Corp.	111,000	1,506
Nachi-Fujikoshi Corp. (e)	275,000	1,469
Namco Bandai Holdings, Inc.	67,800	1,102
NIC Corp.	57,100	422
Nidec Corp.	22,400	1,413
Nidec Sankyo Corp. (e)	245,000	1,616
Nihon Dempa Kogyo Co. Ltd. (e)	283,000	13,874
Nihon Kohden Corp.	20,100	454
Nihon Trim Co. Ltd. (e)	193,500	6,860
Nihonwasou Holdings, Inc.	782	435
Nikon Corp.	76,000	1,744
Nippon Carbon Co. Ltd.	351,000	1,385
Nippon Denko Co. Ltd. (e)	1,706,000	9,371
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nippon Paint Co. Ltd.	1,258,000	$ 7,368
Nippon Seiki Co. Ltd.	634,000	13,594
Nippon Suisan Kaisha Co. Ltd.	288,100	1,856
Nippon Yakin Kogyo Co. Ltd. (e)	783,000	7,931
Nissin Kogyo Co. Ltd.	737,400	19,578
Nitto Boseki Co. Ltd.	326,000	1,237
NOK Corp.	625,100	11,631
NSK Ltd.	350,000	3,388
Obara Corp.	1,650	31
Oiles Corp.	77,040	1,655
Okuma Corp.	134,000	1,601
Optoelectronics Co. Ltd.	27,700	331
Otaki Gas Co. Ltd.	15,000	79
Otsuka Corp. (e)	39,400	3,800
Pacific Metals Co. Ltd.	128,000	2,038
Pigeon Corp. (e)	57,700	867
Produce Co. Ltd. (a)(e)	496	2,350
Properst Co. Ltd.	665	1,247
Round One Corp. (e)	2,649	5,475
Ryobi Ltd.	226,000	1,670
Saison Information Systems Co. Ltd.	21,100	175
Sakai Chemical Industry Co. Ltd.	55,000	407
Sammy NetWorks Co. Ltd. (e)	1,075	5,421
Sansha Electric Manufacturing Co. Ltd.	56,000	506
Sanyo Denki Co. Ltd.	16,000	116
Sato Corp. (e)	178,400	3,479
Sawai Pharmaceutical Co. Ltd. (e)	42,200	1,753
Sec Carbon Ltd.	33,000	476
Sega Sammy Holdings, Inc.	20,200	457
Seria Co. Ltd.	482	893
Shaddy Co. Ltd. (e)	118,900	1,366
Shibaura Electronics Co. Ltd.	119,400	2,153
Shikoku Chemicals Corp. (e)	88,000	517
Shimachu Co. Ltd.	80,600	2,187
Shimamura Co. Ltd.	11,800	1,287
Shin Nippon Biomedical Laboratories Ltd. (e)	69,600	1,040
Shin-Kobe Electric Machinery Co. Ltd.	419,000	2,079
Shinohara Systems of Construction Co. Ltd. (a)	678	1,128
Shizuki Electric Co., Inc.	158,000	480
Sojitz Corp. (a)	585,500	2,213
SRI Sports Ltd.	1,294	1,647
St. Marc Holdings Co. Ltd.	15,500	838
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Stanley Electric Co. Ltd.	386,100	$ 7,670
Star Micronics Co. Ltd.	214,700	5,192
Starbucks Coffee Japan Ltd.	2,853	1,254
Stella Chemifa Corp. (e)	19,600	614
Sumco Corp.	26,200	1,139
Sumitomo Corp.	356,300	6,103
Sumitomo Metal Industries Ltd.	578,000	2,935
Sumitomo Titanium Corp. (e)	12,600	1,349
Sumitomo Trust & Banking Co. Ltd.	160,000	1,563
Sun Frontier Fudousan Co. Ltd.	790	1,810
Sunx Ltd. (e)	125,700	954
Suruga Corp.	105,100	2,162
Sysmex Corp. (e)	65,800	2,521
T Rad Co. Ltd. (e)	454,000	2,217
T&D Holdings, Inc.	18,300	1,159
Taiho Kogyo Co. Ltd.	81,200	1,145
Taiyo Ink Manufacturing Co. Ltd.	96,800	2,572
Taiyo Kagaku	73,500	621
Taiyo Nippon Sanso Corp.	222,000	1,930
Takara Holdings, Inc. (e)	324,000	2,400
Takata Corp.	58,400	2,136
Takeuchi Manufacturing Co. Ltd.	10,000	409
Takiron Co. Ltd. (e)	282,000	995
Takisawa Machine Tool Co. Ltd.	524,000	1,273
Telewave, Inc. (e)	392	122
TFP Consulting Group Co. Ltd.	169	419
The Goodwill Group, Inc. (e)	668	419
TOA Valve Holding, Inc.	161	602
Toagosei Co. Ltd.	354,000	1,354
Tohcello Co. Ltd.	99,500	1,049
Toho Zinc Co. Ltd.	272,000	2,353
Tohoku Electric Power Co., Inc.	46,300	1,106
Tokai Carbon Co. Ltd. (e)	216,000	1,860
Tokai Rubber Industries Ltd.	179,700	3,478
Token Corp. (e)	28,110	1,408
Tokyo Gas Co. Ltd.	248,000	1,246
Tokyo Radiator Manufacturing Co. Ltd.	13,700	90
Tokyo Seimitsu Co. Ltd. (e)	65,400	2,260
Tomen Devices Corp. (e)	28,300	493
TonenGeneral Sekiyu KK (e)	122,000	1,313
Topcon Corp.	32,500	489
Toray Industries, Inc.	157,000	1,077
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Torishima Pump Manufacturing Co. Ltd.	55,600	$ 605
Toshiba Machine Co. Ltd. (e)	479,000	4,667
Trancom Co. Ltd.	70,200	1,152
Tyo Productions, Inc. (e)	85,500	145
Ulvac, Inc. (e)	32,000	1,043
Unicom Group Holdings, Inc.	135,600	1,287
Usen Corp. (e)	185,990	1,560
Village Vanguard Co. Ltd. (e)	136	722
Wacom Co. Ltd. (e)	173	423
Yachiyo Industry Co. Ltd.	64,200	1,176
Yamada Denki Co. Ltd.	49,740	4,597
Yamaha Motor Co. Ltd.	57,200	1,511
Yaskawa Electric Corp.	125,000	1,429
Yonkyu Co. Ltd.	135,500	1,477
Yume No Machi Souzou Iinkai Co. Ltd.	67	160
TOTAL JAPAN		456,276
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit (a)	49,600	1,116
Korea (South) - 0.8%
Hyunjin Materials Co. Ltd.	69,962	1,974
JVM Co. Ltd.	15,566	799
LG Household & Health Care Ltd.	16,790	2,235
MegaStudy Co. Ltd.	7,425	1,253
NHN Corp.	5,675	888
Osstem Implant Co. Ltd.	17,593	837
SSCP Co. Ltd. (a)	9,567	269
Sung Kwang Bend Co. Ltd.	178,958	2,755
Taewoong Co. Ltd.	16,881	719
Woongjin Coway Co. Ltd.	49,070	1,641
YBM Sisa.com, Inc.	44,849	956
TOTAL KOREA (SOUTH)		14,326
Luxembourg - 0.2%
SES SA FDR (France) unit	142,650	2,803
Malaysia - 0.3%
DiGi.com BHD	95,300	568
Gamuda BHD	495,000	1,136
IJM Plantation BHD	510,500	300
KNM Group BHD	238,600	983
Common Stocks - continued
	Shares	Value (000s)
Malaysia - continued
MMC Corp. BHD	357,200	$ 741
Zelan BHD	253,400	874
TOTAL MALAYSIA		4,602
Malta - 0.4%
Unibet Group plc unit	178,456	5,913
Netherlands - 0.5%
Engel East Europe NV	975,032	2,876
Koninklijke Ten Cate NV	94,370	3,834
Tele Atlas NV (Netherlands) (a)	105,000	2,188
TOTAL NETHERLANDS		8,898
Norway - 2.0%
Aker Kvaerner ASA	112,750	2,686
Hafslund ASA (B Shares) (e)	172,870	4,257
Pertra AS (A Shares)	175,642	2,081
ProSafe ASA (e)	328,950	5,126
Schibsted ASA (B Shares)	48,600	2,230
Stepstone ASA (a)	5,212,154	18,398
TOTAL NORWAY		34,778
Oman - 0.1%
BankMuscat SAOG sponsored GDR	158,950	1,971
Papua New Guinea - 0.1%
Lihir Gold Ltd. (a)	1,001,133	2,478
Portugal - 0.2%
Banif SGPS SA	484,850	3,778
Russia - 0.1%
Sistema-Hals JSC unit	91,600	1,379
Singapore - 2.6%
Advent Air Ltd. (f)	14,719,299	3,973
Ascott Residence Trust	654,000	839
Banyan Tree Holdings Ltd.	2,220,000	3,419
CapitaMall Trust	746,000	1,954
Cosco Corp. Singapore Ltd.	2,157,000	4,018
CSE Global Ltd.	2,604,000	3,017
Ezra Holdings Ltd.	310,000	1,306
F J Benjamin Holdings Ltd.	2,892,000	1,618
Hyflux Ltd.	327,000	581
Keppel Corp. Ltd.	68,000	958
Mapletree Logistics Trust (REIT)	1,493,000	1,317
Common Stocks - continued
	Shares	Value (000s)
Singapore - continued
Olam International Ltd.	1,031,000	$ 2,145
Parkway Holdings Ltd.	1,648,300	4,297
Rickmers Maritime	2,711,000	2,802
SIA Engineering Co. Ltd.	615,000	1,862
Singapore Land Ltd.	64,000	442
Swissco International Ltd.	1,541,000	827
Unisteel Technology Ltd.	533,000	853
Uol Group Ltd.	1,247,000	3,989
Wing Tai Holdings Ltd.	850,000	1,880
Yangzijiang Shipbuilding Holdings Ltd.	1,634,000	1,420
Yanlord Land Group Ltd.	838,000	1,313
TOTAL SINGAPORE		44,830
South Africa - 2.8%
African Rainbow Minerals Ltd. (a)	291,610	4,927
Illovo Sugar Ltd.	1,385,820	4,004
Investec Ltd.	344,447	4,893
Steinhoff International Holdings Ltd.	6,659,732	23,686
Telkom SA Ltd.	146,300	3,604
Wilson Bayly Holmes-Ovcon Ltd.	446,856	5,869
TOTAL SOUTH AFRICA		46,983
Sweden - 1.3%
Hexagon AB (B Shares) (e)	239,511	10,975
Modern Times Group AB (MTG) (B Shares)	199,460	11,745
TOTAL SWEDEN		22,720
Switzerland - 1.1%
Actelion Ltd. (Reg.) (a)	16,588	3,955
Bucher Industries AG	15,811	2,382
Partners Group Holding	39,750	5,045
Sulzer AG (Reg.)	2,070	2,740
Vontobel Holdings AG	86,450	4,831
TOTAL SWITZERLAND		18,953
Taiwan - 0.2%
China Life Insurance Co. Ltd. (a)	3,063,000	1,319
Sinyi Realty, Inc.	483,000	1,377
TOTAL TAIWAN		2,696
United Kingdom - 16.8%
Accsys Technologies PLC (a)	500,000	2,159
Accuma Group PLC (a)	883,600	1,290
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
ADVFN PLC (a)	19,750,780	$ 1,037
AeroBox PLC (a)	5,694,657	0
Afren PLC (a)(e)	4,580,710	4,946
African Consolidated Resources PLC	7,758,334	2,172
African Copper PLC (a)	1,677,884	2,382
Air Partner PLC	45,000	1,107
Alfred McAlpine Group PLC	359,600	3,381
Alliance Pharma PLC (a)	7,984,200	1,556
Amlin PLC	206,973	1,284
Anglo Asian Mining PLC (a)	4,169,300	1,542
Appian Technology PLC (a)	3,702,924	851
Appian Technology PLC warrants 2/28/08 (a)(h)	479,045	192
Ascent Resources PLC warrants 12/22/07 (a)	1,500,000	172
Baltic Oil Terminals PLC	1,314,300	4,704
Belitung Zinc Corp. PLC (h)	7,435,490	1,487
BioCare Solutions PLC (f)	4,849,670	1,648
Bioprogress PLC (a)	5,338,366	6,671
Blackstar Investors PLC (a)	2,735,000	5,633
Block Shield Corp. PLC (a)	1,103,400	2,217
Cambrian Mining PLC	4,026,100	9,660
CareCapital Group PLC	1,495,100	1,016
Celsis International PLC (a)	443,648	1,929
Central African Mining & Exploration Co. PLC (a)	4,497,509	4,946
Centurion Electronics PLC (a)(f)	780,024	179
Clapham House Group PLC (a)	278,850	2,222
Cobra Biomanufacturing PLC (a)	138,200	128
Coffeeheaven International PLC (a)	1,875,340	1,594
Corac Group PLC (a)(f)	5,084,104	3,761
Countermine PLC (a)(h)	4,939	255
Countermine PLC warrants 7/26/06 (a)(h)	4,939	0
CustomVis plc (a)(f)	8,417,536	820
DA Group PLC (a)	905,065	480
Datacash Group PLC	720,000	3,588
Eclipse Energy Co. Ltd. (h)	102,000	1,530
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	27
Financial Payment Systems Ltd. (a)(f)	7,787,504	467
Flomerics Group PLC	449,658	809
Forum Energy PLC (a)	800,270	888
Gasol PLC (a)	7,750,800	988
Gemfields Resources PLC (a)	3,909,100	2,384
Global Coal Management PLC (a)	1,478,451	4,286
Gyrus Group PLC (a)	692,720	6,576
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Hardide Ltd. (a)	6,848,580	$ 1,335
Healthcare Enterprise Group PLC (a)(f)	23,246,074	2,231
Healthcare Enterprise Group PLC warrants 6/30/08 (a)	1,851,769	83
Hot Tuna International PLC (a)	2,349,400	752
Hot Tuna International PLC warrants 2/25/08 (a)(h)	1,179,700	0
Hydrodec Group PLC (a)(f)	11,187,286	5,816
Ideal Shopping Direct PLC	661,592	3,254
IG Group Holdings plc	1,316,600	8,088
Imagelinx PLC (a)(f)	22,912,152	916
Impact Holdings PLC (a)(f)	10,414,000	1,406
Imperial Energy PLC (a)	70,000	1,755
Indago Petroleum Ltd. (a)	357,729	662
Inova Holding PLC	1,443,461	346
International Con Minerals Ltd. (h)	2,659,964	798
International Con Minerals Ltd. warrants 4/30/07 (a)(h)	1,329,982	0
Intertek Group PLC	94,110	1,758
iomart Group PLC	2,037,940	2,160
Irvine Energy PLC (a)	12,895,900	774
ITE Group PLC	2,116,540	7,057
ITM Power PLC (a)	1,780,200	4,627
Jubilee Platinum PLC (a)(f)	5,182,503	12,383
Kalahari Minerals PLC	2,351,800	1,305
KBC Advanced Technologies PLC	917,600	871
Keronite PLC (a)(h)	13,620,267	1,634
KimCor Diamonds PLC (f)	4,185,000	816
KimCor Diamonds PLC warrants 3/15/08 (a)	2,185,000	186
Landround plc (a)(f)	858,600	240
Landround plc warrants 12/11/09 (a)(h)	166,666	15
Lansdowne Oil & Gas PLC	907,620	1,080
Lawrence PLC	187,307	854
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	62
Max Petroleum PLC (a)	9,611,220	34,879
Meggitt PLC	991,949	6,099
MicroEmissive Displays (a)(f)	2,365,500	2,152
Motivcom PLC (f)	1,820,500	4,750
Advanced Fluid Connection PLC (a)	7,009,687	0
Plethora Solutions Holdings PLC (a)	431,818	1,351
Proteome Sciences PLC (a)	780,842	714
Pureprofile Media PLC (h)	1,108,572	831
Pursuit Dynamics PLC (a)	666,667	2,839
Rambler Metals & Mining PLC (a)	1,300,000	1,742
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
RGI International Ltd.	391,550	$ 4,620
Rheochem PLC warrants 12/30/07 (a)	4,364,150	23
Sarantel Group PLC Class A (a)(f)	3,385,900	846
Scottish & Southern Energy PLC	209,000	6,281
SDL plc (a)	863,350	6,452
SDL plc	159,777	1,195
Sibir Energy PLC (a)	84,580	761
Sinclair Pharma PLC (a)	1,128,371	3,046
Sinosoft Technology PLC	4,573,900	1,578
SPI Lasers PLC (a)	406,200	1,836
Stem Cell Sciences PLC	716,649	695
SubSea Resources PLC (a)	7,879,100	1,044
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	72
Tanfield Group PLC (a)	3,072,337	8,124
Target Resources PLC	1,020,000	591
Target Resources PLC warrants 7/12/08 (a)	1,020,000	71
Tersus Energy PLC (a)	1,333,622	360
Third Advance Value Realisation Co. Ltd.	507,108	1,070
TMO Biotec (h)	10,000	1,389
Toledo Mining Corp. PLC (a)(f)	1,764,544	9,702
Triple Plate Junction PLC (a)	1,539,200	869
Triple Plate Junction PLC warrants 5/9/07 (a)	1,818,750	0
UK Coal PLC	409,200	4,598
Vanco PLC (a)	117,600	1,024
Vectura Group PLC (a)	3,556,060	6,186
Virotec International PLC (a)	3,411,132	921
York Pharma PLC (a)	575,200	1,599
Zenergy Power PLC (a)	922,000	2,728
ZincOx Resources PLC (a)	693,100	4,587
TOTAL UNITED KINGDOM		285,853
United States of America - 2.1%
121Media, Inc. (a)(f)	644,900	20,019
Cyberview Technology, Inc. (a)(f)	996,527	3,238
Frontera Resources Corp. (a)	1,157,200	1,816
Frontier Mining Ltd. (a)(f)	6,771,600	2,403
Solar Integrated Technologies, Inc. (a)	713,573	1,769
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Spacelabs Healthcare, Inc. (a)	707,250	$ 997
XL TechGroup, Inc. (a)	1,329,250	5,289
TOTAL UNITED STATES OF AMERICA		35,531
TOTAL COMMON STOCKS (Cost $1,218,266)		1,647,234
Investment Companies - 0.0%

United Kingdom - 0.0%
The Greenhouse Fund Ltd. (a) (Cost $404)	2,175,000	587
Convertible Bonds - 0.2%
Principal Amount (000s) (d)
Canada - 0.2%
Western Canadian Coal Corp. 7.5% 3/24/11 (Cost $4,061)	CAD	4,714	3,674
Money Market Funds - 13.4%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	54,508,258	54,508
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	174,330,943	174,331
TOTAL MONEY MARKET FUNDS (Cost $228,839)		228,839
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $1,451,570)		1,880,334
NET OTHER ASSETS - (10.2)%		(174,657)
NET ASSETS - 100%		$ 1,705,677
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,249,000 or 0.1% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,554,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 8/4/11	8/4/06	$ 0
Appian Technology PLC warrants 2/28/08	2/18/05	$ 0
Belitung Zinc Corp. PLC	1/12/06	$ 1,308
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Countermine PLC	12/22/05	$ 443
Countermine PLC warrants 7/26/06	12/22/05	$ 0
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Hot Tuna International PLC warrants 2/25/08	2/14/06	$ 0
International Con Minerals Ltd.	1/30/06	$ 798
International Con Minerals Ltd. warrants 4/30/07	1/30/06	$ 0
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround plc warrants 12/11/09	12/12/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
Starfield Resources, Inc. warrants 5/23/07	5/18/06	$ 0
Starfield Resources, Inc. warrants 1/20/08	1/17/06	$ 0
Stealth Ventures Ltd. warrants 3/12/08	9/21/06	$ 0
TMO Biotec	10/27/05	$ 535
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,570
Fidelity Securities Lending Cash Central Fund	667
Total	$ 2,237
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$ 11,748	$ -	$ -	$ -	$ 20,019
Advent Air Ltd.	2,948	-	-	80	3,973
Adwalker PLC	413	-	-	-	388
Avanti Screenmedia Group PLC	9,335	-	8,831	-	-
BDI Mining Corp.	3,288	-	6,306	-	-
BioCare Solutions PLC	2,270	-	150	-	1,648
Bioprogress PLC	9,152	-	3,914	-	-
Cambrian Mining PLC	15,845	-	5,408	182	-
Centurion Electronics PLC	432	-	29	-	179
Corac Group PLC	3,538	-	103	-	3,761
CustomVis plc	134	715	-	-	820
Cyberview Technology, Inc. (formerly Cyberscan Technology, Inc.)	4,562	-	-	-	3,238
DA Group PLC	1,236	-	680	-	-
Financial Payment Systems Ltd.	1,485	-	-	-	467
Frontier Mining Ltd.	1,808	-	-	-	2,403
Gasol PLC	1,257	-	-	-	-
Gemfields Resources PLC	5,589	-	1,823	-	-
GMA Resources PLC	3,939	-	3,863	-	-
Hardide Ltd.	1,711	-	233	-	-
Healthcare Enterprise Group PLC	1,010	431	77	-	2,231
Hydrodec Group PLC	8,231	-	1,056	-	5,816
ID Data PLC	925	-	1,169	-	-
Imagelinx PLC (formerly LTG Technologies PLC)	1,948	340	-	-	916
Other Affiliated Issuers - continued
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Impact Holdings PLC	$ 2,086	$ -	$ -	$ -	$ 1,406
Inion OY	1,677	-	111	-	-
Interbulk Investments PLC	1,682	-	1,528	-	-
International Ferro Metals	17,682	1,265	12,943	-	-
Jubilee Platinum PLC	8,789	1,994	4,138	-	12,383
KimCor Diamonds PLC	1,185	-	25	-	816
Landround plc	188	197	-	-	240
Metals Exploration PLC	2,126	-	2,280	-	-
MicroEmissive Displays	1,672	-	685	-	2,152
Mineral Commodities Ltd.	948	-	730	-	-
Motivcom PLC	3,085	-	186	32	4,750
Platinum Mining Corp. of India PLC	2,418	-	2,829	-	-
Rheochem PLC	2,034	-	2,015	-	-
Sarantel Group PLC Class A	677	463	24	-	846
Solomon Gold PLC	905	-	502	-	-
Starfield Resources, Inc.	3,247	-	2,924	-	-
SubSea Resources PLC	2,630	-	-	-	-
Sylvania Resources Ltd.	5,331	557	-	-	10,337
Sylvania Resources Ltd. (United Kingdom)	3,616	-	-	-	6,547
Tanzanite One Ltd.	9,086	-	-	350	9,059
Teleunit Spa	1,122	-	-	-	1,208
Toledo Mining Corp. PLC	3,742	412	-	-	9,702
Visual Defence, Inc.	2,673	-	430	-	1,539
Xceldiam Ltd.	1,946	-	65	3,815	-
Total	$ 173,351	$ 6,374	$ 65,057	$ 4,459	$ 106,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007
Assets
Investment in securities, at value (including securities loaned of $165,030) - See accompanying schedule: Unaffiliated issuers (cost $1,132,476)	$ 1,544,651
Fidelity Central Funds (cost $228,839)	228,839
Other affiliated issuers (cost $90,255)	106,844
Total Investments (cost $1,451,570)		$ 1,880,334
Cash		10
Foreign currency held at value (cost $2,263)		2,267
Receivable for investments sold		15,921
Receivable for fund shares sold		1,194
Dividends receivable		3,977
Interest receivable		32
Distributions receivable from Fidelity Central Funds		273
Prepaid expenses		7
Other receivables		419
Total assets		1,904,434

Liabilities
Payable for investments purchased	$ 19,244
Payable for fund shares redeemed	3,455
Accrued management fee	1,093
Distribution fees payable	48
Other affiliated payables	362
Other payables and accrued expenses	224
Collateral on securities loaned, at value	174,331
Total liabilities		198,757

Net Assets		$ 1,705,677
Net Assets consist of:
Paid in capital		$ 1,156,699
Undistributed net investment income		6,154
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		114,042
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		428,782
Net Assets		$ 1,705,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,916 ÷ 1,309.1 shares)	$ 27.43

Maximum offering price per share (100/94.25 of $27.43)	$ 29.10
Class T: Net Asset Value and redemption price per share ($38,073 ÷ 1,393.5 shares)	$ 27.32

Maximum offering price per share (100/96.50 of $27.32)	$ 28.31
Class B: Net Asset Value and offering price per share ($10,725 ÷ 397.6 shares)A	$ 26.97

Class C: Net Asset Value and offering price per share ($19,292 ÷ 712.3 shares)A	$ 27.08

International Small Cap: Net Asset Value, offering price and redemption price per share ($1,594,350 ÷ 57,644.2 shares)	$ 27.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,321 ÷ 265.3 shares)	$ 27.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007
Investment Income
Dividends (including $4,459 earned from other affiliated issuers)		$ 13,620
Interest		223
Income from Fidelity Central Funds		2,237
		16,080
Less foreign taxes withheld		(946)
Total income		15,134

Expenses
Management fee Basic fee	$ 7,515
Performance adjustment	(1,187)
Transfer agent fees	1,870
Distribution fees	296
Accounting and security lending fees	405
Custodian fees and expenses	357
Independent trustees' compensation	3
Registration fees	63
Audit	56
Legal	25
Miscellaneous	7
Total expenses before reductions	9,410
Expense reductions	(447)	8,963
Net investment income (loss)		6,171
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1)	158,074
Other affiliated issuers	(6,348)
Foreign currency transactions	(51)
Total net realized gain (loss)		151,675
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4)	124,308
Assets and liabilities in foreign currencies	91
Total change in net unrealized appreciation (depreciation)		124,399
Net gain (loss)		276,074
Net increase (decrease) in net assets resulting from operations		$ 282,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,171	$ 6,181
Net realized gain (loss)	151,675	461,201
Change in net unrealized appreciation (depreciation)	124,399	(42,338)
Net increase (decrease) in net assets resulting from operations	282,245	425,044
Distributions to shareholders from net investment income	(3,787)	(10,829)
Distributions to shareholders from net realized gain	(351,004)	(234,438)
Total distributions	(354,791)	(245,267)
Share transactions - net increase (decrease)	(158,379)	(456,221)
Redemption fees	121	565
Total increase (decrease) in net assets	(230,804)	(275,879)

Net Assets
Beginning of period	1,936,481	2,212,360
End of period (including undistributed net investment income of $6,154 and undistributed net investment income of $5,133, respectively)	$ 1,705,677	$ 1,936,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 28.79	$ 26.69	$ 21.25	$ 17.69	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.05	(.02)	.05	.02	.02 H
Net realized and unrealized gain (loss)	4.24	5.05	6.16	3.83	5.30
Total from investment operations	4.29	5.03	6.21	3.85	5.32
Distributions from net investment income	-	(.05)	(.02)	(.02)	-
Distributions from net realized gain	(5.65)	(2.89)	(.77)	(.31)	-
Total distributions	(5.65)	(2.94)	(.79)	(.33)	-
Redemption fees added to paid in capital E	- K	.01	.02	.04	.02
Net asset value, end of period	$ 27.43	$ 28.79	$ 26.69	$ 21.25	$ 17.69
Total Return B, C, D	17.53%	20.22%	30.16%	22.36%	43.24%
Ratios to Average Net Assets F, J
Expenses before reductions	1.39% A	1.64%	1.66%	1.71%	1.77% A
Expenses net of fee waivers, if any	1.39% A	1.64%	1.66%	1.71%	1.77% A
Expenses net of all reductions	1.34% A	1.58%	1.63%	1.69%	1.74% A
Net investment income (loss)	.40% A	(.08)%	.21%	.09%	.28% A
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 37	$ 35	$ 13	$ 5
Portfolio turnover rate G	63% A	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 28.64	$ 26.57	$ 21.20	$ 17.68	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.02	(.09)	(.01)	(.03)	- H, K
Net realized and unrealized gain (loss)	4.23	5.03	6.12	3.83	5.31
Total from investment operations	4.25	4.94	6.11	3.80	5.31
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	(5.57)	(2.88)	(.76)	(.31)	-
Total distributions	(5.57)	(2.88)	(.76)	(.32)	-
Redemption fees added to paid in capital E	- K	.01	.02	.04	.02
Net asset value, end of period	$ 27.32	$ 28.64	$ 26.57	$ 21.20	$ 17.68
Total Return B, C, D	17.42%	19.93%	29.72%	22.07%	43.16%
Ratios to Average Net Assets F, J
Expenses before reductions	1.62% A	1.89%	1.92%	1.94%	2.12% A
Expenses net of fee waivers, if any	1.62% A	1.89%	1.91%	1.94%	2.12% A
Expenses net of all reductions	1.58% A	1.83%	1.88%	1.92%	2.09% A
Net investment income (loss)	.16% A	(.32)%	(.04)%	(.14)%	(.07)% A
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 42	$ 42	$ 15	$ 4
Portfolio turnover rate G	63% A	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 28.26	$ 26.24	$ 20.99	$ 17.62	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.05)	(.24)	(.14)	(.16)	(.05) H
Net realized and unrealized gain (loss)	4.17	4.98	6.08	3.80	5.30
Total from investment operations	4.12	4.74	5.94	3.64	5.25
Distributions from net realized gain	(5.41)	(2.73)	(.71)	(.31)	-
Redemption fees added to paid in capital E	- K	.01	.02	.04	.02
Net asset value, end of period	$ 26.97	$ 28.26	$ 26.24	$ 20.99	$ 17.62
Total Return B, C, D	17.10%	19.28%	29.13%	21.21%	42.67%
Ratios to Average Net Assets F, J
Expenses before reductions	2.16% A	2.48%	2.49%	2.63%	2.76% A
Expenses net of fee waivers, if any	2.16% A	2.40%	2.43%	2.63%	2.76% A
Expenses net of all reductions	2.11% A	2.34%	2.40%	2.60%	2.73% A
Net investment income (loss)	(.38)% A	(.84)%	(.56)%	(.83)%	(.71)% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 11	$ 13	$ 5	$ 1
Portfolio turnover rate G	63% A	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 28.33	$ 26.31	$ 21.04	$ 17.64	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.04)	(.23)	(.13)	(.12)	(.04) H
Net realized and unrealized gain (loss)	4.18	4.99	6.10	3.80	5.31
Total from investment operations	4.14	4.76	5.97	3.68	5.27
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	(5.39)	(2.75)	(.72)	(.31)	-
Total distributions	(5.39)	(2.75)	(.72)	(.32)	-
Redemption fees added to paid in capital E	- K	.01	.02	.04	.02
Net asset value, end of period	$ 27.08	$ 28.33	$ 26.31	$ 21.04	$ 17.64
Total Return B, C, D	17.09%	19.34%	29.22%	21.43%	42.83%
Ratios to Average Net Assets F, J
Expenses before reductions	2.11% A	2.38%	2.41%	2.43%	2.57% A
Expenses net of fee waivers, if any	2.11% A	2.38%	2.41%	2.43%	2.57% A
Expenses net of all reductions	2.06% A	2.32%	2.38%	2.40%	2.55% A
Net investment income (loss)	(.32)% A	(.81)%	(.54)%	(.62)%	(.52)% A
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 21	$ 25	$ 9	$ 1
Portfolio turnover rate G	63% A	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 29.03	$ 26.89	$ 21.36	$ 17.71	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.08	.15	.10	.07 G	(.01)
Net realized and unrealized gain (loss)	4.27	5.08	6.19	3.84	7.75	(.12)
Total from investment operations	4.37	5.16	6.34	3.94	7.82	(.13)
Distributions from net investment income	(.07)	(.14)	(.06)	(.02)	-	-
Distributions from net realized gain	(5.67)	(2.89)	(.77)	(.31)	(.02)	-
Total distributions	(5.74)	(3.03)	(.83)	(.33)	(.02)	-
Redemption fees added to paid in capital D	- J	.01	.02	.04	.04	- J
Net asset value, end of period	$ 27.66	$ 29.03	$ 26.89	$ 21.36	$ 17.71	$ 9.87
Total Return B, C	17.73%	20.65%	30.67%	22.84%	79.78%	(1.30)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.04% A	1.28%	1.28%	1.30%	1.54%	13.70% A
Expenses net of fee waivers, if any	1.04% A	1.28%	1.28%	1.30%	1.54%	1.80% A
Expenses net of all reductions	.99% A	1.22%	1.25%	1.28%	1.51%	1.80% A
Net investment income (loss)	.75% A	.29%	.59%	.50%	.46%	(.56)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,594	$ 1,816	$ 2,090	$ 1,091	$ 547	$ 3
Portfolio turnover rate F	63% A	84%	79%	77%	84%	85% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H For the period September 18, 2002 (commencement of operations) to October 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.99	$ 26.86	$ 21.36	$ 17.72	$ 12.35
Income from Investment Operations
Net investment income (loss) D	.10	.08	.14	.10	.04 G
Net realized and unrealized gain (loss)	4.26	5.07	6.18	3.84	5.31
Total from investment operations	4.36	5.15	6.32	3.94	5.35
Distributions from net investment income	(.07)	(.14)	(.07)	(.03)	-
Distributions from net realized gain	(5.67)	(2.89)	(.77)	(.31)	-
Total distributions	(5.75)	(3.03)	(.84)	(.34)	-
Redemption fees added to paid in capital D	- J	.01	.02	.04	.02
Net asset value, end of period	$ 27.60	$ 28.99	$ 26.86	$ 21.36	$ 17.72
Total Return B, C	17.72%	20.65%	30.59%	22.84%	43.48%
Ratios to Average Net Assets E, I
Expenses before reductions	1.04% A	1.29%	1.30%	1.32%	1.51% A
Expenses net of fee waivers, if any	1.04% A	1.29%	1.30%	1.32%	1.51% A
Expenses net of all reductions	.99% A	1.23%	1.27%	1.29%	1.48% A
Net investment income (loss)	.75% A	.28%	.57%	.49%	.54% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 9	$ 7	$ 3	$ .4
Portfolio turnover rate F	63% A	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Small Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 538,409
Unrealized depreciation	(129,743)
Net unrealized appreciation (depreciation)	$ 408,666
Cost for federal income tax purposes	$ 1,471,668

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $528,824 and $1,014,952, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 44	$ 3
Class T	.25%	.25%	98	-
Class B	.75%	.25%	54	41
Class C	.75%	.25%	100	17
			$ 296	$ 61

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	2
Class B*	13
Class C*	2
$ 19

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for International Small Cap. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Small Cap shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees- continued

the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 54.30
Class T	58.29
Class B	18.33
Class C	27.28
International Small Cap	1,705.21
Institutional Class	8.20
	$ 1,870

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $667.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $387 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Small Cap	$ 18

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

Semiannual Report

10. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ -	$ 62
International Small Cap	3,765	10,726
Institutional Class	22	42
Total	$ 3,787	$ 10,829
From net realized gain
Class A	$ 6,864	$ 3,713
Class T	7,706	4,531
Class B	2,092	1,339
Class C	3,882	2,560
International Small Cap	328,782	221,459
Institutional Class	1,678	836
Total	$ 351,004	$ 234,438

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	131	335	$ 3,392	$ 9,788
Reinvestment of distributions	252	125	6,096	3,194
Shares redeemed	(349)	(490)	(9,083)	(14,008)
Net increase (decrease)	34	(30)	$ 405	$ (1,026)
Class T
Shares sold	118	413	$ 3,025	$ 11,877
Reinvestment of distributions	297	165	7,166	4,209
Shares redeemed	(487)	(679)	(12,651)	(19,325)
Net increase (decrease)	(72)	(101)	$ (2,460)	$ (3,239)
Class B
Shares sold	12	69	$ 285	$ 1,926
Reinvestment of distributions	79	48	1,892	1,211
Shares redeemed	(95)	(202)	(2,417)	(5,665)
Net increase (decrease)	(4)	(85)	$ (240)	$ (2,528)
Class C
Shares sold	36	146	$ 896	$ 4,106
Reinvestment of distributions	124	80	2,967	2,033
Shares redeemed	(201)	(431)	(5,148)	(11,929)
Net increase (decrease)	(41)	(205)	$ (1,285)	$ (5,790)
International Small Cap
Shares sold	3,551	17,580	$ 93,299	$ 512,573
Reinvestment of distributions	12,767	8,379	311,000	216,010
Shares redeemed	(21,236)	(41,151)	(557,775)	(1,173,251)
Net increase (decrease)	(4,918)	(15,192)	$ (153,476)	$ (444,668)
Institutional Class
Shares sold	31	124	$ 789	$ 3,656
Reinvestment of distributions	39	20	938	506
Shares redeemed	(117)	(109)	(3,050)	(3,132)
Net increase (decrease)	(47)	35	$ (1,323)	$ 1,030

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments as of April 30, 2007, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2007 and for the year ended October 31, 2006, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2007 and for the year ended October 31, 2006, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 20, 2007

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company (formerly Fidelity
Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AISC-USAN-0607
1.800643.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Small Cap

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is a class of
Fidelity® International Small Cap Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,175.30	$ 7.50
HypotheticalA	$ 1,000.00	$ 1,017.90	$ 6.95
Class T
Actual	$ 1,000.00	$ 1,174.20	$ 8.73
HypotheticalA	$ 1,000.00	$ 1,016.76	$ 8.10
Class B
Actual	$ 1,000.00	$ 1,171.00	$ 11.63
HypotheticalA	$ 1,000.00	$ 1,014.08	$ 10.79
Class C
Actual	$ 1,000.00	$ 1,170.90	$ 11.36
HypotheticalA	$ 1,000.00	$ 1,014.33	$ 10.54
International Small Cap
Actual	$ 1,000.00	$ 1,177.30	$ 5.61
HypotheticalA	$ 1,000.00	$ 1,019.64	$ 5.21
Institutional Class
Actual	$ 1,000.00	$ 1,177.20	$ 5.61
HypotheticalA	$ 1,000.00	$ 1,019.64	$ 5.21

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.39%
Class T	1.62%
Class B	2.16%
Class C	2.11%
International Small Cap	1.04%
Institutional Class	1.04%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan 26.8%
United Kingdom 16.8%
Australia 13.2%
Italy 5.3%
United States of America 5.3%
Germany 3.4%
France 3.2%
Canada 3.2%
South Africa 2.8%
Other 20.0%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan 31.2%
United Kingdom 19.2%
Australia 10.5%
United States of America 5.1%
Canada 3.7%
France 3.2%
Germany 3.1%
Italy 2.9%
Bermuda 2.5%
Other 18.6%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Investment Companies	96.6	96.1
Bonds	0.2	0.3
Short-Term Investments and Net Other Assets	3.2	3.6
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Banca Italease Spa (Italy, Diversified Financial Services)	2.8	2.3
Max Petroleum PLC (United Kingdom, Oil, Gas & Consumable Fuels)	2.0	1.1
Steinhoff International Holdings Ltd. (South Africa, Household Durables)	1.4	1.1
121Media, Inc. (United States of America, Media)	1.2	0.6
Nissin Kogyo Co. Ltd. (Japan, Auto Components)	1.1	1.2
Stepstone ASA (Norway, Commercial Services & Supplies)	1.1	0.4
International Ferro Metals (Australia, Metals & Mining)	1.1	0.9
Ceske Energeticke Zavody AS (Czech Republic, Electric Utilities)	0.9	1.1
E.ON AG (Germany, Electric Utilities)	0.8	0.6
Nihon Dempa Kogyo Co. Ltd. (Japan, Electronic Equipment & Instruments)	0.8	0.7
	13.2
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	20.0	15.1
Consumer Discretionary	17.1	16.8
Materials	15.0	16.7
Financials	13.4	11.3
Energy	9.0	10.3
Information Technology	8.4	11.4
Utilities	5.2	4.6
Health Care	4.3	5.4
Consumer Staples	3.7	3.7
Telecommunication Services	0.7	1.1

Semiannual Report

Investments April 30, 2007

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value (000s)
Australia - 13.2%
Allied Gold Ltd. (a)	11,880,000	$ 4,045
AMP Ltd.	377,100	3,366
Aristocrat Leisure Ltd.	109,200	1,505
ASX Ltd.	181,509	7,235
Ausenco Ltd.	344,500	2,100
Austbrokers Holdings Ltd.	1,102,345	4,522
Australian Wealth Management Ltd.	1,555,487	3,165
Babcock & Brown Japan Property Trust	2,892,400	4,684
Babcock & Brown Ltd.	37,200	916
Billabong International Ltd.	185,200	2,538
Boart Longyear Ltd.	1,402,500	2,248
Boral Ltd.	118,200	830
Bradken Ltd.	601,395	4,770
Brambles Ltd. (a)	291,800	3,196
Cabcharge Australia Ltd.	47,600	460
Capital-XX Ltd.	2,262,572	5,089
Centamin Egypt Ltd. (a)	3,589,755	3,158
CFS Retail Property Trust	422,200	810
Cochlear Ltd.	52,400	2,761
Computershare Ltd.	822,772	7,140
David Jones Ltd.	424,100	1,750
Dominos Pizza Enterprises Ltd.	1,671,520	4,234
Downer EDI Ltd.	1,286,173	8,000
Dwyka Resources Ltd. (a)	5,235,220	3,925
Emeco Holdings Ltd.	1,124,900	1,756
European Gas Ltd. (a)	1,673,600	1,028
Flexigroup Ltd.	1,723,400	4,222
Fox Resources Ltd. warrants 6/30/07 (a)	342,636	114
Gunns Ltd.	371,700	1,065
Hastie Group Ltd.	2,671,773	8,343
HFA Holdings Ltd.	2,035,100	3,972
IBT Education Ltd.	377,250	627
Incitec Pivot Ltd.	70,800	2,869
International Ferro Metals (a)	13,067,539	18,028
Invocare Ltd.	64,100	294
Iress Market Technology Ltd.	172,200	1,177
JB Hi-Fi Ltd. (e)	585,900	4,048
Jumbuck Entertainment Ltd. (a)	419,400	557
McGuigan Simeon Wines Ltd.	603,224	1,252
Meo Australia Ltd. (a)	5,066,100	3,828
Mineral Deposits Ltd. (a)	880,900	973
Monto Minerals Ltd. (a)	8,525,252	1,726
Common Stocks - continued
	Shares	Value (000s)
Australia - continued
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	$ 30
Mortgage Choice Ltd.	1,851,838	4,844
Oakton Ltd.	184,615	811
Paladin Resources Ltd. (a)(e)	1,328,400	10,590
Phosphagenics Ltd. (a)	9,040,000	2,027
QBE Insurance Group Ltd.	165,423	4,239
realestate.com.au Ltd. (a)	134,764	669
Reverse Corp. Ltd.	493,100	2,007
Roc Oil Co. Ltd. (United Kingdom) (a)	2,864,489	7,646
RP Data Ltd.	1,481,800	2,412
Rubicon Japan Trust	3,266,600	2,740
Seek Ltd.	1,307,939	8,027
SMS Management & Technology Ltd.	315,600	1,190
Sphere Investments Ltd. (a)	1,305,498	1,941
Sylvania Resources Ltd. (a)(f)	7,878,437	10,337
Sylvania Resources Ltd. (United Kingdom) (a)(f)	4,923,630	6,547
Tanami Gold NL	19,652,484	2,611
United Group Ltd.	394,121	5,139
Woolworths Ltd.	373,526	8,779
WorleyParsons Ltd.	102,033	2,330
Wotif.com Holdings Ltd.	348,300	1,238
TOTAL AUSTRALIA		224,480
Austria - 0.3%
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (e)	106,900	5,530
Bermuda - 2.3%
Aquarius Platinum Ltd. (United Kingdom)	223,390	6,700
Peace Mark Holdings Ltd.	4,910,000	5,524
Petra Diamonds Ltd. (a)	2,461,491	7,825
Ports Design Ltd.	1,798,000	5,057
RC Group (Holdings) Ltd.	752,420	1,677
Sinofert Holdings Ltd.	1,960,000	1,007
Tanzanite One Ltd. (f)	5,808,701	9,059
Trefoil Ltd. (a)	385,100	2,136
VODone Ltd. (a)	2,442,000	930
Xceldiam Ltd. warrants 11/16/07 (a)	1,659,127	66
TOTAL BERMUDA		39,981
British Virgin Islands - 0.3%
Albidon Ltd. unit (a)	1,469,000	3,113
Kalahari Energy (h)	1,451,000	1,814
TOTAL BRITISH VIRGIN ISLANDS		4,927
Common Stocks - continued
	Shares	Value (000s)
Canada - 3.0%
AirSea Lines (a)(h)	1,862,300	$ 1,271
AirSea Lines warrants 8/4/11 (a)(h)	1,862,300	0
Altius Minerals Corp. (a)	374,906	4,351
Antrim Energy, Inc. (a)	274,340	1,315
Antrim Energy, Inc. (a)	800,000	3,863
Bankers Petroleum Ltd. (a)	3,767,000	1,935
First Quantum Minerals Ltd.	45,011	3,108
MagIndustries Corp. (a)	3,635,960	4,914
Oilexco, Inc. (a)	1,394,525	10,969
Rally Energy Corp. (a)	416,720	2,452
Rock Well Petroleum, Inc. (h)	770,400	1,041
Sino-Forest Corp. (a)	67,400	820
Starfield Resources, Inc.:
warrants 5/23/07 (a)(h)	1,313,025	0
warrants 1/20/08 (a)(h)	1,678,100	78
Stealth Ventures Ltd. (a)	966,500	1,176
Stealth Ventures Ltd. warrants 3/12/08 (a)(h)	483,250	78
SXR Uranium One, Inc. (South Africa) (a)	475,740	7,295
Visual Defence, Inc. (a)(f)	4,664,100	1,539
Western Canadian Coal Corp. (a)	1,554,418	3,081
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	1,096
TOTAL CANADA		50,382
Cayman Islands - 0.6%
China Infrastructure Machinery Holdings Ltd.	646,000	1,234
EcoGreen Fine Chemical Group Ltd.	2,588,000	923
Embry Holdings Ltd.	1,081,000	1,032
Ju Teng International Holdings Ltd. (a)	2,830,000	669
Kingboard Chemical Holdings Ltd.	364,500	1,710
Kingdee International Software Group Co. Ltd.	396,000	310
Lee & Man Paper Manufacturing Ltd.	570,000	1,610
Neo-Neon Holdings Ltd.	1,136,000	1,888
Simcere Pharmaceutical Group sponsored ADR	81,000	1,345
TOTAL CAYMAN ISLANDS		10,721
China - 0.8%
Anhui Conch Cement Co. Ltd. (H Shares)	140,000	564
BYD Co. Ltd. (H Shares) (a)	108,500	675
China Hongxing Sports Ltd.	697,000	1,652
China International Marine Containers Co. Ltd. (B Shares)	751,500	1,896
China Mengniu Dairy Co. Ltd.	734,000	2,247
China Merchants Bank Co. Ltd. (H Shares)	264,000	650
Common Stocks - continued
	Shares	Value (000s)
China - continued
China Oilfield Services Ltd. (H Shares)	1,682,000	$ 1,436
China Shipping Development Co. Ltd. (H Shares)	182,000	346
Dongfang Electrical Machinery Co. Ltd. (H Shares)	80,000	323
Nine Dragons Paper (Holdings) Ltd.	479,000	976
Shandong Weigao Group Medical Polymer Co. Ltd.	776,000	1,367
Shenzhou International Group Holdings Ltd.	678,000	300
Xinjiang Tianye Water Saving Irrigation System Co. Ltd.	806,000	241
Yantai Changyu Pioneer Wine Co. (B Shares)	174,010	839
TOTAL CHINA		13,512
Cyprus - 0.2%
Buried Hill Energy (Cyprus) PCL (h)	1,947,000	2,142
Marfin Popular Bank Public Co.	173,665	1,995
TOTAL CYPRUS		4,137
Czech Republic - 0.9%
Ceske Energeticke Zavody AS	319,140	15,600
Denmark - 0.3%
DSV de Sammensluttede Vognmaend AS (e)	25,930	5,376
Finland - 1.3%
Inion OY (a)	3,590,300	2,566
Nokian Tyres Ltd.	430,910	13,319
Rakentajain Konevuokraamo Oyj (B Shares)	152,030	6,027
TOTAL FINLAND		21,912
France - 3.2%
Carbone Lorraine	27,400	1,809
Electricite de France	90,900	7,951
ENTREPOSE Contracting	13,692	1,045
Geodis SA	42,180	9,682
Guerbet SA	8,400	1,639
Icade SA (e)	123,018	9,444
Laurent-Perrier Group	31,960	3,829
Norbert Dentressangle SA	38,142	3,628
Seche Environment SA	11,560	2,077
Veolia Environnement (e)	166,000	13,795
TOTAL FRANCE		54,899
Germany - 3.4%
Deutz AG (a)	601,600	9,646
E.ON AG	93,000	13,986
ElringKlinger AG	18,284	1,569
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Fresenius Medical Care AG	88,370	$ 13,316
Interhyp AG	23,450	2,915
Kontron AG	154,620	2,882
MLP AG	89,150	2,230
SGL Carbon AG (a)	272,200	10,686
TOTAL GERMANY		57,230
Greece - 1.0%
Fourlis Holdings SA	110,000	2,756
Hellenic Technodomiki Tev SA	223,750	3,084
Sarantis SA (Reg.)	1,076,638	11,900
TOTAL GREECE		17,740
Hong Kong - 1.0%
Bank of East Asia Ltd.	158,437	980
Cafe de Coral Holdings Ltd.	686,000	1,254
China Overseas Land & Investment Ltd.	1,348,000	1,649
Esprit Holdings Ltd.	246,000	3,003
Fairwood Holdings Ltd. (g)	878,500	1,249
Hang Lung Properties Ltd.	1,208,000	3,606
Li & Fung Ltd.	924,000	2,906
Midland Holdings Ltd.	860,000	534
Tai Cheung Holdings Ltd.	700,000	490
Vtech Holdings Ltd.	281,000	2,130
TOTAL HONG KONG		17,801
India - 0.1%
Deccan Chronicle Holdings Ltd.	95,000	478
INFO Edge India Ltd.	66,039	1,253
TOTAL INDIA		1,731
Indonesia - 0.1%
PT Telkomunikasi Indonesia Tbk Series B	1,463,500	1,692
Ireland - 0.5%
Adwalker PLC (a)(f)	9,125,000	388
Kenmare Resources PLC (a)	2,640,000	2,600
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	1,036
Petroceltic International PLC (a)	13,644,934	3,820
Vimio PLC (a)	867,300	1,145
TOTAL IRELAND		8,989
Israel - 0.3%
Israel Chemicals Ltd.	611,900	4,708
Common Stocks - continued
	Shares	Value (000s)
Italy - 5.3%
ASM Spa	626,550	$ 4,222
Banca Italease Spa (e)	790,700	48,107
Enel S.p.A.	543,800	6,192
ERG Spa	71,100	2,013
Guala Closures Spa	475,090	3,697
Hera Spa	1,510,160	6,984
Impregilo Spa (a)	447,350	3,656
Lottomatica Spa	58,540	2,414
Seldovia Native Association, Inc. (SNAI) (a)	1,081,120	11,509
Teleunit Spa (f)	12,719,158	1,208
TOTAL ITALY		90,002
Japan - 26.8%
Abc-Mart, Inc. (e)	333,600	7,449
Access Co. Ltd. (a)	256	385
Adeka Corp.	144,000	1,573
Aeon Fantasy Co. Ltd.	45,120	1,149
Airport Facilities Co. Ltd.	19,200	141
Anritsu Corp. (e)	1,259,000	5,836
AOI Electronics Co. Ltd.	66,100	1,326
ARDEPRO CO., Ltd.	10,626	3,554
Ariake Japan Co. Ltd.	67,300	1,383
Atlus Co. Ltd. (a)	79,800	441
Atrium Co. Ltd.	64,400	1,754
Axell Corp.	384	1,183
Bit-isle, Inc.	1,190	1,252
Bookoff Corp.	166,100	2,799
Brother Industries Ltd.	342,000	4,648
C. Uyemura & Co. Ltd.	40,100	2,463
Cabin Co. Ltd. (e)	104,000	448
CareNet, Inc.	12	30
Chiba Bank Ltd.	382,000	3,158
Chiyoda Corp.	65,000	1,492
CMIC Co. Ltd. (e)	1,670	443
Create SD Co. Ltd.	55,300	931
Dai-ichi Seiko Co. Ltd.	38,200	907
Daido Metal Co. Ltd. (e)	495,000	3,097
Daikokutenbussan Co. Ltd.	52,900	617
Daiseki Co. Ltd. (e)	72,600	1,403
Daito Gyorui Co. Ltd.	252,000	505
Daiwa Securities Group, Inc.	132,000	1,470
Daiwabo Information System Ltd.	202,500	2,743
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Daiwasystem Co. Ltd.	39,800	$ 968
Denyo Co. Ltd.	67,700	716
E*TRADE Securities Co. Ltd. (e)	790	851
Ebara-Udylite Co. Ltd.	8,700	232
Elpida Memory, Inc. (a)(e)	22,300	940
Endo Lighting Corp.	125,600	731
EPS Co. Ltd. (e)	1,465	4,553
Fast Retailing Co. Ltd. (e)	12,300	845
FCM Co. Ltd.	30,800	1,093
FinTech Global, Inc. (e)	563	419
Fuji Heavy Industries Ltd.	176,000	871
Fujitsu Component Ltd. (a)	417	572
Futaba Industrial Co. Ltd.	38,800	938
H-One Co. Ltd.	21,800	324
H.I.S. Co. Ltd.	37,000	1,145
Harakosan Co. Ltd.	1,636	4,202
Harmonic Drive Systems, Inc. (e)	483	2,636
Haseko Corp. (a)	734,500	2,433
Heiwa Real Estate Co. Ltd. (e)	280,000	1,856
Hikari Tsushin, Inc. (e)	279,700	11,143
Hioki EE Corp. (e)	27,000	633
Hiroshima Bank Ltd.	339,000	1,825
Hitachi Construction Machinery Co. Ltd.	407,900	12,732
Hokuriku Electric Industry (e)	205,000	462
Hokuto Corp.	160,100	2,554
Ibiden Co. Ltd.	28,500	1,620
Ichiyoshi Securities Co. Ltd.	102,800	1,651
IDU Co.	1,731	1,860
Imagineer Co. Ltd.	30,100	422
Index Holdings (e)	4,627	1,570
Inpex Holdings, Inc.	184	1,553
Intelligence Ltd. (e)	409	1,060
Intelligent Wave, Inc. (e)	926	484
Ishihara Chemical Co. Ltd.	32,200	592
Ishikawajima-Harima Heavy Industries Co. Ltd. (e)	1,145,000	4,462
Itochu Corp.	449,000	4,421
ITOCHU Techno-Solutions Corp.	29,500	1,346
Japan Airport Terminal Co. Ltd.	89,000	1,631
Japan Steel Works Ltd.	478,000	5,637
Jastec Co. Ltd.	238,300	2,456
Joint Corp.	27,200	899
Juroku Bank Ltd.	149,000	877
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Kakaku.com, Inc. (e)	264	$ 768
Kandenko Co. Ltd.	245,000	1,556
Kanematsu Corp. (a)(e)	652,000	1,240
Kawasaki Heavy Industries Ltd.	518,000	2,062
Kenedix, Inc. (e)	217	951
Kibun Food Chemifa Co. Ltd. (e)	36,400	425
Kimoto Co. Ltd.	80,700	430
Kitagawa Seiki Co. Ltd.	84,000	431
KK daVinci Advisors (a)(e)	4,535	4,570
Kobayashi Pharmaceutical Co. Ltd.	62,600	2,342
Konica Minolta Holdings, Inc.	112,500	1,540
Kubota Corp.	91,000	860
Kura Corp. Ltd.	4,580	9,844
Kureha Chemical Industry Co. Ltd.	96,000	470
Kurita Water Industries Ltd.	72,700	1,815
Link Theory Holdings Co. Ltd. (e)	102	120
Mandom Corp.	14,700	376
MCJ Co. Ltd. (a)	1,279	553
Media Global Links Co. Ltd.	648	686
Meiko Electronics Co. Ltd. (e)	46,700	1,424
Micronics Japan Co. Ltd.	117,900	4,078
Mitsuba Corp.	255,000	2,016
Mitsui Engineering & Shipbuilding Co. (e)	262,000	1,174
Mitsui O.S.K. Lines Ltd.	364,000	4,588
Mitsumi Electric Co. Ltd.	70,100	2,338
Miyachi Corp.	60,600	1,062
Miyano Machinery, Inc.	357,000	1,228
Mori Seiki Co. Ltd.	188,300	4,945
Murata Manufacturing Co. Ltd.	59,400	4,378
Nabtesco Corp.	111,000	1,506
Nachi-Fujikoshi Corp. (e)	275,000	1,469
Namco Bandai Holdings, Inc.	67,800	1,102
NIC Corp.	57,100	422
Nidec Corp.	22,400	1,413
Nidec Sankyo Corp. (e)	245,000	1,616
Nihon Dempa Kogyo Co. Ltd. (e)	283,000	13,874
Nihon Kohden Corp.	20,100	454
Nihon Trim Co. Ltd. (e)	193,500	6,860
Nihonwasou Holdings, Inc.	782	435
Nikon Corp.	76,000	1,744
Nippon Carbon Co. Ltd.	351,000	1,385
Nippon Denko Co. Ltd. (e)	1,706,000	9,371
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Nippon Paint Co. Ltd.	1,258,000	$ 7,368
Nippon Seiki Co. Ltd.	634,000	13,594
Nippon Suisan Kaisha Co. Ltd.	288,100	1,856
Nippon Yakin Kogyo Co. Ltd. (e)	783,000	7,931
Nissin Kogyo Co. Ltd.	737,400	19,578
Nitto Boseki Co. Ltd.	326,000	1,237
NOK Corp.	625,100	11,631
NSK Ltd.	350,000	3,388
Obara Corp.	1,650	31
Oiles Corp.	77,040	1,655
Okuma Corp.	134,000	1,601
Optoelectronics Co. Ltd.	27,700	331
Otaki Gas Co. Ltd.	15,000	79
Otsuka Corp. (e)	39,400	3,800
Pacific Metals Co. Ltd.	128,000	2,038
Pigeon Corp. (e)	57,700	867
Produce Co. Ltd. (a)(e)	496	2,350
Properst Co. Ltd.	665	1,247
Round One Corp. (e)	2,649	5,475
Ryobi Ltd.	226,000	1,670
Saison Information Systems Co. Ltd.	21,100	175
Sakai Chemical Industry Co. Ltd.	55,000	407
Sammy NetWorks Co. Ltd. (e)	1,075	5,421
Sansha Electric Manufacturing Co. Ltd.	56,000	506
Sanyo Denki Co. Ltd.	16,000	116
Sato Corp. (e)	178,400	3,479
Sawai Pharmaceutical Co. Ltd. (e)	42,200	1,753
Sec Carbon Ltd.	33,000	476
Sega Sammy Holdings, Inc.	20,200	457
Seria Co. Ltd.	482	893
Shaddy Co. Ltd. (e)	118,900	1,366
Shibaura Electronics Co. Ltd.	119,400	2,153
Shikoku Chemicals Corp. (e)	88,000	517
Shimachu Co. Ltd.	80,600	2,187
Shimamura Co. Ltd.	11,800	1,287
Shin Nippon Biomedical Laboratories Ltd. (e)	69,600	1,040
Shin-Kobe Electric Machinery Co. Ltd.	419,000	2,079
Shinohara Systems of Construction Co. Ltd. (a)	678	1,128
Shizuki Electric Co., Inc.	158,000	480
Sojitz Corp. (a)	585,500	2,213
SRI Sports Ltd.	1,294	1,647
St. Marc Holdings Co. Ltd.	15,500	838
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Stanley Electric Co. Ltd.	386,100	$ 7,670
Star Micronics Co. Ltd.	214,700	5,192
Starbucks Coffee Japan Ltd.	2,853	1,254
Stella Chemifa Corp. (e)	19,600	614
Sumco Corp.	26,200	1,139
Sumitomo Corp.	356,300	6,103
Sumitomo Metal Industries Ltd.	578,000	2,935
Sumitomo Titanium Corp. (e)	12,600	1,349
Sumitomo Trust & Banking Co. Ltd.	160,000	1,563
Sun Frontier Fudousan Co. Ltd.	790	1,810
Sunx Ltd. (e)	125,700	954
Suruga Corp.	105,100	2,162
Sysmex Corp. (e)	65,800	2,521
T Rad Co. Ltd. (e)	454,000	2,217
T&D Holdings, Inc.	18,300	1,159
Taiho Kogyo Co. Ltd.	81,200	1,145
Taiyo Ink Manufacturing Co. Ltd.	96,800	2,572
Taiyo Kagaku	73,500	621
Taiyo Nippon Sanso Corp.	222,000	1,930
Takara Holdings, Inc. (e)	324,000	2,400
Takata Corp.	58,400	2,136
Takeuchi Manufacturing Co. Ltd.	10,000	409
Takiron Co. Ltd. (e)	282,000	995
Takisawa Machine Tool Co. Ltd.	524,000	1,273
Telewave, Inc. (e)	392	122
TFP Consulting Group Co. Ltd.	169	419
The Goodwill Group, Inc. (e)	668	419
TOA Valve Holding, Inc.	161	602
Toagosei Co. Ltd.	354,000	1,354
Tohcello Co. Ltd.	99,500	1,049
Toho Zinc Co. Ltd.	272,000	2,353
Tohoku Electric Power Co., Inc.	46,300	1,106
Tokai Carbon Co. Ltd. (e)	216,000	1,860
Tokai Rubber Industries Ltd.	179,700	3,478
Token Corp. (e)	28,110	1,408
Tokyo Gas Co. Ltd.	248,000	1,246
Tokyo Radiator Manufacturing Co. Ltd.	13,700	90
Tokyo Seimitsu Co. Ltd. (e)	65,400	2,260
Tomen Devices Corp. (e)	28,300	493
TonenGeneral Sekiyu KK (e)	122,000	1,313
Topcon Corp.	32,500	489
Toray Industries, Inc.	157,000	1,077
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Torishima Pump Manufacturing Co. Ltd.	55,600	$ 605
Toshiba Machine Co. Ltd. (e)	479,000	4,667
Trancom Co. Ltd.	70,200	1,152
Tyo Productions, Inc. (e)	85,500	145
Ulvac, Inc. (e)	32,000	1,043
Unicom Group Holdings, Inc.	135,600	1,287
Usen Corp. (e)	185,990	1,560
Village Vanguard Co. Ltd. (e)	136	722
Wacom Co. Ltd. (e)	173	423
Yachiyo Industry Co. Ltd.	64,200	1,176
Yamada Denki Co. Ltd.	49,740	4,597
Yamaha Motor Co. Ltd.	57,200	1,511
Yaskawa Electric Corp.	125,000	1,429
Yonkyu Co. Ltd.	135,500	1,477
Yume No Machi Souzou Iinkai Co. Ltd.	67	160
TOTAL JAPAN		456,276
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit (a)	49,600	1,116
Korea (South) - 0.8%
Hyunjin Materials Co. Ltd.	69,962	1,974
JVM Co. Ltd.	15,566	799
LG Household & Health Care Ltd.	16,790	2,235
MegaStudy Co. Ltd.	7,425	1,253
NHN Corp.	5,675	888
Osstem Implant Co. Ltd.	17,593	837
SSCP Co. Ltd. (a)	9,567	269
Sung Kwang Bend Co. Ltd.	178,958	2,755
Taewoong Co. Ltd.	16,881	719
Woongjin Coway Co. Ltd.	49,070	1,641
YBM Sisa.com, Inc.	44,849	956
TOTAL KOREA (SOUTH)		14,326
Luxembourg - 0.2%
SES SA FDR (France) unit	142,650	2,803
Malaysia - 0.3%
DiGi.com BHD	95,300	568
Gamuda BHD	495,000	1,136
IJM Plantation BHD	510,500	300
KNM Group BHD	238,600	983
Common Stocks - continued
	Shares	Value (000s)
Malaysia - continued
MMC Corp. BHD	357,200	$ 741
Zelan BHD	253,400	874
TOTAL MALAYSIA		4,602
Malta - 0.4%
Unibet Group plc unit	178,456	5,913
Netherlands - 0.5%
Engel East Europe NV	975,032	2,876
Koninklijke Ten Cate NV	94,370	3,834
Tele Atlas NV (Netherlands) (a)	105,000	2,188
TOTAL NETHERLANDS		8,898
Norway - 2.0%
Aker Kvaerner ASA	112,750	2,686
Hafslund ASA (B Shares) (e)	172,870	4,257
Pertra AS (A Shares)	175,642	2,081
ProSafe ASA (e)	328,950	5,126
Schibsted ASA (B Shares)	48,600	2,230
Stepstone ASA (a)	5,212,154	18,398
TOTAL NORWAY		34,778
Oman - 0.1%
BankMuscat SAOG sponsored GDR	158,950	1,971
Papua New Guinea - 0.1%
Lihir Gold Ltd. (a)	1,001,133	2,478
Portugal - 0.2%
Banif SGPS SA	484,850	3,778
Russia - 0.1%
Sistema-Hals JSC unit	91,600	1,379
Singapore - 2.6%
Advent Air Ltd. (f)	14,719,299	3,973
Ascott Residence Trust	654,000	839
Banyan Tree Holdings Ltd.	2,220,000	3,419
CapitaMall Trust	746,000	1,954
Cosco Corp. Singapore Ltd.	2,157,000	4,018
CSE Global Ltd.	2,604,000	3,017
Ezra Holdings Ltd.	310,000	1,306
F J Benjamin Holdings Ltd.	2,892,000	1,618
Hyflux Ltd.	327,000	581
Keppel Corp. Ltd.	68,000	958
Mapletree Logistics Trust (REIT)	1,493,000	1,317
Common Stocks - continued
	Shares	Value (000s)
Singapore - continued
Olam International Ltd.	1,031,000	$ 2,145
Parkway Holdings Ltd.	1,648,300	4,297
Rickmers Maritime	2,711,000	2,802
SIA Engineering Co. Ltd.	615,000	1,862
Singapore Land Ltd.	64,000	442
Swissco International Ltd.	1,541,000	827
Unisteel Technology Ltd.	533,000	853
Uol Group Ltd.	1,247,000	3,989
Wing Tai Holdings Ltd.	850,000	1,880
Yangzijiang Shipbuilding Holdings Ltd.	1,634,000	1,420
Yanlord Land Group Ltd.	838,000	1,313
TOTAL SINGAPORE		44,830
South Africa - 2.8%
African Rainbow Minerals Ltd. (a)	291,610	4,927
Illovo Sugar Ltd.	1,385,820	4,004
Investec Ltd.	344,447	4,893
Steinhoff International Holdings Ltd.	6,659,732	23,686
Telkom SA Ltd.	146,300	3,604
Wilson Bayly Holmes-Ovcon Ltd.	446,856	5,869
TOTAL SOUTH AFRICA		46,983
Sweden - 1.3%
Hexagon AB (B Shares) (e)	239,511	10,975
Modern Times Group AB (MTG) (B Shares)	199,460	11,745
TOTAL SWEDEN		22,720
Switzerland - 1.1%
Actelion Ltd. (Reg.) (a)	16,588	3,955
Bucher Industries AG	15,811	2,382
Partners Group Holding	39,750	5,045
Sulzer AG (Reg.)	2,070	2,740
Vontobel Holdings AG	86,450	4,831
TOTAL SWITZERLAND		18,953
Taiwan - 0.2%
China Life Insurance Co. Ltd. (a)	3,063,000	1,319
Sinyi Realty, Inc.	483,000	1,377
TOTAL TAIWAN		2,696
United Kingdom - 16.8%
Accsys Technologies PLC (a)	500,000	2,159
Accuma Group PLC (a)	883,600	1,290
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
ADVFN PLC (a)	19,750,780	$ 1,037
AeroBox PLC (a)	5,694,657	0
Afren PLC (a)(e)	4,580,710	4,946
African Consolidated Resources PLC	7,758,334	2,172
African Copper PLC (a)	1,677,884	2,382
Air Partner PLC	45,000	1,107
Alfred McAlpine Group PLC	359,600	3,381
Alliance Pharma PLC (a)	7,984,200	1,556
Amlin PLC	206,973	1,284
Anglo Asian Mining PLC (a)	4,169,300	1,542
Appian Technology PLC (a)	3,702,924	851
Appian Technology PLC warrants 2/28/08 (a)(h)	479,045	192
Ascent Resources PLC warrants 12/22/07 (a)	1,500,000	172
Baltic Oil Terminals PLC	1,314,300	4,704
Belitung Zinc Corp. PLC (h)	7,435,490	1,487
BioCare Solutions PLC (f)	4,849,670	1,648
Bioprogress PLC (a)	5,338,366	6,671
Blackstar Investors PLC (a)	2,735,000	5,633
Block Shield Corp. PLC (a)	1,103,400	2,217
Cambrian Mining PLC	4,026,100	9,660
CareCapital Group PLC	1,495,100	1,016
Celsis International PLC (a)	443,648	1,929
Central African Mining & Exploration Co. PLC (a)	4,497,509	4,946
Centurion Electronics PLC (a)(f)	780,024	179
Clapham House Group PLC (a)	278,850	2,222
Cobra Biomanufacturing PLC (a)	138,200	128
Coffeeheaven International PLC (a)	1,875,340	1,594
Corac Group PLC (a)(f)	5,084,104	3,761
Countermine PLC (a)(h)	4,939	255
Countermine PLC warrants 7/26/06 (a)(h)	4,939	0
CustomVis plc (a)(f)	8,417,536	820
DA Group PLC (a)	905,065	480
Datacash Group PLC	720,000	3,588
Eclipse Energy Co. Ltd. (h)	102,000	1,530
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	27
Financial Payment Systems Ltd. (a)(f)	7,787,504	467
Flomerics Group PLC	449,658	809
Forum Energy PLC (a)	800,270	888
Gasol PLC (a)	7,750,800	988
Gemfields Resources PLC (a)	3,909,100	2,384
Global Coal Management PLC (a)	1,478,451	4,286
Gyrus Group PLC (a)	692,720	6,576
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Hardide Ltd. (a)	6,848,580	$ 1,335
Healthcare Enterprise Group PLC (a)(f)	23,246,074	2,231
Healthcare Enterprise Group PLC warrants 6/30/08 (a)	1,851,769	83
Hot Tuna International PLC (a)	2,349,400	752
Hot Tuna International PLC warrants 2/25/08 (a)(h)	1,179,700	0
Hydrodec Group PLC (a)(f)	11,187,286	5,816
Ideal Shopping Direct PLC	661,592	3,254
IG Group Holdings plc	1,316,600	8,088
Imagelinx PLC (a)(f)	22,912,152	916
Impact Holdings PLC (a)(f)	10,414,000	1,406
Imperial Energy PLC (a)	70,000	1,755
Indago Petroleum Ltd. (a)	357,729	662
Inova Holding PLC	1,443,461	346
International Con Minerals Ltd. (h)	2,659,964	798
International Con Minerals Ltd. warrants 4/30/07 (a)(h)	1,329,982	0
Intertek Group PLC	94,110	1,758
iomart Group PLC	2,037,940	2,160
Irvine Energy PLC (a)	12,895,900	774
ITE Group PLC	2,116,540	7,057
ITM Power PLC (a)	1,780,200	4,627
Jubilee Platinum PLC (a)(f)	5,182,503	12,383
Kalahari Minerals PLC	2,351,800	1,305
KBC Advanced Technologies PLC	917,600	871
Keronite PLC (a)(h)	13,620,267	1,634
KimCor Diamonds PLC (f)	4,185,000	816
KimCor Diamonds PLC warrants 3/15/08 (a)	2,185,000	186
Landround plc (a)(f)	858,600	240
Landround plc warrants 12/11/09 (a)(h)	166,666	15
Lansdowne Oil & Gas PLC	907,620	1,080
Lawrence PLC	187,307	854
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	62
Max Petroleum PLC (a)	9,611,220	34,879
Meggitt PLC	991,949	6,099
MicroEmissive Displays (a)(f)	2,365,500	2,152
Motivcom PLC (f)	1,820,500	4,750
Advanced Fluid Connection PLC (a)	7,009,687	0
Plethora Solutions Holdings PLC (a)	431,818	1,351
Proteome Sciences PLC (a)	780,842	714
Pureprofile Media PLC (h)	1,108,572	831
Pursuit Dynamics PLC (a)	666,667	2,839
Rambler Metals & Mining PLC (a)	1,300,000	1,742
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
RGI International Ltd.	391,550	$ 4,620
Rheochem PLC warrants 12/30/07 (a)	4,364,150	23
Sarantel Group PLC Class A (a)(f)	3,385,900	846
Scottish & Southern Energy PLC	209,000	6,281
SDL plc (a)	863,350	6,452
SDL plc	159,777	1,195
Sibir Energy PLC (a)	84,580	761
Sinclair Pharma PLC (a)	1,128,371	3,046
Sinosoft Technology PLC	4,573,900	1,578
SPI Lasers PLC (a)	406,200	1,836
Stem Cell Sciences PLC	716,649	695
SubSea Resources PLC (a)	7,879,100	1,044
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	72
Tanfield Group PLC (a)	3,072,337	8,124
Target Resources PLC	1,020,000	591
Target Resources PLC warrants 7/12/08 (a)	1,020,000	71
Tersus Energy PLC (a)	1,333,622	360
Third Advance Value Realisation Co. Ltd.	507,108	1,070
TMO Biotec (h)	10,000	1,389
Toledo Mining Corp. PLC (a)(f)	1,764,544	9,702
Triple Plate Junction PLC (a)	1,539,200	869
Triple Plate Junction PLC warrants 5/9/07 (a)	1,818,750	0
UK Coal PLC	409,200	4,598
Vanco PLC (a)	117,600	1,024
Vectura Group PLC (a)	3,556,060	6,186
Virotec International PLC (a)	3,411,132	921
York Pharma PLC (a)	575,200	1,599
Zenergy Power PLC (a)	922,000	2,728
ZincOx Resources PLC (a)	693,100	4,587
TOTAL UNITED KINGDOM		285,853
United States of America - 2.1%
121Media, Inc. (a)(f)	644,900	20,019
Cyberview Technology, Inc. (a)(f)	996,527	3,238
Frontera Resources Corp. (a)	1,157,200	1,816
Frontier Mining Ltd. (a)(f)	6,771,600	2,403
Solar Integrated Technologies, Inc. (a)	713,573	1,769
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Spacelabs Healthcare, Inc. (a)	707,250	$ 997
XL TechGroup, Inc. (a)	1,329,250	5,289
TOTAL UNITED STATES OF AMERICA		35,531
TOTAL COMMON STOCKS (Cost $1,218,266)		1,647,234
Investment Companies - 0.0%

United Kingdom - 0.0%
The Greenhouse Fund Ltd. (a) (Cost $404)	2,175,000	587
Convertible Bonds - 0.2%
Principal Amount (000s) (d)
Canada - 0.2%
Western Canadian Coal Corp. 7.5% 3/24/11 (Cost $4,061)	CAD	4,714	3,674
Money Market Funds - 13.4%
	Shares
Fidelity Cash Central Fund, 5.29% (b)	54,508,258	54,508
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	174,330,943	174,331
TOTAL MONEY MARKET FUNDS (Cost $228,839)		228,839
TOTAL INVESTMENT PORTFOLIO - 110.2% (Cost $1,451,570)		1,880,334
NET OTHER ASSETS - (10.2)%		(174,657)
NET ASSETS - 100%		$ 1,705,677
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,249,000 or 0.1% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,554,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 8/4/11	8/4/06	$ 0
Appian Technology PLC warrants 2/28/08	2/18/05	$ 0
Belitung Zinc Corp. PLC	1/12/06	$ 1,308
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Countermine PLC	12/22/05	$ 443
Countermine PLC warrants 7/26/06	12/22/05	$ 0
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Hot Tuna International PLC warrants 2/25/08	2/14/06	$ 0
International Con Minerals Ltd.	1/30/06	$ 798
International Con Minerals Ltd. warrants 4/30/07	1/30/06	$ 0
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround plc warrants 12/11/09	12/12/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
Starfield Resources, Inc. warrants 5/23/07	5/18/06	$ 0
Starfield Resources, Inc. warrants 1/20/08	1/17/06	$ 0
Stealth Ventures Ltd. warrants 3/12/08	9/21/06	$ 0
TMO Biotec	10/27/05	$ 535
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,570
Fidelity Securities Lending Cash Central Fund	667
Total	$ 2,237
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
121Media, Inc.	$ 11,748	$ -	$ -	$ -	$ 20,019
Advent Air Ltd.	2,948	-	-	80	3,973
Adwalker PLC	413	-	-	-	388
Avanti Screenmedia Group PLC	9,335	-	8,831	-	-
BDI Mining Corp.	3,288	-	6,306	-	-
BioCare Solutions PLC	2,270	-	150	-	1,648
Bioprogress PLC	9,152	-	3,914	-	-
Cambrian Mining PLC	15,845	-	5,408	182	-
Centurion Electronics PLC	432	-	29	-	179
Corac Group PLC	3,538	-	103	-	3,761
CustomVis plc	134	715	-	-	820
Cyberview Technology, Inc. (formerly Cyberscan Technology, Inc.)	4,562	-	-	-	3,238
DA Group PLC	1,236	-	680	-	-
Financial Payment Systems Ltd.	1,485	-	-	-	467
Frontier Mining Ltd.	1,808	-	-	-	2,403
Gasol PLC	1,257	-	-	-	-
Gemfields Resources PLC	5,589	-	1,823	-	-
GMA Resources PLC	3,939	-	3,863	-	-
Hardide Ltd.	1,711	-	233	-	-
Healthcare Enterprise Group PLC	1,010	431	77	-	2,231
Hydrodec Group PLC	8,231	-	1,056	-	5,816
ID Data PLC	925	-	1,169	-	-
Imagelinx PLC (formerly LTG Technologies PLC)	1,948	340	-	-	916
Other Affiliated Issuers - continued
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Impact Holdings PLC	$ 2,086	$ -	$ -	$ -	$ 1,406
Inion OY	1,677	-	111	-	-
Interbulk Investments PLC	1,682	-	1,528	-	-
International Ferro Metals	17,682	1,265	12,943	-	-
Jubilee Platinum PLC	8,789	1,994	4,138	-	12,383
KimCor Diamonds PLC	1,185	-	25	-	816
Landround plc	188	197	-	-	240
Metals Exploration PLC	2,126	-	2,280	-	-
MicroEmissive Displays	1,672	-	685	-	2,152
Mineral Commodities Ltd.	948	-	730	-	-
Motivcom PLC	3,085	-	186	32	4,750
Platinum Mining Corp. of India PLC	2,418	-	2,829	-	-
Rheochem PLC	2,034	-	2,015	-	-
Sarantel Group PLC Class A	677	463	24	-	846
Solomon Gold PLC	905	-	502	-	-
Starfield Resources, Inc.	3,247	-	2,924	-	-
SubSea Resources PLC	2,630	-	-	-	-
Sylvania Resources Ltd.	5,331	557	-	-	10,337
Sylvania Resources Ltd. (United Kingdom)	3,616	-	-	-	6,547
Tanzanite One Ltd.	9,086	-	-	350	9,059
Teleunit Spa	1,122	-	-	-	1,208
Toledo Mining Corp. PLC	3,742	412	-	-	9,702
Visual Defence, Inc.	2,673	-	430	-	1,539
Xceldiam Ltd.	1,946	-	65	3,815	-
Total	$ 173,351	$ 6,374	$ 65,057	$ 4,459	$ 106,844

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2007
Assets
Investment in securities, at value (including securities loaned of $165,030) - See accompanying schedule: Unaffiliated issuers (cost $1,132,476)	$ 1,544,651
Fidelity Central Funds (cost $228,839)	228,839
Other affiliated issuers (cost $90,255)	106,844
Total Investments (cost $1,451,570)		$ 1,880,334
Cash		10
Foreign currency held at value (cost $2,263)		2,267
Receivable for investments sold		15,921
Receivable for fund shares sold		1,194
Dividends receivable		3,977
Interest receivable		32
Distributions receivable from Fidelity Central Funds		273
Prepaid expenses		7
Other receivables		419
Total assets		1,904,434

Liabilities
Payable for investments purchased	$ 19,244
Payable for fund shares redeemed	3,455
Accrued management fee	1,093
Distribution fees payable	48
Other affiliated payables	362
Other payables and accrued expenses	224
Collateral on securities loaned, at value	174,331
Total liabilities		198,757

Net Assets		$ 1,705,677
Net Assets consist of:
Paid in capital		$ 1,156,699
Undistributed net investment income		6,154
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		114,042
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		428,782
Net Assets		$ 1,705,677

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2007
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,916 ÷ 1,309.1 shares)	$ 27.43

Maximum offering price per share (100/94.25 of $27.43)	$ 29.10
Class T: Net Asset Value and redemption price per share ($38,073 ÷ 1,393.5 shares)	$ 27.32

Maximum offering price per share (100/96.50 of $27.32)	$ 28.31
Class B: Net Asset Value and offering price per share ($10,725 ÷ 397.6 shares)A	$ 26.97

Class C: Net Asset Value and offering price per share ($19,292 ÷ 712.3 shares)A	$ 27.08

International Small Cap: Net Asset Value, offering price and redemption price per share ($1,594,350 ÷ 57,644.2 shares)	$ 27.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,321 ÷ 265.3 shares)	$ 27.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2007
Investment Income
Dividends (including $4,459 earned from other affiliated issuers)		$ 13,620
Interest		223
Income from Fidelity Central Funds		2,237
		16,080
Less foreign taxes withheld		(946)
Total income		15,134

Expenses
Management fee Basic fee	$ 7,515
Performance adjustment	(1,187)
Transfer agent fees	1,870
Distribution fees	296
Accounting and security lending fees	405
Custodian fees and expenses	357
Independent trustees' compensation	3
Registration fees	63
Audit	56
Legal	25
Miscellaneous	7
Total expenses before reductions	9,410
Expense reductions	(447)	8,963
Net investment income (loss)		6,171
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1)	158,074
Other affiliated issuers	(6,348)
Foreign currency transactions	(51)
Total net realized gain (loss)		151,675
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $4)	124,308
Assets and liabilities in foreign currencies	91
Total change in net unrealized appreciation (depreciation)		124,399
Net gain (loss)		276,074
Net increase (decrease) in net assets resulting from operations		$ 282,245

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2007	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,171	$ 6,181
Net realized gain (loss)	151,675	461,201
Change in net unrealized appreciation (depreciation)	124,399	(42,338)
Net increase (decrease) in net assets resulting from operations	282,245	425,044
Distributions to shareholders from net investment income	(3,787)	(10,829)
Distributions to shareholders from net realized gain	(351,004)	(234,438)
Total distributions	(354,791)	(245,267)
Share transactions - net increase (decrease)	(158,379)	(456,221)
Redemption fees	121	565
Total increase (decrease) in net assets	(230,804)	(275,879)

Net Assets
Beginning of period	1,936,481	2,212,360
End of period (including undistributed net investment income of $6,154 and undistributed net investment income of $5,133, respectively)	$ 1,705,677	$ 1,936,481

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 28.79	$ 26.69	$ 21.25	$ 17.69	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.05	(.02)	.05	.02	.02 H
Net realized and unrealized gain (loss)	4.24	5.05	6.16	3.83	5.30
Total from investment operations	4.29	5.03	6.21	3.85	5.32
Distributions from net investment income	-	(.05)	(.02)	(.02)	-
Distributions from net realized gain	(5.65)	(2.89)	(.77)	(.31)	-
Total distributions	(5.65)	(2.94)	(.79)	(.33)	-
Redemption fees added to paid in capital E	- K	.01	.02	.04	.02
Net asset value, end of period	$ 27.43	$ 28.79	$ 26.69	$ 21.25	$ 17.69
Total Return B, C, D	17.53%	20.22%	30.16%	22.36%	43.24%
Ratios to Average Net Assets F, J
Expenses before reductions	1.39% A	1.64%	1.66%	1.71%	1.77% A
Expenses net of fee waivers, if any	1.39% A	1.64%	1.66%	1.71%	1.77% A
Expenses net of all reductions	1.34% A	1.58%	1.63%	1.69%	1.74% A
Net investment income (loss)	.40% A	(.08)%	.21%	.09%	.28% A
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 37	$ 35	$ 13	$ 5
Portfolio turnover rate G	63% A	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 28.64	$ 26.57	$ 21.20	$ 17.68	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.02	(.09)	(.01)	(.03)	- H, K
Net realized and unrealized gain (loss)	4.23	5.03	6.12	3.83	5.31
Total from investment operations	4.25	4.94	6.11	3.80	5.31
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	(5.57)	(2.88)	(.76)	(.31)	-
Total distributions	(5.57)	(2.88)	(.76)	(.32)	-
Redemption fees added to paid in capital E	- K	.01	.02	.04	.02
Net asset value, end of period	$ 27.32	$ 28.64	$ 26.57	$ 21.20	$ 17.68
Total Return B, C, D	17.42%	19.93%	29.72%	22.07%	43.16%
Ratios to Average Net Assets F, J
Expenses before reductions	1.62% A	1.89%	1.92%	1.94%	2.12% A
Expenses net of fee waivers, if any	1.62% A	1.89%	1.91%	1.94%	2.12% A
Expenses net of all reductions	1.58% A	1.83%	1.88%	1.92%	2.09% A
Net investment income (loss)	.16% A	(.32)%	(.04)%	(.14)%	(.07)% A
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 42	$ 42	$ 15	$ 4
Portfolio turnover rate G	63% A	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 28.26	$ 26.24	$ 20.99	$ 17.62	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.05)	(.24)	(.14)	(.16)	(.05) H
Net realized and unrealized gain (loss)	4.17	4.98	6.08	3.80	5.30
Total from investment operations	4.12	4.74	5.94	3.64	5.25
Distributions from net realized gain	(5.41)	(2.73)	(.71)	(.31)	-
Redemption fees added to paid in capital E	- K	.01	.02	.04	.02
Net asset value, end of period	$ 26.97	$ 28.26	$ 26.24	$ 20.99	$ 17.62
Total Return B, C, D	17.10%	19.28%	29.13%	21.21%	42.67%
Ratios to Average Net Assets F, J
Expenses before reductions	2.16% A	2.48%	2.49%	2.63%	2.76% A
Expenses net of fee waivers, if any	2.16% A	2.40%	2.43%	2.63%	2.76% A
Expenses net of all reductions	2.11% A	2.34%	2.40%	2.60%	2.73% A
Net investment income (loss)	(.38)% A	(.84)%	(.56)%	(.83)%	(.71)% A
Supplemental Data
Net assets, end of period (in millions)	$ 11	$ 11	$ 13	$ 5	$ 1
Portfolio turnover rate G	63% A	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003 I
Selected Per-Share Data
Net asset value, beginning of period	$ 28.33	$ 26.31	$ 21.04	$ 17.64	$ 12.35
Income from Investment Operations
Net investment income (loss) E	(.04)	(.23)	(.13)	(.12)	(.04) H
Net realized and unrealized gain (loss)	4.18	4.99	6.10	3.80	5.31
Total from investment operations	4.14	4.76	5.97	3.68	5.27
Distributions from net investment income	-	-	-	(.01)	-
Distributions from net realized gain	(5.39)	(2.75)	(.72)	(.31)	-
Total distributions	(5.39)	(2.75)	(.72)	(.32)	-
Redemption fees added to paid in capital E	- K	.01	.02	.04	.02
Net asset value, end of period	$ 27.08	$ 28.33	$ 26.31	$ 21.04	$ 17.64
Total Return B, C, D	17.09%	19.34%	29.22%	21.43%	42.83%
Ratios to Average Net Assets F, J
Expenses before reductions	2.11% A	2.38%	2.41%	2.43%	2.57% A
Expenses net of fee waivers, if any	2.11% A	2.38%	2.41%	2.43%	2.57% A
Expenses net of all reductions	2.06% A	2.32%	2.38%	2.40%	2.55% A
Net investment income (loss)	(.32)% A	(.81)%	(.54)%	(.62)%	(.52)% A
Supplemental Data
Net assets, end of period (in millions)	$ 19	$ 21	$ 25	$ 9	$ 1
Portfolio turnover rate G	63% A	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.01 per share. I For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Small Cap

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003	2002 H
Selected Per-Share Data
Net asset value, beginning of period	$ 29.03	$ 26.89	$ 21.36	$ 17.71	$ 9.87	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.08	.15	.10	.07 G	(.01)
Net realized and unrealized gain (loss)	4.27	5.08	6.19	3.84	7.75	(.12)
Total from investment operations	4.37	5.16	6.34	3.94	7.82	(.13)
Distributions from net investment income	(.07)	(.14)	(.06)	(.02)	-	-
Distributions from net realized gain	(5.67)	(2.89)	(.77)	(.31)	(.02)	-
Total distributions	(5.74)	(3.03)	(.83)	(.33)	(.02)	-
Redemption fees added to paid in capital D	- J	.01	.02	.04	.04	- J
Net asset value, end of period	$ 27.66	$ 29.03	$ 26.89	$ 21.36	$ 17.71	$ 9.87
Total Return B, C	17.73%	20.65%	30.67%	22.84%	79.78%	(1.30)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.04% A	1.28%	1.28%	1.30%	1.54%	13.70% A
Expenses net of fee waivers, if any	1.04% A	1.28%	1.28%	1.30%	1.54%	1.80% A
Expenses net of all reductions	.99% A	1.22%	1.25%	1.28%	1.51%	1.80% A
Net investment income (loss)	.75% A	.29%	.59%	.50%	.46%	(.56)% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,594	$ 1,816	$ 2,090	$ 1,091	$ 547	$ 3
Portfolio turnover rate F	63% A	84%	79%	77%	84%	85% A

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower had certain expenses not been reduced during the periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.03 per share. H For the period September 18, 2002 (commencement of operations) to October 31, 2002. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30,	Years ended October 31,
	2007	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 28.99	$ 26.86	$ 21.36	$ 17.72	$ 12.35
Income from Investment Operations
Net investment income (loss) D	.10	.08	.14	.10	.04 G
Net realized and unrealized gain (loss)	4.26	5.07	6.18	3.84	5.31
Total from investment operations	4.36	5.15	6.32	3.94	5.35
Distributions from net investment income	(.07)	(.14)	(.07)	(.03)	-
Distributions from net realized gain	(5.67)	(2.89)	(.77)	(.31)	-
Total distributions	(5.75)	(3.03)	(.84)	(.34)	-
Redemption fees added to paid in capital D	- J	.01	.02	.04	.02
Net asset value, end of period	$ 27.60	$ 28.99	$ 26.86	$ 21.36	$ 17.72
Total Return B, C	17.72%	20.65%	30.59%	22.84%	43.48%
Ratios to Average Net Assets E, I
Expenses before reductions	1.04% A	1.29%	1.30%	1.32%	1.51% A
Expenses net of fee waivers, if any	1.04% A	1.29%	1.30%	1.32%	1.51% A
Expenses net of all reductions	.99% A	1.23%	1.27%	1.29%	1.48% A
Net investment income (loss)	.75% A	.28%	.57%	.49%	.54% A
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 9	$ 7	$ 3	$ .4
Portfolio turnover rate F	63% A	84%	79%	77%	84% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.01 per share. H For the period May 27, 2003 (commencement of sale of shares) to October 31, 2003.
I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007

(Amounts in thousands except ratios)

1. Organization.

Fidelity International Small Cap Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The Fund is currently closed to most new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Small Cap and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 538,409
Unrealized depreciation	(129,743)
Net unrealized appreciation (depreciation)	$ 408,666
Cost for federal income tax purposes	$ 1,471,668

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $528,824 and $1,014,952, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease.

In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, International Small Cap, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 44	$ 3
Class T	.25%	.25%	98	-
Class B	.75%	.25%	54	41
Class C	.75%	.25%	100	17
			$ 296	$ 61

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	2
Class B*	13
Class C*	2
$ 19

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for International Small Cap. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for International Small Cap shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees- continued

the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 54.30
Class T	58.29
Class B	18.33
Class C	27.28
International Small Cap	1,705.21
Institutional Class	8.20
	$ 1,870

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $667.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $387 for the period. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
International Small Cap	$ 18

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

Semiannual Report

10. Other - continued

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net investment income
Class A	$ -	$ 62
International Small Cap	3,765	10,726
Institutional Class	22	42
Total	$ 3,787	$ 10,829
From net realized gain
Class A	$ 6,864	$ 3,713
Class T	7,706	4,531
Class B	2,092	1,339
Class C	3,882	2,560
International Small Cap	328,782	221,459
Institutional Class	1,678	836
Total	$ 351,004	$ 234,438

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	131	335	$ 3,392	$ 9,788
Reinvestment of distributions	252	125	6,096	3,194
Shares redeemed	(349)	(490)	(9,083)	(14,008)
Net increase (decrease)	34	(30)	$ 405	$ (1,026)
Class T
Shares sold	118	413	$ 3,025	$ 11,877
Reinvestment of distributions	297	165	7,166	4,209
Shares redeemed	(487)	(679)	(12,651)	(19,325)
Net increase (decrease)	(72)	(101)	$ (2,460)	$ (3,239)
Class B
Shares sold	12	69	$ 285	$ 1,926
Reinvestment of distributions	79	48	1,892	1,211
Shares redeemed	(95)	(202)	(2,417)	(5,665)
Net increase (decrease)	(4)	(85)	$ (240)	$ (2,528)
Class C
Shares sold	36	146	$ 896	$ 4,106
Reinvestment of distributions	124	80	2,967	2,033
Shares redeemed	(201)	(431)	(5,148)	(11,929)
Net increase (decrease)	(41)	(205)	$ (1,285)	$ (5,790)
International Small Cap
Shares sold	3,551	17,580	$ 93,299	$ 512,573
Reinvestment of distributions	12,767	8,379	311,000	216,010
Shares redeemed	(21,236)	(41,151)	(557,775)	(1,173,251)
Net increase (decrease)	(4,918)	(15,192)	$ (153,476)	$ (444,668)
Institutional Class
Shares sold	31	124	$ 789	$ 3,656
Reinvestment of distributions	39	20	938	506
Shares redeemed	(117)	(109)	(3,050)	(3,132)
Net increase (decrease)	(47)	35	$ (1,323)	$ 1,030

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Investment Trust and Shareholders of Fidelity International Small Cap Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity International Small Cap Fund (the Fund), a fund of Fidelity Investment Trust, including the schedule of investments as of April 30, 2007, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended April 30, 2007 and for the year ended October 31, 2006, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity International Small Cap Fund as of April 30, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months ended April 30, 2007 and for the year ended October 31, 2006, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

June 20, 2007

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis
Company (formerly Fidelity
Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank

Pittsburgh, PA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AISCI-USAN-0607
1.800646.103

Fidelity®

International Small Cap Opportunities

Fund

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain amounts with a value less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain amounts with a value less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,217.90	$ 9.02
HypotheticalA	$ 1,000.00	$ 1,016.66	$ 8.20
Class T
Actual	$ 1,000.00	$ 1,216.70	$ 10.22
HypotheticalA	$ 1,000.00	$ 1,015.57	$ 9.30
Class B
Actual	$ 1,000.00	$ 1,213.00	$ 13.17
HypotheticalA	$ 1,000.00	$ 1,012.89	$ 11.98
Class C
Actual	$ 1,000.00	$ 1,213.10	$ 13.17
HypotheticalA	$ 1,000.00	$ 1,012.89	$ 11.98
Fidelity International Small Cap Opportunities
Actual	$ 1,000.00	$ 1,219.30	$ 7.15
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.51
Institutional Class
Actual	$ 1,000.00	$ 1,219.40	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.64%
Class T	1.86%
Class B	2.40%
Class C	2.40%
Fidelity International Small Cap Opportunities	1.30%
Institutional Class	1.31%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan 21.0%
Germany 12.9%
United States of America 8.5%
United Kingdom 8.5%
Norway 7.2%
Australia 5.8%
France 4.9%
Netherlands 3.7%
China 2.8%
Other 24.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan 32.7%
Germany 10.3%
United States of America 10.0%
France 6.8%
United Kingdom 6.0%
Australia 5.5%
Spain 4.5%
Italy 3.5%
Sweden 3.4%
Other 17.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.0	99.1
Short-Term Investments and Net Other Assets	1.0	0.9
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Titanium Metals Corp. (United States of America, Metals & Mining)	2.4	3.0
Demag Cranes AG (Germany, Machinery)	2.3	2.0
Lihir Gold Ltd. (Papua New Guinea, Metals & Mining)	2.1	1.0
GEA Group AG (Germany, Machinery)	1.9	1.9
SolarWorld AG (Germany, Electrical Equipment)	1.7	0.5
Renovo Group PLC (United Kingdom, Pharmaceuticals)	1.5	1.8
AGCO Corp. (United States of America, Machinery)	1.5	0.0
Soitec SA (France, Semiconductors & Semiconductor Equipment)	1.5	2.3
Q-Cells AG (Germany, Electrical Equipment)	1.5	0.5
Marine Harvest ASA (Norway, Food Products)	1.5	0.5
	17.9
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	30.5	23.4
Information Technology	15.1	19.3
Financials	12.7	15.0
Materials	11.9	16.5
Consumer Staples	11.4	6.9
Energy	6.7	3.8
Consumer Discretionary	4.3	6.7
Health Care	3.9	5.7
Telecommunication Services	1.9	1.8
Utilities	0.6	0.0

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 5.8%
Babcock & Brown Ltd.	540,000	$ 13,296,335
Boart Longyear Ltd.	10,732,700	17,202,033
CSL Ltd.	101,453	7,353,483
Downer EDI Ltd.	2,852,100	17,740,263
Gunns Ltd.	122,600	351,255
Oxiana Ltd. (d)	7,648,500	19,309,158
Paladin Resources Ltd. (a)(d)	1,285,600	10,249,215
United Group Ltd.	1,106,708	14,429,331
TOTAL AUSTRALIA		99,931,073
Austria - 0.3%
Andritz AG	20,974	5,444,023
Belgium - 0.6%
Delhaize Group	50,000	4,815,000
Umicore SA	28,300	5,735,958
TOTAL BELGIUM		10,550,958
Bermuda - 0.5%
Sinofert Holdings Ltd.	16,782,000	8,624,252
Brazil - 1.5%
Cosan SA Industria E Comercio (a)	1,070,000	21,418,927
Sao Martinho SA	402,100	5,223,823
TOTAL BRAZIL		26,642,750
British Virgin Islands - 0.6%
UraMin, Inc. (a)	1,400,000	8,369,698
UraMin, Inc. (a)(e)	437,900	2,617,922
TOTAL BRITISH VIRGIN ISLANDS		10,987,620
Canada - 1.0%
Lundin Mining Corp. (a)	1,399,000	17,155,050
Cayman Islands - 2.4%
Himax Technologies, Inc. sponsored ADR	3,144,500	18,458,215
New Oriental Education & Technology Group, Inc. sponsored ADR	30,300	1,325,625
Subsea 7, Inc. (a)(d)	300,000	6,151,984
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	434,800	15,774,544
TOTAL CAYMAN ISLANDS		41,710,368
Common Stocks - continued
	Shares	Value
China - 2.8%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,712,196	$ 13,868,788
Comba Telecom Systems Holdings Ltd.	17,158,000	7,457,568
First Tractor Co. Ltd. (H Shares) (a)	9,452,000	4,615,712
Global Bio-Chem Technology Group Co. Ltd.	39,295,300	16,878,410
ZTE Corp. (H Shares)	1,099,000	5,149,005
TOTAL CHINA		47,969,483
Finland - 1.8%
KCI Konecranes Oyj	147,011	5,340,270
Metso Corp. (d)	160,900	8,896,739
Outotec Oyj	390,406	16,989,335
TOTAL FINLAND		31,226,344
France - 4.9%
Alstom SA (a)	62,062	9,315,879
Compagnie des Machines Bull SA (a)	622,340	4,093,362
Compagnie Generale de Geophysique SA (a)	40,902	8,551,396
Eutelsat Communications	200,000	4,964,415
Neopost SA	148,400	21,629,734
Nexans SA	65,000	9,661,095
Soitec SA (a)(d)	1,109,801	26,320,871
TOTAL FRANCE		84,536,752
Germany - 12.9%
AWD Holding AG	235,600	11,953,361
Bilfinger Berger AG	64,200	6,089,585
Demag Cranes AG	600,000	39,922,737
Deutz AG (a)(d)	1,309,962	21,003,996
GEA Group AG (d)	1,134,800	33,448,638
Hochtief AG	64,459	6,816,958
Kontron AG	250,000	4,660,109
MPC Muenchmeyer Petersen Capital AG (d)	21,671	1,877,542
MTU Aero Engines Holding AG (d)	289,350	16,978,421
Q-Cells AG (d)	353,800	25,732,999
SGL Carbon AG (a)	358,908	14,090,564
SolarWorld AG (d)	345,800	29,331,979
Wacker Chemie AG	57,200	10,467,192
TOTAL GERMANY		222,374,081
Common Stocks - continued
	Shares	Value
Greece - 1.1%
Bank of Piraeus	332,950	$ 12,149,147
Hellenic Technodomiki Tev SA	550,000	7,580,353
TOTAL GREECE		19,729,500
India - 0.3%
Bajaj Hindusthan Ltd.	1,200,000	4,726,032
Italy - 1.8%
Banca Italease Spa	339,240	20,641,911
Impregilo Spa (a)	1,200,000	9,807,107
TOTAL ITALY		30,449,018
Japan - 21.0%
Acca Networks Co. Ltd.	2,661	4,230,790
Adeka Corp.	7,700	84,131
Air Water, Inc. (d)	923,000	9,945,906
Asics Corp.	1,223,000	15,401,918
Atrium Co. Ltd. (d)	372,000	10,132,577
Haseko Corp. (a)	1,426,000	4,722,992
Ichiyoshi Securities Co. Ltd.	674,700	10,835,943
Iino Kaiun Kaisha Ltd.	75,000	894,579
Intelligence Ltd. (d)	3,882	10,059,725
Japan Asia Investment Co. Ltd.	366,000	2,108,458
Japan General Estate Co. Ltd.	588,200	12,846,761
Japan Steel Works Ltd.	697,000	8,218,954
JGC Corp.	700,000	10,754,482
Joint Corp. (d)	371,300	12,270,652
Kajima Corp.	800,000	3,938,779
Kenedix, Inc. (d)	2,456	10,760,053
KK daVinci Advisors (a)(d)	17,769	17,906,641
Kurita Water Industries Ltd.	294,000	7,339,967
Leopalace21 Corp.	612,500	20,084,257
Miraial Co. Ltd. (d)	48,400	5,045,232
Mitsumi Electric Co. Ltd.	180,000	6,004,170
Nabtesco Corp.	547,000	7,423,084
Namco Bandai Holdings, Inc.	309,000	5,021,990
Nintendo Co. Ltd.	79,600	24,868,004
Nippon Electric Glass Co. Ltd.	643,500	11,014,648
Organo Corp. (d)	629,000	9,109,665
Risa Partners, Inc. (d)	2,146	5,773,395
SHIMIZU Corp.	700,000	4,340,420
Sojitz Corp. (a)(d)	3,646,300	13,780,970
Sparx Group Co. Ltd. (d)	18,856	11,830,000
Common Stocks - continued
	Shares	Value
Japan - continued
Sumco Corp.	341,100	$ 14,824,159
Sumitomo Bakelite Co. Ltd.	228,000	1,614,287
The Sumitomo Warehouse Co. Ltd.	338,000	2,609,467
Tokai Carbon Co. Ltd. (d)	687,000	5,915,148
Tokuyama Corp.	1,567,000	23,496,292
Tokyo Tatemono Co. Ltd.	1,003,000	14,020,436
Urban Corp.	409,300	5,371,318
Wacom Co. Ltd. (d)	1,700	4,158,345
Yoshinoya D&C Co. Ltd.	4,000	7,892,474
Zenrin Co. Ltd. (d)	196,300	5,467,699
TOTAL JAPAN		362,118,768
Korea (South) - 1.0%
LG Investment & Securities Co. Ltd.	319,120	7,372,021
Samsung Securities Co. Ltd.	157,032	9,179,137
TOTAL KOREA (SOUTH)		16,551,158
Luxembourg - 1.1%
Acergy SA	923,900	19,780,699
Netherlands - 3.7%
Koninklijke Wessanen NV (d)	1,017,015	16,126,453
Nutreco Holding NV (d)	299,000	22,200,118
QIAGEN NV (a)	995,000	17,641,350
Tele Atlas NV (Netherlands) (a)	408,200	8,505,844
TOTAL NETHERLANDS		64,473,765
Norway - 7.2%
Aker Kvaerner ASA	367,500	8,756,177
Cermaq ASA	1,395,000	24,620,544
ElectroMagnetic GeoServices ASA	692,300	14,836,746
Leroy Seafood Group ASA	287,900	6,145,815
Marine Harvest ASA (a)(d)	23,275,000	25,194,729
Norwegian Property ASA	592,400	7,119,594
Petroleum Geo-Services ASA (a)	531,600	14,832,938
ProSafe ASA (d)	665,000	10,361,807
TGS Nopec Geophysical Co. ASA (a)	502,700	11,660,632
TOTAL NORWAY		123,528,982
Common Stocks - continued
	Shares	Value
Papua New Guinea - 2.1%
Lihir Gold Ltd. (a)	13,300,867	$ 32,916,201
Lihir Gold Ltd. sponsored ADR (a)	170,000	4,175,200
TOTAL PAPUA NEW GUINEA		37,091,401
Portugal - 0.8%
Banif SGPS SA	1,382,174	10,769,715
Sonae Industria SGPS SA (a)	300,000	3,831,797
TOTAL PORTUGAL		14,601,512
Singapore - 1.0%
GigaMedia Ltd. (a)	1,212,100	17,066,368
South Africa - 0.3%
Gold Fields Ltd.	314,600	5,653,362
Spain - 2.0%
Abengoa SA	530,324	21,370,274
Tecnicas Reunidas SA	238,735	12,705,333
TOTAL SPAIN		34,075,607
Sweden - 1.7%
Axfood AB	185,000	7,524,591
Bergman & Beving AB (B Shares)	315,000	10,790,409
Lindex AB (d)	780,000	10,594,504
TOTAL SWEDEN		28,909,504
Switzerland - 0.6%
Cytos Biotechnology AG (a)	68,355	9,733,874
Taiwan - 2.2%
Motech Industries, Inc.	807,000	10,016,194
PixArt Imaging, Inc.	1,590,000	19,328,841
Prime View International Co. Ltd. (a)	13,615,000	8,949,843
TOTAL TAIWAN		38,294,878
United Kingdom - 8.5%
ARM Holdings PLC	1,000,000	2,689,260
ARM Holdings PLC sponsored ADR	1,100,000	8,778,000
Autonomy Corp. PLC (a)	978,000	14,773,516
Avis Europe PLC (a)	8,236,998	11,569,800
Clipper Windpower PLC (a)	613,000	10,755,191
Invensys PLC (a)	3,400,000	22,620,777
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Investec PLC	400,000	$ 5,714,428
Laird Group PLC	520,269	5,997,052
Michael Page International PLC	1,169,827	13,484,396
Optos PLC	1,312,400	6,468,353
Premier Foods PLC	1,890,000	11,591,961
Renovo Group PLC	7,458,963	26,844,882
SMG PLC	3,694,300	4,690,471
TOTAL UNITED KINGDOM		145,978,087
United States of America - 7.5%
AGCO Corp. (a)	633,000	26,415,090
Chiquita Brands International, Inc. (d)	1,087,400	16,126,142
Level 3 Communications, Inc. (a)	1,844,600	10,255,976
NII Holdings, Inc. (a)	116,800	8,964,400
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	687,000	14,083,500
Titanium Metals Corp.	1,193,614	41,215,490
Whole Foods Market, Inc.	270,000	12,633,300
TOTAL UNITED STATES OF AMERICA		129,693,898
TOTAL COMMON STOCKS (Cost $1,376,946,957)		1,709,609,167
Money Market Funds - 13.7%

Fidelity Cash Central Fund, 5.29% (b)	4,890,733	4,890,733
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	231,085,753	231,085,753
TOTAL MONEY MARKET FUNDS (Cost $235,976,486)		235,976,486
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $1,612,923,443)		1,945,585,653
NET OTHER ASSETS - (12.7)%		(219,120,195)
NET ASSETS - 100%		$ 1,726,465,458
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,617,922 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
UraMin, Inc.	3/7/07	$ 1,905,029
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 552,878
Fidelity Securities Lending Cash Central Fund	1,492,759
Total	$ 2,045,637
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $516,738 all of which will expire on October 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $219,111,871) - See accompanying schedule: Unaffiliated issuers (cost $1,376,946,957)	$ 1,709,609,167
Fidelity Central Funds (cost $235,976,486)	235,976,486
Total Investments (cost $1,612,923,443)		$ 1,945,585,653
Foreign currency held at value (cost $4,154,073)		4,150,944
Receivable for investments sold		25,733,315
Receivable for fund shares sold		6,213,205
Dividends receivable		3,248,097
Distributions receivable from Fidelity Central Funds		35,751
Prepaid expenses		2,429
Other receivables		575,875
Total assets		1,985,545,269

Liabilities
Payable to custodian bank	$ 731,817
Payable for investments purchased	21,604,500
Payable for fund shares redeemed	3,767,790
Accrued management fee	1,383,607
Distribution fees payable	66,826
Other affiliated payables	349,032
Other payables and accrued expenses	90,486
Collateral on securities loaned, at value	231,085,753
Total liabilities		259,079,811

Net Assets		$ 1,726,465,458
Net Assets consist of:
Paid in capital		$ 1,357,070,235
Undistributed net investment income		2,091,080
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		34,688,942
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		332,615,201
Net Assets		$ 1,726,465,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($52,677,223 ÷ 3,050,862 shares)	$ 17.27

Maximum offering price per share (100/94.25 of $17.27)	$ 18.32
Class T: Net Asset Value and redemption price per share ($44,877,965 ÷ 2,612,880 shares)	$ 17.18

Maximum offering price per share (100/96.50 of $17.18)	$ 17.80
Class B: Net Asset Value and offering price per share ($10,176,925 ÷ 597,645 shares)A	$ 17.03

Class C: Net Asset Value and offering price per share ($36,988,436 ÷ 2,173,407 shares)A	$ 17.02

Fidelity International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($1,562,430,746 ÷ 90,062,997 shares)	$ 17.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,314,163 ÷ 1,113,698 shares)	$ 17.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 10,165,286
Interest		1,862
Income from Fidelity Central Funds (including $1,492,759 from security lending)		2,045,637
		12,212,785
Less foreign taxes withheld		(1,020,077)
Total income		11,192,708

Expenses
Management fee Basic fee	$ 6,011,554
Performance adjustment	916,803
Transfer agent fees	1,522,497
Distribution fees	346,817
Accounting and security lending fees	334,669
Custodian fees and expenses	184,071
Independent trustees' compensation	1,907
Registration fees	91,362
Audit	35,952
Interest	8,660
Miscellaneous	624
Total expenses before reductions	9,454,916
Expense reductions	(353,288)	9,101,628
Net investment income (loss)		2,091,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,678)	41,506,850
Foreign currency transactions	135,722
Total net realized gain (loss)		41,642,572
Change in net unrealized appreciation (depreciation) on: Investment securities	216,230,820
Assets and liabilities in foreign currencies	(45,839)
Total change in net unrealized appreciation (depreciation)		216,184,981
Net gain (loss)		257,827,553
Net increase (decrease) in net assets resulting from operations		$ 259,918,633

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,091,080	$ 3,177,589
Net realized gain (loss)	41,642,572	(953,704)
Change in net unrealized appreciation (depreciation)	216,184,981	115,235,200
Net increase (decrease) in net assets resulting from operations	259,918,633	117,459,085
Distributions to shareholders from net realized gain	-	(90,957)
Share transactions - net increase (decrease)	373,054,828	760,497,703
Redemption fees	316,453	1,853,226
Total increase (decrease) in net assets	633,289,914	879,719,057

Net Assets
Beginning of period	1,093,175,544	213,456,487
End of period (including undistributed net investment income of $2,091,080 and undistributed net investment income of $3,179,958, respectively)	$ 1,726,465,458	$ 1,093,175,544

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.18	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	- J	- J
Net realized and unrealized gain (loss)	3.09	3.74	.40
Total from investment operations	3.09	3.74	.40
Distributions from net realized gain	-	- J	-
Redemption fees added to paid in capital E	- J	.03	.01
Net asset value, end of period	$ 17.27	$ 14.18	$ 10.41
Total Return B, C, D	21.79%	36.25%	4.10%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64% A	1.63%	2.67% A
Expenses net of fee waivers, if any	1.64% A	1.63%	1.65% A
Expenses net of all reductions	1.59% A	1.51%	1.54% A
Net investment income (loss)	.01% A	.02%	(.09)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,677	$ 35,674	$ 5,533
Portfolio turnover rate G	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.12	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	3.08	3.74	.38
Total from investment operations	3.06	3.71	.37
Redemption fees added to paid in capital E	- J	.03	.01
Net asset value, end of period	$ 17.18	$ 14.12	$ 10.38
Total Return B, C, D	21.67%	36.03%	3.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	1.85%	2.92% A
Expenses net of fee waivers, if any	1.86% A	1.85%	1.90% A
Expenses net of all reductions	1.81% A	1.74%	1.78% A
Net investment income (loss)	(.20)% A	(.20)%	(.33)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,878	$ 28,309	$ 2,704
Portfolio turnover rate G	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.04	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.02)
Net realized and unrealized gain (loss)	3.05	3.74	.38
Total from investment operations	2.99	3.64	.36
Redemption fees added to paid in capital E	- J	.03	.01
Net asset value, end of period	$ 17.03	$ 14.04	$ 10.37
Total Return B, C, D	21.30%	35.39%	3.70%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.42% A	2.45%	3.43% A
Expenses net of fee waivers, if any	2.40% A	2.41%	2.40% A
Expenses net of all reductions	2.35% A	2.30%	2.27% A
Net investment income (loss)	(.74)% A	(.76)%	(.82)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,177	$ 7,709	$ 1,705
Portfolio turnover rate G	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.02)
Net realized and unrealized gain (loss)	3.05	3.73	.38
Total from investment operations	2.99	3.63	.36
Redemption fees added to paid in capital E	- J	.03	.01
Net asset value, end of period	$ 17.02	$ 14.03	$ 10.37
Total Return B, C, D	21.31%	35.29%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	2.40% A	2.38%	3.32% A
Expenses net of fee waivers, if any	2.40% A	2.38%	2.40% A
Expenses net of all reductions	2.35% A	2.27%	2.29% A
Net investment income (loss)	(.74)% A	(.73)%	(.84)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,988	$ 26,320	$ 3,317
Portfolio turnover rate G	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity International Small Cap Opportunities

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.23	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.05	- I
Net realized and unrealized gain (loss)	3.09	3.75	.39
Total from investment operations	3.12	3.80	.39
Distibutions from net realized gain	-	-I	-
Redemption fees added to paid in capital D	- I	.03	.01
Net asset value, end of period	$ 17.35	$ 14.23	$ 10.40
Total Return B, C	21.93%	36.86%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	1.30% A	1.28%	2.25% A
Expenses net of fee waivers, if any	1.30% A	1.28%	1.40% A
Expenses net of all reductions	1.25% A	1.16%	1.31% A
Net investment income (loss)	.36% A	.37%	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,562,431	$ 981,210	$ 197,349
Portfolio turnover rate F	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.03	.05	- I
Net realized and unrealized gain (loss)	3.09	3.74	.39
Total from investment operations	3.12	3.79	.39
Distributions from net realized gain	-	- I	-
Redemption fees added to paid in capitalD	- I	.03	.01
Net asset value, end of period	$ 17.34	$ 14.22	$ 10.40
Total ReturnB, C	21.94%	36.77%	4.00%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.31% A	1.25%	2.25% A
Expenses net of fee waivers, if any	1.31% A	1.25%	1.40% A
Expenses net of all reductions	1.26% A	1.14%	1.29% A
Net investment income (loss)	.35% A	.40%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,314	$ 13,954	$ 2,849
Portfolio turnover rate F	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Small Cap Opportunities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 363,356,287
Unrealized depreciation	(35,036,820)
Net unrealized appreciation (depreciation)	$ 328,319,467
Cost for federal income tax purposes	$ 1,617,266,186

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $983,066,059 and $615,148,087, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity International Small Cap Opportunities, as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in August 2006.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .99% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 55,837	$ 5,180
Class T	.25%	.25%	90,180	5,754
Class B	.75%	.25%	45,903	35,586
Class C	.75%	.25%	154,897	82,432
			$ 346,817	$ 128,952

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38,685
Class T	9,265
Class B*	10,152
Class C*	3,850
$ 61,943

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Fidelity International Small Cap Opportunities. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity International Small Cap Opportunities shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 67,680.30
Class T	48,650.27
Class B	15,365.33
Class C	47,782.31
Fidelity International Small Cap Opportunities	1,325,436.21
Institutional Class	17,584.22
	$ 1,522,497

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,483,750	5.38%	$ 8,660

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,559 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.40%	$ 1,244

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $346,228 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity International Small Cap Opportunities	$ 2,408

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net realized gain
Class A	$ -	$ 2,067
Fidelity International Small Cap Opportunities	-	87,898
Institutional Class	-	992
Total	$ -	$ 90,957

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	971,993	2,562,140	$ 15,527,161	$ 35,143,597
Reinvestment of distributions	-	162	-	1,916
Shares redeemed	(436,554)	(578,488)	(6,931,319)	(7,816,655)
Net increase (decrease)	535,439	1,983,814	$ 8,595,842	$ 27,328,858
Class T
Shares sold	926,488	1,977,012	$ 14,862,227	$ 27,202,466
Shares redeemed	(317,990)	(233,065)	(5,035,335)	(3,118,693)
Net increase (decrease)	608,498	1,743,947	$ 9,826,892	$ 24,083,773
Class B
Shares sold	185,699	498,394	$ 2,920,304	$ 6,815,227
Shares redeemed	(137,158)	(113,628)	(2,169,854)	(1,550,424)
Net increase (decrease)	48,541	384,766	$ 750,450	$ 5,264,803
Class C
Shares sold	563,665	1,745,210	$ 9,081,606	$ 24,032,601
Shares redeemed	(266,143)	(189,077)	(4,152,142)	(2,515,739)
Net increase (decrease)	297,522	1,556,133	$ 4,929,464	$ 21,516,862
Fidelity International Small Cap Opportunities
Shares sold	36,729,687	93,068,555	$ 594,035,589	$ 1,259,777,775
Reinvestment of distributions	-	6,974	-	82,435
Shares redeemed	(15,644,108)	(43,072,008)	(247,361,233)	(586,736,058)
Net increase (decrease)	21,085,579	50,003,521	$ 346,674,356	$ 673,124,152
Institutional Class
Shares sold	346,774	1,299,662	$ 5,680,374	$ 17,883,260
Reinvestment of distributions	-	83	-	980
Shares redeemed	(214,261)	(592,563)	(3,402,550)	(8,704,985)
Net increase (decrease)	132,513	707,182	$ 2,277,824	$ 9,179,255

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

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The Northern Trust Company

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ILS-USAN-0607
1.815077.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Small Cap Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B
and Class C are classes of
Fidelity® International
Small Cap Opportunities Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain amounts with a value less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain amounts with a value less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,217.90	$ 9.02
HypotheticalA	$ 1,000.00	$ 1,016.66	$ 8.20
Class T
Actual	$ 1,000.00	$ 1,216.70	$ 10.22
HypotheticalA	$ 1,000.00	$ 1,015.57	$ 9.30
Class B
Actual	$ 1,000.00	$ 1,213.00	$ 13.17
HypotheticalA	$ 1,000.00	$ 1,012.89	$ 11.98
Class C
Actual	$ 1,000.00	$ 1,213.10	$ 13.17
HypotheticalA	$ 1,000.00	$ 1,012.89	$ 11.98
Fidelity International Small Cap Opportunities
Actual	$ 1,000.00	$ 1,219.30	$ 7.15
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.51
Institutional Class
Actual	$ 1,000.00	$ 1,219.40	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.64%
Class T	1.86%
Class B	2.40%
Class C	2.40%
Fidelity International Small Cap Opportunities	1.30%
Institutional Class	1.31%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan 21.0%
Germany 12.9%
United States of America 8.5%
United Kingdom 8.5%
Norway 7.2%
Australia 5.8%
France 4.9%
Netherlands 3.7%
China 2.8%
Other 24.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan 32.7%
Germany 10.3%
United States of America 10.0%
France 6.8%
United Kingdom 6.0%
Australia 5.5%
Spain 4.5%
Italy 3.5%
Sweden 3.4%
Other 17.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.0	99.1
Short-Term Investments and Net Other Assets	1.0	0.9
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Titanium Metals Corp. (United States of America, Metals & Mining)	2.4	3.0
Demag Cranes AG (Germany, Machinery)	2.3	2.0
Lihir Gold Ltd. (Papua New Guinea, Metals & Mining)	2.1	1.0
GEA Group AG (Germany, Machinery)	1.9	1.9
SolarWorld AG (Germany, Electrical Equipment)	1.7	0.5
Renovo Group PLC (United Kingdom, Pharmaceuticals)	1.5	1.8
AGCO Corp. (United States of America, Machinery)	1.5	0.0
Soitec SA (France, Semiconductors & Semiconductor Equipment)	1.5	2.3
Q-Cells AG (Germany, Electrical Equipment)	1.5	0.5
Marine Harvest ASA (Norway, Food Products)	1.5	0.5
	17.9
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	30.5	23.4
Information Technology	15.1	19.3
Financials	12.7	15.0
Materials	11.9	16.5
Consumer Staples	11.4	6.9
Energy	6.7	3.8
Consumer Discretionary	4.3	6.7
Health Care	3.9	5.7
Telecommunication Services	1.9	1.8
Utilities	0.6	0.0

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 5.8%
Babcock & Brown Ltd.	540,000	$ 13,296,335
Boart Longyear Ltd.	10,732,700	17,202,033
CSL Ltd.	101,453	7,353,483
Downer EDI Ltd.	2,852,100	17,740,263
Gunns Ltd.	122,600	351,255
Oxiana Ltd. (d)	7,648,500	19,309,158
Paladin Resources Ltd. (a)(d)	1,285,600	10,249,215
United Group Ltd.	1,106,708	14,429,331
TOTAL AUSTRALIA		99,931,073
Austria - 0.3%
Andritz AG	20,974	5,444,023
Belgium - 0.6%
Delhaize Group	50,000	4,815,000
Umicore SA	28,300	5,735,958
TOTAL BELGIUM		10,550,958
Bermuda - 0.5%
Sinofert Holdings Ltd.	16,782,000	8,624,252
Brazil - 1.5%
Cosan SA Industria E Comercio (a)	1,070,000	21,418,927
Sao Martinho SA	402,100	5,223,823
TOTAL BRAZIL		26,642,750
British Virgin Islands - 0.6%
UraMin, Inc. (a)	1,400,000	8,369,698
UraMin, Inc. (a)(e)	437,900	2,617,922
TOTAL BRITISH VIRGIN ISLANDS		10,987,620
Canada - 1.0%
Lundin Mining Corp. (a)	1,399,000	17,155,050
Cayman Islands - 2.4%
Himax Technologies, Inc. sponsored ADR	3,144,500	18,458,215
New Oriental Education & Technology Group, Inc. sponsored ADR	30,300	1,325,625
Subsea 7, Inc. (a)(d)	300,000	6,151,984
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	434,800	15,774,544
TOTAL CAYMAN ISLANDS		41,710,368
Common Stocks - continued
	Shares	Value
China - 2.8%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,712,196	$ 13,868,788
Comba Telecom Systems Holdings Ltd.	17,158,000	7,457,568
First Tractor Co. Ltd. (H Shares) (a)	9,452,000	4,615,712
Global Bio-Chem Technology Group Co. Ltd.	39,295,300	16,878,410
ZTE Corp. (H Shares)	1,099,000	5,149,005
TOTAL CHINA		47,969,483
Finland - 1.8%
KCI Konecranes Oyj	147,011	5,340,270
Metso Corp. (d)	160,900	8,896,739
Outotec Oyj	390,406	16,989,335
TOTAL FINLAND		31,226,344
France - 4.9%
Alstom SA (a)	62,062	9,315,879
Compagnie des Machines Bull SA (a)	622,340	4,093,362
Compagnie Generale de Geophysique SA (a)	40,902	8,551,396
Eutelsat Communications	200,000	4,964,415
Neopost SA	148,400	21,629,734
Nexans SA	65,000	9,661,095
Soitec SA (a)(d)	1,109,801	26,320,871
TOTAL FRANCE		84,536,752
Germany - 12.9%
AWD Holding AG	235,600	11,953,361
Bilfinger Berger AG	64,200	6,089,585
Demag Cranes AG	600,000	39,922,737
Deutz AG (a)(d)	1,309,962	21,003,996
GEA Group AG (d)	1,134,800	33,448,638
Hochtief AG	64,459	6,816,958
Kontron AG	250,000	4,660,109
MPC Muenchmeyer Petersen Capital AG (d)	21,671	1,877,542
MTU Aero Engines Holding AG (d)	289,350	16,978,421
Q-Cells AG (d)	353,800	25,732,999
SGL Carbon AG (a)	358,908	14,090,564
SolarWorld AG (d)	345,800	29,331,979
Wacker Chemie AG	57,200	10,467,192
TOTAL GERMANY		222,374,081
Common Stocks - continued
	Shares	Value
Greece - 1.1%
Bank of Piraeus	332,950	$ 12,149,147
Hellenic Technodomiki Tev SA	550,000	7,580,353
TOTAL GREECE		19,729,500
India - 0.3%
Bajaj Hindusthan Ltd.	1,200,000	4,726,032
Italy - 1.8%
Banca Italease Spa	339,240	20,641,911
Impregilo Spa (a)	1,200,000	9,807,107
TOTAL ITALY		30,449,018
Japan - 21.0%
Acca Networks Co. Ltd.	2,661	4,230,790
Adeka Corp.	7,700	84,131
Air Water, Inc. (d)	923,000	9,945,906
Asics Corp.	1,223,000	15,401,918
Atrium Co. Ltd. (d)	372,000	10,132,577
Haseko Corp. (a)	1,426,000	4,722,992
Ichiyoshi Securities Co. Ltd.	674,700	10,835,943
Iino Kaiun Kaisha Ltd.	75,000	894,579
Intelligence Ltd. (d)	3,882	10,059,725
Japan Asia Investment Co. Ltd.	366,000	2,108,458
Japan General Estate Co. Ltd.	588,200	12,846,761
Japan Steel Works Ltd.	697,000	8,218,954
JGC Corp.	700,000	10,754,482
Joint Corp. (d)	371,300	12,270,652
Kajima Corp.	800,000	3,938,779
Kenedix, Inc. (d)	2,456	10,760,053
KK daVinci Advisors (a)(d)	17,769	17,906,641
Kurita Water Industries Ltd.	294,000	7,339,967
Leopalace21 Corp.	612,500	20,084,257
Miraial Co. Ltd. (d)	48,400	5,045,232
Mitsumi Electric Co. Ltd.	180,000	6,004,170
Nabtesco Corp.	547,000	7,423,084
Namco Bandai Holdings, Inc.	309,000	5,021,990
Nintendo Co. Ltd.	79,600	24,868,004
Nippon Electric Glass Co. Ltd.	643,500	11,014,648
Organo Corp. (d)	629,000	9,109,665
Risa Partners, Inc. (d)	2,146	5,773,395
SHIMIZU Corp.	700,000	4,340,420
Sojitz Corp. (a)(d)	3,646,300	13,780,970
Sparx Group Co. Ltd. (d)	18,856	11,830,000
Common Stocks - continued
	Shares	Value
Japan - continued
Sumco Corp.	341,100	$ 14,824,159
Sumitomo Bakelite Co. Ltd.	228,000	1,614,287
The Sumitomo Warehouse Co. Ltd.	338,000	2,609,467
Tokai Carbon Co. Ltd. (d)	687,000	5,915,148
Tokuyama Corp.	1,567,000	23,496,292
Tokyo Tatemono Co. Ltd.	1,003,000	14,020,436
Urban Corp.	409,300	5,371,318
Wacom Co. Ltd. (d)	1,700	4,158,345
Yoshinoya D&C Co. Ltd.	4,000	7,892,474
Zenrin Co. Ltd. (d)	196,300	5,467,699
TOTAL JAPAN		362,118,768
Korea (South) - 1.0%
LG Investment & Securities Co. Ltd.	319,120	7,372,021
Samsung Securities Co. Ltd.	157,032	9,179,137
TOTAL KOREA (SOUTH)		16,551,158
Luxembourg - 1.1%
Acergy SA	923,900	19,780,699
Netherlands - 3.7%
Koninklijke Wessanen NV (d)	1,017,015	16,126,453
Nutreco Holding NV (d)	299,000	22,200,118
QIAGEN NV (a)	995,000	17,641,350
Tele Atlas NV (Netherlands) (a)	408,200	8,505,844
TOTAL NETHERLANDS		64,473,765
Norway - 7.2%
Aker Kvaerner ASA	367,500	8,756,177
Cermaq ASA	1,395,000	24,620,544
ElectroMagnetic GeoServices ASA	692,300	14,836,746
Leroy Seafood Group ASA	287,900	6,145,815
Marine Harvest ASA (a)(d)	23,275,000	25,194,729
Norwegian Property ASA	592,400	7,119,594
Petroleum Geo-Services ASA (a)	531,600	14,832,938
ProSafe ASA (d)	665,000	10,361,807
TGS Nopec Geophysical Co. ASA (a)	502,700	11,660,632
TOTAL NORWAY		123,528,982
Common Stocks - continued
	Shares	Value
Papua New Guinea - 2.1%
Lihir Gold Ltd. (a)	13,300,867	$ 32,916,201
Lihir Gold Ltd. sponsored ADR (a)	170,000	4,175,200
TOTAL PAPUA NEW GUINEA		37,091,401
Portugal - 0.8%
Banif SGPS SA	1,382,174	10,769,715
Sonae Industria SGPS SA (a)	300,000	3,831,797
TOTAL PORTUGAL		14,601,512
Singapore - 1.0%
GigaMedia Ltd. (a)	1,212,100	17,066,368
South Africa - 0.3%
Gold Fields Ltd.	314,600	5,653,362
Spain - 2.0%
Abengoa SA	530,324	21,370,274
Tecnicas Reunidas SA	238,735	12,705,333
TOTAL SPAIN		34,075,607
Sweden - 1.7%
Axfood AB	185,000	7,524,591
Bergman & Beving AB (B Shares)	315,000	10,790,409
Lindex AB (d)	780,000	10,594,504
TOTAL SWEDEN		28,909,504
Switzerland - 0.6%
Cytos Biotechnology AG (a)	68,355	9,733,874
Taiwan - 2.2%
Motech Industries, Inc.	807,000	10,016,194
PixArt Imaging, Inc.	1,590,000	19,328,841
Prime View International Co. Ltd. (a)	13,615,000	8,949,843
TOTAL TAIWAN		38,294,878
United Kingdom - 8.5%
ARM Holdings PLC	1,000,000	2,689,260
ARM Holdings PLC sponsored ADR	1,100,000	8,778,000
Autonomy Corp. PLC (a)	978,000	14,773,516
Avis Europe PLC (a)	8,236,998	11,569,800
Clipper Windpower PLC (a)	613,000	10,755,191
Invensys PLC (a)	3,400,000	22,620,777
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Investec PLC	400,000	$ 5,714,428
Laird Group PLC	520,269	5,997,052
Michael Page International PLC	1,169,827	13,484,396
Optos PLC	1,312,400	6,468,353
Premier Foods PLC	1,890,000	11,591,961
Renovo Group PLC	7,458,963	26,844,882
SMG PLC	3,694,300	4,690,471
TOTAL UNITED KINGDOM		145,978,087
United States of America - 7.5%
AGCO Corp. (a)	633,000	26,415,090
Chiquita Brands International, Inc. (d)	1,087,400	16,126,142
Level 3 Communications, Inc. (a)	1,844,600	10,255,976
NII Holdings, Inc. (a)	116,800	8,964,400
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	687,000	14,083,500
Titanium Metals Corp.	1,193,614	41,215,490
Whole Foods Market, Inc.	270,000	12,633,300
TOTAL UNITED STATES OF AMERICA		129,693,898
TOTAL COMMON STOCKS (Cost $1,376,946,957)		1,709,609,167
Money Market Funds - 13.7%

Fidelity Cash Central Fund, 5.29% (b)	4,890,733	4,890,733
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	231,085,753	231,085,753
TOTAL MONEY MARKET FUNDS (Cost $235,976,486)		235,976,486
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $1,612,923,443)		1,945,585,653
NET OTHER ASSETS - (12.7)%		(219,120,195)
NET ASSETS - 100%		$ 1,726,465,458
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,617,922 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
UraMin, Inc.	3/7/07	$ 1,905,029
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 552,878
Fidelity Securities Lending Cash Central Fund	1,492,759
Total	$ 2,045,637
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $516,738 all of which will expire on October 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $219,111,871) - See accompanying schedule: Unaffiliated issuers (cost $1,376,946,957)	$ 1,709,609,167
Fidelity Central Funds (cost $235,976,486)	235,976,486
Total Investments (cost $1,612,923,443)		$ 1,945,585,653
Foreign currency held at value (cost $4,154,073)		4,150,944
Receivable for investments sold		25,733,315
Receivable for fund shares sold		6,213,205
Dividends receivable		3,248,097
Distributions receivable from Fidelity Central Funds		35,751
Prepaid expenses		2,429
Other receivables		575,875
Total assets		1,985,545,269

Liabilities
Payable to custodian bank	$ 731,817
Payable for investments purchased	21,604,500
Payable for fund shares redeemed	3,767,790
Accrued management fee	1,383,607
Distribution fees payable	66,826
Other affiliated payables	349,032
Other payables and accrued expenses	90,486
Collateral on securities loaned, at value	231,085,753
Total liabilities		259,079,811

Net Assets		$ 1,726,465,458
Net Assets consist of:
Paid in capital		$ 1,357,070,235
Undistributed net investment income		2,091,080
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		34,688,942
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		332,615,201
Net Assets		$ 1,726,465,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($52,677,223 ÷ 3,050,862 shares)	$ 17.27

Maximum offering price per share (100/94.25 of $17.27)	$ 18.32
Class T: Net Asset Value and redemption price per share ($44,877,965 ÷ 2,612,880 shares)	$ 17.18

Maximum offering price per share (100/96.50 of $17.18)	$ 17.80
Class B: Net Asset Value and offering price per share ($10,176,925 ÷ 597,645 shares)A	$ 17.03

Class C: Net Asset Value and offering price per share ($36,988,436 ÷ 2,173,407 shares)A	$ 17.02

Fidelity International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($1,562,430,746 ÷ 90,062,997 shares)	$ 17.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,314,163 ÷ 1,113,698 shares)	$ 17.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 10,165,286
Interest		1,862
Income from Fidelity Central Funds (including $1,492,759 from security lending)		2,045,637
		12,212,785
Less foreign taxes withheld		(1,020,077)
Total income		11,192,708

Expenses
Management fee Basic fee	$ 6,011,554
Performance adjustment	916,803
Transfer agent fees	1,522,497
Distribution fees	346,817
Accounting and security lending fees	334,669
Custodian fees and expenses	184,071
Independent trustees' compensation	1,907
Registration fees	91,362
Audit	35,952
Interest	8,660
Miscellaneous	624
Total expenses before reductions	9,454,916
Expense reductions	(353,288)	9,101,628
Net investment income (loss)		2,091,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,678)	41,506,850
Foreign currency transactions	135,722
Total net realized gain (loss)		41,642,572
Change in net unrealized appreciation (depreciation) on: Investment securities	216,230,820
Assets and liabilities in foreign currencies	(45,839)
Total change in net unrealized appreciation (depreciation)		216,184,981
Net gain (loss)		257,827,553
Net increase (decrease) in net assets resulting from operations		$ 259,918,633

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,091,080	$ 3,177,589
Net realized gain (loss)	41,642,572	(953,704)
Change in net unrealized appreciation (depreciation)	216,184,981	115,235,200
Net increase (decrease) in net assets resulting from operations	259,918,633	117,459,085
Distributions to shareholders from net realized gain	-	(90,957)
Share transactions - net increase (decrease)	373,054,828	760,497,703
Redemption fees	316,453	1,853,226
Total increase (decrease) in net assets	633,289,914	879,719,057

Net Assets
Beginning of period	1,093,175,544	213,456,487
End of period (including undistributed net investment income of $2,091,080 and undistributed net investment income of $3,179,958, respectively)	$ 1,726,465,458	$ 1,093,175,544

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.18	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	- J	- J
Net realized and unrealized gain (loss)	3.09	3.74	.40
Total from investment operations	3.09	3.74	.40
Distributions from net realized gain	-	- J	-
Redemption fees added to paid in capital E	- J	.03	.01
Net asset value, end of period	$ 17.27	$ 14.18	$ 10.41
Total Return B, C, D	21.79%	36.25%	4.10%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64% A	1.63%	2.67% A
Expenses net of fee waivers, if any	1.64% A	1.63%	1.65% A
Expenses net of all reductions	1.59% A	1.51%	1.54% A
Net investment income (loss)	.01% A	.02%	(.09)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,677	$ 35,674	$ 5,533
Portfolio turnover rate G	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.12	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	3.08	3.74	.38
Total from investment operations	3.06	3.71	.37
Redemption fees added to paid in capital E	- J	.03	.01
Net asset value, end of period	$ 17.18	$ 14.12	$ 10.38
Total Return B, C, D	21.67%	36.03%	3.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	1.85%	2.92% A
Expenses net of fee waivers, if any	1.86% A	1.85%	1.90% A
Expenses net of all reductions	1.81% A	1.74%	1.78% A
Net investment income (loss)	(.20)% A	(.20)%	(.33)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,878	$ 28,309	$ 2,704
Portfolio turnover rate G	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.04	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.02)
Net realized and unrealized gain (loss)	3.05	3.74	.38
Total from investment operations	2.99	3.64	.36
Redemption fees added to paid in capital E	- J	.03	.01
Net asset value, end of period	$ 17.03	$ 14.04	$ 10.37
Total Return B, C, D	21.30%	35.39%	3.70%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.42% A	2.45%	3.43% A
Expenses net of fee waivers, if any	2.40% A	2.41%	2.40% A
Expenses net of all reductions	2.35% A	2.30%	2.27% A
Net investment income (loss)	(.74)% A	(.76)%	(.82)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,177	$ 7,709	$ 1,705
Portfolio turnover rate G	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.02)
Net realized and unrealized gain (loss)	3.05	3.73	.38
Total from investment operations	2.99	3.63	.36
Redemption fees added to paid in capital E	- J	.03	.01
Net asset value, end of period	$ 17.02	$ 14.03	$ 10.37
Total Return B, C, D	21.31%	35.29%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	2.40% A	2.38%	3.32% A
Expenses net of fee waivers, if any	2.40% A	2.38%	2.40% A
Expenses net of all reductions	2.35% A	2.27%	2.29% A
Net investment income (loss)	(.74)% A	(.73)%	(.84)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,988	$ 26,320	$ 3,317
Portfolio turnover rate G	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity International Small Cap Opportunities

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.23	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.05	- I
Net realized and unrealized gain (loss)	3.09	3.75	.39
Total from investment operations	3.12	3.80	.39
Distibutions from net realized gain	-	-I	-
Redemption fees added to paid in capital D	- I	.03	.01
Net asset value, end of period	$ 17.35	$ 14.23	$ 10.40
Total Return B, C	21.93%	36.86%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	1.30% A	1.28%	2.25% A
Expenses net of fee waivers, if any	1.30% A	1.28%	1.40% A
Expenses net of all reductions	1.25% A	1.16%	1.31% A
Net investment income (loss)	.36% A	.37%	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,562,431	$ 981,210	$ 197,349
Portfolio turnover rate F	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.03	.05	- I
Net realized and unrealized gain (loss)	3.09	3.74	.39
Total from investment operations	3.12	3.79	.39
Distributions from net realized gain	-	- I	-
Redemption fees added to paid in capitalD	- I	.03	.01
Net asset value, end of period	$ 17.34	$ 14.22	$ 10.40
Total ReturnB, C	21.94%	36.77%	4.00%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.31% A	1.25%	2.25% A
Expenses net of fee waivers, if any	1.31% A	1.25%	1.40% A
Expenses net of all reductions	1.26% A	1.14%	1.29% A
Net investment income (loss)	.35% A	.40%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,314	$ 13,954	$ 2,849
Portfolio turnover rate F	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Small Cap Opportunities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 363,356,287
Unrealized depreciation	(35,036,820)
Net unrealized appreciation (depreciation)	$ 328,319,467
Cost for federal income tax purposes	$ 1,617,266,186

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $983,066,059 and $615,148,087, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity International Small Cap Opportunities, as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in August 2006.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .99% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 55,837	$ 5,180
Class T	.25%	.25%	90,180	5,754
Class B	.75%	.25%	45,903	35,586
Class C	.75%	.25%	154,897	82,432
			$ 346,817	$ 128,952

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38,685
Class T	9,265
Class B*	10,152
Class C*	3,850
$ 61,943

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Fidelity International Small Cap Opportunities. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity International Small Cap Opportunities shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 67,680.30
Class T	48,650.27
Class B	15,365.33
Class C	47,782.31
Fidelity International Small Cap Opportunities	1,325,436.21
Institutional Class	17,584.22
	$ 1,522,497

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,483,750	5.38%	$ 8,660

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,559 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.40%	$ 1,244

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $346,228 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity International Small Cap Opportunities	$ 2,408

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net realized gain
Class A	$ -	$ 2,067
Fidelity International Small Cap Opportunities	-	87,898
Institutional Class	-	992
Total	$ -	$ 90,957

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	971,993	2,562,140	$ 15,527,161	$ 35,143,597
Reinvestment of distributions	-	162	-	1,916
Shares redeemed	(436,554)	(578,488)	(6,931,319)	(7,816,655)
Net increase (decrease)	535,439	1,983,814	$ 8,595,842	$ 27,328,858
Class T
Shares sold	926,488	1,977,012	$ 14,862,227	$ 27,202,466
Shares redeemed	(317,990)	(233,065)	(5,035,335)	(3,118,693)
Net increase (decrease)	608,498	1,743,947	$ 9,826,892	$ 24,083,773
Class B
Shares sold	185,699	498,394	$ 2,920,304	$ 6,815,227
Shares redeemed	(137,158)	(113,628)	(2,169,854)	(1,550,424)
Net increase (decrease)	48,541	384,766	$ 750,450	$ 5,264,803
Class C
Shares sold	563,665	1,745,210	$ 9,081,606	$ 24,032,601
Shares redeemed	(266,143)	(189,077)	(4,152,142)	(2,515,739)
Net increase (decrease)	297,522	1,556,133	$ 4,929,464	$ 21,516,862
Fidelity International Small Cap Opportunities
Shares sold	36,729,687	93,068,555	$ 594,035,589	$ 1,259,777,775
Reinvestment of distributions	-	6,974	-	82,435
Shares redeemed	(15,644,108)	(43,072,008)	(247,361,233)	(586,736,058)
Net increase (decrease)	21,085,579	50,003,521	$ 346,674,356	$ 673,124,152
Institutional Class
Shares sold	346,774	1,299,662	$ 5,680,374	$ 17,883,260
Reinvestment of distributions	-	83	-	980
Shares redeemed	(214,261)	(592,563)	(3,402,550)	(8,704,985)
Net increase (decrease)	132,513	707,182	$ 2,277,824	$ 9,179,255

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AILS-USAN-0607
1.815093.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Small Cap Opportunities

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
International Small Cap
Opportunities Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain amounts with a value less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain amounts with a value less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,217.90	$ 9.02
HypotheticalA	$ 1,000.00	$ 1,016.66	$ 8.20
Class T
Actual	$ 1,000.00	$ 1,216.70	$ 10.22
HypotheticalA	$ 1,000.00	$ 1,015.57	$ 9.30
Class B
Actual	$ 1,000.00	$ 1,213.00	$ 13.17
HypotheticalA	$ 1,000.00	$ 1,012.89	$ 11.98
Class C
Actual	$ 1,000.00	$ 1,213.10	$ 13.17
HypotheticalA	$ 1,000.00	$ 1,012.89	$ 11.98
Fidelity International Small Cap Opportunities
Actual	$ 1,000.00	$ 1,219.30	$ 7.15
HypotheticalA	$ 1,000.00	$ 1,018.35	$ 6.51
Institutional Class
Actual	$ 1,000.00	$ 1,219.40	$ 7.21
HypotheticalA	$ 1,000.00	$ 1,018.30	$ 6.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.64%
Class T	1.86%
Class B	2.40%
Class C	2.40%
Fidelity International Small Cap Opportunities	1.30%
Institutional Class	1.31%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan 21.0%
Germany 12.9%
United States of America 8.5%
United Kingdom 8.5%
Norway 7.2%
Australia 5.8%
France 4.9%
Netherlands 3.7%
China 2.8%
Other 24.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan 32.7%
Germany 10.3%
United States of America 10.0%
France 6.8%
United Kingdom 6.0%
Australia 5.5%
Spain 4.5%
Italy 3.5%
Sweden 3.4%
Other 17.3%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	99.0	99.1
Short-Term Investments and Net Other Assets	1.0	0.9
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Titanium Metals Corp. (United States of America, Metals & Mining)	2.4	3.0
Demag Cranes AG (Germany, Machinery)	2.3	2.0
Lihir Gold Ltd. (Papua New Guinea, Metals & Mining)	2.1	1.0
GEA Group AG (Germany, Machinery)	1.9	1.9
SolarWorld AG (Germany, Electrical Equipment)	1.7	0.5
Renovo Group PLC (United Kingdom, Pharmaceuticals)	1.5	1.8
AGCO Corp. (United States of America, Machinery)	1.5	0.0
Soitec SA (France, Semiconductors & Semiconductor Equipment)	1.5	2.3
Q-Cells AG (Germany, Electrical Equipment)	1.5	0.5
Marine Harvest ASA (Norway, Food Products)	1.5	0.5
	17.9
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	30.5	23.4
Information Technology	15.1	19.3
Financials	12.7	15.0
Materials	11.9	16.5
Consumer Staples	11.4	6.9
Energy	6.7	3.8
Consumer Discretionary	4.3	6.7
Health Care	3.9	5.7
Telecommunication Services	1.9	1.8
Utilities	0.6	0.0

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 5.8%
Babcock & Brown Ltd.	540,000	$ 13,296,335
Boart Longyear Ltd.	10,732,700	17,202,033
CSL Ltd.	101,453	7,353,483
Downer EDI Ltd.	2,852,100	17,740,263
Gunns Ltd.	122,600	351,255
Oxiana Ltd. (d)	7,648,500	19,309,158
Paladin Resources Ltd. (a)(d)	1,285,600	10,249,215
United Group Ltd.	1,106,708	14,429,331
TOTAL AUSTRALIA		99,931,073
Austria - 0.3%
Andritz AG	20,974	5,444,023
Belgium - 0.6%
Delhaize Group	50,000	4,815,000
Umicore SA	28,300	5,735,958
TOTAL BELGIUM		10,550,958
Bermuda - 0.5%
Sinofert Holdings Ltd.	16,782,000	8,624,252
Brazil - 1.5%
Cosan SA Industria E Comercio (a)	1,070,000	21,418,927
Sao Martinho SA	402,100	5,223,823
TOTAL BRAZIL		26,642,750
British Virgin Islands - 0.6%
UraMin, Inc. (a)	1,400,000	8,369,698
UraMin, Inc. (a)(e)	437,900	2,617,922
TOTAL BRITISH VIRGIN ISLANDS		10,987,620
Canada - 1.0%
Lundin Mining Corp. (a)	1,399,000	17,155,050
Cayman Islands - 2.4%
Himax Technologies, Inc. sponsored ADR	3,144,500	18,458,215
New Oriental Education & Technology Group, Inc. sponsored ADR	30,300	1,325,625
Subsea 7, Inc. (a)(d)	300,000	6,151,984
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	434,800	15,774,544
TOTAL CAYMAN ISLANDS		41,710,368
Common Stocks - continued
	Shares	Value
China - 2.8%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,712,196	$ 13,868,788
Comba Telecom Systems Holdings Ltd.	17,158,000	7,457,568
First Tractor Co. Ltd. (H Shares) (a)	9,452,000	4,615,712
Global Bio-Chem Technology Group Co. Ltd.	39,295,300	16,878,410
ZTE Corp. (H Shares)	1,099,000	5,149,005
TOTAL CHINA		47,969,483
Finland - 1.8%
KCI Konecranes Oyj	147,011	5,340,270
Metso Corp. (d)	160,900	8,896,739
Outotec Oyj	390,406	16,989,335
TOTAL FINLAND		31,226,344
France - 4.9%
Alstom SA (a)	62,062	9,315,879
Compagnie des Machines Bull SA (a)	622,340	4,093,362
Compagnie Generale de Geophysique SA (a)	40,902	8,551,396
Eutelsat Communications	200,000	4,964,415
Neopost SA	148,400	21,629,734
Nexans SA	65,000	9,661,095
Soitec SA (a)(d)	1,109,801	26,320,871
TOTAL FRANCE		84,536,752
Germany - 12.9%
AWD Holding AG	235,600	11,953,361
Bilfinger Berger AG	64,200	6,089,585
Demag Cranes AG	600,000	39,922,737
Deutz AG (a)(d)	1,309,962	21,003,996
GEA Group AG (d)	1,134,800	33,448,638
Hochtief AG	64,459	6,816,958
Kontron AG	250,000	4,660,109
MPC Muenchmeyer Petersen Capital AG (d)	21,671	1,877,542
MTU Aero Engines Holding AG (d)	289,350	16,978,421
Q-Cells AG (d)	353,800	25,732,999
SGL Carbon AG (a)	358,908	14,090,564
SolarWorld AG (d)	345,800	29,331,979
Wacker Chemie AG	57,200	10,467,192
TOTAL GERMANY		222,374,081
Common Stocks - continued
	Shares	Value
Greece - 1.1%
Bank of Piraeus	332,950	$ 12,149,147
Hellenic Technodomiki Tev SA	550,000	7,580,353
TOTAL GREECE		19,729,500
India - 0.3%
Bajaj Hindusthan Ltd.	1,200,000	4,726,032
Italy - 1.8%
Banca Italease Spa	339,240	20,641,911
Impregilo Spa (a)	1,200,000	9,807,107
TOTAL ITALY		30,449,018
Japan - 21.0%
Acca Networks Co. Ltd.	2,661	4,230,790
Adeka Corp.	7,700	84,131
Air Water, Inc. (d)	923,000	9,945,906
Asics Corp.	1,223,000	15,401,918
Atrium Co. Ltd. (d)	372,000	10,132,577
Haseko Corp. (a)	1,426,000	4,722,992
Ichiyoshi Securities Co. Ltd.	674,700	10,835,943
Iino Kaiun Kaisha Ltd.	75,000	894,579
Intelligence Ltd. (d)	3,882	10,059,725
Japan Asia Investment Co. Ltd.	366,000	2,108,458
Japan General Estate Co. Ltd.	588,200	12,846,761
Japan Steel Works Ltd.	697,000	8,218,954
JGC Corp.	700,000	10,754,482
Joint Corp. (d)	371,300	12,270,652
Kajima Corp.	800,000	3,938,779
Kenedix, Inc. (d)	2,456	10,760,053
KK daVinci Advisors (a)(d)	17,769	17,906,641
Kurita Water Industries Ltd.	294,000	7,339,967
Leopalace21 Corp.	612,500	20,084,257
Miraial Co. Ltd. (d)	48,400	5,045,232
Mitsumi Electric Co. Ltd.	180,000	6,004,170
Nabtesco Corp.	547,000	7,423,084
Namco Bandai Holdings, Inc.	309,000	5,021,990
Nintendo Co. Ltd.	79,600	24,868,004
Nippon Electric Glass Co. Ltd.	643,500	11,014,648
Organo Corp. (d)	629,000	9,109,665
Risa Partners, Inc. (d)	2,146	5,773,395
SHIMIZU Corp.	700,000	4,340,420
Sojitz Corp. (a)(d)	3,646,300	13,780,970
Sparx Group Co. Ltd. (d)	18,856	11,830,000
Common Stocks - continued
	Shares	Value
Japan - continued
Sumco Corp.	341,100	$ 14,824,159
Sumitomo Bakelite Co. Ltd.	228,000	1,614,287
The Sumitomo Warehouse Co. Ltd.	338,000	2,609,467
Tokai Carbon Co. Ltd. (d)	687,000	5,915,148
Tokuyama Corp.	1,567,000	23,496,292
Tokyo Tatemono Co. Ltd.	1,003,000	14,020,436
Urban Corp.	409,300	5,371,318
Wacom Co. Ltd. (d)	1,700	4,158,345
Yoshinoya D&C Co. Ltd.	4,000	7,892,474
Zenrin Co. Ltd. (d)	196,300	5,467,699
TOTAL JAPAN		362,118,768
Korea (South) - 1.0%
LG Investment & Securities Co. Ltd.	319,120	7,372,021
Samsung Securities Co. Ltd.	157,032	9,179,137
TOTAL KOREA (SOUTH)		16,551,158
Luxembourg - 1.1%
Acergy SA	923,900	19,780,699
Netherlands - 3.7%
Koninklijke Wessanen NV (d)	1,017,015	16,126,453
Nutreco Holding NV (d)	299,000	22,200,118
QIAGEN NV (a)	995,000	17,641,350
Tele Atlas NV (Netherlands) (a)	408,200	8,505,844
TOTAL NETHERLANDS		64,473,765
Norway - 7.2%
Aker Kvaerner ASA	367,500	8,756,177
Cermaq ASA	1,395,000	24,620,544
ElectroMagnetic GeoServices ASA	692,300	14,836,746
Leroy Seafood Group ASA	287,900	6,145,815
Marine Harvest ASA (a)(d)	23,275,000	25,194,729
Norwegian Property ASA	592,400	7,119,594
Petroleum Geo-Services ASA (a)	531,600	14,832,938
ProSafe ASA (d)	665,000	10,361,807
TGS Nopec Geophysical Co. ASA (a)	502,700	11,660,632
TOTAL NORWAY		123,528,982
Common Stocks - continued
	Shares	Value
Papua New Guinea - 2.1%
Lihir Gold Ltd. (a)	13,300,867	$ 32,916,201
Lihir Gold Ltd. sponsored ADR (a)	170,000	4,175,200
TOTAL PAPUA NEW GUINEA		37,091,401
Portugal - 0.8%
Banif SGPS SA	1,382,174	10,769,715
Sonae Industria SGPS SA (a)	300,000	3,831,797
TOTAL PORTUGAL		14,601,512
Singapore - 1.0%
GigaMedia Ltd. (a)	1,212,100	17,066,368
South Africa - 0.3%
Gold Fields Ltd.	314,600	5,653,362
Spain - 2.0%
Abengoa SA	530,324	21,370,274
Tecnicas Reunidas SA	238,735	12,705,333
TOTAL SPAIN		34,075,607
Sweden - 1.7%
Axfood AB	185,000	7,524,591
Bergman & Beving AB (B Shares)	315,000	10,790,409
Lindex AB (d)	780,000	10,594,504
TOTAL SWEDEN		28,909,504
Switzerland - 0.6%
Cytos Biotechnology AG (a)	68,355	9,733,874
Taiwan - 2.2%
Motech Industries, Inc.	807,000	10,016,194
PixArt Imaging, Inc.	1,590,000	19,328,841
Prime View International Co. Ltd. (a)	13,615,000	8,949,843
TOTAL TAIWAN		38,294,878
United Kingdom - 8.5%
ARM Holdings PLC	1,000,000	2,689,260
ARM Holdings PLC sponsored ADR	1,100,000	8,778,000
Autonomy Corp. PLC (a)	978,000	14,773,516
Avis Europe PLC (a)	8,236,998	11,569,800
Clipper Windpower PLC (a)	613,000	10,755,191
Invensys PLC (a)	3,400,000	22,620,777
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Investec PLC	400,000	$ 5,714,428
Laird Group PLC	520,269	5,997,052
Michael Page International PLC	1,169,827	13,484,396
Optos PLC	1,312,400	6,468,353
Premier Foods PLC	1,890,000	11,591,961
Renovo Group PLC	7,458,963	26,844,882
SMG PLC	3,694,300	4,690,471
TOTAL UNITED KINGDOM		145,978,087
United States of America - 7.5%
AGCO Corp. (a)	633,000	26,415,090
Chiquita Brands International, Inc. (d)	1,087,400	16,126,142
Level 3 Communications, Inc. (a)	1,844,600	10,255,976
NII Holdings, Inc. (a)	116,800	8,964,400
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	687,000	14,083,500
Titanium Metals Corp.	1,193,614	41,215,490
Whole Foods Market, Inc.	270,000	12,633,300
TOTAL UNITED STATES OF AMERICA		129,693,898
TOTAL COMMON STOCKS (Cost $1,376,946,957)		1,709,609,167
Money Market Funds - 13.7%

Fidelity Cash Central Fund, 5.29% (b)	4,890,733	4,890,733
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	231,085,753	231,085,753
TOTAL MONEY MARKET FUNDS (Cost $235,976,486)		235,976,486
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $1,612,923,443)		1,945,585,653
NET OTHER ASSETS - (12.7)%		(219,120,195)
NET ASSETS - 100%		$ 1,726,465,458
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,617,922 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
UraMin, Inc.	3/7/07	$ 1,905,029
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 552,878
Fidelity Securities Lending Cash Central Fund	1,492,759
Total	$ 2,045,637
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $516,738 all of which will expire on October 31, 2013.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $219,111,871) - See accompanying schedule: Unaffiliated issuers (cost $1,376,946,957)	$ 1,709,609,167
Fidelity Central Funds (cost $235,976,486)	235,976,486
Total Investments (cost $1,612,923,443)		$ 1,945,585,653
Foreign currency held at value (cost $4,154,073)		4,150,944
Receivable for investments sold		25,733,315
Receivable for fund shares sold		6,213,205
Dividends receivable		3,248,097
Distributions receivable from Fidelity Central Funds		35,751
Prepaid expenses		2,429
Other receivables		575,875
Total assets		1,985,545,269

Liabilities
Payable to custodian bank	$ 731,817
Payable for investments purchased	21,604,500
Payable for fund shares redeemed	3,767,790
Accrued management fee	1,383,607
Distribution fees payable	66,826
Other affiliated payables	349,032
Other payables and accrued expenses	90,486
Collateral on securities loaned, at value	231,085,753
Total liabilities		259,079,811

Net Assets		$ 1,726,465,458
Net Assets consist of:
Paid in capital		$ 1,357,070,235
Undistributed net investment income		2,091,080
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		34,688,942
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		332,615,201
Net Assets		$ 1,726,465,458

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($52,677,223 ÷ 3,050,862 shares)	$ 17.27

Maximum offering price per share (100/94.25 of $17.27)	$ 18.32
Class T: Net Asset Value and redemption price per share ($44,877,965 ÷ 2,612,880 shares)	$ 17.18

Maximum offering price per share (100/96.50 of $17.18)	$ 17.80
Class B: Net Asset Value and offering price per share ($10,176,925 ÷ 597,645 shares)A	$ 17.03

Class C: Net Asset Value and offering price per share ($36,988,436 ÷ 2,173,407 shares)A	$ 17.02

Fidelity International Small Cap Opportunities: Net Asset Value, offering price and redemption price per share ($1,562,430,746 ÷ 90,062,997 shares)	$ 17.35

Institutional Class: Net Asset Value, offering price and redemption price per share ($19,314,163 ÷ 1,113,698 shares)	$ 17.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 10,165,286
Interest		1,862
Income from Fidelity Central Funds (including $1,492,759 from security lending)		2,045,637
		12,212,785
Less foreign taxes withheld		(1,020,077)
Total income		11,192,708

Expenses
Management fee Basic fee	$ 6,011,554
Performance adjustment	916,803
Transfer agent fees	1,522,497
Distribution fees	346,817
Accounting and security lending fees	334,669
Custodian fees and expenses	184,071
Independent trustees' compensation	1,907
Registration fees	91,362
Audit	35,952
Interest	8,660
Miscellaneous	624
Total expenses before reductions	9,454,916
Expense reductions	(353,288)	9,101,628
Net investment income (loss)		2,091,080
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,678)	41,506,850
Foreign currency transactions	135,722
Total net realized gain (loss)		41,642,572
Change in net unrealized appreciation (depreciation) on: Investment securities	216,230,820
Assets and liabilities in foreign currencies	(45,839)
Total change in net unrealized appreciation (depreciation)		216,184,981
Net gain (loss)		257,827,553
Net increase (decrease) in net assets resulting from operations		$ 259,918,633

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	Year ended October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,091,080	$ 3,177,589
Net realized gain (loss)	41,642,572	(953,704)
Change in net unrealized appreciation (depreciation)	216,184,981	115,235,200
Net increase (decrease) in net assets resulting from operations	259,918,633	117,459,085
Distributions to shareholders from net realized gain	-	(90,957)
Share transactions - net increase (decrease)	373,054,828	760,497,703
Redemption fees	316,453	1,853,226
Total increase (decrease) in net assets	633,289,914	879,719,057

Net Assets
Beginning of period	1,093,175,544	213,456,487
End of period (including undistributed net investment income of $2,091,080 and undistributed net investment income of $3,179,958, respectively)	$ 1,726,465,458	$ 1,093,175,544

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.18	$ 10.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- J	- J	- J
Net realized and unrealized gain (loss)	3.09	3.74	.40
Total from investment operations	3.09	3.74	.40
Distributions from net realized gain	-	- J	-
Redemption fees added to paid in capital E	- J	.03	.01
Net asset value, end of period	$ 17.27	$ 14.18	$ 10.41
Total Return B, C, D	21.79%	36.25%	4.10%
Ratios to Average Net Assets F, I
Expenses before reductions	1.64% A	1.63%	2.67% A
Expenses net of fee waivers, if any	1.64% A	1.63%	1.65% A
Expenses net of all reductions	1.59% A	1.51%	1.54% A
Net investment income (loss)	.01% A	.02%	(.09)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,677	$ 35,674	$ 5,533
Portfolio turnover rate G	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.12	$ 10.38	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss)	3.08	3.74	.38
Total from investment operations	3.06	3.71	.37
Redemption fees added to paid in capital E	- J	.03	.01
Net asset value, end of period	$ 17.18	$ 14.12	$ 10.38
Total Return B, C, D	21.67%	36.03%	3.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86% A	1.85%	2.92% A
Expenses net of fee waivers, if any	1.86% A	1.85%	1.90% A
Expenses net of all reductions	1.81% A	1.74%	1.78% A
Net investment income (loss)	(.20)% A	(.20)%	(.33)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,878	$ 28,309	$ 2,704
Portfolio turnover rate G	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.04	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.02)
Net realized and unrealized gain (loss)	3.05	3.74	.38
Total from investment operations	2.99	3.64	.36
Redemption fees added to paid in capital E	- J	.03	.01
Net asset value, end of period	$ 17.03	$ 14.04	$ 10.37
Total Return B, C, D	21.30%	35.39%	3.70%
Ratios to Average Net AssetsF, I
Expenses before reductions	2.42% A	2.45%	3.43% A
Expenses net of fee waivers, if any	2.40% A	2.41%	2.40% A
Expenses net of all reductions	2.35% A	2.30%	2.27% A
Net investment income (loss)	(.74)% A	(.76)%	(.82)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,177	$ 7,709	$ 1,705
Portfolio turnover rate G	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 14.03	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.06)	(.10)	(.02)
Net realized and unrealized gain (loss)	3.05	3.73	.38
Total from investment operations	2.99	3.63	.36
Redemption fees added to paid in capital E	- J	.03	.01
Net asset value, end of period	$ 17.02	$ 14.03	$ 10.37
Total Return B, C, D	21.31%	35.29%	3.70%
Ratios to Average Net Assets F, I
Expenses before reductions	2.40% A	2.38%	3.32% A
Expenses net of fee waivers, if any	2.40% A	2.38%	2.40% A
Expenses net of all reductions	2.35% A	2.27%	2.29% A
Net investment income (loss)	(.74)% A	(.73)%	(.84)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,988	$ 26,320	$ 3,317
Portfolio turnover rate G	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period August 2, 2005 (commencement of operations) to October 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity International Small Cap Opportunities

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.23	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03	.05	- I
Net realized and unrealized gain (loss)	3.09	3.75	.39
Total from investment operations	3.12	3.80	.39
Distibutions from net realized gain	-	-I	-
Redemption fees added to paid in capital D	- I	.03	.01
Net asset value, end of period	$ 17.35	$ 14.23	$ 10.40
Total Return B, C	21.93%	36.86%	4.00%
Ratios to Average Net Assets E, H
Expenses before reductions	1.30% A	1.28%	2.25% A
Expenses net of fee waivers, if any	1.30% A	1.28%	1.40% A
Expenses net of all reductions	1.25% A	1.16%	1.31% A
Net investment income (loss)	.36% A	.37%	.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,562,431	$ 981,210	$ 197,349
Portfolio turnover rate F	89% A	164%	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Years ended October 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.22	$ 10.40	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.03	.05	- I
Net realized and unrealized gain (loss)	3.09	3.74	.39
Total from investment operations	3.12	3.79	.39
Distributions from net realized gain	-	- I	-
Redemption fees added to paid in capitalD	- I	.03	.01
Net asset value, end of period	$ 17.34	$ 14.22	$ 10.40
Total ReturnB, C	21.94%	36.77%	4.00%
Ratios to Average Net AssetsE, H
Expenses before reductions	1.31% A	1.25%	2.25% A
Expenses net of fee waivers, if any	1.31% A	1.25%	1.40% A
Expenses net of all reductions	1.26% A	1.14%	1.29% A
Net investment income (loss)	.35% A	.40%	.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,314	$ 13,954	$ 2,849
Portfolio turnover rate F	89% A	164%	46%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 2, 2005 (commencement of operations) to October 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity International Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, International Small Cap Opportunities and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 363,356,287
Unrealized depreciation	(35,036,820)
Net unrealized appreciation (depreciation)	$ 328,319,467
Cost for federal income tax purposes	$ 1,617,266,186

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $983,066,059 and $615,148,087, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Fidelity International Small Cap Opportunities, as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in August 2006.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .99% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 55,837	$ 5,180
Class T	.25%	.25%	90,180	5,754
Class B	.75%	.25%	45,903	35,586
Class C	.75%	.25%	154,897	82,432
			$ 346,817	$ 128,952

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 38,685
Class T	9,265
Class B*	10,152
Class C*	3,850
$ 61,943

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Fidelity International Small Cap Opportunities. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Fidelity International Small Cap Opportunities shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 67,680.30
Class T	48,650.27
Class B	15,365.33
Class C	47,782.31
Fidelity International Small Cap Opportunities	1,325,436.21
Institutional Class	17,584.22
	$ 1,522,497

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $38 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,483,750	5.38%	$ 8,660

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,559 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class B	2.40%	$ 1,244

Semiannual Report

9. Expense Reductions - continued

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $346,228 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Fidelity International Small Cap Opportunities	$ 2,408

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, a transfer agent of the Fund, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Year ended October 31, 2006
From net realized gain
Class A	$ -	$ 2,067
Fidelity International Small Cap Opportunities	-	87,898
Institutional Class	-	992
Total	$ -	$ 90,957

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Year ended October 31, 2006	Six months ended April 30, 2007	Year ended October 31, 2006
Class A
Shares sold	971,993	2,562,140	$ 15,527,161	$ 35,143,597
Reinvestment of distributions	-	162	-	1,916
Shares redeemed	(436,554)	(578,488)	(6,931,319)	(7,816,655)
Net increase (decrease)	535,439	1,983,814	$ 8,595,842	$ 27,328,858
Class T
Shares sold	926,488	1,977,012	$ 14,862,227	$ 27,202,466
Shares redeemed	(317,990)	(233,065)	(5,035,335)	(3,118,693)
Net increase (decrease)	608,498	1,743,947	$ 9,826,892	$ 24,083,773
Class B
Shares sold	185,699	498,394	$ 2,920,304	$ 6,815,227
Shares redeemed	(137,158)	(113,628)	(2,169,854)	(1,550,424)
Net increase (decrease)	48,541	384,766	$ 750,450	$ 5,264,803
Class C
Shares sold	563,665	1,745,210	$ 9,081,606	$ 24,032,601
Shares redeemed	(266,143)	(189,077)	(4,152,142)	(2,515,739)
Net increase (decrease)	297,522	1,556,133	$ 4,929,464	$ 21,516,862
Fidelity International Small Cap Opportunities
Shares sold	36,729,687	93,068,555	$ 594,035,589	$ 1,259,777,775
Reinvestment of distributions	-	6,974	-	82,435
Shares redeemed	(15,644,108)	(43,072,008)	(247,361,233)	(586,736,058)
Net increase (decrease)	21,085,579	50,003,521	$ 346,674,356	$ 673,124,152
Institutional Class
Shares sold	346,774	1,299,662	$ 5,680,374	$ 17,883,260
Reinvestment of distributions	-	83	-	980
Shares redeemed	(214,261)	(592,563)	(3,402,550)	(8,704,985)
Net increase (decrease)	132,513	707,182	$ 2,277,824	$ 9,179,255

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AILSI-USAN-0607
1.815084.101

Fidelity®

International Value

Fund

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,140.40	$ 7.70
Hypothetical A	$ 1,000.00	$ 1,017.60	$ 7.25
Class T
Actual	$ 1,000.00	$ 1,139.40	$ 8.86
Hypothetical A	$ 1,000.00	$ 1,016.51	$ 8.35
Class B
Actual	$ 1,000.00	$ 1,136.80	$ 11.39
Hypothetical A	$ 1,000.00	$ 1,014.13	$ 10.74
Class C
Actual	$ 1,000.00	$ 1,137.40	$ 11.34
Hypothetical A	$ 1,000.00	$ 1,014.18	$ 10.69
International Value
Actual	$ 1,000.00	$ 1,142.40	$ 5.90
Hypothetical A	$ 1,000.00	$ 1,019.29	$ 5.56
Institutional Class
Actual	$ 1,000.00	$ 1,143.30	$ 5.58
Hypothetical A	$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.45%
Class T	1.67%
Class B	2.15%
Class C	2.14%
International Value	1.11%
Institutional Class	1.05%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan 18.4%
United Kingdom 16.5%
France 11.3%
Germany 10.9%
Switzerland 9.6%
Spain 4.5%
United States of America 3.2%
Netherlands 3.1%
Australia 2.8%
Other 19.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan 19.9%
United Kingdom 17.8%
Germany 10.2%
Switzerland 9.4%
France 8.6%
Italy 4.6%
Netherlands 3.3%
Canada 3.3%
Norway 2.9%
Other 20.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.0	98.0
Short-Term Investments and Net Other Assets	3.0	2.0
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
E.ON AG (Germany, Electric Utilities)	2.7	2.0
Societe Generale Series A (France, Commercial Banks)	2.7	1.2
Nestle SA (Reg.) (Switzerland, Food Products)	2.5	1.5
ING Groep NV sponsored ADR (Netherlands, Diversified Financial Services)	2.4	2.4
Royal Bank of Scotland Group PLC (United Kingdom, Commercial Banks)	2.2	4.0
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	2.1	2.2
Toyota Motor Corp. (Japan, Automobiles)	2.1	2.0
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (Germany, Insurance)	2.0	1.9
Barclays PLC (United Kingdom, Commercial Banks)	2.0	2.5
AXA SA sponsored ADR (France, Insurance)	2.0	1.2
	22.7
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.0	40.3
Industrials	10.1	8.9
Consumer Discretionary	8.6	7.5
Materials	7.3	5.5
Consumer Staples	6.6	5.8
Utilities	6.3	5.7
Energy	6.3	11.3
Information Technology	5.7	7.4
Health Care	3.6	3.1
Telecommunication Services	2.5	2.5

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 2.8%
AMP Ltd.	238,000	$ 2,124,706
Australia & New Zealand Banking Group Ltd.	87,000	2,210,824
Macquarie Airports unit	801,096	2,647,775
National Australia Bank Ltd.	53,400	1,898,904
Zinifex Ltd.	149,700	2,057,469
TOTAL AUSTRALIA		10,939,678
Austria - 0.2%
Immoeast AG (a)	50,500	716,688
Brazil - 1.1%
Petroleo Brasileiro SA Petrobras sponsored ADR	13,700	1,386,851
TAM SA (PN) sponsored ADR (ltd. vtg.)	40,300	1,036,919
Uniao de Bancos Brasileiros SA (Unibanco) GDR	18,700	1,815,022
TOTAL BRAZIL		4,238,792
Canada - 2.4%
Cameco Corp.	33,400	1,555,798
Cognos, Inc. (a)	23,900	1,030,329
Finning International, Inc.	54,400	2,695,738
First Quantum Minerals Ltd.	20,500	1,415,366
RONA, Inc. (a)	128,600	2,792,378
TOTAL CANADA		9,489,609
Cayman Islands - 2.6%
GlobalSantaFe Corp.	112,000	7,160,160
Subsea 7, Inc. (a)(d)	136,500	2,799,153
TOTAL CAYMAN ISLANDS		9,959,313
Czech Republic - 0.4%
Ceske Energeticke Zavody AS	32,300	1,578,889
Finland - 0.5%
Nokia Corp. sponsored ADR	78,000	1,969,500
France - 11.3%
Accor SA	18,100	1,716,105
Alcatel-Lucent SA	240,600	3,187,950
AXA SA sponsored ADR	169,400	7,802,564
BNP Paribas SA	31,200	3,646,593
Compagnie de St. Gobain	47,900	5,153,978
Gaz de France (d)	37,400	1,765,847
Louis Vuitton Moet Hennessy (LVMH)	14,700	1,724,526
Pernod Ricard SA	14,940	3,195,682
Peugeot Citroen SA	37,300	3,043,286
Common Stocks - continued
	Shares	Value
France - continued
Societe Generale Series A	49,535	$ 10,578,690
Suez SA (France) (d)	39,000	2,234,150
TOTAL FRANCE		44,049,371
Germany - 10.9%
Allianz AG sponsored ADR (d)	285,200	6,337,144
BASF AG sponsored ADR (d)	48,000	5,702,880
DaimlerChrysler AG	15,000	1,207,650
E.ON AG (d)	70,800	10,647,608
GFK AG	25,300	1,166,924
Heidelberger Druckmaschinen AG	36,100	1,715,798
KarstadtQuelle AG (a)(d)	54,000	2,085,382
Lanxess AG	43,700	2,398,440
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	44,100	7,888,847
RWE AG	18,600	1,969,863
Siemens AG sponsored ADR	12,900	1,560,513
TOTAL GERMANY		42,681,049
Greece - 0.7%
Alpha Bank AE	46,900	1,439,994
Greek Organization of Football Prognostics SA	38,600	1,469,592
TOTAL GREECE		2,909,586
Hong Kong - 1.7%
Chaoda Modern Agriculture (Holdings) Ltd.	548,000	455,350
Swire Pacific Ltd. (A Shares)	537,800	6,170,309
TOTAL HONG KONG		6,625,659
India - 0.8%
Satyam Computer Services Ltd. sponsored ADR	82,400	2,050,112
State Bank of India	30,000	987,938
TOTAL INDIA		3,038,050
Ireland - 0.3%
Bank of Ireland	46,371	1,004,048
Italy - 1.5%
Fiat Spa	55,100	1,636,875
Intesa Sanpaolo Spa	203,981	1,720,218
Unicredito Italiano Spa	244,000	2,523,855
TOTAL ITALY		5,880,948
Japan - 18.4%
Asahi Breweries Ltd.	63,100	1,028,265
Common Stocks - continued
	Shares	Value
Japan - continued
Canon, Inc.	86,950	$ 4,886,590
Daiwa Securities Group, Inc.	126,000	1,403,562
Denso Corp.	55,700	1,969,614
East Japan Railway Co.	686	5,563,444
Fujitsu Ltd.	85,000	534,352
Japan Tobacco, Inc.	504	2,461,990
JFE Holdings, Inc.	10,600	582,733
JGC Corp.	32,000	491,633
JSR Corp.	57,200	1,279,680
Konica Minolta Holdings, Inc.	134,500	1,840,579
Leopalace21 Corp.	47,500	1,557,555
Misawa Homes Holdings, Inc. (a)(d)	48,500	850,596
Mitsubishi Estate Co. Ltd.	21,000	651,155
Mitsui & Co. Ltd.	463,000	8,326,544
Mizuho Financial Group, Inc.	460	2,768,505
Nippon Building Fund, Inc.	48	775,981
Nippon Oil Corp.	302,000	2,319,401
ORIX Corp.	23,310	6,216,129
Ricoh Co. Ltd.	85,000	1,865,834
Shin-Etsu Chemical Co. Ltd.	16,400	1,058,641
Sumitomo Mitsui Financial Group, Inc.	109	952,351
Sumitomo Realty & Development Co. Ltd.	20,000	738,314
Sumitomo Trust & Banking Co. Ltd.	197,000	1,924,119
Takeda Pharamaceutical Co. Ltd.	89,900	5,828,719
Tokuyama Corp.	61,000	914,661
Tokyo Gas Co. Ltd.	579,000	2,910,157
Tokyo Tomin Bank Ltd.	30,200	1,044,033
Toyota Motor Corp.	133,600	8,110,856
Toyota Motor Corp. sponsored ADR	100	12,142
Yamada Denki Co. Ltd.	10,970	1,013,747
TOTAL JAPAN		71,881,882
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan:
GDR (a)(e)	4,700	105,750
unit (a)	28,000	630,000
TOTAL KAZAKHSTAN		735,750
Korea (South) - 0.6%
Kookmin Bank sponsored ADR	10,600	952,092
Samsung Electronics Co. Ltd. GDR	5,151	1,581,357
TOTAL KOREA (SOUTH)		2,533,449
Common Stocks - continued
	Shares	Value
Mexico - 0.4%
America Movil SA de CV Series L sponsored ADR	28,000	$ 1,470,840
Netherlands - 3.1%
ABN-AMRO Holding NV sponsored ADR	15,700	760,665
Heineken NV (Bearer)	25,100	1,332,810
ING Groep NV sponsored ADR (d)	203,400	9,277,074
TomTom Group BV (a)(d)	17,900	761,369
TOTAL NETHERLANDS		12,131,918
Norway - 2.2%
DnB Nor ASA (d)	226,400	3,253,694
Fred Olsen Energy ASA (a)(d)	50,500	2,529,541
Orkla ASA (A Shares)	71,250	1,147,320
Petroleum Geo-Services ASA (a)	55,500	1,548,586
TOTAL NORWAY		8,479,141
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	20,700	1,105,587
Russia - 0.7%
Magma OJSC sponsored GDR (a)(e)	23,100	292,215
OAO Gazprom sponsored ADR	66,900	2,629,170
TOTAL RUSSIA		2,921,385
Singapore - 0.5%
DBS Group Holdings Ltd.	146,000	2,046,998
South Africa - 0.6%
Impala Platinum Holdings Ltd.	71,400	2,331,578
Spain - 4.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	295,700	7,079,058
Banco Santander Central Hispano SA	317,800	5,720,106
Gestevision Telecinco SA	79,600	2,415,757
Telefonica SA sponsored ADR	35,100	2,374,515
TOTAL SPAIN		17,589,436
Sweden - 1.7%
Atlas Copco AB (A Shares)	26,400	1,016,643
Svenska Cellulosa AB (SCA) (B Shares)	69,400	3,599,639
Telefonaktiebolaget LM Ericsson (B Shares)	493,000	1,881,781
TOTAL SWEDEN		6,498,063
Switzerland - 9.6%
Adecco SA (Reg.)	20,818	1,424,784
Credit Suisse Group sponsored ADR	76,300	5,989,550
Common Stocks - continued
	Shares	Value
Switzerland - continued
Nestle SA (Reg.)	24,529	$ 9,747,825
Novartis AG sponsored ADR	46,000	2,672,140
Roche Holding AG (participation certificate)	28,706	5,411,081
Swiss Reinsurance Co. (Reg.)	37,977	3,590,656
UBS AG (NY Shares)	114,500	7,431,050
Zurich Financial Services AG (Reg.)	3,949	1,154,114
TOTAL SWITZERLAND		37,421,200
Taiwan - 0.3%
Novatek Microelectronics Corp.	221,000	1,094,536
United Kingdom - 16.5%
3i Group plc	107,500	2,489,015
BAE Systems PLC	183,500	1,676,729
Barclays PLC	539,900	7,833,949
BHP Billiton PLC	221,600	5,002,352
BP PLC	228,500	2,563,770
British American Tobacco PLC	96,800	3,013,384
HBOS plc	85,300	1,847,090
HSBC Holdings PLC (United Kingdom) (Reg.)	228,900	4,228,241
Land Securities Group PLC	39,100	1,533,862
National Grid PLC	221,600	3,484,809
Old Mutual plc	677,400	2,425,780
Prudential PLC	159,928	2,395,063
Rio Tinto PLC sponsored ADR	4,625	1,128,500
Rolls-Royce Group PLC	386,300	3,705,529
Royal Bank of Scotland Group PLC	223,900	8,640,163
Tesco PLC	488,800	4,505,497
Vedanta Resources PLC	46,600	1,288,602
Vodafone Group PLC sponsored ADR	162,512	4,668,970
Yell Group PLC	203,100	1,983,741
TOTAL UNITED KINGDOM		64,415,046
United States of America - 0.2%
Virgin Media, Inc.	27,900	703,917
TOTAL COMMON STOCKS (Cost $333,713,372)		378,441,906
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC Series B (Cost $29,725)	15,161,120	30,314
Money Market Funds - 15.6%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	9,907,063	$ 9,907,063
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	50,738,175	50,738,175
TOTAL MONEY MARKET FUNDS (Cost $60,645,238)		60,645,238
TOTAL INVESTMENT PORTFOLIO - 112.6% (Cost $394,388,335)		439,117,458
NET OTHER ASSETS - (12.6)%		(49,055,794)
NET ASSETS - 100%		$ 390,061,664
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $397,965 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 279,266
Fidelity Securities Lending Cash Central Fund	117,918
Total	$ 397,184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,996,684) - See accompanying schedule: Unaffiliated issuers (cost $333,743,097)	$ 378,472,220
Fidelity Central Funds (cost $60,645,238)	60,645,238
Total Investments (cost $394,388,335)		$ 439,117,458
Foreign currency held at value (cost $454,888)		454,905
Receivable for investments sold		5,881,713
Receivable for fund shares sold		1,436,263
Dividends receivable		1,878,087
Distributions receivable from Fidelity Central Funds		53,356
Prepaid expenses		316
Receivable from investment adviser for expense reductions		70,459
Other receivables		103,649
Total assets		448,996,206

Liabilities
Payable to custodian bank	$ 48,927
Payable for investments purchased	6,996,297
Payable for fund shares redeemed	800,870
Accrued management fee	222,029
Distribution fees payable	8,104
Other affiliated payables	73,992
Other payables and accrued expenses	46,148
Collateral on securities loaned, at value	50,738,175
Total liabilities		58,934,542

Net Assets		$ 390,061,664
Net Assets consist of:
Paid in capital		$ 337,961,287
Undistributed net investment income		2,322,796
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,041,886
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,735,695
Net Assets		$ 390,061,664

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,063,438 ÷ 503,919 shares)	$ 12.03

Maximum offering price per share (100/94.25 of $12.03)	$ 12.76
Class T: Net Asset Value and redemption price per share ($3,611,659 ÷ 300,518 shares)	$ 12.02

Maximum offering price per share (100/96.50 of $12.02)	$ 12.46
Class B: Net Asset Value and offering price per share ($2,060,597 ÷ 171,788 shares)A	$ 11.99

Class C: Net Asset Value and offering price per share ($4,694,989 ÷ 391,693 shares)A	$ 11.99

International Value: Net Asset Value, offering price and redemption price per share ($370,000,966 ÷ 30,696,929 shares)	$ 12.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,630,015 ÷ 301,073 shares)	$ 12.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 4,249,449
Income from Fidelity Central Funds		397,184
		4,646,633
Less foreign taxes withheld		(391,222)
Total income		4,255,411

Expenses
Management fee	$ 1,096,992
Transfer agent fees	325,164
Distribution fees	37,805
Accounting and security lending fees	82,046
Custodian fees and expenses	42,353
Independent trustees' compensation	406
Registration fees	133,649
Audit	29,285
Legal	1,734
Miscellaneous	285
Total expenses before reductions	1,749,719
Expense reductions	(39,379)	1,710,340
Net investment income (loss)		2,545,071
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,485)	5,626,934
Foreign currency transactions	16,478
Total net realized gain (loss)		5,643,412
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $6,668)	32,667,246
Assets and liabilities in foreign currencies	6,956
Total change in net unrealized appreciation (depreciation)		32,674,202
Net gain (loss)		38,317,614
Net increase (decrease) in net assets resulting from operations		$ 40,862,685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	For the period May 18, 2006 (commencement of operations) to October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,545,071	$ 808,421
Net realized gain (loss)	5,643,412	(6,746)
Change in net unrealized appreciation (depreciation)	32,674,202	12,061,493
Net increase (decrease) in net assets resulting from operations	40,862,685	12,863,168
Distributions to shareholders from net investment income	(978,516)	-
Distributions to shareholders from net realized gain	(557,946)	-
Total distributions	(1,536,462)	-
Share transactions - net increase (decrease)	119,711,553	218,123,163
Redemption fees	16,959	20,598
Total increase (decrease) in net assets	159,054,735	231,006,929

Net Assets
Beginning of period	231,006,929	-
End of period (including undistributed net investment income of $2,322,796 and undistributed net investment income of $808,421, respectively)	$ 390,061,664	$ 231,006,929

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.06 H
Net realized and unrealized gain (loss)	1.40	.54
Total from investment operations	1.48	.60
Distributions from net investment income	(.03)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.05)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 12.03	$ 10.60
Total Return B, C, D	14.04%	6.00%
Ratios to Average Net Assets F, J
Expenses before reductions	1.45% A	1.75% A
Expenses net of fee waivers, if any	1.45% A	1.50% A
Expenses net of all reductions	1.43% A	1.46% A
Net investment income (loss)	1.34% A	1.29% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,063	$ 1,537
Portfolio turnover rate G	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.05 H
Net realized and unrealized gain (loss)	1.41	.54
Total from investment operations	1.47	.59
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.04)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 12.02	$ 10.59
Total Return B, C, D	13.94%	5.90%
Ratios to Average Net Assets F, J
Expenses before reductions	1.67% A	2.01% A
Expenses net of fee waivers, if any	1.67% A	1.75% A
Expenses net of all reductions	1.64% A	1.71% A
Net investment income (loss)	1.12% A	1.04% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,612	$ 1,789
Portfolio turnover rate G	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.02 H
Net realized and unrealized gain (loss)	1.40	.54
Total from investment operations	1.44	.56
Distributions from net realized gain	(.01)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 11.99	$ 10.56
Total Return B, C, D	13.68%	5.60%
Ratios to Average Net Assets F, J
Expenses before reductions	2.15% A	2.50% A
Expenses net of fee waivers, if any	2.15% A	2.25% A
Expenses net of all reductions	2.12% A	2.21% A
Net investment income (loss)	.64% A	.54% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,061	$ 1,304
Portfolio turnover rate G	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.02 H
Net realized and unrealized gain (loss)	1.41	.54
Total from investment operations	1.45	.56
Distributions from net realized gain	(.02)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 11.99	$ 10.56
Total Return B, C, D	13.74%	5.60%
Ratios to Average Net Assets F, J
Expenses before reductions	2.14% A	2.47% A
Expenses net of fee waivers, if any	2.14% A	2.25% A
Expenses net of all reductions	2.11% A	2.21% A
Net investment income (loss)	.65% A	.54% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,695	$ 2,183
Portfolio turnover rate G	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.07 G
Net realized and unrealized gain (loss)	1.41	.54
Total from investment operations	1.50	.61
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.06)	-
Redemption fees added to paid in capital D	- J	- J
Net asset value, end of period	$ 12.05	$ 10.61
Total Return B, C	14.24%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.11% A	1.50% A
Expenses net of fee waivers, if any	1.11% A	1.25% A
Expenses net of all reductions	1.09% A	1.21% A
Net investment income (loss)	1.68% A	1.54% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,001	$ 221,130
Portfolio turnover rate F	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.07 G
Net realized and unrealized gain (loss)	1.41	.54
Total from investment operations	1.51	.61
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.06)	-
Redemption fees added to paid in capital D	- J	- J
Net asset value, end of period	$ 12.06	$ 10.61
Total Return B, C	14.33%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.05% A	1.38% A
Expenses net of fee waivers, if any	1.05% A	1.25% A
Expenses net of all reductions	1.03% A	1.21% A
Net investment income (loss)	1.74% A	1.54% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,630	$ 3,064
Portfolio turnover rate F	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Value Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 48,698,325
Unrealized depreciation	(4,115,193)
Net unrealized appreciation (depreciation)	$ 44,583,132
Cost for federal income tax purposes	$ 394,534,326

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $175,608,401 and $61,826,797, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until (May 1, 2007). Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,883	$ 1,537
Class T	.25%	.25%	6,856	2,848
Class B	.75%	.25%	8,507	7,789
Class C	.75%	.25%	17,559	11,321
			$ 37,805	$ 23,495

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC*
Class A	$ 8,227
Class T	1,949
Class B	430
Class C	147
$ 10,753

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,921	.30*
Class T	3,677	.27*
Class B	2,086	.25*
Class C	4,128	.24*
International Value	306,844	.21*
Institutional Class	2,508	.15*
	$ 325,164

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $142 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $49 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $117,918.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $37,758 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $816. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 27

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Period ended October 31, 2006
From net investment income
Class A	$ 5,613	$ -
Class T	4,267	-
International Value	956,069	-
Institutional Class	12,567	-
Total	$ 978,516	$ -
From net realized gain
Class A	$ 3,983	$ -
Class T	4,693	-
Class B	1,788	-
Class C	4,566	-
International Value	536,333	-
Institutional Class	6,583	-
Total	$ 557,946	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Period ended October 31, 2006 A	Six months ended April 30, 2007	Period ended October 31, 2006 A
Class A
Shares sold	372,287	146,231	$ 4,185,502	$ 1,461,870
Reinvestment of distributions	863	-	9,431	-
Shares redeemed	(14,288)	(1,174)	(163,376)	(12,358)
Net increase (decrease)	358,862	145,057	$ 4,031,557	$ 1,449,512
Class T
Shares sold	144,832	169,119	$ 1,623,959	$ 1,688,142
Reinvestment of distributions	806	-	8,796	-
Shares redeemed	(14,084)	(155)	(161,330)	(1,528)
Net increase (decrease)	131,554	168,964	$ 1,471,425	$ 1,686,614
Class B
Shares sold	51,123	123,455	$ 571,546	$ 1,231,876
Reinvestment of distributions	151	-	1,653	-
Shares redeemed	(2,929)	(12)	(33,083)	(126)
Net increase (decrease)	48,345	123,443	$ 540,116	$ 1,231,750
Class C
Shares sold	187,783	207,502	$ 2,102,131	$ 2,072,374
Reinvestment of distributions	319	-	3,483	-
Shares redeemed	(3,120)	(791)	(35,249)	(7,647)
Net increase (decrease)	184,982	206,711	$ 2,070,365	$ 2,064,727
International Value
Shares sold	14,702,079	22,776,737	$ 166,214,648	$ 228,163,833
Reinvestment of distributions	127,337	-	1,391,798	-
Shares redeemed	(4,975,092)	(1,934,132)	(56,140,761)	(19,338,324)
Net increase (decrease)	9,854,324	20,842,605	$ 111,465,685	$ 208,825,509
Institutional Class
Shares sold	52,199	288,807	$ 582,807	$ 2,865,051
Reinvestment of distributions	692	-	7,564	-
Shares redeemed	(40,625)	-	(457,966)	-
Net increase (decrease)	12,266	288,807	$ 132,405	$ 2,865,051

A For the period May 18, 2006 (commencement of operations) to October 31, 2006.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FIV-USAN-0607
1.827484.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B, and Class C are classes of Fidelity® International Value Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,140.40	$ 7.70
Hypothetical A	$ 1,000.00	$ 1,017.60	$ 7.25
Class T
Actual	$ 1,000.00	$ 1,139.40	$ 8.86
Hypothetical A	$ 1,000.00	$ 1,016.51	$ 8.35
Class B
Actual	$ 1,000.00	$ 1,136.80	$ 11.39
Hypothetical A	$ 1,000.00	$ 1,014.13	$ 10.74
Class C
Actual	$ 1,000.00	$ 1,137.40	$ 11.34
Hypothetical A	$ 1,000.00	$ 1,014.18	$ 10.69
International Value
Actual	$ 1,000.00	$ 1,142.40	$ 5.90
Hypothetical A	$ 1,000.00	$ 1,019.29	$ 5.56
Institutional Class
Actual	$ 1,000.00	$ 1,143.30	$ 5.58
Hypothetical A	$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.45%
Class T	1.67%
Class B	2.15%
Class C	2.14%
International Value	1.11%
Institutional Class	1.05%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan 18.4%
United Kingdom 16.5%
France 11.3%
Germany 10.9%
Switzerland 9.6%
Spain 4.5%
United States of America 3.2%
Netherlands 3.1%
Australia 2.8%
Other 19.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan 19.9%
United Kingdom 17.8%
Germany 10.2%
Switzerland 9.4%
France 8.6%
Italy 4.6%
Netherlands 3.3%
Canada 3.3%
Norway 2.9%
Other 20.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.0	98.0
Short-Term Investments and Net Other Assets	3.0	2.0
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
E.ON AG (Germany, Electric Utilities)	2.7	2.0
Societe Generale Series A (France, Commercial Banks)	2.7	1.2
Nestle SA (Reg.) (Switzerland, Food Products)	2.5	1.5
ING Groep NV sponsored ADR (Netherlands, Diversified Financial Services)	2.4	2.4
Royal Bank of Scotland Group PLC (United Kingdom, Commercial Banks)	2.2	4.0
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	2.1	2.2
Toyota Motor Corp. (Japan, Automobiles)	2.1	2.0
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (Germany, Insurance)	2.0	1.9
Barclays PLC (United Kingdom, Commercial Banks)	2.0	2.5
AXA SA sponsored ADR (France, Insurance)	2.0	1.2
	22.7
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.0	40.3
Industrials	10.1	8.9
Consumer Discretionary	8.6	7.5
Materials	7.3	5.5
Consumer Staples	6.6	5.8
Utilities	6.3	5.7
Energy	6.3	11.3
Information Technology	5.7	7.4
Health Care	3.6	3.1
Telecommunication Services	2.5	2.5

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 2.8%
AMP Ltd.	238,000	$ 2,124,706
Australia & New Zealand Banking Group Ltd.	87,000	2,210,824
Macquarie Airports unit	801,096	2,647,775
National Australia Bank Ltd.	53,400	1,898,904
Zinifex Ltd.	149,700	2,057,469
TOTAL AUSTRALIA		10,939,678
Austria - 0.2%
Immoeast AG (a)	50,500	716,688
Brazil - 1.1%
Petroleo Brasileiro SA Petrobras sponsored ADR	13,700	1,386,851
TAM SA (PN) sponsored ADR (ltd. vtg.)	40,300	1,036,919
Uniao de Bancos Brasileiros SA (Unibanco) GDR	18,700	1,815,022
TOTAL BRAZIL		4,238,792
Canada - 2.4%
Cameco Corp.	33,400	1,555,798
Cognos, Inc. (a)	23,900	1,030,329
Finning International, Inc.	54,400	2,695,738
First Quantum Minerals Ltd.	20,500	1,415,366
RONA, Inc. (a)	128,600	2,792,378
TOTAL CANADA		9,489,609
Cayman Islands - 2.6%
GlobalSantaFe Corp.	112,000	7,160,160
Subsea 7, Inc. (a)(d)	136,500	2,799,153
TOTAL CAYMAN ISLANDS		9,959,313
Czech Republic - 0.4%
Ceske Energeticke Zavody AS	32,300	1,578,889
Finland - 0.5%
Nokia Corp. sponsored ADR	78,000	1,969,500
France - 11.3%
Accor SA	18,100	1,716,105
Alcatel-Lucent SA	240,600	3,187,950
AXA SA sponsored ADR	169,400	7,802,564
BNP Paribas SA	31,200	3,646,593
Compagnie de St. Gobain	47,900	5,153,978
Gaz de France (d)	37,400	1,765,847
Louis Vuitton Moet Hennessy (LVMH)	14,700	1,724,526
Pernod Ricard SA	14,940	3,195,682
Peugeot Citroen SA	37,300	3,043,286
Common Stocks - continued
	Shares	Value
France - continued
Societe Generale Series A	49,535	$ 10,578,690
Suez SA (France) (d)	39,000	2,234,150
TOTAL FRANCE		44,049,371
Germany - 10.9%
Allianz AG sponsored ADR (d)	285,200	6,337,144
BASF AG sponsored ADR (d)	48,000	5,702,880
DaimlerChrysler AG	15,000	1,207,650
E.ON AG (d)	70,800	10,647,608
GFK AG	25,300	1,166,924
Heidelberger Druckmaschinen AG	36,100	1,715,798
KarstadtQuelle AG (a)(d)	54,000	2,085,382
Lanxess AG	43,700	2,398,440
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	44,100	7,888,847
RWE AG	18,600	1,969,863
Siemens AG sponsored ADR	12,900	1,560,513
TOTAL GERMANY		42,681,049
Greece - 0.7%
Alpha Bank AE	46,900	1,439,994
Greek Organization of Football Prognostics SA	38,600	1,469,592
TOTAL GREECE		2,909,586
Hong Kong - 1.7%
Chaoda Modern Agriculture (Holdings) Ltd.	548,000	455,350
Swire Pacific Ltd. (A Shares)	537,800	6,170,309
TOTAL HONG KONG		6,625,659
India - 0.8%
Satyam Computer Services Ltd. sponsored ADR	82,400	2,050,112
State Bank of India	30,000	987,938
TOTAL INDIA		3,038,050
Ireland - 0.3%
Bank of Ireland	46,371	1,004,048
Italy - 1.5%
Fiat Spa	55,100	1,636,875
Intesa Sanpaolo Spa	203,981	1,720,218
Unicredito Italiano Spa	244,000	2,523,855
TOTAL ITALY		5,880,948
Japan - 18.4%
Asahi Breweries Ltd.	63,100	1,028,265
Common Stocks - continued
	Shares	Value
Japan - continued
Canon, Inc.	86,950	$ 4,886,590
Daiwa Securities Group, Inc.	126,000	1,403,562
Denso Corp.	55,700	1,969,614
East Japan Railway Co.	686	5,563,444
Fujitsu Ltd.	85,000	534,352
Japan Tobacco, Inc.	504	2,461,990
JFE Holdings, Inc.	10,600	582,733
JGC Corp.	32,000	491,633
JSR Corp.	57,200	1,279,680
Konica Minolta Holdings, Inc.	134,500	1,840,579
Leopalace21 Corp.	47,500	1,557,555
Misawa Homes Holdings, Inc. (a)(d)	48,500	850,596
Mitsubishi Estate Co. Ltd.	21,000	651,155
Mitsui & Co. Ltd.	463,000	8,326,544
Mizuho Financial Group, Inc.	460	2,768,505
Nippon Building Fund, Inc.	48	775,981
Nippon Oil Corp.	302,000	2,319,401
ORIX Corp.	23,310	6,216,129
Ricoh Co. Ltd.	85,000	1,865,834
Shin-Etsu Chemical Co. Ltd.	16,400	1,058,641
Sumitomo Mitsui Financial Group, Inc.	109	952,351
Sumitomo Realty & Development Co. Ltd.	20,000	738,314
Sumitomo Trust & Banking Co. Ltd.	197,000	1,924,119
Takeda Pharamaceutical Co. Ltd.	89,900	5,828,719
Tokuyama Corp.	61,000	914,661
Tokyo Gas Co. Ltd.	579,000	2,910,157
Tokyo Tomin Bank Ltd.	30,200	1,044,033
Toyota Motor Corp.	133,600	8,110,856
Toyota Motor Corp. sponsored ADR	100	12,142
Yamada Denki Co. Ltd.	10,970	1,013,747
TOTAL JAPAN		71,881,882
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan:
GDR (a)(e)	4,700	105,750
unit (a)	28,000	630,000
TOTAL KAZAKHSTAN		735,750
Korea (South) - 0.6%
Kookmin Bank sponsored ADR	10,600	952,092
Samsung Electronics Co. Ltd. GDR	5,151	1,581,357
TOTAL KOREA (SOUTH)		2,533,449
Common Stocks - continued
	Shares	Value
Mexico - 0.4%
America Movil SA de CV Series L sponsored ADR	28,000	$ 1,470,840
Netherlands - 3.1%
ABN-AMRO Holding NV sponsored ADR	15,700	760,665
Heineken NV (Bearer)	25,100	1,332,810
ING Groep NV sponsored ADR (d)	203,400	9,277,074
TomTom Group BV (a)(d)	17,900	761,369
TOTAL NETHERLANDS		12,131,918
Norway - 2.2%
DnB Nor ASA (d)	226,400	3,253,694
Fred Olsen Energy ASA (a)(d)	50,500	2,529,541
Orkla ASA (A Shares)	71,250	1,147,320
Petroleum Geo-Services ASA (a)	55,500	1,548,586
TOTAL NORWAY		8,479,141
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	20,700	1,105,587
Russia - 0.7%
Magma OJSC sponsored GDR (a)(e)	23,100	292,215
OAO Gazprom sponsored ADR	66,900	2,629,170
TOTAL RUSSIA		2,921,385
Singapore - 0.5%
DBS Group Holdings Ltd.	146,000	2,046,998
South Africa - 0.6%
Impala Platinum Holdings Ltd.	71,400	2,331,578
Spain - 4.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	295,700	7,079,058
Banco Santander Central Hispano SA	317,800	5,720,106
Gestevision Telecinco SA	79,600	2,415,757
Telefonica SA sponsored ADR	35,100	2,374,515
TOTAL SPAIN		17,589,436
Sweden - 1.7%
Atlas Copco AB (A Shares)	26,400	1,016,643
Svenska Cellulosa AB (SCA) (B Shares)	69,400	3,599,639
Telefonaktiebolaget LM Ericsson (B Shares)	493,000	1,881,781
TOTAL SWEDEN		6,498,063
Switzerland - 9.6%
Adecco SA (Reg.)	20,818	1,424,784
Credit Suisse Group sponsored ADR	76,300	5,989,550
Common Stocks - continued
	Shares	Value
Switzerland - continued
Nestle SA (Reg.)	24,529	$ 9,747,825
Novartis AG sponsored ADR	46,000	2,672,140
Roche Holding AG (participation certificate)	28,706	5,411,081
Swiss Reinsurance Co. (Reg.)	37,977	3,590,656
UBS AG (NY Shares)	114,500	7,431,050
Zurich Financial Services AG (Reg.)	3,949	1,154,114
TOTAL SWITZERLAND		37,421,200
Taiwan - 0.3%
Novatek Microelectronics Corp.	221,000	1,094,536
United Kingdom - 16.5%
3i Group plc	107,500	2,489,015
BAE Systems PLC	183,500	1,676,729
Barclays PLC	539,900	7,833,949
BHP Billiton PLC	221,600	5,002,352
BP PLC	228,500	2,563,770
British American Tobacco PLC	96,800	3,013,384
HBOS plc	85,300	1,847,090
HSBC Holdings PLC (United Kingdom) (Reg.)	228,900	4,228,241
Land Securities Group PLC	39,100	1,533,862
National Grid PLC	221,600	3,484,809
Old Mutual plc	677,400	2,425,780
Prudential PLC	159,928	2,395,063
Rio Tinto PLC sponsored ADR	4,625	1,128,500
Rolls-Royce Group PLC	386,300	3,705,529
Royal Bank of Scotland Group PLC	223,900	8,640,163
Tesco PLC	488,800	4,505,497
Vedanta Resources PLC	46,600	1,288,602
Vodafone Group PLC sponsored ADR	162,512	4,668,970
Yell Group PLC	203,100	1,983,741
TOTAL UNITED KINGDOM		64,415,046
United States of America - 0.2%
Virgin Media, Inc.	27,900	703,917
TOTAL COMMON STOCKS (Cost $333,713,372)		378,441,906
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC Series B (Cost $29,725)	15,161,120	30,314
Money Market Funds - 15.6%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	9,907,063	$ 9,907,063
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	50,738,175	50,738,175
TOTAL MONEY MARKET FUNDS (Cost $60,645,238)		60,645,238
TOTAL INVESTMENT PORTFOLIO - 112.6% (Cost $394,388,335)		439,117,458
NET OTHER ASSETS - (12.6)%		(49,055,794)
NET ASSETS - 100%		$ 390,061,664
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $397,965 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 279,266
Fidelity Securities Lending Cash Central Fund	117,918
Total	$ 397,184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,996,684) - See accompanying schedule: Unaffiliated issuers (cost $333,743,097)	$ 378,472,220
Fidelity Central Funds (cost $60,645,238)	60,645,238
Total Investments (cost $394,388,335)		$ 439,117,458
Foreign currency held at value (cost $454,888)		454,905
Receivable for investments sold		5,881,713
Receivable for fund shares sold		1,436,263
Dividends receivable		1,878,087
Distributions receivable from Fidelity Central Funds		53,356
Prepaid expenses		316
Receivable from investment adviser for expense reductions		70,459
Other receivables		103,649
Total assets		448,996,206

Liabilities
Payable to custodian bank	$ 48,927
Payable for investments purchased	6,996,297
Payable for fund shares redeemed	800,870
Accrued management fee	222,029
Distribution fees payable	8,104
Other affiliated payables	73,992
Other payables and accrued expenses	46,148
Collateral on securities loaned, at value	50,738,175
Total liabilities		58,934,542

Net Assets		$ 390,061,664
Net Assets consist of:
Paid in capital		$ 337,961,287
Undistributed net investment income		2,322,796
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,041,886
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,735,695
Net Assets		$ 390,061,664

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,063,438 ÷ 503,919 shares)	$ 12.03

Maximum offering price per share (100/94.25 of $12.03)	$ 12.76
Class T: Net Asset Value and redemption price per share ($3,611,659 ÷ 300,518 shares)	$ 12.02

Maximum offering price per share (100/96.50 of $12.02)	$ 12.46
Class B: Net Asset Value and offering price per share ($2,060,597 ÷ 171,788 shares)A	$ 11.99

Class C: Net Asset Value and offering price per share ($4,694,989 ÷ 391,693 shares)A	$ 11.99

International Value: Net Asset Value, offering price and redemption price per share ($370,000,966 ÷ 30,696,929 shares)	$ 12.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,630,015 ÷ 301,073 shares)	$ 12.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 4,249,449
Income from Fidelity Central Funds		397,184
		4,646,633
Less foreign taxes withheld		(391,222)
Total income		4,255,411

Expenses
Management fee	$ 1,096,992
Transfer agent fees	325,164
Distribution fees	37,805
Accounting and security lending fees	82,046
Custodian fees and expenses	42,353
Independent trustees' compensation	406
Registration fees	133,649
Audit	29,285
Legal	1,734
Miscellaneous	285
Total expenses before reductions	1,749,719
Expense reductions	(39,379)	1,710,340
Net investment income (loss)		2,545,071
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,485)	5,626,934
Foreign currency transactions	16,478
Total net realized gain (loss)		5,643,412
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $6,668)	32,667,246
Assets and liabilities in foreign currencies	6,956
Total change in net unrealized appreciation (depreciation)		32,674,202
Net gain (loss)		38,317,614
Net increase (decrease) in net assets resulting from operations		$ 40,862,685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	For the period May 18, 2006 (commencement of operations) to October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,545,071	$ 808,421
Net realized gain (loss)	5,643,412	(6,746)
Change in net unrealized appreciation (depreciation)	32,674,202	12,061,493
Net increase (decrease) in net assets resulting from operations	40,862,685	12,863,168
Distributions to shareholders from net investment income	(978,516)	-
Distributions to shareholders from net realized gain	(557,946)	-
Total distributions	(1,536,462)	-
Share transactions - net increase (decrease)	119,711,553	218,123,163
Redemption fees	16,959	20,598
Total increase (decrease) in net assets	159,054,735	231,006,929

Net Assets
Beginning of period	231,006,929	-
End of period (including undistributed net investment income of $2,322,796 and undistributed net investment income of $808,421, respectively)	$ 390,061,664	$ 231,006,929

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.06 H
Net realized and unrealized gain (loss)	1.40	.54
Total from investment operations	1.48	.60
Distributions from net investment income	(.03)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.05)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 12.03	$ 10.60
Total Return B, C, D	14.04%	6.00%
Ratios to Average Net Assets F, J
Expenses before reductions	1.45% A	1.75% A
Expenses net of fee waivers, if any	1.45% A	1.50% A
Expenses net of all reductions	1.43% A	1.46% A
Net investment income (loss)	1.34% A	1.29% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,063	$ 1,537
Portfolio turnover rate G	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.05 H
Net realized and unrealized gain (loss)	1.41	.54
Total from investment operations	1.47	.59
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.04)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 12.02	$ 10.59
Total Return B, C, D	13.94%	5.90%
Ratios to Average Net Assets F, J
Expenses before reductions	1.67% A	2.01% A
Expenses net of fee waivers, if any	1.67% A	1.75% A
Expenses net of all reductions	1.64% A	1.71% A
Net investment income (loss)	1.12% A	1.04% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,612	$ 1,789
Portfolio turnover rate G	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.02 H
Net realized and unrealized gain (loss)	1.40	.54
Total from investment operations	1.44	.56
Distributions from net realized gain	(.01)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 11.99	$ 10.56
Total Return B, C, D	13.68%	5.60%
Ratios to Average Net Assets F, J
Expenses before reductions	2.15% A	2.50% A
Expenses net of fee waivers, if any	2.15% A	2.25% A
Expenses net of all reductions	2.12% A	2.21% A
Net investment income (loss)	.64% A	.54% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,061	$ 1,304
Portfolio turnover rate G	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.02 H
Net realized and unrealized gain (loss)	1.41	.54
Total from investment operations	1.45	.56
Distributions from net realized gain	(.02)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 11.99	$ 10.56
Total Return B, C, D	13.74%	5.60%
Ratios to Average Net Assets F, J
Expenses before reductions	2.14% A	2.47% A
Expenses net of fee waivers, if any	2.14% A	2.25% A
Expenses net of all reductions	2.11% A	2.21% A
Net investment income (loss)	.65% A	.54% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,695	$ 2,183
Portfolio turnover rate G	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.07 G
Net realized and unrealized gain (loss)	1.41	.54
Total from investment operations	1.50	.61
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.06)	-
Redemption fees added to paid in capital D	- J	- J
Net asset value, end of period	$ 12.05	$ 10.61
Total Return B, C	14.24%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.11% A	1.50% A
Expenses net of fee waivers, if any	1.11% A	1.25% A
Expenses net of all reductions	1.09% A	1.21% A
Net investment income (loss)	1.68% A	1.54% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,001	$ 221,130
Portfolio turnover rate F	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.07 G
Net realized and unrealized gain (loss)	1.41	.54
Total from investment operations	1.51	.61
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.06)	-
Redemption fees added to paid in capital D	- J	- J
Net asset value, end of period	$ 12.06	$ 10.61
Total Return B, C	14.33%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.05% A	1.38% A
Expenses net of fee waivers, if any	1.05% A	1.25% A
Expenses net of all reductions	1.03% A	1.21% A
Net investment income (loss)	1.74% A	1.54% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,630	$ 3,064
Portfolio turnover rate F	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Value Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 48,698,325
Unrealized depreciation	(4,115,193)
Net unrealized appreciation (depreciation)	$ 44,583,132
Cost for federal income tax purposes	$ 394,534,326

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $175,608,401 and $61,826,797, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until (May 1, 2007). Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,883	$ 1,537
Class T	.25%	.25%	6,856	2,848
Class B	.75%	.25%	8,507	7,789
Class C	.75%	.25%	17,559	11,321
			$ 37,805	$ 23,495

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC*
Class A	$ 8,227
Class T	1,949
Class B	430
Class C	147
$ 10,753

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,921	.30*
Class T	3,677	.27*
Class B	2,086	.25*
Class C	4,128	.24*
International Value	306,844	.21*
Institutional Class	2,508	.15*
	$ 325,164

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $142 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $49 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $117,918.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $37,758 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $816. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 27

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Period ended October 31, 2006
From net investment income
Class A	$ 5,613	$ -
Class T	4,267	-
International Value	956,069	-
Institutional Class	12,567	-
Total	$ 978,516	$ -
From net realized gain
Class A	$ 3,983	$ -
Class T	4,693	-
Class B	1,788	-
Class C	4,566	-
International Value	536,333	-
Institutional Class	6,583	-
Total	$ 557,946	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Period ended October 31, 2006 A	Six months ended April 30, 2007	Period ended October 31, 2006 A
Class A
Shares sold	372,287	146,231	$ 4,185,502	$ 1,461,870
Reinvestment of distributions	863	-	9,431	-
Shares redeemed	(14,288)	(1,174)	(163,376)	(12,358)
Net increase (decrease)	358,862	145,057	$ 4,031,557	$ 1,449,512
Class T
Shares sold	144,832	169,119	$ 1,623,959	$ 1,688,142
Reinvestment of distributions	806	-	8,796	-
Shares redeemed	(14,084)	(155)	(161,330)	(1,528)
Net increase (decrease)	131,554	168,964	$ 1,471,425	$ 1,686,614
Class B
Shares sold	51,123	123,455	$ 571,546	$ 1,231,876
Reinvestment of distributions	151	-	1,653	-
Shares redeemed	(2,929)	(12)	(33,083)	(126)
Net increase (decrease)	48,345	123,443	$ 540,116	$ 1,231,750
Class C
Shares sold	187,783	207,502	$ 2,102,131	$ 2,072,374
Reinvestment of distributions	319	-	3,483	-
Shares redeemed	(3,120)	(791)	(35,249)	(7,647)
Net increase (decrease)	184,982	206,711	$ 2,070,365	$ 2,064,727
International Value
Shares sold	14,702,079	22,776,737	$ 166,214,648	$ 228,163,833
Reinvestment of distributions	127,337	-	1,391,798	-
Shares redeemed	(4,975,092)	(1,934,132)	(56,140,761)	(19,338,324)
Net increase (decrease)	9,854,324	20,842,605	$ 111,465,685	$ 208,825,509
Institutional Class
Shares sold	52,199	288,807	$ 582,807	$ 2,865,051
Reinvestment of distributions	692	-	7,564	-
Shares redeemed	(40,625)	-	(457,966)	-
Net increase (decrease)	12,266	288,807	$ 132,405	$ 2,865,051

A For the period May 18, 2006 (commencement of operations) to October 31, 2006.

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AFIV-USAN-0607
1.827499.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

International Value

Fund - Institutional Class

Semiannual Report

April 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Institutional Class is
a class of Fidelity®
International Value Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Substantial single-day losses are not uncommon in the equity markets, and when they occur - as in late February - investors can be better served in the long term by buying good stocks at lower prices than by moving their money to the sidelines. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 to April 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 to April 30, 2007
Class A
Actual	$ 1,000.00	$ 1,140.40	$ 7.70
Hypothetical A	$ 1,000.00	$ 1,017.60	$ 7.25
Class T
Actual	$ 1,000.00	$ 1,139.40	$ 8.86
Hypothetical A	$ 1,000.00	$ 1,016.51	$ 8.35
Class B
Actual	$ 1,000.00	$ 1,136.80	$ 11.39
Hypothetical A	$ 1,000.00	$ 1,014.13	$ 10.74
Class C
Actual	$ 1,000.00	$ 1,137.40	$ 11.34
Hypothetical A	$ 1,000.00	$ 1,014.18	$ 10.69
International Value
Actual	$ 1,000.00	$ 1,142.40	$ 5.90
Hypothetical A	$ 1,000.00	$ 1,019.29	$ 5.56
Institutional Class
Actual	$ 1,000.00	$ 1,143.30	$ 5.58
Hypothetical A	$ 1,000.00	$ 1,019.59	$ 5.26

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.45%
Class T	1.67%
Class B	2.15%
Class C	2.14%
International Value	1.11%
Institutional Class	1.05%

Semiannual Report

Investment Changes

Geographic Diversification (% of fund's net assets)
As of April 30, 2007
Japan 18.4%
United Kingdom 16.5%
France 11.3%
Germany 10.9%
Switzerland 9.6%
Spain 4.5%
United States of America 3.2%
Netherlands 3.1%
Australia 2.8%
Other 19.7%

Percentages are adjusted for the effect of futures contracts, if applicable.

As of October 31, 2006
Japan 19.9%
United Kingdom 17.8%
Germany 10.2%
Switzerland 9.4%
France 8.6%
Italy 4.6%
Netherlands 3.3%
Canada 3.3%
Norway 2.9%
Other 20.0%

Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	97.0	98.0
Short-Term Investments and Net Other Assets	3.0	2.0
Top Ten Stocks as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
E.ON AG (Germany, Electric Utilities)	2.7	2.0
Societe Generale Series A (France, Commercial Banks)	2.7	1.2
Nestle SA (Reg.) (Switzerland, Food Products)	2.5	1.5
ING Groep NV sponsored ADR (Netherlands, Diversified Financial Services)	2.4	2.4
Royal Bank of Scotland Group PLC (United Kingdom, Commercial Banks)	2.2	4.0
Mitsui & Co. Ltd. (Japan, Trading Companies & Distributors)	2.1	2.2
Toyota Motor Corp. (Japan, Automobiles)	2.1	2.0
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (Germany, Insurance)	2.0	1.9
Barclays PLC (United Kingdom, Commercial Banks)	2.0	2.5
AXA SA sponsored ADR (France, Insurance)	2.0	1.2
	22.7
Market Sectors as of April 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	40.0	40.3
Industrials	10.1	8.9
Consumer Discretionary	8.6	7.5
Materials	7.3	5.5
Consumer Staples	6.6	5.8
Utilities	6.3	5.7
Energy	6.3	11.3
Information Technology	5.7	7.4
Health Care	3.6	3.1
Telecommunication Services	2.5	2.5

Semiannual Report

Investments April 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 2.8%
AMP Ltd.	238,000	$ 2,124,706
Australia & New Zealand Banking Group Ltd.	87,000	2,210,824
Macquarie Airports unit	801,096	2,647,775
National Australia Bank Ltd.	53,400	1,898,904
Zinifex Ltd.	149,700	2,057,469
TOTAL AUSTRALIA		10,939,678
Austria - 0.2%
Immoeast AG (a)	50,500	716,688
Brazil - 1.1%
Petroleo Brasileiro SA Petrobras sponsored ADR	13,700	1,386,851
TAM SA (PN) sponsored ADR (ltd. vtg.)	40,300	1,036,919
Uniao de Bancos Brasileiros SA (Unibanco) GDR	18,700	1,815,022
TOTAL BRAZIL		4,238,792
Canada - 2.4%
Cameco Corp.	33,400	1,555,798
Cognos, Inc. (a)	23,900	1,030,329
Finning International, Inc.	54,400	2,695,738
First Quantum Minerals Ltd.	20,500	1,415,366
RONA, Inc. (a)	128,600	2,792,378
TOTAL CANADA		9,489,609
Cayman Islands - 2.6%
GlobalSantaFe Corp.	112,000	7,160,160
Subsea 7, Inc. (a)(d)	136,500	2,799,153
TOTAL CAYMAN ISLANDS		9,959,313
Czech Republic - 0.4%
Ceske Energeticke Zavody AS	32,300	1,578,889
Finland - 0.5%
Nokia Corp. sponsored ADR	78,000	1,969,500
France - 11.3%
Accor SA	18,100	1,716,105
Alcatel-Lucent SA	240,600	3,187,950
AXA SA sponsored ADR	169,400	7,802,564
BNP Paribas SA	31,200	3,646,593
Compagnie de St. Gobain	47,900	5,153,978
Gaz de France (d)	37,400	1,765,847
Louis Vuitton Moet Hennessy (LVMH)	14,700	1,724,526
Pernod Ricard SA	14,940	3,195,682
Peugeot Citroen SA	37,300	3,043,286
Common Stocks - continued
	Shares	Value
France - continued
Societe Generale Series A	49,535	$ 10,578,690
Suez SA (France) (d)	39,000	2,234,150
TOTAL FRANCE		44,049,371
Germany - 10.9%
Allianz AG sponsored ADR (d)	285,200	6,337,144
BASF AG sponsored ADR (d)	48,000	5,702,880
DaimlerChrysler AG	15,000	1,207,650
E.ON AG (d)	70,800	10,647,608
GFK AG	25,300	1,166,924
Heidelberger Druckmaschinen AG	36,100	1,715,798
KarstadtQuelle AG (a)(d)	54,000	2,085,382
Lanxess AG	43,700	2,398,440
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.) (d)	44,100	7,888,847
RWE AG	18,600	1,969,863
Siemens AG sponsored ADR	12,900	1,560,513
TOTAL GERMANY		42,681,049
Greece - 0.7%
Alpha Bank AE	46,900	1,439,994
Greek Organization of Football Prognostics SA	38,600	1,469,592
TOTAL GREECE		2,909,586
Hong Kong - 1.7%
Chaoda Modern Agriculture (Holdings) Ltd.	548,000	455,350
Swire Pacific Ltd. (A Shares)	537,800	6,170,309
TOTAL HONG KONG		6,625,659
India - 0.8%
Satyam Computer Services Ltd. sponsored ADR	82,400	2,050,112
State Bank of India	30,000	987,938
TOTAL INDIA		3,038,050
Ireland - 0.3%
Bank of Ireland	46,371	1,004,048
Italy - 1.5%
Fiat Spa	55,100	1,636,875
Intesa Sanpaolo Spa	203,981	1,720,218
Unicredito Italiano Spa	244,000	2,523,855
TOTAL ITALY		5,880,948
Japan - 18.4%
Asahi Breweries Ltd.	63,100	1,028,265
Common Stocks - continued
	Shares	Value
Japan - continued
Canon, Inc.	86,950	$ 4,886,590
Daiwa Securities Group, Inc.	126,000	1,403,562
Denso Corp.	55,700	1,969,614
East Japan Railway Co.	686	5,563,444
Fujitsu Ltd.	85,000	534,352
Japan Tobacco, Inc.	504	2,461,990
JFE Holdings, Inc.	10,600	582,733
JGC Corp.	32,000	491,633
JSR Corp.	57,200	1,279,680
Konica Minolta Holdings, Inc.	134,500	1,840,579
Leopalace21 Corp.	47,500	1,557,555
Misawa Homes Holdings, Inc. (a)(d)	48,500	850,596
Mitsubishi Estate Co. Ltd.	21,000	651,155
Mitsui & Co. Ltd.	463,000	8,326,544
Mizuho Financial Group, Inc.	460	2,768,505
Nippon Building Fund, Inc.	48	775,981
Nippon Oil Corp.	302,000	2,319,401
ORIX Corp.	23,310	6,216,129
Ricoh Co. Ltd.	85,000	1,865,834
Shin-Etsu Chemical Co. Ltd.	16,400	1,058,641
Sumitomo Mitsui Financial Group, Inc.	109	952,351
Sumitomo Realty & Development Co. Ltd.	20,000	738,314
Sumitomo Trust & Banking Co. Ltd.	197,000	1,924,119
Takeda Pharamaceutical Co. Ltd.	89,900	5,828,719
Tokuyama Corp.	61,000	914,661
Tokyo Gas Co. Ltd.	579,000	2,910,157
Tokyo Tomin Bank Ltd.	30,200	1,044,033
Toyota Motor Corp.	133,600	8,110,856
Toyota Motor Corp. sponsored ADR	100	12,142
Yamada Denki Co. Ltd.	10,970	1,013,747
TOTAL JAPAN		71,881,882
Kazakhstan - 0.2%
JSC Halyk Bank of Kazakhstan:
GDR (a)(e)	4,700	105,750
unit (a)	28,000	630,000
TOTAL KAZAKHSTAN		735,750
Korea (South) - 0.6%
Kookmin Bank sponsored ADR	10,600	952,092
Samsung Electronics Co. Ltd. GDR	5,151	1,581,357
TOTAL KOREA (SOUTH)		2,533,449
Common Stocks - continued
	Shares	Value
Mexico - 0.4%
America Movil SA de CV Series L sponsored ADR	28,000	$ 1,470,840
Netherlands - 3.1%
ABN-AMRO Holding NV sponsored ADR	15,700	760,665
Heineken NV (Bearer)	25,100	1,332,810
ING Groep NV sponsored ADR (d)	203,400	9,277,074
TomTom Group BV (a)(d)	17,900	761,369
TOTAL NETHERLANDS		12,131,918
Norway - 2.2%
DnB Nor ASA (d)	226,400	3,253,694
Fred Olsen Energy ASA (a)(d)	50,500	2,529,541
Orkla ASA (A Shares)	71,250	1,147,320
Petroleum Geo-Services ASA (a)	55,500	1,548,586
TOTAL NORWAY		8,479,141
Philippines - 0.3%
Philippine Long Distance Telephone Co. sponsored ADR	20,700	1,105,587
Russia - 0.7%
Magma OJSC sponsored GDR (a)(e)	23,100	292,215
OAO Gazprom sponsored ADR	66,900	2,629,170
TOTAL RUSSIA		2,921,385
Singapore - 0.5%
DBS Group Holdings Ltd.	146,000	2,046,998
South Africa - 0.6%
Impala Platinum Holdings Ltd.	71,400	2,331,578
Spain - 4.5%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	295,700	7,079,058
Banco Santander Central Hispano SA	317,800	5,720,106
Gestevision Telecinco SA	79,600	2,415,757
Telefonica SA sponsored ADR	35,100	2,374,515
TOTAL SPAIN		17,589,436
Sweden - 1.7%
Atlas Copco AB (A Shares)	26,400	1,016,643
Svenska Cellulosa AB (SCA) (B Shares)	69,400	3,599,639
Telefonaktiebolaget LM Ericsson (B Shares)	493,000	1,881,781
TOTAL SWEDEN		6,498,063
Switzerland - 9.6%
Adecco SA (Reg.)	20,818	1,424,784
Credit Suisse Group sponsored ADR	76,300	5,989,550
Common Stocks - continued
	Shares	Value
Switzerland - continued
Nestle SA (Reg.)	24,529	$ 9,747,825
Novartis AG sponsored ADR	46,000	2,672,140
Roche Holding AG (participation certificate)	28,706	5,411,081
Swiss Reinsurance Co. (Reg.)	37,977	3,590,656
UBS AG (NY Shares)	114,500	7,431,050
Zurich Financial Services AG (Reg.)	3,949	1,154,114
TOTAL SWITZERLAND		37,421,200
Taiwan - 0.3%
Novatek Microelectronics Corp.	221,000	1,094,536
United Kingdom - 16.5%
3i Group plc	107,500	2,489,015
BAE Systems PLC	183,500	1,676,729
Barclays PLC	539,900	7,833,949
BHP Billiton PLC	221,600	5,002,352
BP PLC	228,500	2,563,770
British American Tobacco PLC	96,800	3,013,384
HBOS plc	85,300	1,847,090
HSBC Holdings PLC (United Kingdom) (Reg.)	228,900	4,228,241
Land Securities Group PLC	39,100	1,533,862
National Grid PLC	221,600	3,484,809
Old Mutual plc	677,400	2,425,780
Prudential PLC	159,928	2,395,063
Rio Tinto PLC sponsored ADR	4,625	1,128,500
Rolls-Royce Group PLC	386,300	3,705,529
Royal Bank of Scotland Group PLC	223,900	8,640,163
Tesco PLC	488,800	4,505,497
Vedanta Resources PLC	46,600	1,288,602
Vodafone Group PLC sponsored ADR	162,512	4,668,970
Yell Group PLC	203,100	1,983,741
TOTAL UNITED KINGDOM		64,415,046
United States of America - 0.2%
Virgin Media, Inc.	27,900	703,917
TOTAL COMMON STOCKS (Cost $333,713,372)		378,441,906
Nonconvertible Preferred Stocks - 0.0%

United Kingdom - 0.0%
Rolls-Royce Group PLC Series B (Cost $29,725)	15,161,120	30,314
Money Market Funds - 15.6%
	Shares	Value
Fidelity Cash Central Fund, 5.29% (b)	9,907,063	$ 9,907,063
Fidelity Securities Lending Cash Central Fund, 5.31% (b)(c)	50,738,175	50,738,175
TOTAL MONEY MARKET FUNDS (Cost $60,645,238)		60,645,238
TOTAL INVESTMENT PORTFOLIO - 112.6% (Cost $394,388,335)		439,117,458
NET OTHER ASSETS - (12.6)%		(49,055,794)
NET ASSETS - 100%		$ 390,061,664
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $397,965 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 279,266
Fidelity Securities Lending Cash Central Fund	117,918
Total	$ 397,184

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,996,684) - See accompanying schedule: Unaffiliated issuers (cost $333,743,097)	$ 378,472,220
Fidelity Central Funds (cost $60,645,238)	60,645,238
Total Investments (cost $394,388,335)		$ 439,117,458
Foreign currency held at value (cost $454,888)		454,905
Receivable for investments sold		5,881,713
Receivable for fund shares sold		1,436,263
Dividends receivable		1,878,087
Distributions receivable from Fidelity Central Funds		53,356
Prepaid expenses		316
Receivable from investment adviser for expense reductions		70,459
Other receivables		103,649
Total assets		448,996,206

Liabilities
Payable to custodian bank	$ 48,927
Payable for investments purchased	6,996,297
Payable for fund shares redeemed	800,870
Accrued management fee	222,029
Distribution fees payable	8,104
Other affiliated payables	73,992
Other payables and accrued expenses	46,148
Collateral on securities loaned, at value	50,738,175
Total liabilities		58,934,542

Net Assets		$ 390,061,664
Net Assets consist of:
Paid in capital		$ 337,961,287
Undistributed net investment income		2,322,796
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,041,886
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,735,695
Net Assets		$ 390,061,664

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,063,438 ÷ 503,919 shares)	$ 12.03

Maximum offering price per share (100/94.25 of $12.03)	$ 12.76
Class T: Net Asset Value and redemption price per share ($3,611,659 ÷ 300,518 shares)	$ 12.02

Maximum offering price per share (100/96.50 of $12.02)	$ 12.46
Class B: Net Asset Value and offering price per share ($2,060,597 ÷ 171,788 shares)A	$ 11.99

Class C: Net Asset Value and offering price per share ($4,694,989 ÷ 391,693 shares)A	$ 11.99

International Value: Net Asset Value, offering price and redemption price per share ($370,000,966 ÷ 30,696,929 shares)	$ 12.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,630,015 ÷ 301,073 shares)	$ 12.06

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2007 (Unaudited)

Investment Income
Dividends		$ 4,249,449
Income from Fidelity Central Funds		397,184
		4,646,633
Less foreign taxes withheld		(391,222)
Total income		4,255,411

Expenses
Management fee	$ 1,096,992
Transfer agent fees	325,164
Distribution fees	37,805
Accounting and security lending fees	82,046
Custodian fees and expenses	42,353
Independent trustees' compensation	406
Registration fees	133,649
Audit	29,285
Legal	1,734
Miscellaneous	285
Total expenses before reductions	1,749,719
Expense reductions	(39,379)	1,710,340
Net investment income (loss)		2,545,071
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $6,485)	5,626,934
Foreign currency transactions	16,478
Total net realized gain (loss)		5,643,412
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $6,668)	32,667,246
Assets and liabilities in foreign currencies	6,956
Total change in net unrealized appreciation (depreciation)		32,674,202
Net gain (loss)		38,317,614
Net increase (decrease) in net assets resulting from operations		$ 40,862,685

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2007 (Unaudited)	For the period May 18, 2006 (commencement of operations) to October 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,545,071	$ 808,421
Net realized gain (loss)	5,643,412	(6,746)
Change in net unrealized appreciation (depreciation)	32,674,202	12,061,493
Net increase (decrease) in net assets resulting from operations	40,862,685	12,863,168
Distributions to shareholders from net investment income	(978,516)	-
Distributions to shareholders from net realized gain	(557,946)	-
Total distributions	(1,536,462)	-
Share transactions - net increase (decrease)	119,711,553	218,123,163
Redemption fees	16,959	20,598
Total increase (decrease) in net assets	159,054,735	231,006,929

Net Assets
Beginning of period	231,006,929	-
End of period (including undistributed net investment income of $2,322,796 and undistributed net investment income of $808,421, respectively)	$ 390,061,664	$ 231,006,929

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.06 H
Net realized and unrealized gain (loss)	1.40	.54
Total from investment operations	1.48	.60
Distributions from net investment income	(.03)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.05)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 12.03	$ 10.60
Total Return B, C, D	14.04%	6.00%
Ratios to Average Net Assets F, J
Expenses before reductions	1.45% A	1.75% A
Expenses net of fee waivers, if any	1.45% A	1.50% A
Expenses net of all reductions	1.43% A	1.46% A
Net investment income (loss)	1.34% A	1.29% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,063	$ 1,537
Portfolio turnover rate G	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .63%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.05 H
Net realized and unrealized gain (loss)	1.41	.54
Total from investment operations	1.47	.59
Distributions from net investment income	(.02)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.04)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 12.02	$ 10.59
Total Return B, C, D	13.94%	5.90%
Ratios to Average Net Assets F, J
Expenses before reductions	1.67% A	2.01% A
Expenses net of fee waivers, if any	1.67% A	1.75% A
Expenses net of all reductions	1.64% A	1.71% A
Net investment income (loss)	1.12% A	1.04% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,612	$ 1,789
Portfolio turnover rate G	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .38%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.02 H
Net realized and unrealized gain (loss)	1.40	.54
Total from investment operations	1.44	.56
Distributions from net realized gain	(.01)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 11.99	$ 10.56
Total Return B, C, D	13.68%	5.60%
Ratios to Average Net Assets F, J
Expenses before reductions	2.15% A	2.50% A
Expenses net of fee waivers, if any	2.15% A	2.25% A
Expenses net of all reductions	2.12% A	2.21% A
Net investment income (loss)	.64% A	.54% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,061	$ 1,304
Portfolio turnover rate G	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 I
Selected Per-Share Data
Net asset value, beginning of period	$ 10.56	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.02 H
Net realized and unrealized gain (loss)	1.41	.54
Total from investment operations	1.45	.56
Distributions from net realized gain	(.02)	-
Redemption fees added to paid in capital E	- K	- K
Net asset value, end of period	$ 11.99	$ 10.56
Total Return B, C, D	13.74%	5.60%
Ratios to Average Net Assets F, J
Expenses before reductions	2.14% A	2.47% A
Expenses net of fee waivers, if any	2.14% A	2.25% A
Expenses net of all reductions	2.11% A	2.21% A
Net investment income (loss)	.65% A	.54% A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,695	$ 2,183
Portfolio turnover rate G	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.12)%.

I For the period May 18, 2006 (commencement of operations) to October 31, 2006.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Value

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.07 G
Net realized and unrealized gain (loss)	1.41	.54
Total from investment operations	1.50	.61
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.06)	-
Redemption fees added to paid in capital D	- J	- J
Net asset value, end of period	$ 12.05	$ 10.61
Total Return B, C	14.24%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.11% A	1.50% A
Expenses net of fee waivers, if any	1.11% A	1.25% A
Expenses net of all reductions	1.09% A	1.21% A
Net investment income (loss)	1.68% A	1.54% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 370,001	$ 221,130
Portfolio turnover rate F	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2007	Period ended October 31,
	(Unaudited)	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.07 G
Net realized and unrealized gain (loss)	1.41	.54
Total from investment operations	1.51	.61
Distributions from net investment income	(.04)	-
Distributions from net realized gain	(.02)	-
Total distributions	(.06)	-
Redemption fees added to paid in capital D	- J	- J
Net asset value, end of period	$ 12.06	$ 10.61
Total Return B, C	14.33%	6.10%
Ratios to Average Net Assets E, I
Expenses before reductions	1.05% A	1.38% A
Expenses net of fee waivers, if any	1.05% A	1.25% A
Expenses net of all reductions	1.03% A	1.21% A
Net investment income (loss)	1.74% A	1.54% A, G
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,630	$ 3,064
Portfolio turnover rate F	41% A	29% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .88%.

H For the period May 18, 2006 (commencement of operations) to October 31, 2006.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2007 (Unaudited)

1. Organization.

Fidelity International Value Fund (the Fund) is a fund of Fidelity Investment Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, International Value Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term capital gains, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 48,698,325
Unrealized depreciation	(4,115,193)
Net unrealized appreciation (depreciation)	$ 44,583,132
Cost for federal income tax purposes	$ 394,534,326

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $175,608,401 and $61,826,797, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. The Fund's performance adjustment will not take effect until (May 1, 2007). Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 4,883	$ 1,537
Class T	.25%	.25%	6,856	2,848
Class B	.75%	.25%	8,507	7,789
Class C	.75%	.25%	17,559	11,321
			$ 37,805	$ 23,495

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC*
Class A	$ 8,227
Class T	1,949
Class B	430
Class C	147
$ 10,753

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 5,921	.30*
Class T	3,677	.27*
Class B	2,086	.25*
Class C	4,128	.24*
International Value	306,844	.21*
Institutional Class	2,508	.15*
	$ 325,164

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $142 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $49 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $117,918.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $37,758 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $816. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 27

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

In September 2006, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. In March 2007, FIIOC converted the relevant Class B shares to Class A shares and recorded the conversion in the books and records of the Fund. FIIOC has reimbursed the Fund for related audit and legal expenses and, beginning in June 2007, remediated affected shareholders.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2007	Period ended October 31, 2006
From net investment income
Class A	$ 5,613	$ -
Class T	4,267	-
International Value	956,069	-
Institutional Class	12,567	-
Total	$ 978,516	$ -
From net realized gain
Class A	$ 3,983	$ -
Class T	4,693	-
Class B	1,788	-
Class C	4,566	-
International Value	536,333	-
Institutional Class	6,583	-
Total	$ 557,946	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2007	Period ended October 31, 2006 A	Six months ended April 30, 2007	Period ended October 31, 2006 A
Class A
Shares sold	372,287	146,231	$ 4,185,502	$ 1,461,870
Reinvestment of distributions	863	-	9,431	-
Shares redeemed	(14,288)	(1,174)	(163,376)	(12,358)
Net increase (decrease)	358,862	145,057	$ 4,031,557	$ 1,449,512
Class T
Shares sold	144,832	169,119	$ 1,623,959	$ 1,688,142
Reinvestment of distributions	806	-	8,796	-
Shares redeemed	(14,084)	(155)	(161,330)	(1,528)
Net increase (decrease)	131,554	168,964	$ 1,471,425	$ 1,686,614
Class B
Shares sold	51,123	123,455	$ 571,546	$ 1,231,876
Reinvestment of distributions	151	-	1,653	-
Shares redeemed	(2,929)	(12)	(33,083)	(126)
Net increase (decrease)	48,345	123,443	$ 540,116	$ 1,231,750
Class C
Shares sold	187,783	207,502	$ 2,102,131	$ 2,072,374
Reinvestment of distributions	319	-	3,483	-
Shares redeemed	(3,120)	(791)	(35,249)	(7,647)
Net increase (decrease)	184,982	206,711	$ 2,070,365	$ 2,064,727
International Value
Shares sold	14,702,079	22,776,737	$ 166,214,648	$ 228,163,833
Reinvestment of distributions	127,337	-	1,391,798	-
Shares redeemed	(4,975,092)	(1,934,132)	(56,140,761)	(19,338,324)
Net increase (decrease)	9,854,324	20,842,605	$ 111,465,685	$ 208,825,509
Institutional Class
Shares sold	52,199	288,807	$ 582,807	$ 2,865,051
Reinvestment of distributions	692	-	7,564	-
Shares redeemed	(40,625)	-	(457,966)	-
Net increase (decrease)	12,266	288,807	$ 132,405	$ 2,865,051

A For the period May 18, 2006 (commencement of operations) to October 31, 2006.

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management & Research (Far East) Inc.)

Fidelity International
Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

AFIVI-USAN-0607
1.827491.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Investment Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	June 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	June 20, 2007